MainStay Balanced Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 33.8%
Asset-Backed Securities 1.1%
Other Asset-Backed Securities 1.1%
Apidos CLO XXX
Series XXXA, Class A2
7.171% (3 Month SOFR + 1.862%), due 10/18/31 (a)(b)	$ 600,000	$ 591,245
ARES L CLO Ltd.
Series 2018-50A, Class AR
6.62% (3 Month SOFR + 1.312%), due 1/15/32 (a)(b)	500,000	496,699
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
6.988% (3 Month SOFR + 1.662%), due 4/20/30 (a)(b)	600,000	582,949
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.971% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	750,000	753,850
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
7.451% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	700,000	704,478
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
6.97% (3 Month SOFR + 1.662%), due 10/15/30 (a)(b)	1,100,000	1,074,118
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
7.138% (3 Month SOFR + 1.812%), due 7/20/30 (a)(b)	250,000	247,209
STORE Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	305,534	255,031
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
6.529% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	407,566	407,003
Total Asset-Backed Securities (Cost $5,206,768)		5,112,582
Corporate Bonds 11.9%
Aerospace & Defense 0.1%
Boeing Co. (The)
5.15%, due 5/1/30	290,000	287,540
5.805%, due 5/1/50	120,000	120,694
HEICO Corp.
5.35%, due 8/1/33	210,000	209,113
		617,347
Auto Manufacturers 0.3%
General Motors Financial Co., Inc.
6.05%, due 10/10/25	595,000	599,863
Hyundai Capital America
5.68%, due 6/26/28 (a)	580,000	577,981
		1,177,844

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment 0.1%
Aptiv plc
3.25%, due 3/1/32	$ 320,000	$ 273,937
Banks 5.1%
Bank of America Corp. (c)
1.734%, due 7/22/27	1,040,000	931,819
1.922%, due 10/24/31	153,000	121,209
2.087%, due 6/14/29	865,000	742,150
5.202%, due 4/25/29	660,000	655,537
Bank of New York Mellon Corp. (The) (c)
4.706%, due 2/1/34	410,000	391,032
4.947%, due 4/26/27	425,000	420,053
Bank of New Zealand
4.846%, due 2/7/28 (a)	760,000	743,826
Barclays plc
5.829%, due 5/9/27 (c)	980,000	974,497
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	405,000	426,005
Citigroup, Inc. (c)
2.014%, due 1/25/26	875,000	825,630
5.61%, due 9/29/26	1,050,000	1,047,775
6.174%, due 5/25/34	410,000	416,486
Citizens Bank NA
6.064%, due 10/24/25 (c)	380,000	367,925
Credit Suisse AG
7.95%, due 1/9/25	1,000,000	1,022,589
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(b)	850,000	853,599
Deutsche Bank AG
7.079%, due 2/10/34 (c)	270,000	260,077
Fifth Third Bancorp
6.361%, due 10/27/28 (c)	395,000	401,077
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	850,000	848,957
HSBC Holdings plc (c)
6.547%, due 6/20/34	330,000	329,979
7.39%, due 11/3/28	470,000	496,412
Huntington National Bank (The)
5.65%, due 1/10/30	565,000	554,629
JPMorgan Chase & Co. (c)
1.578%, due 4/22/27	1,010,000	909,325
4.565%, due 6/14/30	500,000	481,058
5.35%, due 6/1/34	310,000	312,230
5.546%, due 12/15/25	730,000	728,006
KeyBank NA
5.85%, due 11/15/27	790,000	774,504
Mitsubishi UFJ Financial Group, Inc. (b)
5.406% (1 Year Treasury Constant Maturity Rate + 1.97%), due 4/19/34	215,000	213,854

	Principal Amount	Value
Corporate Bonds
Banks
Mitsubishi UFJ Financial Group, Inc. (b)
5.541% (1 Year Treasury Constant Maturity Rate + 1.50%), due 4/17/26	$ 610,000	$ 607,406
Morgan Stanley (c)
4.679%, due 7/17/26	1,314,000	1,288,089
5.123%, due 2/1/29	150,000	148,472
6.296%, due 10/18/28	160,000	165,555
Morgan Stanley Bank NA
4.754%, due 4/21/26	425,000	419,766
National Securities Clearing Corp.
5.00%, due 5/30/28 (a)	375,000	374,083
NatWest Group plc
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27 (b)	845,000	840,069
PNC Financial Services Group, Inc. (The) (c)
5.582%, due 6/12/29	195,000	195,397
5.812%, due 6/12/26	415,000	415,202
Royal Bank of Canada
5.66%, due 10/25/24	605,000	605,010
Truist Financial Corp.
5.122%, due 1/26/34 (c)	160,000	152,911
U.S. Bancorp (c)
2.677%, due 1/27/33	245,000	198,136
5.775%, due 6/12/29	495,000	496,801
5.836%, due 6/12/34	210,000	212,935
UBS Group AG (a)(c)
6.373%, due 7/15/26	695,000	695,651
6.442%, due 8/11/28	550,000	558,458
Wells Fargo & Co.
5.389%, due 4/24/34 (c)	425,000	421,657
		24,045,838
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	345,000	337,153
Keurig Dr Pepper, Inc.
4.05%, due 4/15/32	105,000	97,464
		434,617
Biotechnology 0.2%
Amgen, Inc.
4.05%, due 8/18/29	590,000	560,631
5.15%, due 3/2/28	300,000	300,198
5.25%, due 3/2/30	200,000	201,309
		1,062,138
Chemicals 0.1%
Celanese US Holdings LLC
6.33%, due 7/15/29	650,000	652,416

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	$ 400,000	$ 357,140
Computers 0.0% ‡
Dell International LLC
5.75%, due 2/1/33	155,000	157,609
Diversified Financial Services 0.7%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	550,000	479,864
Air Lease Corp.
0.70%, due 2/15/24	1,425,000	1,384,877
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	605,000	614,817
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	720,000	699,849
		3,179,407
Electric 1.5%
AEP Texas, Inc.
4.70%, due 5/15/32	40,000	38,354
American Electric Power Co., Inc.
5.625%, due 3/1/33	220,000	223,979
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	45,000	42,266
Arizona Public Service Co.
5.55%, due 8/1/33	835,000	836,876
Commonwealth Edison Co.
3.10%, due 11/1/24	290,000	280,957
Duke Energy Carolinas LLC
4.95%, due 1/15/33	195,000	194,053
Duke Energy Corp.
2.45%, due 6/1/30	240,000	201,751
4.50%, due 8/15/32	140,000	132,026
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	70,000	70,803
Enel Finance America LLC
7.10%, due 10/14/27 (a)	420,000	441,062
Entergy Arkansas LLC
5.15%, due 1/15/33	220,000	221,279
Florida Power & Light Co.
5.05%, due 4/1/28	640,000	645,407
Georgia Power Co.
4.65%, due 5/16/28	755,000	742,008
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	330,000	330,147

	Principal Amount	Value
Corporate Bonds
Electric
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	$ 280,000	$ 282,031
Pacific Gas and Electric Co.
5.45%, due 6/15/27	400,000	391,643
6.10%, due 1/15/29	240,000	238,618
6.15%, due 1/15/33	450,000	444,232
6.40%, due 6/15/33	110,000	110,547
PECO Energy Co.
4.90%, due 6/15/33	310,000	308,461
Southern California Edison Co.
5.30%, due 3/1/28	380,000	382,463
5.95%, due 11/1/32	175,000	183,585
Southern Co. (The)
5.15%, due 10/6/25	220,000	218,932
5.70%, due 10/15/32	100,000	103,150
		7,064,630
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	224,000	205,561
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30	445,000	384,369
Food 0.0% ‡
Kraft Heinz Foods Co.
3.75%, due 4/1/30	130,000	120,503
Gas 0.1%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	550,000	440,458
Southwest Gas Corp.
5.45%, due 3/23/28	220,000	218,961
		659,419
Healthcare-Products 0.1%
Baxter International, Inc.
3.95%, due 4/1/30	610,000	561,324
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32 (a)	115,000	99,932
5.50%, due 6/1/33	430,000	428,088
		528,020

	Principal Amount	Value
Corporate Bonds
Insurance 0.2%
Corebridge Financial, Inc.
3.85%, due 4/5/29	$ 325,000	$ 297,929
Reinsurance Group of America, Inc.
6.00%, due 9/15/33	420,000	424,948
		722,877
Internet 0.2%
Amazon.com, Inc.
2.10%, due 5/12/31	430,000	359,285
Meta Platforms, Inc.
3.85%, due 8/15/32	440,000	409,467
		768,752
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	420,000	421,892
Media 0.1%
Charter Communications Operating LLC
4.40%, due 4/1/33	165,000	145,275
Paramount Global
4.20%, due 5/19/32	605,000	503,377
		648,652
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	209,000	187,622
Oil & Gas 0.1%
Phillips 66 Co.
3.15%, due 12/15/29	535,000	473,300
Pharmaceuticals 0.2%
AbbVie, Inc.
2.95%, due 11/21/26	240,000	225,141
CVS Health Corp.
3.75%, due 4/1/30	170,000	155,390
5.30%, due 6/1/33	65,000	64,927
Merck & Co., Inc.
2.15%, due 12/10/31	150,000	123,852
4.50%, due 5/17/33	205,000	201,770
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	210,000	208,612
		979,692
Pipelines 0.3%
Energy Transfer LP
3.75%, due 5/15/30	185,000	167,568

	Principal Amount	Value
Corporate Bonds
Pipelines
Energy Transfer LP
5.75%, due 2/15/33	$ 205,000	$ 207,553
Enterprise Products Operating LLC
5.35%, due 1/31/33	430,000	438,503
MPLX LP
4.95%, due 9/1/32	178,000	170,140
Targa Resources Corp.
6.125%, due 3/15/33	430,000	441,219
		1,424,983
Real Estate Investment Trusts 0.3%
Alexandria Real Estate Equities, Inc.
4.75%, due 4/15/35	210,000	195,909
American Tower Corp.
5.65%, due 3/15/33	485,000	489,619
CubeSmart LP
2.25%, due 12/15/28	340,000	288,123
Simon Property Group LP
1.75%, due 2/1/28	425,000	366,590
		1,340,241
Retail 0.3%
AutoZone, Inc.
5.20%, due 8/1/33	415,000	410,336
Home Depot, Inc. (The)
1.875%, due 9/15/31	385,000	312,009
Lowe's Cos., Inc.
4.80%, due 4/1/26	310,000	307,760
5.00%, due 4/15/33	205,000	202,995
5.15%, due 7/1/33	105,000	104,926
		1,338,026
Semiconductors 0.4%
Broadcom, Inc.
2.45%, due 2/15/31 (a)	680,000	552,186
Intel Corp.
5.125%, due 2/10/30	290,000	292,325
5.20%, due 2/10/33	215,000	217,491
Micron Technology, Inc.
5.375%, due 4/15/28	380,000	376,151
6.75%, due 11/1/29	240,000	252,194
QUALCOMM, Inc.
2.15%, due 5/20/30	490,000	418,197
		2,108,544
Software 0.2%
Microsoft Corp.
2.525%, due 6/1/50	220,000	149,860

	Principal Amount	Value
Corporate Bonds
Software
Oracle Corp.
4.50%, due 5/6/28	$ 220,000	$ 214,874
4.65%, due 5/6/30	435,000	421,036
6.15%, due 11/9/29	170,000	178,263
		964,033
Telecommunications 0.6%
AT&T, Inc.
4.35%, due 3/1/29	955,000	909,298
5.40%, due 2/15/34	410,000	403,358
T-Mobile USA, Inc.
2.625%, due 4/15/26	675,000	626,074
2.625%, due 2/15/29	135,000	117,463
3.50%, due 4/15/31	270,000	237,339
5.05%, due 7/15/33	135,000	132,118
Verizon Communications, Inc.
2.10%, due 3/22/28	340,000	297,396
3.376%, due 2/15/25	8,000	7,745
		2,730,791
Transportation 0.1%
Norfolk Southern Corp.
3.00%, due 3/15/32	250,000	214,984
Union Pacific Corp.
2.80%, due 2/14/32	245,000	210,658
United Parcel Service, Inc.
4.45%, due 4/1/30	220,000	217,710
		643,352
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP (a)
5.75%, due 5/24/26	230,000	228,853
6.05%, due 8/1/28	165,000	165,485
		394,338
Total Corporate Bonds (Cost $57,480,373)		56,629,214
Mortgage-Backed Securities 0.3%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.2%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	842,929

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligation) 0.1%
A&D Mortgage Trust
Series 2023-NQM3, Class A1
6.733%, due 7/25/68 (a)(d)	$ 800,000	$ 799,710
Total Mortgage-Backed Securities (Cost $1,827,877)		1,642,639
U.S. Government & Federal Agencies 20.5%
United States Treasury Bonds 0.1%
U.S. Treasury Bonds
3.875%, due 2/15/43	450,000	429,890
United States Treasury Notes 20.4%
U.S. Treasury Notes
2.50%, due 5/15/24	9,425,000	9,213,674
2.625%, due 12/31/23	2,175,000	2,151,381
3.375%, due 5/15/33	4,915,000	4,688,449
4.00%, due 7/31/30	17,975,000	17,904,785
4.125%, due 7/31/28	17,235,000	17,204,031
4.50%, due 7/15/26	19,450,000	19,445,441
4.75%, due 7/31/25	26,550,000	26,491,922
		97,099,683
Total U.S. Government & Federal Agencies (Cost $97,894,478)		97,529,573
Total Long-Term Bonds (Cost $162,409,496)		160,914,008

	Shares
Common Stocks 56.2%
Aerospace & Defense 2.4%
General Dynamics Corp.	16,498	3,688,623
L3Harris Technologies, Inc.	17,991	3,409,115
RTX Corp.	47,207	4,150,911
		11,248,649
Automobile Components 0.9%
Gentex Corp.	127,720	4,288,838
Banks 5.3%
JPMorgan Chase & Co.	65,094	10,282,248
M&T Bank Corp.	38,266	5,351,883
New York Community Bancorp, Inc.	340,132	4,717,631
PNC Financial Services Group, Inc. (The)	35,503	4,860,006
		25,211,768

	Shares	Value
Common Stocks
Beverages 0.7%
Keurig Dr Pepper, Inc.	100,185	$ 3,407,292
Building Products 1.6%
Fortune Brands Innovations, Inc.	41,813	2,971,650
Johnson Controls International plc	67,682	4,707,283
		7,678,933
Capital Markets 4.6%
Ares Management Corp.	44,914	4,456,367
Blackstone, Inc.	26,768	2,805,019
Intercontinental Exchange, Inc.	29,981	3,441,819
LPL Financial Holdings, Inc.	11,110	2,548,189
Morgan Stanley	47,350	4,335,366
Raymond James Financial, Inc.	39,284	4,323,990
		21,910,750
Chemicals 0.6%
Axalta Coating Systems Ltd. (e)	83,191	2,662,112
Communications Equipment 2.3%
Cisco Systems, Inc.	138,765	7,221,330
F5, Inc. (e)	23,990	3,796,178
		11,017,508
Containers & Packaging 0.6%
Sealed Air Corp.	65,627	2,993,904
Distributors 0.7%
LKQ Corp.	64,354	3,525,956
Diversified Consumer Services 0.7%
H&R Block, Inc.	99,492	3,343,926
Electric Utilities 0.8%
Exelon Corp.	85,946	3,597,700
Electrical Equipment 0.8%
Emerson Electric Co.	40,142	3,666,972
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc.	127,146	4,315,335
Entertainment 0.8%
Electronic Arts, Inc.	27,071	3,691,131

	Shares	Value
Common Stocks
Financial Services 0.6%
Global Payments, Inc.	26,765	$ 2,950,841
Food Products 0.9%
Archer-Daniels-Midland Co.	51,178	4,348,083
Gas Utilities 0.7%
Atmos Energy Corp.	29,259	3,561,113
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	47,683	2,896,742
Health Care Equipment & Supplies 1.7%
Becton Dickinson & Co.	16,451	4,583,578
Boston Scientific Corp. (e)	72,016	3,734,029
		8,317,607
Health Care Providers & Services 3.2%
Centene Corp. (e)	69,082	4,703,794
Elevance Health, Inc.	11,645	5,492,131
UnitedHealth Group, Inc.	9,586	4,854,063
		15,049,988
Health Care REITs 1.0%
Welltower, Inc.	57,855	4,752,788
Hotel & Resort REITs 0.7%
Host Hotels & Resorts, Inc.	178,893	3,291,631
Household Durables 0.6%
Lennar Corp., Class A	23,287	2,953,490
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)	152,437	3,297,212
Insurance 3.1%
American International Group, Inc.	80,699	4,864,536
Chubb Ltd.	21,644	4,424,250
MetLife, Inc.	85,369	5,375,686
		14,664,472
Interactive Media & Services 0.8%
Alphabet, Inc., Class C (e)	29,566	3,935,530
IT Services 0.6%
Amdocs Ltd.	30,021	2,811,166

	Shares	Value
Common Stocks
Machinery 0.7%
Middleby Corp. (The) (e)	22,662	$ 3,441,225
Media 0.7%
Omnicom Group, Inc.	38,465	3,254,908
Multi-Utilities 0.8%
Sempra	24,711	3,682,433
Oil, Gas & Consumable Fuels 4.7%
ConocoPhillips	50,666	5,964,402
Coterra Energy, Inc.	143,269	3,945,628
Diamondback Energy, Inc.	23,479	3,458,926
EOG Resources, Inc.	31,618	4,190,334
Phillips 66	41,077	4,582,139
		22,141,429
Personal Care Products 0.8%
Unilever plc, Sponsored ADR	70,196	3,771,631
Pharmaceuticals 4.6%
AstraZeneca plc, Sponsored ADR	49,834	3,573,098
Eli Lilly & Co.	5,567	2,530,480
Merck & Co., Inc.	59,222	6,316,026
Pfizer, Inc.	191,304	6,898,422
Roche Holding AG	9,046	2,807,004
		22,125,030
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (e)	41,171	3,429,956
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	20,251	4,040,682
NXP Semiconductors NV	18,353	4,092,352
QUALCOMM, Inc.	32,054	4,236,577
		12,369,611
Specialized REITs 0.8%
Gaming and Leisure Properties, Inc.	79,170	3,757,408
Specialty Retail 0.9%
Home Depot, Inc. (The)	8,252	2,754,848
Victoria's Secret & Co. (e)	79,953	1,638,237
		4,393,085
Total Common Stocks (Cost $227,733,233)		267,758,153

	Shares	Value
Exchange-Traded Funds 8.3%
iShares Intermediate Government/Credit Bond ETF	199,801	$ 20,543,539
iShares Russell 1000 Value ETF	51,070	8,344,327
Vanguard Intermediate-Term Treasury ETF (f)	180,872	10,577,395
Total Exchange-Traded Funds (Cost $38,759,705)		39,465,261
Short-Term Investments 1.0%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 5.075% (g)	2,979,328	2,979,328
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 5.303% (g)(h)	1,906,025	1,906,025
Total Short-Term Investments (Cost $4,885,353)		4,885,353
Total Investments (Cost $433,787,787)	99.3%	473,022,775
Other Assets, Less Liabilities	0.7	3,168,391
Net Assets	100.0%	$ 476,191,166

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2023.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2023.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2023.
(e)	Non-income producing security.
(f)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $1,865,512. The Fund received cash collateral with a value of $1,906,025.
(g)	Current yield as of July 31, 2023.
(h)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 10,985	$ 29,212	$ (37,218)	$ —	$ —	$ 2,979	$ 122	$ —	2,979

Futures Contracts
As of July 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	185	September 2023	$ 20,128,073	$ 19,761,758	$ (366,315)
U.S. Treasury 10 Year Notes	5	September 2023	566,024	557,031	(8,993)
Total Long Contracts					(375,308)
Short Contracts
U.S. Treasury 2 Year Notes	(28)	September 2023	(5,765,708)	(5,684,875)	80,833
U.S. Treasury 10 Year Ultra Bonds	(23)	September 2023	(2,751,858)	(2,690,640)	61,218
U.S. Treasury Long Bonds	(4)	September 2023	(507,471)	(497,750)	9,721
U.S. Treasury Ultra Bonds	(1)	September 2023	(134,562)	(132,219)	2,343
Total Short Contracts					154,115
Net Unrealized Depreciation					$ (221,193)

1.	As of July 31, 2023, cash in the amount of $201,325 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2023.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 5,112,582	$ —	$ 5,112,582
Corporate Bonds	—	56,629,214	—	56,629,214
Mortgage-Backed Securities	—	1,642,639	—	1,642,639
U.S. Government & Federal Agencies	—	97,529,573	—	97,529,573
Total Long-Term Bonds	—	160,914,008	—	160,914,008
Common Stocks	267,758,153	—	—	267,758,153
Exchange-Traded Funds	39,465,261	—	—	39,465,261
Short-Term Investments
Affiliated Investment Company	2,979,328	—	—	2,979,328
Unaffiliated Investment Company	1,906,025	—	—	1,906,025
Total Short-Term Investments	4,885,353	—	—	4,885,353
Total Investments in Securities	312,108,767	160,914,008	—	473,022,775
Other Financial Instruments
Futures Contracts (b)	154,115	—	—	154,115
Total Investments in Securities and Other Financial Instruments	$ 312,262,882	$ 160,914,008	$ —	$ 473,176,890
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (375,308)	$ —	$ —	$ (375,308)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Candriam Emerging Markets Equity Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 97.5%
Brazil 5.7%
Banco do Brasil SA (Banks)	172,000	$ 1,752,827
Localiza Rent a Car SA (Ground Transportation)	110,000	1,563,669
MercadoLibre, Inc. (Broadline Retail) (a)	980	1,213,289
NU Holdings Ltd., Class A (Banks) (a)	148,000	1,178,080
PRIO SA (Oil, Gas & Consumable Fuels) (a)	172,000	1,659,347
Raia Drogasil SA (Consumer Staples Distribution & Retail)	216,040	1,323,538
WEG SA (Electrical Equipment)	148,000	1,249,413
		9,940,163
China 31.1%
Aier Eye Hospital Group Co. Ltd., Class A (Health Care Providers & Services)	263,756	742,912
Airtac International Group (Machinery)	24,000	711,756
Alibaba Group Holding Ltd. (Broadline Retail) (a)	484,000	6,050,853
Anhui Huaheng Biotechnology Co. Ltd., Class A (Chemicals)	36,044	440,744
ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	58,000	678,993
Baidu, Inc., Class A (Interactive Media & Services) (a)	94,000	1,842,901
Bank of Jiangsu Co. Ltd., Class A (Banks)	2,199,960	2,222,508
Beijing Compass Technology Development Co. Ltd., Class A (Capital Markets) (a)	84,990	677,851
BYD Co. Ltd., Class H (Automobiles)	45,000	1,590,224
BYD Electronic International Co. Ltd. (Communications Equipment)	320,000	1,226,840
China Merchants Bank Co. Ltd., Class H (Banks)	380,000	1,873,469
China Resources Land Ltd. (Real Estate Management & Development)	340,000	1,573,812
CMOC Group Ltd., Class H (Metals & Mining)	1,999,239	1,333,014
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	33,982	1,130,475
Flat Glass Group Co. Ltd., Class H (Semiconductors & Semiconductor Equipment)	240,000	712,408
JD Health International, Inc. (Consumer Staples Distribution & Retail) (a)(b)(c)	112,000	808,524
JD.com, Inc., Class A (Broadline Retail)	70,000	1,434,305
Kanzhun Ltd., ADR (Interactive Media & Services) (a)	44,000	821,920
Kingsoft Corp. Ltd. (Entertainment)	196,000	838,144
Li Auto, Inc., Class A (Automobiles) (a)	52,000	1,106,156
Longshine Technology Group Co. Ltd., Class A (Software)	182,971	558,635
Luzhou Laojiao Co. Ltd., Class A (Beverages)	26,000	877,162
Meituan (Hotels, Restaurants & Leisure) (a)(b)	154,000	2,888,895
NARI Technology Co. Ltd., Class A (Electrical Equipment)	224,394	763,601
NetEase, Inc. (Entertainment)	84,000	1,825,642
Ningbo Deye Technology Co. Ltd., Class A (Machinery)	33,164	581,075
Nongfu Spring Co. Ltd., Class H (Beverages) (b)	236,000	1,370,809
PDD Holdings, Inc., ADR (Broadline Retail) (a)	20,200	1,814,364
PetroChina Co. Ltd., Class H (Oil, Gas & Consumable Fuels)	2,100,000	1,532,139
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	554,000	3,995,756
Proya Cosmetics Co. Ltd., Class A (Personal Care Products)	55,976	883,883
Shanghai Baosight Software Co. Ltd., Class A (Software)	131,581	884,111
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery)	110,926	1,102,159
Tencent Holdings Ltd. (Interactive Media & Services)	137,000	6,225,596
Yadea Group Holdings Ltd. (Automobiles) (b)	524,000	1,186,557
		54,308,193

	Shares	Value
Common Stocks
India 15.6%
ABB India Ltd. (Electrical Equipment)	35,000	$ 1,937,391
APL Apollo Tubes Ltd. (Metals & Mining)	69,000	1,337,194
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	19,000	1,195,101
Axis Bank Ltd. (Banks)	210,000	2,435,526
Bajaj Finance Ltd. (Consumer Finance)	18,000	1,597,658
Bharti Airtel Ltd. (Wireless Telecommunication Services)	228,000	2,466,873
HDFC Bank Ltd. (Banks)	84,000	1,686,357
ICICI Bank Ltd. (Banks)	132,000	1,602,159
Indraprastha Gas Ltd. (Gas Utilities)	200,000	1,126,096
Infosys Ltd. (IT Services)	6,000	98,898
Jio Financial Services Ltd. (Capital Markets) (a)(d)(e)	115,000	366,118
KPIT Technologies Ltd. (Software)	50,000	658,217
Mahindra & Mahindra Ltd. (Automobiles)	78,000	1,398,995
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	115,000	3,564,355
SBI Cards & Payment Services Ltd. (Consumer Finance)	112,000	1,164,750
Tata Elxsi Ltd. (Software)	7,000	609,320
Tata Motors Ltd. (Automobiles)	142,000	1,112,365
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	49,000	1,193,205
Varun Beverages Ltd. (Beverages)	169,000	1,652,835
		27,203,413
Indonesia 3.0%
Aneka Tambang Tbk. (Metals & Mining)	5,600,000	737,135
Bank Central Asia Tbk. PT (Banks)	3,420,000	2,069,463
Bank Mandiri Persero Tbk. PT (Banks)	800,000	303,714
Merdeka Copper Gold Tbk. PT (Metals & Mining) (a)	5,200,000	1,210,345
Sumber Alfaria Trijaya Tbk. PT (Consumer Staples Distribution & Retail)	5,500,000	984,748
		5,305,405
Malaysia 0.7%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	1,060,000	1,184,830
Mexico 4.7%
America Movil SAB de CV (Wireless Telecommunication Services)	2,200,000	2,305,763
Cemex SAB de CV (Construction Materials) (a)	1,160,000	881,171
Gruma SAB de CV, Class B (Food Products)	82,000	1,470,956
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	57,000	1,086,047
Grupo Financiero Banorte SAB de CV, Class O (Banks)	254,000	2,407,425
		8,151,362
Peru 0.8%
Credicorp Ltd. (Banks)	8,800	1,382,040
Poland 1.0%
Dino Polska SA (Consumer Staples Distribution & Retail) (a)(b)	16,400	1,827,249

	Shares	Value
Common Stocks
Republic of Korea 12.2%
Coupang, Inc. (Broadline Retail) (a)	47,000	$ 853,050
Daejoo Electronic Materials Co. Ltd. (Electronic Equipment, Instruments & Components)	7,800	616,216
DB Insurance Co. Ltd. (Insurance)	19,600	1,160,946
JYP Entertainment Corp. (Entertainment)	13,400	1,433,931
KB Financial Group, Inc. (Banks)	41,000	1,640,450
LG Chem Ltd. (Chemicals)	5,300	2,694,387
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	2,200	1,322,088
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	53,000	2,902,287
Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	80,000	2,322,206
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	2,700	1,408,622
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	50,000	4,840,545
		21,194,728
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (d)(e)	6,769	—
South Africa 3.9%
Capitec Bank Holdings Ltd. (Banks)	11,400	1,143,210
FirstRand Ltd. (Financial Services)	480,000	1,953,684
Gold Fields Ltd. (Metals & Mining)	110,000	1,690,926
Naspers Ltd., Class N (Broadline Retail)	9,800	1,925,674
		6,713,494
Taiwan 15.2%
Accton Technology Corp. (Communications Equipment)	162,000	1,969,166
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	32,000	2,026,315
Chailease Holding Co. Ltd. (Financial Services) (a)	278,000	1,839,976
CTBC Financial Holding Co. Ltd. (Banks) (a)	2,380,000	1,987,972
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	216,000	2,512,147
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	120,000	859,148
Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	94,000	713,379
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	748,000	13,447,886
Voltronic Power Technology Corp. (Electrical Equipment)	22,000	1,225,081
		26,581,070
Thailand 2.7%
Airports of Thailand PCL, NVDR (Transportation Infrastructure) (a)	860,000	1,796,443
Bangkok Dusit Medical Services PCL, NVDR (Health Care Providers & Services)	1,200,000	1,007,925
CP ALL PCL, NVDR (Consumer Staples Distribution & Retail)	460,000	853,376
Kasikornbank PCL, NVDR (Banks)	270,000	993,901
		4,651,645
Turkey 0.9%
BIM Birlesik Magazalar A/S (Consumer Staples Distribution & Retail)	200,000	1,604,142
Total Common Stocks (Cost $153,183,533)		170,047,734

	Shares	Value
Preferred Stock 1.2%
Brazil 1.2%
Itau Unibanco Holding SA (Banks)	336,000	$ 2,035,007
Total Preferred Stock (Cost $1,607,386)		2,035,007
Short-Term Investment 0.0% ‡
Unaffiliated Investment Company 0.0% ‡
United States 0.0% ‡
Invesco Government & Agency Portfolio, 5.303% (f)(g)	114,760	114,760
Total Short-Term Investment (Cost $114,760)		114,760
Total Investments (Cost $154,905,679)	98.7%	172,197,501
Other Assets, Less Liabilities	1.3	2,180,827
Net Assets	100.0%	$ 174,378,328

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $109,728. The Fund received cash collateral with a value of $114,760.
(d)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $366,118, which represented 0.2% of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of July 31, 2023.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 169,681,616	$ —	$ 366,118	$ 170,047,734
Preferred Stock	2,035,007	—	—	2,035,007
Short-Term Investment
Unaffiliated Investment Company	114,760	—	—	114,760
Total Investments in Securities	$ 171,831,383	$ —	$ 366,118	$ 172,197,501

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Conservative Allocation Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.4%
Equity Funds 37.0%
IQ 500 International ETF	215,087	$ 6,962,323
IQ Candriam ESG International Equity ETF	248,695	6,948,613
IQ Candriam ESG U.S. Large Cap Equity ETF	335,514	13,399,322
IQ Candriam ESG US Mid Cap Equity ETF (a)	275,200	8,107,942
IQ Chaikin U.S. Large Cap ETF	295,056	10,030,075
IQ Chaikin U.S. Small Cap ETF	170,649	5,836,912
IQ FTSE International Equity Currency Neutral ETF	339,516	8,318,142
IQ Winslow Large Cap Growth ETF (a)	41,013	1,353,573
MainStay Candriam Emerging Markets Equity Fund Class R6	660,215	6,341,625
MainStay Epoch Capital Growth Fund Class I	113,683	1,510,605
MainStay Epoch International Choice Fund Class I	103,415	4,105,058
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	510,482	10,239,852
MainStay MacKay International Equity Fund Class R6	257,008	4,112,021
MainStay S&P 500 Index Fund Class I	115,042	6,203,962
MainStay Winslow Large Cap Growth Fund Class R6	1,180,284	12,761,942
MainStay WMC Enduring Capital Fund Class R6	293,795	9,672,596
MainStay WMC Growth Fund Class R6 (a)	338,089	13,438,556
MainStay WMC International Research Equity Fund Class I	557,525	4,166,270
MainStay WMC Small Companies Fund Class I	289,021	6,614,660
MainStay WMC Value Fund Class R6	317,166	9,765,166
Total Equity Funds (Cost $119,268,118)		149,889,215
Fixed Income Funds 52.4%
IQ MacKay ESG Core Plus Bond ETF (a)	3,648,140	75,917,793
IQ Mackay ESG High Income ETF (a)	254,732	6,636,558
MainStay Floating Rate Fund Class R6 (a)	2,494,536	21,966,381
MainStay MacKay High Yield Corporate Bond Fund Class R6	1,320,530	6,650,717
MainStay MacKay Short Duration High Yield Fund Class I	1,805,825	16,829,023
MainStay MacKay Total Return Bond Fund Class R6 (a)	8,619,336	76,482,815
MainStay Short Term Bond Fund Class I (a)	882,270	7,976,869
Total Fixed Income Funds (Cost $230,962,811)		212,460,156
Total Affiliated Investment Companies (Cost $350,230,929)		362,349,371
Short-Term Investment 10.5%
Affiliated Investment Company 10.5%
MainStay U.S. Government Liquidity Fund, 5.075% (b)	42,333,785	42,333,785
Total Short-Term Investment (Cost $42,333,785)	10.5%	42,333,785
Total Investments (Cost $392,564,714)	99.9%	404,683,156
Other Assets, Less Liabilities	0.1	502,643
Net Assets	100.0%	$ 405,185,799

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2023, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 6,936	$ 204	$ (1,743)	$ 74	$ 1,491	$ 6,962	$ 248	$ —	215
IQ Candriam ESG International Equity ETF	6,872	192	(1,674)	257	1,302	6,949	173	—	249
IQ Candriam ESG U.S. Large Cap Equity ETF	13,661	293	(3,218)	531	2,132	13,399	144	—	336
IQ Candriam ESG US Mid Cap Equity ETF	—	7,775	—	—	333	8,108	1	—	275
IQ Chaikin U.S. Large Cap ETF	11,039	63	(1,993)	(145)	1,066	10,030	123	—	295
IQ Chaikin U.S. Small Cap ETF	8,332	1,218	(3,958)	413	(168)	5,837	92	—	171
IQ FTSE International Equity Currency Neutral ETF	8,250	84	(1,554)	170	1,368	8,318	141	151	340
IQ MacKay ESG Core Plus Bond ETF	70,570	9,145	(5,879)	(828)	2,910	75,918	2,529	—	3,648
IQ Mackay ESG High Income ETF	—	6,577	(18)	—	77	6,636	70	—	255
IQ Winslow Large Cap Growth ETF	727	337	(13)	—	302	1,353	—(a)	—	41
MainStay Candriam Emerging Markets Equity Fund Class R6	5,739	101	(412)	(168)	1,082	6,342	68	—	660
MainStay Epoch Capital Growth Fund Class I	1,458	21	(319)	(49)	400	1,511	6	14	114
MainStay Epoch International Choice Fund Class I	4,148	91	(1,145)	220	791	4,105	54	—	103
MainStay Epoch U.S. Equity Yield Fund Class R6	11,410	420	(2,188)	209	389	10,240	192	164	510
MainStay Floating Rate Fund Class R6	30,201	2,218	(11,251)	(553)	1,351	21,966	1,665	—	2,495
MainStay MacKay High Yield Corporate Bond Fund Class R6	13,338	662	(7,762)	(459)	872	6,651	483	—	1,321
MainStay MacKay International Equity Fund Class R6	3,985	122	(556)	(219)	780	4,112	23	—	257
MainStay MacKay Short Duration High Yield Fund Class I	16,996	1,147	(1,739)	(99)	524	16,829	722	—	1,806
MainStay MacKay Total Return Bond Fund Class R6	79,386	4,151	(9,953)	(2,087)	4,986	76,483	2,548	—	8,619
MainStay S&P 500 Index Fund Class I	6,225	634	(1,215)	223	337	6,204	86	487	115
MainStay Short Term Bond Fund Class I	—	8,089	(40)	—	(72)	7,977	99	—	882
MainStay U.S. Government Liquidity Fund	41,566	60,121	(59,353)	—	—	42,334	1,323	—	42,334
MainStay Winslow Large Cap Growth Fund Class R6	12,631	1,437	(3,172)	(87)	1,953	12,762	29	1,391	1,180
MainStay WMC Enduring Capital Fund Class R6	10,570	709	(2,469)	(434)	1,296	9,672	61	376	294
MainStay WMC Growth Fund Class R6	13,337	601	(3,823)	(1,665)	4,989	13,439	—	—	338
MainStay WMC International Research Equity Fund Class I	4,070	89	(949)	(101)	1,057	4,166	84	—	558
MainStay WMC Small Companies Fund Class I	8,623	1,424	(3,485)	(626)	679	6,615	185	—	289
MainStay WMC Value Fund Class R6	11,002	785	(2,209)	(40)	227	9,765	178	403	317
	$401,072	$108,710	$(132,090)	$(5,463)	$32,454	$404,683	$11,327	$2,986

(a)	Less than $500.

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/4/23	Daily	(5,382)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/4/23	Daily	(2,659)	—
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	4,049	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.28%	12/4/23	Daily	11,719	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(6,223)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.54%	12/4/23	Daily	(2,298)	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	12,204	—
JPMorgan Chase Bank NA	Materials Select Sector SPDR Fund	1 day FEDF plus 0.18%	2/5/24	Daily	4,269	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(6,178)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF minus 0.15%	4/9/24 - 5/7/24	Daily	(18,603)	—
JPMorgan Chase Bank NA	S&P 500 Equal Weight	1 day FEDF plus 0.30% - 0.51%	5/7/24	Daily	16,467	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	4,092	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(21,924)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	21,345	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.31%	12/4/23	Daily	11,451	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/4/23	Daily	3,338	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/4/23	Daily	1,747	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(4,006)	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of July 31, 2023.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(1,427)	(189,471)	—	3.52
Apollo Commercial Real Estate Finance, Inc.	(299)	(39,644)	—	0.74
Atlantica Sustainable Infrastructure plc	(214)	(28,462)	—	0.53
Brandywine Realty Trust	(308)	(40,834)	—	0.76
Carnival Corp.	(5,729)	(760,609)	—	14.13
Chart Industries, Inc.	(2,099)	(278,717)	—	5.18
Coherent Corp.	(891)	(118,364)	—	2.20
CommScope Holding Co, Inc.	(157)	(20,845)	—	0.39
Crane NXT Co	(1,168)	(155,132)	—	2.88
Cushman & Wakefield plc	(349)	(46,351)	—	0.86
Delta Air Lines, Inc.	(4,093)	(543,383)	—	10.10
Designer Brands, Inc.	(284)	(37,697)	—	0.70
DigitalBridge Group, Inc.	(461)	(61,201)	—	1.14
Elanco Animal Health, Inc.	(1,562)	(207,439)	—	3.86
Entegris, Inc.	(2,254)	(299,226)	—	5.56
Fidelity National Information Services, Inc.	(3,323)	(441,205)	—	8.20
Hanesbrands, Inc.	(930)	(123,434)	—	2.29
JetBlue Airways Corp.	(806)	(106,968)	—	1.99
Lumen Technologies, Inc.	(984)	(130,658)	—	2.43
MKS Instruments, Inc.	(887)	(117,714)	—	2.19
Oatly Group AB	(106)	(14,068)	—	0.26
Opendoor Technologies, Inc.	(1,493)	(198,238)	—	3.68
Par Pacific Holdings, Inc.	(407)	(54,052)	—	1.00
PureCycle Technologies, Inc.	(447)	(59,365)	—	1.10
Scorpio Tankers, Inc.	(803)	(106,593)	—	1.98
Topgolf Callaway Brands Corp.	(459)	(60,984)	—	1.13
Uber Technologies, Inc.	(4,852)	(644,212)	—	11.97
United Airlines Holdings, Inc.	(3,741)	(496,700)	—	9.23

1.	As of July 31, 2023, cash in the amount $850,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2023.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 149,889,215	$ —	$ —	$ 149,889,215
Fixed Income Funds	212,460,156	—	—	212,460,156
Total Affiliated Investment Companies	362,349,371	—	—	362,349,371
Short-Term Investment
Affiliated Investment Company	42,333,785	—	—	42,333,785
Total Investments in Securities	$ 404,683,156	$ —	$ —	$ 404,683,156

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Epoch Capital Growth Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.5%
Australia 1.1%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	51,171	$ 1,351,834
Canada 2.7%
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	34,905	1,767,154
Constellation Software, Inc. (Software)	696	1,470,465
		3,237,619
China 2.2%
Chongqing Brewery Co. Ltd., Class A (Beverages)	71,674	911,526
SITC International Holdings Co. Ltd. (Marine Transportation)	455,000	991,807
Yadea Group Holdings Ltd. (Automobiles) (a)	322,000	729,144
		2,632,477
Denmark 1.9%
Coloplast A/S, Class B (Health Care Equipment & Supplies)	3,487	433,418
Genmab A/S (Biotechnology) (b)	2,257	928,123
Novo Nordisk A/S, Class B (Pharmaceuticals)	5,954	959,506
		2,321,047
France 1.8%
Edenred (Financial Services)	17,148	1,113,908
Hermes International (Textiles, Apparel & Luxury Goods)	136	301,531
Sartorius Stedim Biotech (Life Sciences Tools & Services)	2,647	828,002
		2,243,441
Germany 1.1%
Merck KGaA (Pharmaceuticals)	7,458	1,310,371
Indonesia 0.5%
Bank Central Asia Tbk. PT (Banks)	919,900	556,637
Italy 0.7%
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	16,808	867,655
Japan 2.1%
Hoya Corp. (Health Care Equipment & Supplies)	7,000	813,341
Kakaku.com, Inc. (Interactive Media & Services)	55,200	823,742
ZOZO, Inc. (Specialty Retail)	47,100	917,732
		2,554,815
Jordan 1.3%
Hikma Pharmaceuticals plc (Pharmaceuticals)	57,671	1,546,112
Malta 1.0%
Kindred Group plc, SDR (Hotels, Restaurants & Leisure)	104,744	1,258,751

	Shares	Value
Common Stocks
Mexico 1.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	41,365	$ 788,146
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	141,200	587,820
		1,375,966
Netherlands 2.5%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,281	918,597
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	18,183	2,172,154
		3,090,751
Singapore 0.7%
Singapore Exchange Ltd. (Capital Markets)	120,700	881,366
South Africa 0.7%
FirstRand Ltd. (Financial Services)	225,074	916,091
Spain 2.2%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	9,664	693,000
Industria de Diseno Textil SA (Specialty Retail)	50,560	1,935,113
		2,628,113
Sweden 1.7%
Atlas Copco AB, Class B (Machinery)	50,145	619,048
Epiroc AB, Class B (Machinery)	37,884	643,492
Evolution AB (Hotels, Restaurants & Leisure) (a)	6,830	842,201
		2,104,741
Switzerland 3.9%
EMS-Chemie Holding AG (Registered) (Chemicals)	1,044	869,152
Kuehne + Nagel International AG (Registered) (Marine Transportation)	4,777	1,492,179
Logitech International SA (Registered) (Technology Hardware, Storage & Peripherals)	14,000	987,008
Partners Group Holding AG (Capital Markets)	1,307	1,465,794
		4,814,133
Taiwan 1.3%
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	68,000	1,172,768
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	22,000	395,526
		1,568,294
United Kingdom 3.8%
Auto Trader Group plc (Interactive Media & Services) (a)	147,261	1,220,859
Diageo plc (Beverages)	16,961	739,530
Fevertree Drinks plc (Beverages)	32,440	558,700
Games Workshop Group plc (Leisure Products)	6,279	938,775
Howden Joinery Group plc (Trading Companies & Distributors)	125,158	1,183,780
		4,641,644
United States 64.2%
Accenture plc, Class A (IT Services)	3,292	1,041,424
Adobe, Inc. (Software) (b)	2,138	1,167,711

	Shares	Value
Common Stocks
United States
Alphabet, Inc., Class A (Interactive Media & Services) (b)	16,079	$ 2,134,005
Ameriprise Financial, Inc. (Capital Markets)	4,828	1,682,317
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,636	1,500,092
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,053	1,372,344
Arista Networks, Inc. (Communications Equipment) (b)	7,823	1,213,269
Automatic Data Processing, Inc. (Professional Services)	4,565	1,128,742
Chemed Corp. (Health Care Providers & Services)	2,427	1,264,685
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	3,360	1,883,851
CSL Ltd. (Biotechnology)	7,916	1,427,768
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (b)	3,139	1,706,643
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	4,395	1,743,672
Donaldson Co., Inc. (Machinery)	16,409	1,030,978
Eagle Materials, Inc. (Construction Materials)	7,051	1,299,993
Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (b)	9,393	770,884
Electronic Arts, Inc. (Entertainment)	5,362	731,109
Eli Lilly & Co. (Pharmaceuticals)	3,734	1,697,290
Encompass Health Corp. (Health Care Providers & Services)	17,750	1,172,033
Etsy, Inc. (Broadline Retail) (b)	9,036	918,509
eXp World Holdings, Inc. (Real Estate Management & Development) (c)	19,990	498,551
Expeditors International of Washington, Inc. (Air Freight & Logistics)	7,212	918,088
Fastenal Co. (Trading Companies & Distributors)	28,653	1,679,352
Ferguson plc (Trading Companies & Distributors)	7,229	1,160,131
Fortinet, Inc. (Software) (b)	16,528	1,284,556
Fox Corp., Class A (Media)	25,327	847,188
Gentex Corp. (Automobile Components)	35,330	1,186,381
Graco, Inc. (Machinery)	10,250	813,133
Hamilton Lane, Inc., Class A (Capital Markets)	9,647	853,084
Hess Midstream LP, Class A (Oil, Gas & Consumable Fuels)	29,060	906,381
Home Depot, Inc. (The) (Specialty Retail)	3,581	1,195,481
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (b)	1,782	988,529
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,613	1,342,951
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,545	1,828,557
LPL Financial Holdings, Inc. (Capital Markets)	6,075	1,393,362
Manhattan Associates, Inc. (Software) (b)	4,302	820,047
Mastercard, Inc., Class A (Financial Services)	4,242	1,672,536
Medpace Holdings, Inc. (Life Sciences Tools & Services) (b)	5,617	1,422,056
Meta Platforms, Inc., Class A (Interactive Media & Services) (b)	6,287	2,003,038
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (b)	857	1,077,652
Microsoft Corp. (Software)	5,261	1,767,275
Monster Beverage Corp. (Beverages) (b)	32,649	1,876,991
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	10,250	799,603
Paychex, Inc. (Professional Services)	13,813	1,733,117
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	8,739	1,155,034
Rollins, Inc. (Commercial Services & Supplies)	21,398	873,680
Starbucks Corp. (Hotels, Restaurants & Leisure)	10,521	1,068,618
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,608	1,009,440
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,536	842,742
TJX Cos., Inc. (The) (Specialty Retail)	14,203	1,228,986

	Shares	Value
Common Stocks
United States
Ulta Beauty, Inc. (Specialty Retail) (b)	2,308	$ 1,026,598
Union Pacific Corp. (Ground Transportation)	4,412	1,023,672
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,759	1,903,445
Veeva Systems, Inc., Class A (Health Care Technology) (b)	5,693	1,162,624
Vertex Pharmaceuticals, Inc. (Biotechnology) (b)	2,367	833,989
Visa, Inc., Class A (Financial Services)	6,830	1,623,696
VMware, Inc., Class A (Software) (b)	8,502	1,340,170
Waters Corp. (Life Sciences Tools & Services) (b)	2,181	602,414
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	3,462	1,274,155
World Wrestling Entertainment, Inc., Class A (Entertainment)	11,310	1,187,550
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	10,309	1,419,240
Zoetis, Inc. (Pharmaceuticals)	9,571	1,800,209
		78,331,621
Total Common Stocks (Cost $93,664,475)		120,233,479
Short-Term Investments 1.8%
Affiliated Investment Company 1.5%
United States 1.5%
MainStay U.S. Government Liquidity Fund, 5.075% (d)	1,800,508	1,800,508
Unaffiliated Investment Company 0.3%
United States 0.3%
Invesco Government & Agency Portfolio, 5.303% (d)(e)	328,728	328,728
Total Short-Term Investments (Cost $2,129,236)		2,129,236
Total Investments (Cost $95,793,711)	100.3%	122,362,715
Other Assets, Less Liabilities	(0.3)	(324,124)
Net Assets	100.0%	$ 122,038,591

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $478,025; the total market value of collateral held by the Fund was $489,006. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $160,278. The Fund received cash collateral with a value of $328,728.
(d)	Current yield as of July 31, 2023.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 644	$ 39,926	$ (38,769)	$ —	$ —	$ 1,801	$ 54	$ —	1,801
Abbreviation(s):
SDR—Special Drawing Right
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 120,233,479	$ —	$ —	$ 120,233,479
Short-Term Investments
Affiliated Investment Company	1,800,508	—	—	1,800,508
Unaffiliated Investment Company	328,728	—	—	328,728
Total Short-Term Investments	2,129,236	—	—	2,129,236
Total Investments in Securities	$ 122,362,715	$ —	$ —	$ 122,362,715

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.3%
Austria 0.5%
BAWAG Group AG (Banks) (a)	93,559	$ 4,557,058
Canada 5.6%
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	118,963	4,373,660
Fortis, Inc. (Electric Utilities)	93,820	3,999,258
Manulife Financial Corp. (Insurance)	419,659	8,389,043
Nutrien Ltd. (Chemicals)	95,316	6,566,319
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure) (b)	192,044	14,702,889
Royal Bank of Canada (Banks)	48,305	4,788,922
TELUS Corp. (Diversified Telecommunication Services)	216,112	3,848,110
		46,668,201
France 4.2%
AXA SA (Insurance)	219,281	6,743,552
Cie Generale des Etablissements Michelin SCA (Automobile Components)	135,436	4,433,107
Orange SA (Diversified Telecommunication Services)	452,902	5,121,080
TotalEnergies SE (Oil, Gas & Consumable Fuels)	212,959	12,939,041
Vinci SA (Construction & Engineering)	44,117	5,179,539
		34,416,319
Germany 5.7%
Allianz SE (Registered) (Insurance)	20,156	4,817,915
Bayer AG (Registered) (Pharmaceuticals)	78,897	4,609,749
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	623,547	13,603,475
DHL Group (Air Freight & Logistics)	189,765	9,747,970
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	16,097	6,063,558
Siemens AG (Registered) (Industrial Conglomerates)	48,406	8,248,407
		47,091,074
Italy 0.7%
Snam SpA (Gas Utilities)	1,077,355	5,664,527
Japan 1.8%
Astellas Pharma, Inc. (Pharmaceuticals)	341,900	4,999,986
Bridgestone Corp. (Automobile Components)	105,100	4,353,525
Toyota Motor Corp. (Automobiles)	323,000	5,417,200
		14,770,711
Norway 0.6%
Orkla ASA (Food Products)	677,991	5,357,005
Republic of Korea 1.8%
Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	30,574	4,180,793
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	4,858	6,611,738
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	111,321	4,026,124
		14,818,655

	Shares	Value
Common Stocks
Switzerland 1.6%
Novartis AG (Registered) (Pharmaceuticals)	124,188	$ 12,969,212
Taiwan 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	97,281	9,645,411
United Kingdom 6.6%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	177,697	12,740,875
BAE Systems plc (Aerospace & Defense)	488,356	5,837,379
British American Tobacco plc (Tobacco)	208,693	7,004,993
Coca-Cola Europacific Partners plc (Beverages)	237,009	15,024,001
Imperial Brands plc (Tobacco)	202,045	4,769,721
Schroders plc (Capital Markets)	718,548	4,235,428
Unilever plc (Personal Care Products)	87,183	4,689,155
		54,301,552
United States 69.0%
AbbVie, Inc. (Biotechnology)	59,984	8,972,407
Air Products and Chemicals, Inc. (Chemicals)	19,327	5,901,113
American Electric Power Co., Inc. (Electric Utilities)	103,480	8,768,895
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	98,378	19,629,362
Apple, Inc. (Technology Hardware, Storage & Peripherals)	83,375	16,379,019
AT&T, Inc. (Diversified Telecommunication Services)	259,454	3,767,272
Bank of America Corp. (Banks)	272,314	8,714,048
Bristol-Myers Squibb Co. (Pharmaceuticals)	69,311	4,310,451
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	22,174	19,926,665
Chevron Corp. (Oil, Gas & Consumable Fuels)	27,521	4,504,087
Cisco Systems, Inc. (Communications Equipment)	288,743	15,026,186
Coca-Cola Co. (The) (Beverages)	104,538	6,474,038
Columbia Banking System, Inc. (Banks)	251,467	5,620,287
Comcast Corp., Class A (Media)	171,205	7,748,738
Cummins, Inc. (Machinery)	31,984	8,341,427
CVS Health Corp. (Health Care Providers & Services)	65,031	4,857,165
Dell Technologies, Inc., Class C (Technology Hardware, Storage & Peripherals)	112,438	5,950,219
Dow, Inc. (Chemicals)	80,170	4,527,200
Duke Energy Corp. (Electric Utilities)	49,013	4,588,597
Eaton Corp. plc (Electrical Equipment)	38,627	7,930,896
Eli Lilly & Co. (Pharmaceuticals)	20,348	9,249,183
Emerson Electric Co. (Electrical Equipment)	84,705	7,737,802
Entergy Corp. (Electric Utilities)	48,583	4,989,474
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)	274,684	7,281,873
Evergy, Inc. (Electric Utilities)	103,164	6,186,745
General Dynamics Corp. (Aerospace & Defense)	20,981	4,690,932
GSK plc (Pharmaceuticals)	240,818	4,279,159
Hasbro, Inc. (Leisure Products)	109,103	7,043,690
Home Depot, Inc. (The) (Specialty Retail)	19,594	6,541,261
Honeywell International, Inc. (Industrial Conglomerates)	20,984	4,073,624
International Business Machines Corp. (IT Services)	110,444	15,923,816

	Shares	Value
Common Stocks
United States
International Flavors & Fragrances, Inc. (Chemicals)	55,196	$ 4,670,134
Iron Mountain, Inc. (Specialized REITs)	171,558	10,533,661
Johnson & Johnson (Pharmaceuticals)	37,057	6,208,159
JPMorgan Chase & Co. (Banks)	77,416	12,228,631
KLA Corp. (Semiconductors & Semiconductor Equipment)	26,552	13,646,400
Lazard Ltd., Class A (Capital Markets)	136,717	4,798,767
Leggett & Platt, Inc. (Household Durables)	129,397	3,786,156
Linde plc (Chemicals)	25,258	9,867,543
Lockheed Martin Corp. (Aerospace & Defense)	10,787	4,814,993
LyondellBasell Industries NV, Class A (Chemicals)	58,541	5,787,363
McDonald's Corp. (Hotels, Restaurants & Leisure)	15,120	4,433,184
Medtronic plc (Health Care Equipment & Supplies)	106,037	9,305,807
Merck & Co., Inc. (Pharmaceuticals)	62,874	6,705,512
MetLife, Inc. (Insurance)	130,909	8,243,340
Microsoft Corp. (Software)	54,518	18,313,687
MPLX LP (Oil, Gas & Consumable Fuels)	149,906	5,323,162
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	88,430	8,924,356
Nestle SA (Registered) (Food Products)	51,158	6,270,016
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	70,191	5,475,600
NextEra Energy, Inc. (Electric Utilities)	106,372	7,797,068
NiSource, Inc. (Multi-Utilities)	151,816	4,226,557
Omnicom Group, Inc. (Media)	58,150	4,920,653
Paychex, Inc. (Professional Services)	42,433	5,324,069
PepsiCo, Inc. (Beverages)	28,846	5,407,471
Pfizer, Inc. (Pharmaceuticals)	109,694	3,955,566
Philip Morris International, Inc. (Tobacco)	111,134	11,082,282
Pinnacle West Capital Corp. (Electric Utilities)	54,582	4,520,481
PNC Financial Services Group, Inc. (The) (Banks)	35,186	4,816,612
Realty Income Corp. (Retail REITs)	84,782	5,169,159
Regions Financial Corp. (Banks)	261,646	5,329,729
Roche Holding AG (Pharmaceuticals)	15,675	4,864,004
RTX Corp. (Aerospace & Defense)	76,971	6,768,060
Sanofi (Pharmaceuticals)	115,019	12,278,331
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	50,837	9,150,660
Travelers Cos., Inc. (The) (Insurance)	23,708	4,092,238
Truist Financial Corp. (Banks)	141,753	4,709,035
U.S. Bancorp (Banks)	150,612	5,976,284
United Parcel Service, Inc., Class B (Air Freight & Logistics)	29,634	5,545,410
UnitedHealth Group, Inc. (Health Care Providers & Services)	22,504	11,395,350
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	33,751	7,948,023
Verizon Communications, Inc. (Diversified Telecommunication Services)	120,988	4,123,271
VICI Properties, Inc. (Specialized REITs)	143,935	4,531,074
Walmart, Inc. (Consumer Staples Distribution & Retail)	76,027	12,153,676
WEC Energy Group, Inc. (Multi-Utilities)	46,373	4,167,078
Welltower, Inc. (Health Care REITs)	56,938	4,677,457

	Shares	Value
Common Stocks
United States
WP Carey, Inc. (Diversified REITs)	63,965	$ 4,319,556
		568,521,256
Total Common Stocks (Cost $622,509,331)		818,780,981
Short-Term Investments 1.2%
Affiliated Investment Company 0.2%
United States 0.2%
MainStay U.S. Government Liquidity Fund, 5.075% (c)	1,673,721	1,673,721
Unaffiliated Investment Company 1.0%
United States 1.0%
Invesco Government & Agency Portfolio, 5.303% (c)(d)	8,197,363	8,197,363
Total Short-Term Investments (Cost $9,871,084)		9,871,084
Total Investments (Cost $632,380,415)	100.5%	828,652,065
Other Assets, Less Liabilities	(0.5)	(4,404,459)
Net Assets	100.0%	$ 824,247,606

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $7,994,778. The Fund received cash collateral with a value of $8,197,363.
(c)	Current yield as of July 31, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 18,620	$ 157,856	$ (174,802)	$ —	$ —	$ 1,674	$ 286	$ —	1,674
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 818,780,981	$ —	$ —	$ 818,780,981
Short-Term Investments
Affiliated Investment Company	1,673,721	—	—	1,673,721
Unaffiliated Investment Company	8,197,363	—	—	8,197,363
Total Short-Term Investments	9,871,084	—	—	9,871,084
Total Investments in Securities	$ 828,652,065	$ —	$ —	$ 828,652,065

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch International Choice Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 97.7%
Finland 2.8%
Nordea Bank Abp (Banks)	567,431	$ 6,419,068
France 17.4%
Airbus SE (Aerospace & Defense)	51,227	7,546,301
AXA SA (Insurance)	184,408	5,671,102
BNP Paribas SA (Banks)	89,232	5,888,597
Edenred (Financial Services)	61,080	3,967,663
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	6,378	5,947,395
Pernod Ricard SA (Beverages)	23,392	5,159,333
TotalEnergies SE (Oil, Gas & Consumable Fuels)	82,822	5,032,130
		39,212,521
Germany 4.2%
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	213,281	4,652,998
Vonovia SE (Real Estate Management & Development)	206,367	4,819,367
		9,472,365
Japan 15.1%
Asahi Group Holdings Ltd. (Beverages)	222,700	8,758,349
Hoya Corp. (Health Care Equipment & Supplies)	56,500	6,564,826
Keyence Corp. (Electronic Equipment, Instruments & Components)	20,200	9,053,189
Sony Group Corp. (Household Durables)	103,000	9,640,073
		34,016,437
Netherlands 4.8%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	10,435	7,482,875
NN Group NV (Insurance)	88,510	3,394,408
		10,877,283
Republic of Korea 3.7%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	6,066	8,255,826
Singapore 2.5%
STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	103,669	5,542,475
Spain 4.2%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	76,149	5,460,598
Industria de Diseno Textil SA (Specialty Retail)	106,185	4,064,082
		9,524,680
Sweden 1.6%
Epiroc AB, Class A (Machinery)	179,495	3,582,602
United Kingdom 24.7%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	93,604	6,711,407
BP plc (Oil, Gas & Consumable Fuels)	752,932	4,667,110
Coca-Cola Europacific Partners plc (Beverages)	160,974	10,204,142
Compass Group plc (Hotels, Restaurants & Leisure)	337,796	8,787,258

	Shares	Value
Common Stocks
United Kingdom
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	47,701	$ 3,523,655
Lloyds Banking Group plc (Banks)	14,051,808	8,103,303
Rentokil Initial plc (Commercial Services & Supplies)	745,919	6,078,697
Unilever plc (Personal Care Products)	138,674	7,458,608
		55,534,180
United States 16.7%
CSL Ltd. (Biotechnology)	30,326	5,469,746
Ferguson plc (Trading Companies & Distributors)	37,814	6,068,501
Linde plc (Chemicals)	22,215	8,678,734
Roche Holding AG (Pharmaceuticals)	30,596	9,494,040
Schneider Electric SE (Electrical Equipment)	29,814	5,311,751
Swiss Re AG (Insurance)	24,947	2,600,404
		37,623,176
Total Common Stocks (Cost $194,783,238)		220,060,613
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
United States 0.4%
MainStay U.S. Government Liquidity Fund, 5.075% (a)	860,135	860,135
Total Short-Term Investment (Cost $860,135)		860,135
Total Investments (Cost $195,643,373)	98.1%	220,920,748
Other Assets, Less Liabilities	1.9	4,375,781
Net Assets	100.0%	$ 225,296,529

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of July 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,246	$ 58,129	$ (61,515)	$ —	$ —	$ 860	$ 132	$ —	860

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 220,060,613	$ —	$ —	$ 220,060,613
Short-Term Investment
Affiliated Investment Company	860,135	—	—	860,135
Total Investments in Securities	$ 220,920,748	$ —	$ —	$ 220,920,748

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. Equity Yield Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Aerospace & Defense 2.8%
General Dynamics Corp.	44,215	$ 9,885,590
Lockheed Martin Corp.	21,165	9,447,421
RTX Corp.	107,333	9,437,790
		28,770,801
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	57,999	10,853,353
Banks 8.3%
Bank of America Corp.	614,954	19,678,528
Columbia Banking System, Inc.	339,988	7,598,732
JPMorgan Chase & Co.	161,844	25,564,878
PNC Financial Services Group, Inc. (The)	49,383	6,760,039
Regions Financial Corp.	334,383	6,811,382
Truist Financial Corp.	171,587	5,700,120
U.S. Bancorp	335,510	13,313,037
		85,426,716
Beverages 2.6%
Coca-Cola Co. (The)	138,416	8,572,103
Coca-Cola Europacific Partners plc	160,494	10,173,714
PepsiCo, Inc.	42,545	7,975,486
		26,721,303
Biotechnology 2.6%
AbbVie, Inc.	133,753	20,006,774
Amgen, Inc.	29,024	6,795,969
		26,802,743
Capital Markets 2.5%
BlackRock, Inc.	14,638	10,815,286
CME Group, Inc.	36,250	7,212,300
Lazard Ltd., Class A	209,570	7,355,907
		25,383,493
Chemicals 5.6%
Air Products and Chemicals, Inc.	29,121	8,891,515
Dow, Inc.	146,886	8,294,652
International Flavors & Fragrances, Inc.	68,547	5,799,762
Linde plc	33,958	13,266,372
LyondellBasell Industries NV, Class A	79,572	7,866,488
Nutrien Ltd.	93,015	6,407,803
PPG Industries, Inc.	51,122	7,356,456
		57,883,048
Commercial Services & Supplies 1.1%
Republic Services, Inc.	37,115	5,608,448
Waste Management, Inc.	35,677	5,843,536
		11,451,984

	Shares	Value
Common Stocks
Communications Equipment 1.4%
Cisco Systems, Inc.	276,317	$ 14,379,537
Consumer Staples Distribution & Retail 1.7%
Walmart, Inc.	108,013	17,266,958
Containers & Packaging 0.5%
Amcor plc	532,662	5,465,112
Diversified REITs 0.6%
WP Carey, Inc.	91,238	6,161,302
Diversified Telecommunication Services 1.6%
AT&T, Inc.	471,167	6,841,345
Verizon Communications, Inc.	280,600	9,562,848
		16,404,193
Electric Utilities 6.3%
Alliant Energy Corp.	96,444	5,182,901
American Electric Power Co., Inc.	178,095	15,091,770
Duke Energy Corp.	55,415	5,187,952
Entergy Corp.	86,944	8,929,149
Evergy, Inc.	126,837	7,606,415
Eversource Energy	77,280	5,589,662
NextEra Energy, Inc.	160,922	11,795,583
Pinnacle West Capital Corp.	74,298	6,153,360
		65,536,792
Electrical Equipment 3.5%
Eaton Corp. plc	69,383	14,245,718
Emerson Electric Co.	149,198	13,629,237
Hubbell, Inc.	27,567	8,600,904
		36,475,859
Health Care Equipment & Supplies 1.5%
Medtronic plc	177,881	15,610,837
Health Care Providers & Services 3.2%
CVS Health Corp.	173,549	12,962,375
UnitedHealth Group, Inc.	39,708	20,106,940
		33,069,315
Health Care REITs 0.7%
Welltower, Inc.	84,341	6,928,613
Hotels, Restaurants & Leisure 2.1%
McDonald's Corp.	41,039	12,032,635

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	40,573	$ 9,554,536
		21,587,171
Household Durables 0.5%
Leggett & Platt, Inc.	163,496	4,783,893
Household Products 2.3%
Colgate-Palmolive Co.	86,585	6,602,972
Kimberly-Clark Corp.	42,166	5,443,631
Procter & Gamble Co. (The)	76,541	11,963,358
		24,009,961
Industrial Conglomerates 1.0%
Honeywell International, Inc.	54,414	10,563,390
Industrial REITs 0.6%
Prologis, Inc.	51,287	6,398,053
Insurance 5.5%
Arthur J. Gallagher & Co.	58,309	12,524,773
Marsh & McLennan Cos., Inc.	56,678	10,679,269
MetLife, Inc.	302,601	19,054,785
Travelers Cos., Inc. (The)	82,360	14,216,160
		56,474,987
IT Services 1.2%
International Business Machines Corp.	83,574	12,049,699
Leisure Products 1.1%
Hasbro, Inc.	182,621	11,790,012
Machinery 2.0%
Cummins, Inc.	77,853	20,304,062
Media 2.4%
Comcast Corp., Class A	377,064	17,065,917
Omnicom Group, Inc.	91,034	7,703,297
		24,769,214
Multi-Utilities 2.3%
Ameren Corp.	70,344	6,026,371
CMS Energy Corp.	84,525	5,161,942
NiSource, Inc.	249,051	6,933,580
WEC Energy Group, Inc.	60,747	5,458,725
		23,580,618

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp.	121,864	$ 19,944,262
Enterprise Products Partners LP	458,287	12,149,188
MPLX LP	314,374	11,163,421
TotalEnergies SE, Sponsored ADR	115,997	7,058,418
Williams Cos., Inc. (The)	185,463	6,389,200
		56,704,489
Pharmaceuticals 7.1%
Bristol-Myers Squibb Co.	113,666	7,068,889
Eli Lilly & Co.	43,157	19,617,014
Johnson & Johnson	113,345	18,988,688
Merck & Co., Inc.	171,946	18,338,041
Pfizer, Inc.	268,808	9,693,216
		73,705,848
Professional Services 1.2%
Automatic Data Processing, Inc.	25,857	6,393,402
Paychex, Inc.	49,597	6,222,935
		12,616,337
Retail REITs 0.5%
Realty Income Corp.	92,190	5,620,824
Semiconductors & Semiconductor Equipment 6.3%
Analog Devices, Inc.	92,928	18,541,924
Broadcom, Inc.	27,343	24,571,787
KLA Corp.	27,129	13,942,949
Texas Instruments, Inc.	45,905	8,262,900
		65,319,560
Software 1.7%
Microsoft Corp.	53,773	18,063,426
Specialized REITs 2.4%
American Tower Corp.	26,469	5,037,315
Iron Mountain, Inc.	226,885	13,930,739
VICI Properties, Inc.	183,949	5,790,715
		24,758,769
Specialty Retail 1.0%
Home Depot, Inc. (The)	32,200	10,749,648
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	46,556	9,145,926
Dell Technologies, Inc., Class C	143,224	7,579,414
NetApp, Inc.	107,585	8,392,706
		25,118,046

	Shares	Value
Common Stocks
Tobacco 1.8%
British American Tobacco plc, Sponsored ADR	159,319	$ 5,365,864
Philip Morris International, Inc.	129,576	12,921,319
		18,287,183
Trading Companies & Distributors 1.0%
MSC Industrial Direct Co., Inc., Class A	101,009	10,193,828
Total Common Stocks (Cost $752,312,121)		1,028,040,977
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 5.075% (a)	4,711,698	4,711,698
Total Short-Term Investment (Cost $4,711,698)		4,711,698
Total Investments (Cost $757,023,819)	99.9%	1,032,752,675
Other Assets, Less Liabilities	0.1	672,809
Net Assets	100.0%	$ 1,033,425,484

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of July 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 15,212	$ 123,994	$ (134,494)	$ —	$ —	$ 4,712	$ 363	$ —	4,712
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,028,040,977	$ —	$ —	$ 1,028,040,977
Short-Term Investment
Affiliated Investment Company	4,711,698	—	—	4,711,698
Total Investments in Securities	$ 1,032,752,675	$ —	$ —	$ 1,032,752,675

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Equity Allocation Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 96.1%
Equity Funds 96.1%
IQ 500 International ETF (a)	535,962	$ 17,348,983
IQ Candriam ESG International Equity ETF (a)	619,722	17,315,219
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	863,142	34,471,043
IQ Candriam ESG US Mid Cap Equity ETF (a)	446,150	13,144,471
IQ Chaikin U.S. Large Cap ETF (a)	934,458	31,765,778
IQ Chaikin U.S. Small Cap ETF (a)	761,755	26,055,220
IQ FTSE International Equity Currency Neutral ETF	355,086	8,699,607
IQ Winslow Large Cap Growth ETF (a)	98,661	3,256,158
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,284,103	21,939,725
MainStay Epoch Capital Growth Fund Class I	118,197	1,570,588
MainStay Epoch International Choice Fund Class I (a)	357,671	14,197,777
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,598,947	32,073,603
MainStay MacKay International Equity Fund Class R6 (a)	889,086	14,225,023
MainStay S&P 500 Index Fund Class I	126,404	6,816,663
MainStay Winslow Large Cap Growth Fund Class R6	3,129,184	33,834,614
MainStay WMC Enduring Capital Fund Class R6 (a)	960,958	31,637,517
MainStay WMC Growth Fund Class R6 (a)	905,259	35,982,795
MainStay WMC International Research Equity Fund Class I (a)	1,925,713	14,390,466
MainStay WMC Small Companies Fund Class I (a)	1,199,237	27,446,207
MainStay WMC Value Fund Class R6 (a)	1,035,747	31,889,399
Total Affiliated Investment Companies (Cost $348,313,414)		418,060,856
Short-Term Investment 3.9%
Affiliated Investment Company 3.9%
MainStay U.S. Government Liquidity Fund, 5.075% (b)	17,075,678	17,075,678
Total Short-Term Investment (Cost $17,075,678)	3.9%	17,075,678
Total Investments (Cost $365,389,092)	100.0%	435,136,534
Other Assets, Less Liabilities	0.0‡	141,630
Net Assets	100.0%	$ 435,278,164

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	As of July 31, 2023, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2023.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 15,454	$ 1,171	$ (2,893)	$ 197	$ 3,420	$ 17,349	$ 601	$ —	536
IQ Candriam ESG International Equity ETF	15,410	1,035	(2,742)	(319)	3,931	17,315	415	—	620
IQ Candriam ESG U.S. Large Cap Equity ETF	31,827	1,665	(5,650)	596	6,033	34,471	355	—	863
IQ Candriam ESG US Mid Cap Equity ETF	—	12,380	—	—	764	13,144	9	—	446
IQ Chaikin U.S. Large Cap ETF	29,891	680	(1,471)	(115)	2,781	31,766	357	—	934
IQ Chaikin U.S. Small Cap ETF	28,988	3,766	(7,801)	(743)	1,845	26,055	343	—	762
IQ FTSE International Equity Currency Neutral ETF	7,751	348	(902)	67	1,436	8,700	142	147	355
IQ Winslow Large Cap Growth ETF	1,389	1,163	—	—	704	3,256	1	—	99
MainStay Candriam Emerging Markets Equity Fund Class R6	18,022	1,916	(979)	(369)	3,350	21,940	219	—	2,284
MainStay Epoch Capital Growth Fund Class I	1,366	20	(162)	(25)	372	1,571	6	14	118
MainStay Epoch International Choice Fund Class I	12,913	722	(2,686)	411	2,838	14,198	173	—	358
MainStay Epoch U.S. Equity Yield Fund Class R6	30,622	2,693	(2,983)	(4)	1,746	32,074	553	455	1,599
MainStay MacKay International Equity Fund Class R6	12,410	1,034	(981)	(266)	2,028	14,225	73	—	889
MainStay S&P 500 Index Fund Class I	5,864	667	(310)	13	583	6,817	82	467	126
MainStay U.S. Government Liquidity Fund	14,588	38,040	(35,552)	—	—	17,076	470	—	17,076
MainStay Winslow Large Cap Growth Fund Class R6	30,182	3,534	(4,711)	(528)	5,358	33,835	70	3,372	3,129
MainStay WMC Enduring Capital Fund Class R6	29,202	1,835	(2,049)	(305)	2,954	31,637	172	1,063	961
MainStay WMC Growth Fund Class R6	31,218	2,481	(6,038)	(3,161)	11,483	35,983	—	—	905
MainStay WMC International Research Equity Fund Class I	12,657	859	(2,203)	(191)	3,268	14,390	272	—	1,926
MainStay WMC Small Companies Fund Class I	29,059	5,077	(7,123)	(2,140)	2,573	27,446	634	—	1,199
MainStay WMC Value Fund Class R6	30,075	2,842	(1,736)	(26)	734	31,889	504	1,142	1,036
	$388,888	$83,928	$(88,972)	$(6,908)	$58,201	$435,137	$5,451	$6,660
Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/4/23	Daily	(5,421)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/4/23	Daily	(2,679)	—
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	4,036	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(6,422)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.54%	12/4/23	Daily	(2,060)	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	12,595	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.02%	6/20/24	Daily	(6,840)	—
JPMorgan Chase Bank NA	Materials Select Sector SPDR Fund	1 day FEDF plus 0.18%	2/5/24	Daily	4,276	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(6,453)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF minus 0.15%	4/9/24 - 5/7/24	Daily	(18,656)	—
JPMorgan Chase Bank NA	S&P 500 Equal Weight	1 day FEDF plus 0.30% - 0.51%	5/7/24	Daily	17,295	—
Citibank NA	S&P 500 Financials Index	1 day FEDF plus 0.09%	12/4/23	Daily	(3,031)	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	4,080	—
Citibank NA	S&P 500 Industrial Sector	1 day FEDF plus 0.07%	12/4/23	Daily	(3,687)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(10,844)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	22,035	$ —
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.31%	12/4/23	Daily	12,403	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/4/23	Daily	3,445	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/4/23	Daily	1,694	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(4,046)	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of July 31, 2023.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(1,437)	(190,855)	—	3.52
Apollo Commercial Real Estate Finance, Inc.	(301)	(39,933)	—	0.74
Atlantica Sustainable Infrastructure plc	(216)	(28,670)	—	0.53
Brandywine Realty Trust	(310)	(41,132)	—	0.76
Carnival Corp.	(5,771)	(766,163)	—	14.13
Chart Industries, Inc.	(2,115)	(280,753)	—	5.18
Coherent Corp.	(898)	(119,228)	—	2.20
CommScope Holding Co, Inc.	(158)	(20,997)	—	0.39
Crane NXT Co	(1,177)	(156,264)	—	2.88
Cushman & Wakefield plc	(352)	(46,690)	—	0.86
Delta Air Lines, Inc.	(4,123)	(547,351)	—	10.10
Designer Brands, Inc.	(286)	(37,973)	—	0.70
DigitalBridge Group, Inc.	(464)	(61,648)	—	1.14
Elanco Animal Health, Inc.	(1,574)	(208,953)	—	3.86
Entegris, Inc.	(2,270)	(301,411)	—	5.56
Fidelity National Information Services, Inc.	(3,347)	(444,427)	—	8.20
Hanesbrands, Inc.	(936)	(124,336)	—	2.29
JetBlue Airways Corp.	(812)	(107,749)	—	1.99
Lumen Technologies, Inc.	(991)	(131,612)	—	2.43
MKS Instruments, Inc.	(893)	(118,574)	—	2.19
Oatly Group AB	(107)	(14,171)	—	0.26
Opendoor Technologies, Inc.	(1,504)	(199,686)	—	3.68
Par Pacific Holdings, Inc.	(410)	(54,446)	—	1.00
PureCycle Technologies, Inc.	(450)	(59,799)	—	1.10
Scorpio Tankers, Inc.	(809)	(107,372)	—	1.98
Topgolf Callaway Brands Corp.	(463)	(61,430)	—	1.13
Uber Technologies, Inc.	(4,888)	(648,916)	—	11.97
United Airlines Holdings, Inc.	(3,768)	(500,327)	—	9.23

1.	As of July 31, 2023, cash in the amount $500,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2023.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International

SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 418,060,856	$ —	$ —	$ 418,060,856
Short-Term Investment
Affiliated Investment Company	17,075,678	—	—	17,075,678
Total Investments in Securities	$ 435,136,534	$ —	$ —	$ 435,136,534

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Floating Rate Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.2%
Asset-Backed Securities 4.4%
Other Asset-Backed Securities 4.4%
AGL CLO 20 Ltd. (a)(b)
Series 2022-20A, Class B
8.276% (3 Month SOFR + 2.95%), due 7/20/35	$ 2,500,000	$ 2,514,322
Series 2022-20A, Class E
13.686% (3 Month SOFR + 8.36%), due 7/20/35	2,500,000	2,507,012
AIMCO CLO 16 Ltd. (a)(b)
Series 2021-16A, Class B
7.22% (3 Month SOFR + 1.912%), due 1/17/35	2,500,000	2,469,667
Series 2021-16A, Class E
11.77% (3 Month SOFR + 6.462%), due 1/17/35	2,500,000	2,427,510
Ballyrock CLO 21 Ltd. (a)(b)
Series 2022-21A, Class A2A
8.126% (3 Month SOFR + 2.80%), due 10/20/35	2,700,000	2,714,499
Series 2022-21A, Class C
10.646% (3 Month SOFR + 5.32%), due 10/20/35	2,500,000	2,534,677
Carlyle U.S. CLO Ltd. (a)(b)
Series 2022-2A, Class A2
7.326% (3 Month SOFR + 2.00%), due 4/20/35	2,500,000	2,422,788
Series 2022-2A, Class D
12.726% (3 Month SOFR + 7.40%), due 4/20/35	2,500,000	2,347,928
Danby Park CLO Ltd. (a)(b)
Series 2022-1A, Class B
8.284% (3 Month SOFR + 2.95%), due 10/21/35	1,000,000	1,008,675
Series 2022-1A, Class D
10.664% (3 Month SOFR + 5.33%), due 10/21/35	1,000,000	1,010,949
Elmwood CLO 16 Ltd. (a)(b)
Series 2022-3A, Class B
7.276% (3 Month SOFR + 1.95%), due 4/20/34	2,500,000	2,473,215
Series 2022-3A, Class E
12.546% (3 Month SOFR + 7.22%), due 4/20/34	2,500,000	2,484,355
Elmwood CLO XII Ltd. (a)(b)
Series 2021-5A, Class B
7.288% (3 Month SOFR + 1.962%), due 1/20/35	2,500,000	2,466,682
Series 2021-5A, Class E
11.938% (3 Month SOFR + 6.612%), due 1/20/35	2,500,000	2,499,935
Empower CLO Ltd. (a)(b)(c)
Series 2023-2A, Class B
8.09% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,250,110
Series 2023-2A, Class D
10.74% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,250,110
Magnetite XXXI Ltd. (a)(b)
Series 2021-31A, Class B
7.22% (3 Month SOFR + 1.912%), due 7/15/34	2,500,000	2,462,417
Series 2021-31A, Class E
11.57% (3 Month SOFR + 6.262%), due 7/15/34	2,500,000	2,436,543

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Neuberger Berman Loan Advisers CLO 43 Ltd. (a)(b)
Series 2021-43A, Class C
7.52% (3 Month SOFR + 2.212%), due 7/17/35	$ 2,500,000	$ 2,435,738
Series 2021-43A, Class E
11.57% (3 Month SOFR + 6.262%), due 7/17/35	2,500,000	2,403,223
Neuberger Berman Loan Advisers CLO 51 Ltd. (a)(b)
Series 2022-51A, Class B
8.396% (3 Month SOFR + 3.05%), due 10/23/35	1,250,000	1,259,576
Series 2022-51A, Class D
11.046% (3 Month SOFR + 5.70%), due 10/23/35	1,250,000	1,261,043
Octagon Investment Partners 51 Ltd. (a)(b)
Series 2021-1A, Class B
7.288% (3 Month SOFR + 1.962%), due 7/20/34	2,500,000	2,458,315
Series 2021-1A, Class E
12.338% (3 Month SOFR + 7.012%), due 7/20/34	2,500,000	2,366,615
Palmer Square CLO Ltd. (a)(b)
Series 2021-4A, Class B
7.22% (3 Month SOFR + 1.912%), due 10/15/34	2,500,000	2,454,482
Series 2022-2A, Class B
7.526% (3 Month SOFR + 2.20%), due 7/20/34	2,500,000	2,499,905
Series 2021-4A, Class D
8.52% (3 Month SOFR + 3.212%), due 10/15/34	1,500,000	1,453,968
Series 2021-4A, Class E
11.62% (3 Month SOFR + 6.312%), due 10/15/34	2,500,000	2,393,290
Series 2022-2A, Class E
13.156% (3 Month SOFR + 7.83%), due 7/20/34	2,500,000	2,512,585
Rockland Park CLO Ltd. (a)(b)
Series 2021-1A, Class B
7.238% (3 Month SOFR + 1.912%), due 4/20/34	2,500,000	2,463,090
Series 2021-1A, Class E
11.838% (3 Month SOFR + 6.512%), due 4/20/34	2,500,000	2,320,153
Sixth Street CLO XXI Ltd. (a)(b)
Series 2022-21A, Class B
8.308% (3 Month SOFR + 3.00%), due 10/15/35	2,500,000	2,519,915
Series 2022-21A, Class D
10.408% (3 Month SOFR + 5.10%), due 10/15/35	1,429,000	1,440,498
Total Asset-Backed Securities (Cost $72,375,516)		71,523,790
Corporate Bonds 3.4%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc. (a)
7.50%, due 4/15/25	2,100,000	2,099,054
9.375%, due 11/30/29	250,000	267,612
		2,366,666

	Principal Amount	Value
Corporate Bonds
Airlines 0.0% ‡
United Airlines, Inc.
4.375%, due 4/15/26 (a)	$ 800,000	$ 757,470
Auto Manufacturers 0.2%
Ford Motor Co.
6.10%, due 8/19/32	1,900,000	1,838,201
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,049,552
		3,887,753
Building Materials 0.1%
JELD-WEN, Inc. (a)
4.625%, due 12/15/25	590,000	576,067
4.875%, due 12/15/27	780,000	700,050
		1,276,117
Chemicals 0.3%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	730,000	543,850
Olympus Water US Holding Corp.
9.75%, due 11/15/28 (a)	3,500,000	3,386,250
SCIL IV LLC
5.375%, due 11/1/26 (a)	660,000	606,644
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	590,723
		5,127,467
Commercial Services 0.2%
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	941,430
Sotheby's
5.875%, due 6/1/29 (a)	2,100,000	1,627,500
		2,568,930
Distribution & Wholesale 0.0% ‡
OPENLANE, Inc.
5.125%, due 6/1/25 (a)	400,000	389,880
Diversified Financial Services 0.2%
GGAM Finance Ltd.
7.75%, due 5/15/26 (a)	2,625,000	2,645,606
Electric 0.1%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,413,120

	Principal Amount	Value
Corporate Bonds
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	$ 1,500,000	$ 1,530,030
Entertainment 0.2%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,420,000	1,434,230
Caesars Resort Collection LLC
5.75%, due 7/1/25 (a)	500,000	505,049
Scientific Games International, Inc.
7.00%, due 5/15/28 (a)	1,350,000	1,345,140
		3,284,419
Environmental Control 0.2%
GFL Environmental, Inc. (a)
4.25%, due 6/1/25	1,200,000	1,163,759
4.75%, due 6/15/29	2,000,000	1,824,325
		2,988,084
Food 0.0% ‡
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	222,883
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	416,974
Healthcare-Services 0.1%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	240,000	222,002
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	840,000	858,474
		1,080,476
Insurance 0.1%
GTCR AP Finance, Inc.
8.00%, due 5/15/27 (a)	900,000	891,370
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	1,320,000	1,324,606
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	620,374

	Principal Amount	Value
Corporate Bonds
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	$ 1,000,000	$ 990,663
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	430,000	357,429
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28 (a)	2,100,000	2,133,138
		2,490,567
Media 0.3%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	730,000	593,223
Univision Communications, Inc. (a)
6.625%, due 6/1/27	1,400,000	1,362,152
8.00%, due 8/15/28	2,400,000	2,418,000
		4,373,375
Oil & Gas Services 0.0% ‡
USA Compression Partners LP
6.875%, due 4/1/26	640,000	634,242
Packaging & Containers 0.3%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	600,000	490,743
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	979,664
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	900,000	815,863
Mauser Packaging Solutions Holding Co.
7.875%, due 8/15/26 (a)	1,500,000	1,495,952
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	1,180,000	1,249,534
		5,031,756
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	700,000	630,000
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,186,764
		1,816,764
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	1,670,000	1,235,728

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 0.1%
RHP Hotel Properties LP
4.75%, due 10/15/27	$ 300,000	$ 282,093
7.25%, due 7/15/28 (a)	2,100,000	2,131,557
		2,413,650
Retail 0.1%
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	582,900
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,724,500
		2,307,400
Software 0.1%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	700,000	623,961
4.875%, due 7/1/29	700,000	621,811
		1,245,772
Telecommunications 0.1%
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	731,000	757,217
Telesat Canada
4.875%, due 6/1/27 (a)	900,000	527,778
		1,284,995
Total Corporate Bonds (Cost $59,846,076)		56,617,137
Loan Assignments 88.4%
Aerospace & Defense 2.6%
Amentum Government Services Holdings LLC (b)
First Lien Tranche 3 Term Loan
9.222% (1 Month SOFR + 4.00%), due 2/15/29	4,042,500	3,880,800
First Lien Tranche Term Loan 1
9.433% (1 Month SOFR + 4.00%), due 1/29/27	2,004,103	1,948,990
Arcline FM Holdings LLC
First Lien Initial Term Loan
10.253% (3 Month SOFR + 4.75%), due 6/23/28 (b)	3,126,259	3,087,181
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
7.169% (1 Month SOFR + 1.75%), due 9/7/27 (b)	3,777,760	3,773,038
Cobham Ultra SeniorCo. SARL
USD Facility Term Loan B
8.56% (6 Month LIBOR + 3.50%), due 8/3/29 (b)	3,369,589	3,339,053
Dynasty Acquisition Co., Inc. (b)
2020 Term Loan B1
8.919% (1 Month SOFR + 3.50%), due 4/6/26	1,775,911	1,772,379

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Dynasty Acquisition Co., Inc. (b)
2020 Term Loan B2
8.919% (1 Month SOFR + 3.50%), due 4/6/26	$ 954,791	$ 952,892
Russell Investments U.S. Institutional Holdco, Inc.
2025 Term Loan
8.919% (1 Month SOFR + 3.50%), due 5/30/25 (b)	5,399,014	4,971,914
SkyMiles IP Ltd.
Initial Term Loan
9.076% (3 Month SOFR + 3.75%), due 10/20/27 (b)	4,517,143	4,692,697
TransDigm, Inc. (b)
Tranche Term Loan H
8.492% (3 Month SOFR + 3.25%), due 2/22/27	1,964,746	1,967,096
Tranche Term Loan I
8.492% (3 Month SOFR + 3.25%), due 8/24/28	5,016,153	5,018,125
United AirLines, Inc.
Term Loan B
9.292% (3 Month SOFR + 3.75%), due 4/21/28 (b)	3,267,643	3,267,643
WestJet Airlines Ltd.
Term Loan
8.251% (3 Month SOFR + 3.00%), due 12/11/26 (b)	4,112,452	4,016,709
		42,688,517
Animal Food 0.2%
Alltech, Inc.
Term Loan B
9.433% (1 Month SOFR + 4.00%), due 10/13/28 (b)	3,073,865	2,973,964
Automobile 1.8%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
10.392% (3 Month SOFR + 5.00%), due 12/30/27 (b)	5,910,000	5,496,300
Autokiniton U.S. Holdings, Inc.
Closing Date Term Loan B
9.933% (1 Month SOFR + 4.50%), due 4/6/28 (b)	4,054,134	4,050,757
Belron Finance 2019 LLC
Dollar Second Incremental Term Loan
7.881% (3 Month SOFR + 2.25%), due 10/30/26 (b)	4,167,887	4,160,072
Belron Finance US LLC
Dollar Fourth Incremental Term Loan
8.16% (3 Month SOFR + 2.75%), due 4/18/29 (b)	500,000	499,688
Belron Group SA
Dollar Third Incremental Term Loan
7.80% (3 Month LIBOR + 2.425%), due 4/13/28 (b)	4,309,116	4,305,884
Clarios Global LP
First Lien 2023 Term Loan
9.069% (1 Month SOFR + 3.75%), due 5/6/30 (b)	6,428,571	6,422,143

	Principal Amount	Value
Loan Assignments
Automobile
Wand Newco 3, Inc.
First Lien Tranche Term Loan B1
8.169% (1 Month SOFR + 2.75%), due 2/5/26 (b)	$ 5,069,816	$ 5,059,519
		29,994,363
Banking 0.8%
Apollo Commercial Real Estate Finance, Inc. (b)
Initial Term Loan
8.183% (1 Month SOFR + 2.75%), due 5/15/26	240,757	227,516
Term Loan B1
8.933% (1 Month SOFR + 3.50%), due 3/11/28	338,315	316,324
Edelman Financial Engines Center LLC (The)
First Lien 2021 Initial Term Loan
9.183% (1 Month SOFR + 3.75%), due 4/7/28 (b)	5,597,450	5,514,490
Greenhill & Co., Inc.
New Term Loan
8.726% (3 Month SOFR + 3.25%), due 4/12/24 (b)(d)	1,290,868	1,288,610
Jane Street Group LLC
Dollar Term Loan
8.183% (1 Month SOFR + 2.75%), due 1/26/28 (b)	6,701,337	6,653,871
		14,000,811
Beverage, Food & Tobacco 1.5%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
9.183% (1 Month SOFR + 3.75%), due 10/1/25 (b)	2,232,461	2,065,026
CHG PPC Parent LLC
First Lien 2021-1 U.S. Term Loan
8.433% (1 Month SOFR + 3.00%), due 12/8/28 (b)	4,261,859	4,208,586
Froneri International Ltd.
First Lien Facility Term Loan B2
7.669% (1 Month SOFR + 2.25%), due 1/29/27 (b)	2,924,550	2,911,755
H-Food Holdings LLC
Initial Term Loan
9.269% (3 Month SOFR + 3.688%), due 5/23/25 (b)	2,460,056	2,185,691
Naked Juice LLC
First Lien Initial Term Loan 8.592% - 8.669%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 1/24/29 (b)	889,446	837,089
Pegasus BidCo BV
Initial Dollar Term Loan
9.336% (3 Month SOFR + 4.25%), due 7/12/29 (b)	4,378,000	4,361,583
Sotheby's
2021 Second Refinancing Term Loan
10.07% (3 Month SOFR + 4.50%), due 1/15/27 (b)	2,245,335	2,188,266
U.S. Foods, Inc.
Incremental 2021 Term Loan B
8.183% (1 Month SOFR + 2.75%), due 11/22/28 (b)	3,982,294	3,983,441

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
United Natural Foods, Inc.
Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 10/22/25 (b)	$ 2,636,179	$ 2,635,926
		25,377,363
Broadcasting & Entertainment 1.9%
Altice France SA
USD Term Loan B14
10.808% (3 Month SOFR + 5.50%), due 8/15/28 (b)	6,110,811	4,990,498
Charter Communications Operating LLC
Term Loan B1
7.116% (1 Month SOFR + 1.75%, 3 Month SOFR + 1.75%), due 4/30/25 (b)	6,473,622	6,464,287
Clear Channel Outdoor Holdings, Inc.
Term Loan B 8.933% - 9.131%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 8/21/26 (b)	4,134,249	3,997,017
CMG Media Corp.
First Lien 2021 Term Loan B
8.842% (3 Month SOFR + 3.50%), due 12/17/26 (b)	5,200,118	4,701,229
Gray Television, Inc. (b)
Term Loan E
7.727% (1 Month SOFR + 2.50%), due 1/2/26	11,963	11,843
Term Loan D
8.227% (1 Month SOFR + 3.00%), due 12/1/28	2,341,532	2,307,385
Nexstar Media, Inc.
Term Loan B4
7.933% (1 Month SOFR + 2.50%), due 9/18/26 (b)	2,916,698	2,914,616
Univision Communications, Inc. (b)
First Lien 2017 Replacement Repriced Term Loan
8.183% (1 Month LIBOR + 2.75%), due 3/15/24	422,312	422,136
First Lien Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 1/31/29	4,448,576	4,387,408
First Lien 2022 Incremental Term Loan
9.492% (3 Month SOFR + 4.25%), due 6/24/29	928,125	925,515
		31,121,934
Buildings & Real Estate 2.2%
Allspring Buyer LLC
Initial Term Loan
8.753% (3 Month SOFR + 3.25%), due 11/1/28 (b)	3,674,284	3,652,852
Beacon Roofing Supply, Inc.
2028 Term Loan
7.683% (1 Month SOFR + 2.25%), due 5/19/28 (b)	3,430,000	3,426,666
Core & Main LP
Tranche Term Loan B 7.691% - 7.916%
(1 Month SOFR + 2.50%, 6 Month SOFR + 2.50%), due 7/27/28 (b)	5,355,620	5,332,190
Cornerstone Building Brands, Inc.
Tranche Term Loan B
8.572% (1 Month SOFR + 3.25%), due 4/12/28 (b)	6,442,532	6,214,021

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate
Cushman & Wakefield U.S. Borrower LLC (b)
Replacement Term Loan
8.183% (1 Month SOFR + 2.75%), due 8/21/25	$ 263,515	$ 262,691
2023-1 Refinancing Term Loan
8.669% (1 Month SOFR + 3.25%), due 1/31/30	4,116,453	3,972,377
SRS Distribution, Inc. (b)
2022 Refinancing Term Loan
8.919% (1 Month SOFR + 3.50%), due 6/2/28	1,379,000	1,356,247
2021 Refinancing Term Loan
8.933% (1 Month SOFR + 3.50%), due 6/2/28	2,979,532	2,936,329
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.476% (3 Month LIBOR + 3.00%), due 7/21/28 (b)	3,188,782	3,096,109
Wilsonart LLC
Tranche Term Loan E
8.71% (6 Month LIBOR + 3.50%), due 12/31/26 (b)	5,702,163	5,670,089
		35,919,571
Capital Equipment 0.2%
AZZ, Inc.
Initial Term Loan
9.669% (1 Month SOFR + 4.25%), due 5/13/29 (b)	3,170,000	3,175,284
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
Initial Term Loan
7.342% (3 Month SOFR + 2.00%), due 12/30/26 (b)	3,849,588	3,843,402
Chemicals 0.3%
ASP Unifrax Holdings, Inc.
First Lien USD Term Loan
9.142% (3 Month SOFR + 3.75%), due 12/12/25 (b)	2,953,608	2,639,787
LSF11 A5 Holdco LLC (b)
Term Loan
8.933% (1 Month SOFR + 3.50%), due 10/15/28	2,294,192	2,262,647
Fourth Amendment Incremental Term Loan
9.669% (1 Month SOFR + 4.25%), due 10/15/28	450,000	446,625
		5,349,059
Chemicals, Plastics & Rubber 5.5%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
9.419% (1 Month SOFR + 4.00%), due 11/24/27	1,288,373	1,243,280
First Lien 2022 Incremental Term Loan
10.069% (1 Month SOFR + 4.75%), due 11/24/27 (d)(e)	1,492,500	1,440,263
Bakelite UK Intermediate Ltd.
Term Loan
9.392% (3 Month SOFR + 4.00%), due 5/29/29 (b)	5,140,519	5,052,703

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
9.594% (1 Month SOFR + 4.175%), due 4/13/29 (b)	$ 4,935,088	$ 4,884,686
Entegris, Inc.
Tranche Term Loan B 7.992% - 8.069%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 7/6/29 (b)	7,639,941	7,646,763
Herens Holdco SARL
USD Facility Term Loan B
9.267% (3 Month SOFR + 3.925%), due 7/3/28 (b)	1,817,195	1,549,159
Ineos Quattro Holdings U.K. Ltd. (b)
2026 Tranche Dollar Term Loan B
8.183% (1 Month SOFR + 2.75%), due 1/29/26	3,488,800	3,455,367
2030 Tranche Dollar Term Loan B
9.169% (1 Month SOFR + 3.75%), due 3/14/30	1,500,000	1,480,312
Ineos U.S. Finance LLC (b)
2028 Dollar Term Loan
7.919% (1 Month SOFR + 2.50%), due 11/8/28	1,843,333	1,807,783
2030 Dollar Term Loan
8.919% (1 Month SOFR + 3.50%), due 2/18/30	1,000,000	987,679
2027-II Dollar Term Loan
9.169% (1 Month SOFR + 3.75%), due 11/8/27	2,357,257	2,327,791
Innophos Holdings, Inc.
Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 2/5/27 (b)	5,350,559	5,343,870
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
8.933% (1 Month SOFR + 3.50%), due 5/5/28 (b)	7,195,672	7,186,677
Koppers, Inc.
Initial Term Loan 9.16% - 9.294%
(1 Month SOFR + 4.00%), due 4/10/30 (b)	4,488,750	4,494,361
Nouryon Finance BV (b)
Extended Dollar Term Loan
9.318% (3 Month SOFR + 4.00%), due 4/3/28	6,446,145	6,377,655
2023 Term Loan
9.347% (3 Month SOFR + 4.00%), due 4/3/28	1,250,000	1,237,500
Olympus Water U.S. Holding Corp.
Initial Dollar Term Loan
9.253% (3 Month SOFR + 3.75%), due 11/9/28 (b)	2,683,914	2,566,012
Oxea Holding Vier GmbH
Tranche Term Loan B2
8.741% (1 Month SOFR + 3.50%), due 10/14/24 (b)	3,419,806	3,372,784
PMHC II, Inc.
Initial Term Loan
9.698% (3 Month SOFR + 4.25%), due 4/23/29 (b)	5,955,000	5,486,044
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
9.631% (3 Month SOFR + 4.00%), due 3/16/27 (b)	6,267,058	6,185,781

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Sparta U.S. Holdco LLC
First Lien Initial Term Loan
8.477% (1 Month SOFR + 3.25%), due 8/2/28 (b)	$ 2,068,500	$ 2,042,644
Tricorbraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 3/3/28 (b)	5,836,008	5,757,951
Tronox Finance LLC
First Lien 2022 Incremental Term Loan
8.492% (3 Month SOFR + 3.25%), due 4/4/29 (b)	2,547,078	2,524,791
W. R. Grace Holdings LLC
Initial Term Loan
9.313% (3 Month SOFR + 3.75%), due 9/22/28 (b)	3,447,500	3,437,444
Windsor Holdings III LLC
Dollar Term Loan B
TBD, due 6/21/30	2,500,000	2,483,332
		90,372,632
Commercial Services 0.5%
Prime Security Services Borrower LLC
First Lien 2021 Refinancing Term Loan B1
7.977% (1 Month SOFR + 2.75%), due 9/23/26 (b)	8,687,965	8,671,675
Consumer Durables 0.2%
SWF Holdings I Corp.
First Lien Initial Term Loan
9.433% (1 Month SOFR + 4.00%), due 10/6/28 (b)	4,823,826	4,006,790
Containers, Packaging & Glass 2.6%
Alliance Laundry Systems LLC
Initial Term Loan B 8.796% - 8.901%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 10/8/27 (b)	5,115,919	5,104,551
Altium Packaging LLC
First Lien 2021 Term Loan
8.183% (1 Month SOFR + 2.75%), due 2/3/28 (b)	3,015,692	2,993,493
Anchor Glass Container Corp.
First Lien July 2017 Additional Term Loan 7.96% - 8.042%
(3 Month LIBOR + 2.75%), due 12/7/23 (b)	2,604,704	1,973,605
Berlin Packaging LLC (b)
Tranche Initial Term Loan B4 8.569% - 8.622%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 3/11/28	3,910,012	3,852,582
Tranche Term Loan B5 9.183% - 9.29%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/11/28	1,061,100	1,052,552
Charter Next Generation, Inc.
First Lien 2021 Initial Term Loan
9.183% (1 Month SOFR + 3.75%), due 12/1/27 (b)	5,019,613	4,992,005

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Graham Packaging Co., Inc.
2021 Initial Term Loan
8.433% (1 Month SOFR + 3.00%), due 8/4/27 (b)	$ 5,831,100	$ 5,820,167
Mauser Packaging Solutions Holding Co.
Initial Term Loan
9.141% (1 Month SOFR + 4.00%), due 8/14/26 (b)	182,875	182,589
Pactiv Evergreen, Inc. (b)
Tranche U.S. Term Loan B2
8.683% (1 Month SOFR + 3.25%), due 2/5/26	2,343,162	2,339,256
Tranche U.S. Term Loan B3
8.683% (1 Month SOFR + 3.25%), due 9/24/28	982,500	980,044
Pretium PKG Holdings, Inc. (b)(d)
First Lien Initial Term Loan 9.513% - 9.53%
(3 Month SOFR + 4.00%), due 10/2/28 (e)	3,624,800	2,428,616
Second Lien Initial Term Loan 12.263% - 12.28%
(3 Month SOFR + 6.75%), due 10/1/29	1,750,000	885,938
Reynolds Consumer Products LLC
Initial Term Loan
7.169% (1 Month SOFR + 1.75%), due 2/4/27 (b)	133,289	132,986
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
9.683% (1 Month SOFR + 4.25%), due 7/7/28 (b)	4,925,000	4,732,102
Trident TPI Holdings, Inc. (b)
Tranche Initial Term Loan B3
9.538% (3 Month SOFR + 4.00%), due 9/15/28	3,707,676	3,678,130
Tranche Initial Term Loan B5
9.742% (3 Month SOFR + 4.50%), due 9/15/28	972,988	970,150
Tranche Initial Term Loan B4
10.492% (3 Month SOFR + 5.25%), due 9/15/28	398,000	395,761
		42,514,527
Diversified/Conglomerate Manufacturing 2.3%
Allied Universal Holdco LLC (b)
Initial U.S. Dollar Term Loan
9.169% (1 Month SOFR + 3.75%), due 5/12/28	5,991,854	5,763,415
Amendment No. 3 Term Loan
9.881% (6 Month SOFR + 4.75%), due 5/12/28	3,000,000	2,922,657
Filtration Group Corp. (b)
2021 Incremental Term Loan
8.933% (1 Month SOFR + 3.50%), due 10/21/28	2,962,311	2,954,375
2023 Extended Dollar Term Loan
9.683% (1 Month SOFR + 4.25%), due 10/21/28	2,763,886	2,755,823
Gardner Denver, Inc.
2020 GDI Tranche Dollar Term Loan B2
7.169% (1 Month SOFR + 1.75%), due 3/1/27 (b)	3,317,368	3,315,524
GYP Holdings III Corp.
First Lien 2023 Refinancing Term Loan
8.319% (1 Month SOFR + 3.00%), due 5/12/30 (b)	570,787	571,144

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
Ingersoll-Rand Services Co.
2020 Spinco Tranche Dollar Term Loan B1
7.169% (1 Month SOFR + 1.75%), due 3/1/27 (b)	$ 844,695	$ 844,225
Iron Mountain Information Management LLC
Incremental Term Loan B
7.183% (1 Month LIBOR + 1.75%), due 1/2/26 (b)	3,185,819	3,172,544
LTI Holdings, Inc. (b)
First Lien Initial Term Loan
8.933% (1 Month SOFR + 3.50%), due 9/6/25	1,285,840	1,236,244
First Lien First Amendment Additional Term Loan
10.183% (1 Month LIBOR + 4.75%), due 7/24/26	1,723,688	1,661,204
QUIKRETE Holdings, Inc.
First Lien Fourth Amendment Term Loan B1
8.433% (1 Month SOFR + 3.00%), due 3/19/29 (b)	5,431,250	5,433,721
Red Ventures LLC
First Lien Term Loan B4
8.319% (1 Month SOFR + 3.00%), due 3/3/30 (b)	4,147,142	4,132,627
WP CPP Holdings LLC
First Lien Initial Term Loan
9.27% (3 Month SOFR + 3.75%), due 4/30/25 (b)	2,945,931	2,729,405
		37,492,908
Diversified/Conglomerate Service 2.3%
Applied Systems, Inc. (b)
First Lien 2026 Term Loan
9.742% (3 Month SOFR + 4.50%), due 9/18/26	3,455,138	3,459,458
Second Lien 2021 Term Loan
11.992% (3 Month SOFR + 6.75%), due 9/17/27	1,982,109	1,987,064
Blackhawk Network Holdings, Inc.
First Lien Term Loan
8.264% (3 Month SOFR + 3.00%), due 6/15/25 (b)	5,788,597	5,743,376
Brightview Landscapes LLC
2022 Initial Term Loan 8.569% - 8.619%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 4/20/29 (b)	1,417,543	1,408,092
Element Materials Technology Group U.S. Holdings, Inc. (b)
Initial USD Term Loan B
9.592% (3 Month SOFR + 4.25%), due 6/22/29	1,906,211	1,883,574
First Lien Delayed Draw Term Loan B
9.592% (3 Month SOFR + 4.25%), due 6/22/29	879,789	869,342
Genesys Cloud Services Holdings I LLC
2020 Initial Dollar Term Loan
9.433% (1 Month SOFR + 4.00%), due 12/1/27 (b)	5,784,070	5,772,322
MKS Instruments, Inc.
Initial Dollar Term Loan B
8.155% (1 Month SOFR + 2.75%), due 8/17/29 (b)	6,808,394	6,790,311
TruGreen LP
First Lien Second Refinancing Term Loan
9.419% (1 Month SOFR + 4.00%), due 11/2/27 (b)	6,333,929	5,882,636

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
Verscend Holding Corp.
Term Loan B1
9.433% (1 Month SOFR + 4.00%), due 8/27/25 (b)	$ 4,046,600	$ 4,040,098
		37,836,273
Ecological 0.2%
GFL Environmental, Inc.
2023 Refinancing Term Loan
8.469% (3 Month SOFR + 3.00%), due 5/31/27 (b)	3,019,667	3,022,499
Electronics 6.6%
Camelot U.S. Acquisition LLC (b)
Initial Term Loan
8.433% (1 Month SOFR + 3.00%), due 10/30/26	2,686,593	2,683,235
Amendment No. 2 Incremental Term Loan
8.433% (1 Month SOFR + 3.00%), due 10/30/26	2,814,736	2,811,218
Castle U.S. Holding Corp. (b)
Initial Dollar Term Loan
9.183% (1 Month SOFR + 3.75%), due 1/29/27	256,423	187,509
Dollar Term Loan B2
9.433% (1 Month SOFR + 4.00%), due 1/29/27	4,906,250	3,587,695
Commscope, Inc.
Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 4/6/26 (b)	6,139,097	5,700,587
CoreLogic, Inc.
First Lien Initial Term Loan
8.933% (1 Month SOFR + 3.50%), due 6/2/28 (b)	6,430,890	5,905,698
DCert Buyer, Inc.
First Lien Initial Term Loan
9.264% (3 Month SOFR + 4.00%), due 10/16/26 (b)	5,361,684	5,335,813
Diebold Nixdorf, Inc.
New Dollar Term Loan B
7.943% (1 Month LIBOR + 2.75%), due 11/6/23 (b)(d)(e)(f)	924,228	92,423
ECi Macola/MAX Holding LLC
First Lien Initial Term Loan
9.253% (3 Month SOFR + 3.75%), due 11/9/27 (b)	3,412,500	3,392,236
Epicor Software Corp.
Term Loan C
8.683% (1 Month SOFR + 3.25%), due 7/30/27 (b)	6,123,118	6,078,867
Flexera Software LLC
First Lien Term Loan B1
9.183% (1 Month SOFR + 3.75%), due 3/3/28 (b)	3,662,477	3,595,333
Gainwell Acquisition Corp.
First Lien Term Loan B
9.342% (3 Month SOFR + 4.00%), due 10/1/27 (b)	5,547,016	5,458,608
Go Daddy Operating Co. LLC
Amendment No. 6 Term Loan
7.819% (1 Month SOFR + 2.50%), due 11/9/29 (b)	2,136,988	2,138,858

	Principal Amount	Value
Loan Assignments
Electronics
Helios Software Holdings, Inc.
2021 Initial Dollar Term Loan
9.142% (3 Month SOFR + 3.75%), due 3/11/28 (b)	$ 1,403,009	$ 1,368,986
Hyland Software, Inc. (b)
First Lien 2018 Refinancing Term Loan
8.933% (1 Month SOFR + 3.50%), due 7/1/24	4,287,974	4,269,595
Second Lien 2021 Refinancing Term Loan
11.683% (1 Month SOFR + 6.25%), due 7/7/25	1,996,667	1,977,533
ION Trading Finance Ltd.
2021 Initial Dollar Term Loan
10.092% (3 Month SOFR + 4.75%), due 4/1/28 (b)	3,920,000	3,825,500
MH Sub I LLC
First Lien 2023 May Incremental Term Loan
9.569% (1 Month SOFR + 4.25%), due 5/3/28 (b)	6,768,272	6,516,574
Misys Ltd.
First Lien Dollar Term Loan
9.231% (3 Month LIBOR + 3.50%), due 6/13/24 (b)	4,408,769	4,265,484
Project Alpha Intermediate Holding, Inc.
2021 Refinancing Term Loan
9.319% (1 Month LIBOR + 4.00%), due 4/26/24 (b)	6,149,140	6,139,916
Proofpoint, Inc.
First Lien Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 8/31/28 (b)	5,486,227	5,400,428
Rocket Software, Inc. (b)
First Lien Initial Term Loan
9.683% (1 Month SOFR + 4.25%), due 11/28/25	3,974,853	3,958,083
First Lien 2021 Dollar Term Loan
9.683% (1 Month SOFR + 4.25%), due 11/28/25	1,210,076	1,205,287
Sharp Midco LLC
First Lien Initial Term Loan
9.342% (3 Month SOFR + 4.00%), due 12/31/28 (b)	4,127,550	4,086,275
SS&C Technologies Holdings, Inc. (b)
Term Loan B6
7.669% (1 Month SOFR + 2.25%), due 3/22/29	2,141,706	2,139,440
Term Loan B7
7.669% (1 Month SOFR + 2.25%), due 3/22/29	3,227,965	3,224,550
Surf Holdings SARL
First Lien Dollar Tranche Term Loan
8.779% (1 Month SOFR + 3.50%), due 3/5/27 (b)	2,964,883	2,940,177
Vertiv Group Corp.
Term Loan B
7.977% (1 Month SOFR + 2.75%), due 3/2/27 (b)	5,807,963	5,805,948
VS Buyer LLC
Initial Term Loan
8.669% (1 Month SOFR + 3.25%), due 2/28/27 (b)	1,451,250	1,438,551

	Principal Amount	Value
Loan Assignments
Electronics
WEX, Inc.
Term Loan B
7.683% (1 Month SOFR + 2.25%), due 3/31/28 (b)	$ 3,910,000	$ 3,906,579
		109,436,986
Energy (Electricity) 0.3%
Covanta Holding Corp. (b)
Initial Term Loan B
7.819% (1 Month SOFR + 2.50%), due 11/30/28	4,042,213	4,032,948
Initial Term Loan C
7.819% (1 Month SOFR + 2.50%), due 11/30/28	306,620	305,917
		4,338,865
Entertainment 0.9%
Alterra Mountain Co. (b)
Term Loan B2
8.933% (1 Month SOFR + 3.50%), due 8/17/28	4,754,928	4,744,229
Term Loan B3
9.169% (1 Month SOFR + 3.75%), due 5/31/30	500,000	498,750
Fertitta Entertainment LLC
Initial Term Loan B
9.319% (1 Month SOFR + 4.00%), due 1/27/29 (b)	4,159,676	4,112,015
Formula One Management Ltd.
First Lien Facility Term Loan B
8.319% (1 Month SOFR + 3.00%), due 1/15/30 (b)	984,615	984,264
J&J Ventures Gaming LLC
Initial Term Loan
9.538% (3 Month SOFR + 4.00%), due 4/26/28 (b)	5,383,902	5,307,181
		15,646,439
Finance 6.5%
AAdvantage Loyality IP Ltd.
Initial Term Loan
10.338% (3 Month SOFR + 4.75%), due 4/20/28 (b)	5,890,000	6,093,694
Acuris Finance U.S., Inc.
Initial Dollar Term Loan
9.392% (3 Month SOFR + 4.00%), due 2/16/28 (b)	5,647,135	5,601,252
ADMI Corp. (b)
Amendment No.4 Refinancing Term Loan
8.808% (1 Month SOFR + 3.375%), due 12/23/27	2,443,750	2,308,325
Amendment No. 5 Incremental Term Loan
9.183% (1 Month SOFR + 3.75%), due 12/23/27	3,684,375	3,498,620
Ahlstrom-Munksjo Holding 3 Oy
USD Facility Term Loan B
9.288% (3 Month SOFR + 3.75%), due 2/4/28 (b)	3,128,716	2,967,064
AlixPartners LLP
Initial Dollar Term Loan
8.183% (1 Month SOFR + 2.75%), due 2/4/28 (b)	3,366,580	3,360,035

	Principal Amount	Value
Loan Assignments
Finance
Blackstone Mortgage Trust, Inc.
Term Loan B4
8.819% (1 Month SOFR + 3.50%), due 5/9/29 (b)	$ 527,639	$ 510,821
Blue Tree Holdings, Inc.
Term Loan
8.003% (3 Month SOFR + 2.50%), due 3/4/28 (b)	1,466,250	1,444,256
Boxer Parent Co., Inc.
2021 Replacement Dollar Term Loan
9.183% (1 Month SOFR + 3.75%), due 10/2/25 (b)	3,863,827	3,849,820
Brand Industrial Services, Inc.
Initial Term Loan 9.558% - 9.788%
(1 Month SOFR + 4.25%, 3 Month SOFR + 4.25%), due 6/21/24 (b)	2,922,623	2,913,124
Colouroz Investment 1 GmbH
First Lien Initial Term Loan C 9.523% - 11.788%
(0.75% PIK) (3 Month LIBOR + 4.25%), due 9/21/23 (b)(d)(g)	236,176	157,943
Colouroz Investment 2 LLC
First Lien Initial Term Loan B2 9.523% - 11.788%
(0.75% PIK) (3 Month LIBOR + 4.25%), due 9/21/23 (b)(d)(g)	1,428,674	955,425
Covia Holdings LLC
Initial Term Loan
9.53% (3 Month SOFR + 4.00%), due 7/31/26 (b)	837,917	829,119
CPC Acquisition Corp.
First Lien Initial Term Loan
9.253% (3 Month SOFR + 3.75%), due 12/29/27 (b)	3,770,462	2,962,169
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
8.992% (3 Month SOFR + 3.75%), due 4/9/27 (b)	5,310,098	5,102,675
Endurance International Group Holdings, Inc.
Initial Term Loan
8.792% (3 Month LIBOR + 3.50%), due 2/10/28 (b)	5,631,979	5,306,384
LBM Acquisition LLC
First Lien Initial Term Loan
9.169% (1 Month LIBOR + 3.75%), due 12/17/27 (b)	4,482,211	4,334,298
LSF11 Trinity Bidco, Inc.
Initial Term Loan
9.722% (1 Month SOFR + 4.50%), due 6/14/30 (b)	3,750,000	3,707,813
Minimax Viking GmbH
Facility Term Loan B1C
7.933% (1 Month SOFR + 2.50%), due 7/31/25 (b)	4,043,004	4,043,004
Onex TSG Intermediate Corp.
Initial Term Loan
10.381% (3 Month SOFR + 4.75%), due 2/28/28 (b)	2,920,000	2,584,200
Park River Holdings, Inc.
First Lien Initial Term Loan
8.522% (3 Month SOFR + 3.25%), due 12/28/27 (b)	4,541,533	4,372,361
Peraton Corp.
First Lien Term Loan B
9.169% (1 Month SOFR + 3.75%), due 2/1/28 (b)	4,996,282	4,950,481

	Principal Amount	Value
Loan Assignments
Finance
Pluto Acquisition I, Inc.
First Lien 2021 Term Loan
9.476% (3 Month SOFR + 4.00%), due 6/22/26 (b)	$ 3,757,089	$ 3,071,420
Potters Industries LLC
Initial Term Loan
9.342% (3 Month SOFR + 4.00%), due 12/14/27 (b)	1,173,000	1,173,000
RealPage, Inc.
First Lien Initial Term Loan
8.433% (1 Month SOFR + 3.00%), due 4/24/28 (b)	4,801,641	4,713,248
RealTruck Group, Inc.
Initial Term Loan
9.183% (1 Month SOFR + 3.75%), due 1/31/28 (b)	5,899,323	5,538,910
Triton Water Holdings, Inc.
First Lien Initial Term Loan
8.753% (3 Month SOFR + 3.25%), due 3/31/28 (b)	3,811,344	3,682,711
WCG Purchaser Corp.
First Lien Initial Term Loan
9.433% (1 Month SOFR + 4.00%), due 1/8/27 (b)	6,434,379	6,347,514
WildBrain Ltd.
Initial Term Loan
9.683% (1 Month SOFR + 4.25%), due 3/24/28 (b)	5,483,328	5,366,808
WIN Waste Innovations Holdings, Inc.
Initial Term Loan
8.183% (1 Month SOFR + 2.75%), due 3/24/28 (b)	6,300,800	5,576,208
		107,322,702
Healthcare 2.0%
AHP Health Partners, Inc.
Initial Term Loan
8.933% (1 Month SOFR + 3.50%), due 8/24/28 (b)	1,965,000	1,963,035
Chariot Buyer LLC
First Lien Initial Term Loan
8.669% (1 Month SOFR + 3.25%), due 11/3/28 (b)	5,082,327	5,002,916
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 9/29/28 (b)	6,098,887	6,079,285
ICU Medical, Inc.
Tranche Term Loan B
7.892% (3 Month SOFR + 2.50%), due 1/8/29 (b)	4,315,076	4,313,276
LSCS Holdings, Inc.
First Lien Initial Term Loan
9.933% (1 Month SOFR + 4.614%), due 12/16/28 (b)	4,728,000	4,633,440
Medical Solutions Holdings, Inc.
First Lien Initial Term Loan
8.614% (3 Month SOFR + 3.25%), due 11/1/28 (b)	2,033,038	1,944,092
Medline Borrower LP
Initial Dollar Term Loan
8.683% (1 Month SOFR + 3.25%), due 10/23/28 (b)	5,297,651	5,240,701

	Principal Amount	Value
Loan Assignments
Healthcare
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
9.477% (1 Month SOFR + 4.25%), due 10/1/28 (b)	$ 3,408,977	$ 3,199,114
		32,375,859
Healthcare & Pharmaceuticals 1.5%
Bausch & Lomb Corp.
Initial Term Loan
8.592% (3 Month SOFR + 3.25%), due 5/10/27 (b)	5,935,038	5,788,887
Bausch Health Cos., Inc.
Second Amendment Term Loan
10.605% (1 Month SOFR + 5.25%), due 2/1/27 (b)	2,702,885	2,201,500
Embecta Corp.
First Lien Initial Term Loan
8.337% (6 Month SOFR + 3.00%), due 3/30/29 (b)	6,343,614	6,301,702
Envision Healthcare Corp. (b)(d)(f)(h)
2018 Third Out Term Loan
8.992% (3 Month SOFR + 3.75%), due 3/31/27	1,444,155	1,745
Second Out Term Loan
9.492% (3 Month SOFR + 4.25%), due 3/31/27	3,076,502	730,669
First Out Term Loan
13.267% (3 Month SOFR + 7.875%), due 3/31/27	522,312	584,990
Owens & Minor, Inc.
Term Loan B1 8.715% - 9.169%
(1 Month SOFR + 3.75%, 6 Month SOFR + 3.75%), due 3/29/29 (b)	3,750,000	3,745,312
Pediatric Associates Holding Co. LLC (b)
Amendment No. 1 Incremental Term Loan
8.683% (1 Month SOFR + 3.25%), due 12/29/28	2,893,328	2,866,204
Amendment No. 1 Incremental Delayed Draw Term Loan
8.683%, due 12/29/28 (d)	373,803	370,299
Physician Partners LLC
Initial Term Loan
9.392% (3 Month SOFR + 4.00%), due 12/23/28 (b)	$ 2,577,301	2,458,100
		25,049,408
Healthcare, Education & Childcare 5.4%
Agiliti Health, Inc.
Term Loan
8.247% (3 Month SOFR + 3.00%), due 5/1/30 (b)	7,879,279	7,854,657
Alvogen Pharma U.S., Inc.
January 2020 Term Loan
10.642% (3 Month SOFR + 5.25%), due 12/31/23 (b)	849,090	816,718
Amneal Pharmaceuticals LLC
Initial Term Loan
8.933% (1 Month SOFR + 3.50%), due 5/4/25 (b)	6,906,547	6,551,350
athenahealth Group, Inc.
Initial Term Loan
8.805% (1 Month SOFR + 3.50%), due 2/15/29 (b)	4,835,025	4,687,286

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Carestream Dental Technology Parent Ltd. (b)
First Lien Initial Term Loan
8.981% (3 Month LIBOR + 3.25%), due 9/1/24	$ 1,382,762	$ 1,205,077
First Lien Tranche Term Loan B
10.231% (3 Month SOFR + 4.50%), due 9/1/24	1,834,678	1,623,690
Carestream Health, Inc.
Term Loan
12.842% (3 Month SOFR + 7.50%), due 9/30/27 (b)	2,498,325	1,848,761
Ecovyst Catalyst Technologies LLC
Initial Term Loan
7.969% (3 Month SOFR + 2.50%), due 6/9/28 (b)	5,464,225	5,435,199
Elanco Animal Health, Inc.
Term Loan
6.963% (1 Month SOFR + 1.75%), due 8/1/27 (b)	2,618,077	2,577,318
eResearchTechnology, Inc.
First Lien Initial Term Loan
9.933% (1 Month SOFR + 4.50%), due 2/4/27 (b)	3,337,071	3,232,787
FC Compassus LLC
Term Loan B1
9.881% (3 Month SOFR + 4.25%), due 12/31/26 (b)(d)	5,280,237	4,937,021
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
7.414% (3 Month SOFR + 2.00%), due 11/15/27 (b)	3,730,270	3,677,815
Horizon Therapeutics USA, Inc.
Incremental Term Loan B2
7.156% (1 Month SOFR + 1.75%), due 3/15/28 (b)	2,606,667	2,601,237
Insulet Corp.
Term Loan B
8.683% (1 Month SOFR + 3.25%), due 5/4/28 (b)	5,472,963	5,471,825
Journey Personal Care Corp.
Initial Term Loan
9.981% (3 Month LIBOR + 4.25%), due 3/1/28 (b)	3,900,000	3,424,688
LifePoint Health, Inc.
First Lien Term Loan B
9.377% (3 Month SOFR + 3.75%), due 11/16/25 (b)	4,642,116	4,562,039
Mallinckrodt International Finance SA
2017 Replacement Term Loan
10.619% (1 Month SOFR + 5.25%), due 9/30/27 (b)	1,935,237	1,465,942
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 9.092% - 9.169%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	2,147,882	1,697,901
First Lien Initial Term Loan C
9.092% (3 Month SOFR + 3.75%), due 3/2/28	79,651	62,964
Organon & Co.
Dollar Term Loan
8.257% (1 Month SOFR + 3.00%), due 6/2/28 (b)	5,594,676	5,576,029

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
8.753% (3 Month SOFR + 3.25%), due 3/3/28 (b)	$ 6,595,655	$ 6,568,449
Raptor Acquisition Corp.
First Lien Term Loan B
9.52% (3 Month SOFR + 4.00%), due 11/1/26 (b)	4,207,500	4,203,553
Select Medical Corp.
Tranche Term Loan B
7.702% (1 Month SOFR + 2.50%), due 3/6/25 (b)	2,354,845	2,348,369
Sound Inpatient Physicians, Inc.
First Lien Initial Term Loan
8.631% (3 Month SOFR + 3.00%), due 6/27/25 (b)(d)	1,900,000	1,083,000
Sunshine Luxembourg VII SARL
Facility Term Loan B3
9.092% (3 Month LIBOR + 3.75%), due 10/1/26 (b)	5,643,273	5,634,103
		89,147,778
High Tech Industries 1.9%
Altar BidCo, Inc.
First Lien Initial Term Loan 7.993% - 8.262%
(1 Year SOFR + 3.10%), due 2/1/29 (b)	4,072,528	4,037,741
AP Gaming I LLC
Term Loan B
9.392% (3 Month SOFR + 4.00%), due 2/15/29 (b)	5,760,417	5,708,216
Central Parent, Inc.
First Lien Initial Term Loan
9.492% (3 Month SOFR + 4.25%), due 7/6/29 (b)	3,980,000	3,980,000
Hanesbands, Inc.
Tranche Initial Term Loan B
9.069% (1 Month SOFR + 3.75%), due 3/8/30 (b)	3,491,250	3,486,886
NAB Holdings LLC
Initial Term Loan
8.392% (3 Month SOFR + 3.00%), due 11/23/28 (b)	1,430,334	1,424,459
Nielsen Consumer, Inc.
Fifth Amendment Dollar Incremental Term Loan
11.569% (1 Month SOFR + 6.25%), due 3/6/28 (b)	1,833,333	1,750,833
Open Text Corp.
Term Loan B
8.919% (1 Month SOFR + 3.50%), due 1/31/30 (b)	4,548,571	4,552,838
Scientific Games Holdings LP
First Lien Initial Dollar Term Loan
8.768% (3 Month SOFR + 3.50%), due 4/4/29 (b)	4,313,558	4,256,045
Trans Union LLC
2021 Incremental Term Loan B6
7.683% (1 Month SOFR + 2.25%), due 12/1/28 (b)	2,063,577	2,059,609
		31,256,627

	Principal Amount	Value
Loan Assignments
Hotel, Gaming & Leisure 0.5%
Flutter Entertainment plc
2028 Third Amendment Term Loan B
8.753% (3 Month SOFR + 3.25%), due 7/22/28 (b)	$ 7,233,351	$ 7,236,367
Ontario Gaming GTA LP
Term Loan B
TBD, due 7/20/30	1,000,000	999,792
		8,236,159
Hotels, Motels, Inns & Gaming 3.3%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
9.183% (1 Month SOFR + 3.75%), due 2/2/26 (b)	3,316,048	3,215,737
Caesars Entertainment, Inc.
2023 Incremental Term Loan B
8.669% (1 Month SOFR + 3.25%), due 2/6/30 (b)	2,094,750	2,092,714
Entain plc (b)
USD Facility Term Loan B
7.437% (6 Month SOFR + 2.50%), due 3/29/27	4,725,089	4,709,340
USD Facility Term Loan B2
8.437% (6 Month SOFR + 3.50%), due 10/31/29	1,592,000	1,589,214
Everi Holdings, Inc.
Term Loan B
7.933% (3 Month LIBOR + 2.50%), due 8/3/28 (b)	4,038,730	4,031,436
Four Seasons Holdings, Inc.
2022 Refinancing Term Loan
8.669% (1 Month SOFR + 3.25%), due 11/30/29 (b)	1,430,587	1,432,050
Golden Entertainment, Inc.
First Lien 2023 Refinancing Facility Term Loan B1
8.167% (1 Month SOFR + 2.75%), due 5/28/30 (b)	875,000	872,813
Hilton Worldwide Finance LLC
Refinanced Term Loan B2
7.148% (1 Month SOFR + 1.75%), due 6/22/26 (b)	1,720,157	1,717,853
Light and Wonder International, Inc.
Initial Term Loan B
8.302% (1 Month SOFR + 3.00%), due 4/14/29 (b)	5,932,556	5,913,489
Oceankey U.S. II Corp.
Initial Term Loan
8.919% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,560,454	3,382,432
PCI Gaming Authority
Facility Term Loan B
7.933% (1 Month SOFR + 2.50%), due 5/29/26 (b)	1,370,300	1,370,789
Penn Entertainment, Inc.
Facility Term Loan B
8.169% (1 Month SOFR + 2.75%), due 5/3/29 (b)	1,980,000	1,975,725
Station Casinos LLC
Facility Term Loan B1
7.669% (1 Month SOFR + 2.25%), due 2/8/27 (b)	1,880,127	1,871,996

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Travel + Leisure Co.
Term Loan B
7.683% (1 Month SOFR + 2.25%), due 5/30/25 (b)	$ 3,810,000	$ 3,787,376
UFC Holdings LLC
First Lien Term Loan B3
8.369% (3 Month SOFR + 2.75%), due 4/29/26 (b)	7,434,786	7,421,359
Whatabrands LLC
Initial Term Loan B
8.683% (1 Month SOFR + 3.25%), due 8/3/28 (b)	5,900,125	5,870,625
Wyndham Hotels & Resorts, Inc.
2023 Term Loan B
7.669% (1 Month SOFR + 2.25%), due 5/24/30 (b)	2,502,500	2,505,180
		53,760,128
Insurance 3.8%
Acrisure LLC
First Lien 2021-2 Additional Term Loan
9.683% (1 Month LIBOR + 4.25%), due 2/15/27 (b)	4,875,750	4,834,608
Alliant Holdings Intermediate LLC
New Term Loan B4
8.92% (1 Month LIBOR + 3.50%), due 11/5/27 (b)	3,930,000	3,919,083
AmWINS Group, Inc.
Term Loan
7.683% (1 Month SOFR + 2.25%), due 2/19/28 (b)	7,319,293	7,281,679
AssuredPartners Capital, Inc.
2022 Term Loan
8.819% (1 Month SOFR + 3.50%), due 2/12/27 (b)	2,962,500	2,942,503
AssuredPartners, Inc.
2020 February Refinancing Term Loan
8.933% (1 Month SOFR + 3.50%), due 2/12/27 (b)	3,896,499	3,868,900
Asurion LLC
Term Loan B11
TBD, due 1/1/30	2,500,000	2,396,095
New Term Loan B11
9.669% (1 Month SOFR + 4.25%), due 8/19/28 (b)	785,755	753,097
Second Lien New Term Loan B3
10.683% (1 Month SOFR + 5.25%), due 1/31/28 (b)	4,200,000	3,722,250
Second Lien New Term Loan B4
10.683% (1 Month SOFR + 5.25%), due 1/20/29 (b)	4,500,000	3,921,431
Broadstreet Partners, Inc. (b)
2020 Initial Term Loan
8.433% (1 Month SOFR + 3.00%), due 1/27/27	4,218,919	4,192,551
Tranche Term Loan B2
8.683% (1 Month SOFR + 3.25%), due 1/27/27	1,146,250	1,140,041
Initial Term Loan B
9.319% (1 Month SOFR + 4.00%), due 1/27/29	500,000	498,000

	Principal Amount	Value
Loan Assignments
Insurance
Hub International Ltd. (b)
2022 Incremental Term Loan
9.072% (3 Month SOFR + 4.00%), due 11/10/29	$ 358,200	$ 358,707
2023 Refinancing Term Loan
9.584% (3 Month SOFR + 4.25%), due 6/20/30	3,600,000	3,612,539
NFP Corp.
Closing Date Term Loan
8.683% (1 Month SOFR + 3.25%), due 2/15/27 (b)	3,320,999	3,255,173
Ryan Specialty Group LLC
Initial Term Loan
8.419% (1 Month SOFR + 3.00%), due 9/1/27 (b)	3,926,930	3,917,113
Sedgwick Claims Management Services, Inc.
2023 Term Loan
9.069% (1 Month SOFR + 3.75%), due 2/24/28 (b)	6,200,867	6,172,963
USI, Inc.
2022 Incremental Term Loan
8.992% (3 Month SOFR + 3.75%), due 11/22/29 (b)	5,212,888	5,208,326
		61,995,059
Leisure, Amusement, Motion Pictures & Entertainment 1.1%
Bombardier Recreational Products, Inc.
2020 Replacement Term Loan
7.419% (1 Month SOFR + 2.00%), due 5/24/27 (b)	4,187,419	4,166,482
Creative Artists Agency LLC
Term Loan B
8.819% (1 Month SOFR + 3.50%), due 11/27/28 (b)	5,814,000	5,783,721
Lions Gate Capital Holdings LLC
Term Loan B
7.669% (1 Month SOFR + 2.25%), due 3/24/25 (b)	1,327,430	1,322,867
Marriott Ownership Resorts, Inc.
2019 Refinancing Term Loan
7.169% (1 Month SOFR + 1.75%), due 8/29/25 (b)	2,910,432	2,898,912
William Morris Endeavor Entertainment LLC
First Lien Term Loan B1
8.183% (1 Month SOFR + 2.75%), due 5/18/25 (b)	3,656,271	3,648,044
		17,820,026
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.9%
Advanced Drainage Systems, Inc.
Initial Term Loan
7.463% (1 Month SOFR + 2.25%), due 7/31/26 (b)	454,018	456,099
Columbus McKinnon Corp.
Initial Term Loan
8.23% (3 Month SOFR + 2.75%), due 5/14/28 (b)	5,730,270	5,715,944
CPM Holdings, Inc. (b)
First Lien Initial Term Loan
8.727% (1 Month SOFR + 3.50%), due 11/17/25	4,376,234	4,374,869

	Principal Amount	Value
Loan Assignments
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)
CPM Holdings, Inc. (b)
Second Lien Initial Term Loan
13.477% (1 Month SOFR + 8.25%), due 11/16/26 (d)	$ 797,980	$ 793,990
Husky Injection Molding Systems Ltd.
Initial Term Loan
8.731% (3 Month SOFR + 3.00%), due 3/28/25 (b)	3,406,592	3,328,363
		14,669,265
Manufacturing 2.9%
ASP Blade Holdings, Inc.
Initial Term Loan
9.433% (1 Month SOFR + 4.00%), due 10/13/28 (b)	5,922,270	5,267,119
Chart Industries, Inc.
Amendment No. 3 Term Loan
9.105% (1 Month SOFR + 3.75%), due 3/15/30 (b)	3,137,500	3,129,656
Clark Equipment Co.
Tranche Term Loan B
7.842% (3 Month SOFR + 2.50%), due 4/20/29 (b)	493,750	493,997
Coherent Corp.
Initial Term Loan B
8.183% (1 Month SOFR + 2.75%), due 7/2/29 (b)	5,806,040	5,792,977
CP Atlas Buyer, Inc.
Term Loan B
9.169% (1 Month SOFR + 3.75%), due 11/23/27 (b)	5,359,308	5,071,245
CPG International LLC
Closing Date Term Loan
7.919% (1 Month SOFR + 2.50%), due 4/28/29 (b)	3,721,875	3,706,987
EMRLD Borrower LP
Initial Term Loan B
8.264% (3 Month SOFR + 3.00%), due 5/31/30 (b)	6,209,289	6,207,352
Engineered Components and Systems LLC
Term Loan B
TBD, due 7/25/30	1,250,000	1,249,740
FCG Acquisitions, Inc.
First Lien Initial Term Loan
9.253% (3 Month LIBOR + 3.75%), due 3/31/28 (b)	3,393,199	3,357,853
Madison IAQ LLC
Term Loan
8.302% (3 Month LIBOR + 3.25%), due 6/21/28 (b)	2,756,617	2,701,101
Pro Mach Group, Inc.
First Lien Closing Date Initial Term Loan
9.433% (1 Month SOFR + 4.00%), due 8/31/28 (b)	6,311,946	6,314,578
Standard Building Solutions, Inc.
Initial Term Loan
7.906% (1 Month SOFR + 2.50%), due 9/22/28 (b)	2,438,475	2,440,970

	Principal Amount	Value
Loan Assignments
Manufacturing
Zurn LLC
First Lien Term Loan B
7.319% (1 Month SOFR + 2.00%), due 10/4/28 (b)	$ 2,117,750	$ 2,115,763
		47,849,338
Media 1.4%
Apple Bidco LLC (b)
First Lien Initial Term Loan
8.183% (1 Month SOFR + 2.75%), due 9/22/28	5,422,113	5,373,162
First Lien Amendment No. 1 Term Loan
9.319% (1 Month SOFR + 4.00%), due 9/22/28	1,741,250	1,738,347
Cogeco Communications Finance (USA) LP
Amendment No. 5 Incremental Term Loan B
7.933% (1 Month SOFR + 2.50%), due 9/1/28 (b)	4,134,589	4,065,054
Diamond Sports Group LLC
Second Lien Term Loan
TBD (1 Month SOFR + 5.25%, 3 Month SOFR + 3.25%), due 8/24/26 (b)(d)(f)(h)	2,898,312	82,118
DIRECTV Financing LLC
Closing Date Term Loan
10.433% (1 Month SOFR + 5.00%), due 8/2/27 (b)	2,571,288	2,553,610
Mission Broadcasting, Inc.
Term Loan B4
7.727% (1 Month SOFR + 2.50%), due 6/2/28 (b)	1,372,000	1,369,713
Radiate Holdco LLC
Amendment No. 6 Term Loan B
8.683% (1 Month SOFR + 3.25%), due 9/25/26 (b)	4,552,616	3,822,572
Sinclair Television Group, Inc.
Term Loan B4
9.169% (1 Month SOFR + 3.75%), due 4/21/29 (b)	2,951,316	2,132,326
Virgin Media Bristol LLC
Facility Term Loan Y
8.311% (6 Month SOFR + 3.25%), due 3/31/31 (b)	2,000,000	1,963,000
		23,099,902
Mining, Steel, Iron & Non-Precious Metals 0.7%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.433% (1 Month SOFR + 4.00%), due 6/9/28 (b)	3,423,611	3,280,248
Arconic Corp.
Term Loan
TBD, due 7/26/30	2,571,429	2,567,142
Gates Global LLC
Initial Dollar Term Loan B3
7.919% (1 Month SOFR + 2.50%), due 3/31/27 (b)	3,806,023	3,795,150
MRC Global U.S., Inc.
2018 Refinancing Term Loan
8.433% (1 Month LIBOR + 3.00%), due 9/20/24 (b)	2,289,269	2,234,898
		11,877,438

	Principal Amount	Value
Loan Assignments
Oil & Gas 2.4%
Buckeye Partners LP
2021 Tranche Term Loan B1
7.669% (1 Month SOFR + 2.25%), due 11/1/26 (b)	$ 313,525	$ 312,681
ChampionX Corp.
Term Loan B1
8.495% (1 Month SOFR + 3.25%), due 6/7/29 (b)	5,955,000	5,962,444
DT Midstream, Inc.
Initial Term Loan
7.433% (1 Month SOFR + 2.00%), due 6/26/28 (b)	1,277,850	1,277,850
Fleet Midco I Ltd.
Facility Term Loan B
8.433% (1 Month LIBOR + 3.00%), due 10/7/26 (b)	3,172,434	3,164,503
GIP III Stetson I LP
Initial Term Loan
9.669% (1 Month SOFR + 4.25%), due 7/18/25 (b)(d)	1,830,389	1,829,736
Keane Group Holdings LLC
Initial Term Loan
8.933% (1 Month SOFR + 3.50%), due 5/25/25 (b)	1,862,585	1,862,976
Medallion Midland Acquisition LLC
Initial Term Loan
9.253% (3 Month SOFR + 3.75%), due 10/18/28 (b)	3,760,779	3,740,407
Murphy Oil USA, Inc.
Tranche Term Loan B
6.977% (1 Month SOFR + 1.75%), due 1/31/28 (b)	782,000	783,955
NorthRiver Midstream Finance LP
Initial Term Loan B
8.758% (3 Month SOFR + 3.25%), due 10/1/25 (b)	4,128,140	4,118,558
Oryx Midstream Services Permian Basin LLC
2023 Incremental Term Loan
8.505% (1 Month SOFR + 3.25%), due 10/5/28 (b)	3,901,923	3,899,731
PES Holdings LLC
Tranche Term Loan C
TBD (3.00% PIK) (1 Month LIBOR + 4.50%), due 12/31/23 (b)(d)(f)(g)(h)	1,984,287	46,299
Prairie ECI Acquiror LP
Initial Term Loan
10.169% (1 Month SOFR + 4.75%), due 3/11/26 (b)	3,250,723	3,228,780
TransMontaigne Operating Co. LP
Tranche Term Loan B 8.92% - 8.933%
(1 Month SOFR + 3.50%), due 11/17/28 (b)	4,922,767	4,882,002
Traverse Midstream Partners LLC
Advance Term Loan
9.216% (3 Month SOFR + 3.75%), due 2/16/28 (b)	2,890,791	2,876,337
Veritas U.S., Inc.
2021 Dollar Term Loan B
10.433% (1 Month SOFR + 5.00%), due 9/1/25 (b)	2,743,719	2,303,580
		40,289,839

	Principal Amount	Value
Loan Assignments
Packaging 0.3%
LABL, Inc.
Initial Dollar Term Loan
10.419% (1 Month SOFR + 5.00%), due 10/29/28 (b)	$ 2,659,500	$ 2,642,878
Plastipak Holdings, Inc.
2021 Tranche Term Loan B
7.919% (1 Month SOFR + 2.50%), due 12/1/28 (b)	1,911,176	1,909,982
		4,552,860
Personal & Nondurable Consumer Products 1.6%
ABG Intermediate Holdings 2 LLC
First Lien Tranche Term Loan B1
8.919% (1 Month SOFR + 3.50%), due 12/21/28 (b)	7,033,888	7,021,579
Foundation Building Materials, Inc.
First Lien Initial Term Loan 8.683% - 8.881%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 1/31/28 (b)	5,137,394	5,069,323
Hunter Douglas Holding BV
Tranche Term Loan B1
8.666% (3 Month SOFR + 3.50%), due 2/26/29 (b)	3,450,000	3,273,187
Leslie's Poolmart, Inc.
Initial Term Loan
8.183% (1 Month SOFR + 2.75%), due 3/9/28 (b)	4,343,929	4,204,563
Michaels Cos., Inc. (The)
Term Loan B
9.753% (3 Month SOFR + 4.25%), due 4/15/28 (b)	1,716,936	1,580,439
Perrigo Co. plc
Initial Term Loan B
7.669% (1 Month SOFR + 2.25%), due 4/20/29 (b)	4,950,000	4,919,063
Prestige Brands, Inc.
Term Loan B5
7.433% (1 Month SOFR + 2.00%), due 7/3/28 (b)	1,102,500	1,101,983
		27,170,137
Personal & Nondurable Consumer Products (Manufacturing Only) 0.7%
American Builders & Contractors Supply Co., Inc.
Restatement Effective Date Term Loan
7.419% (1 Month SOFR + 2.00%), due 1/15/27 (b)	2,646,875	2,641,161
Hercules Achievement, Inc.
First Lien Third Amendment Extended Term Loan
10.433% (1 Month SOFR + 5.00%), due 12/15/26 (b)	4,253,824	4,112,916
SRAM LLC
Initial Term Loan
8.183% (1 Month SOFR + 2.75%), due 5/18/28 (b)	4,645,454	4,624,164
		11,378,241
Personal, Food & Miscellaneous Services 1.4%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
7.183% (1 Month LIBOR + 1.75%), due 11/19/26 (b)	5,004,160	4,967,324

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services
Aramark Intermediate HoldCo Corp.
U.S. Term Loan B5
7.933% (1 Month SOFR + 2.50%), due 4/6/28 (b)	$ 6,051,889	$ 6,032,977
Hayward Industries, Inc.
First Lien Refinancing Term Loan
8.183% (1 Month SOFR + 2.75%), due 5/30/28 (b)	1,598,697	1,565,923
Hillman Group, Inc. (The)
Initial Term Loan
8.183% (1 Month SOFR + 2.75%), due 7/14/28 (b)	1,460,827	1,456,262
IRB Holding Corp.
2022 Replacement Term Loan B
8.419% (1 Month SOFR + 3.00%), due 12/15/27 (b)	6,118,002	6,080,860
KFC Holding Co.
2021 Term Loan B
7.094% (1 Month SOFR + 1.75%), due 3/15/28 (b)	2,167,201	2,157,913
		22,261,259
Pharmaceuticals 0.2%
Padagis LLC
Term Loan B
10.28% (3 Month SOFR + 4.75%), due 7/6/28 (b)	4,011,765	3,866,338
Printing & Publishing 0.8%
Getty Images, Inc.
Initial Dollar Term Loan 9.842% - 9.919%
(1 Month SOFR + 4.50%, 3 Month SOFR + 4.50%), due 2/19/26 (b)	2,650,054	2,649,227
Severin Acquisition LLC
First Lien Initial Term Loan
8.369% (3 Month SOFR + 3.00%), due 8/1/25 (b)	4,329,375	4,322,418
Springer Nature Deutschland GmbH
Initial Term Loan B18
8.503% (3 Month SOFR + 3.00%), due 8/14/26 (b)	5,992,564	5,983,827
		12,955,472
Real Estate 0.2%
RHP Hotel Properties LP
Tranche Term Loan B
8.069% (1 Month SOFR + 2.75%), due 5/18/30 (b)	2,660,000	2,664,655
Retail 0.4%
Great Outdoors Group LLC
Term Loan B2
9.183% (1 Month SOFR + 3.75%), due 3/6/28 (b)	6,062,473	6,037,211

	Principal Amount	Value
Loan Assignments
Retail Store 1.4%
BJ's Wholesale Club, Inc.
First Lien Term Loan B
7.892% (1 Month SOFR + 2.75%), due 2/3/27 (b)	$ 2,311,174	$ 2,313,582
EG Group Ltd. (b)
USD Additional Facility Term Loan
9.164% (1 Month SOFR + 4.00%), due 2/7/25	1,411,769	1,404,270
USD Additional Facility Term Loan
9.414% (1 Month SOFR + 4.25%), due 3/31/26	2,950,364	2,935,613
USD Facility Term Loan B
9.424% (1 Month SOFR + 4.00%), due 2/7/25	1,206,435	1,200,026
Harbor Freight Tools USA, Inc.
2021 Initial Term Loan
8.183% (1 Month SOFR + 2.75%), due 10/19/27 (b)	2,878,141	2,849,359
PetSmart LLC
Initial Term Loan
9.169% (1 Month SOFR + 3.75%), due 2/11/28 (b)	6,428,159	6,417,829
White Cap Supply Holdings LLC
Initial Closing Date Term Loan
9.069% (1 Month SOFR + 3.75%), due 10/19/27 (b)	5,827,295	5,803,456
		22,924,135
Services: Business 5.2%
Avis Budget Car Rental LLC
Tranche Term Loan C
8.919% (1 Month SOFR + 3.50%), due 3/16/29 (b)	4,937,500	4,932,869
Brown Group Holdings LLC (b)
Facility Incremental Term Loan B2 9.014% - 9.119%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 7/2/29	1,203,635	1,201,880
Initial Term Loan
7.919% (1 Month SOFR + 2.50%), due 6/7/28	4,867,246	4,822,628
Charlotte Buyer, Inc.
First Lien Initial Term Loan B
10.427% (1 Month SOFR + 5.25%), due 2/11/28 (b)	1,194,000	1,168,926
ConnectWise LLC
Initial Term Loan
8.933% (1 Month SOFR + 3.50%), due 9/29/28 (b)	3,546,000	3,462,669
Corporation Service Co.
Term Loan B
8.669% (1 Month SOFR + 3.25%), due 11/2/29 (b)	1,432,500	1,433,216
Dun & Bradstreet Corp. (The) (b)
Initial Borrowing Term Loan
8.434% (1 Month SOFR + 3.25%), due 2/6/26	4,872,702	4,871,942
2022 Incremental Term Loan B2
8.566% (1 Month SOFR + 3.25%), due 1/18/29	691,250	689,275
Electron Bidco, Inc.
First Lien Initial Term Loan
8.433% (1 Month SOFR + 3.00%), due 11/1/28 (b)	7,049,734	7,024,764

	Principal Amount	Value
Loan Assignments
Services: Business
Fortrea Holdings, Inc.
Initial Term Loan B
8.992% (3 Month SOFR + 3.75%), due 7/1/30 (b)	$ 1,250,000	$ 1,250,781
GIP II Blue Holding LP
Initial Term Loan
9.933% (3 Month SOFR + 4.50%), due 9/29/28 (b)	4,447,547	4,453,902
Hunter Holdco 3 Ltd.
First Lien Initial Dollar Term Loan
9.592% (3 Month SOFR + 4.25%), due 8/19/28 (b)	7,077,000	7,046,038
Icon plc (b)
Lux Term Loan
7.753% (3 Month SOFR + 2.25%), due 7/3/28	3,167,633	3,165,653
U.S. Term Loan
7.753% (3 Month SOFR + 2.25%), due 7/3/28	789,218	788,725
Mercury Borrower, Inc.
First Lien Initial Term Loan
8.933% (1 Month SOFR + 3.50%), due 8/2/28 (b)	5,575,213	5,477,647
Mitchell International, Inc. (b)
First Lien Initial Term Loan
9.183% (1 Month SOFR + 3.75%), due 10/15/28	3,291,667	3,238,552
Second Lien Initial Term Loan
11.933% (1 Month SOFR + 6.50%), due 10/15/29	1,800,000	1,627,875
MPH Acquisition Holdings LLC
Initial Term Loan
9.726% (3 Month SOFR + 4.25%), due 9/1/28 (b)	4,912,500	4,622,662
Nielsen Consumer, Inc.
2021 Refinancing Dollar Term Loan
9.069% (1 Month SOFR + 3.75%), due 3/6/28 (b)	4,359,546	4,091,434
Orbit Private Holdings I Ltd.
First Lien Initial Dollar Term Loan
10.087% (6 Month SOFR + 4.50%), due 12/11/28 (b)	3,616,604	3,621,125
Parexel International, Inc.
First Lien Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 11/15/28 (b)	5,905,088	5,878,515
PECF USS Intermediate Holding III Corp.
Initial Term Loan 9.683% - 9.881%
(1 Month SOFR + 4.25%, 3 Month SOFR + 4.25%), due 12/15/28 (b)	2,912,696	2,325,476
Polaris Newco LLC
First Lien Dollar Term Loan
9.538% (3 Month SOFR + 4.00%), due 6/2/28 (b)	4,418,675	4,166,674
Project Boost Purchaser LLC
2021 Tranche Term Loan 2
8.933% (1 Month SOFR + 3.50%), due 5/30/26 (b)	2,161,361	2,146,952
Vizient, Inc.
Term Loan B7
7.655% (1 Month SOFR + 2.25%), due 5/16/29 (b)	2,227,500	2,226,805
		85,736,985

	Principal Amount	Value
Loan Assignments
Services: Consumer 0.1%
West Technology Group LLC
Term Loan B3
9.569% (1 Month SOFR + 4.00%), due 4/10/27 (b)	$ 1,098,675	$ 1,044,330
Software 3.0%
AppLovin Corp.
Amendment No. 6 New Term Loan
8.419% (1 Month SOFR + 3.10%), due 10/25/28 (b)	4,744,950	4,738,170
Cloud Software Group, Inc.
First Lien Dollar Term Loan B
9.842% (3 Month SOFR + 4.50%), due 3/30/29 (b)	2,394,000	2,291,132
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
9.253% (3 Month SOFR + 3.75%), due 10/16/28 (b)	2,584,725	2,384,409
Gen Digital, Inc.
Tranche Initial Term Loan B
7.419% (1 Month SOFR + 2.00%), due 9/12/29 (b)	6,062,615	6,031,356
Informatica LLC
Initial Term Loan
8.183% (1 Month SOFR + 2.75%), due 10/27/28 (b)	3,737,290	3,711,596
Magenta Buyer LLC
First Lien Initial Term Loan
10.631% (3 Month SOFR + 5.00%), due 7/27/28 (b)	3,207,440	2,415,202
McAfee Corp.
Tranche Term Loan B1
8.963% (1 Month SOFR + 3.75%), due 3/1/29 (b)	2,937,644	2,835,561
Mitnick Corp. Purchaser, Inc.
Initial Term Loan
9.969% (3 Month SOFR + 4.50%), due 5/2/29 (b)	3,473,750	3,282,694
Precisely Software, Inc.
First Lien Third Incremental Term Loan
9.863% (3 Month LIBOR + 4.25%), due 4/24/28 (b)	2,752,696	2,639,147
Quartz AcquireCo LLC
Term Loan
8.817% (1 Month SOFR + 3.50%), due 6/28/30 (b)	1,250,000	1,246,875
Quest Software U.S. Holdings, Inc.
First Lien Initial Term Loan
9.769% (3 Month SOFR + 4.25%), due 2/1/29 (b)	4,506,925	3,661,877
Sophia LP
First Lien Term Loan B
9.038% (3 Month SOFR + 3.50%), due 10/7/27 (b)	2,830,716	2,813,732
Sovos Compliance LLC
First Lien Initial Term Loan
9.933% (1 Month SOFR + 4.50%), due 8/11/28 (b)	2,939,608	2,852,237
UKG, Inc. (b)
First Lien 2021-2 Incremental Term Loan
8.618% (3 Month SOFR + 3.25%), due 5/4/26	2,105,658	2,092,498

	Principal Amount	Value
Loan Assignments
Software
UKG, Inc. (b)
First Lien Initial Term Loan
9.219% (3 Month SOFR + 3.75%), due 5/4/26	$ 4,886,539	$ 4,870,657
Second Lien 2021 Incremental Term Loan
10.618% (3 Month SOFR + 5.25%), due 5/3/27	1,300,000	1,280,036
		49,147,179
Telecommunications 3.5%
Avaya, Inc.
Initial Term Loan
13.819% (7.00% PIK) (1 Month SOFR + 8.50%), due 8/1/28 (b)(g)	403,504	340,288
Azalea TopCo, Inc. (b)
First Lien Initial Term Loan
8.933% (1 Month SOFR + 3.50%), due 7/24/26	910,136	876,954
First Lien 2022 Incremental Term Loan
9.169% (1 Month SOFR + 3.75%), due 7/24/26	2,962,500	2,846,468
First Lien 2021 Term Loan
9.183% (1 Month SOFR + 3.75%), due 7/24/26	1,960,000	1,884,050
Cablevision Lightpath LLC
Initial Term Loan
8.586% (1 Month SOFR + 3.25%), due 11/30/27 (b)	4,022,221	3,900,300
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
8.819% (1 Month SOFR + 3.50%), due 12/11/26 (b)	7,541,733	7,518,166
CSC Holdings LLC
September 2019 Initial Term Loan
7.836% (1 Month LIBOR + 2.50%), due 4/15/27 (b)	6,445,315	5,619,509
Cyxtera DC Holdings, Inc. (b)
First Lien Initial Term Loan
8.068% (3 Month SOFR + 3.00%), due 5/1/24 (d)(f)	1,413,750	759,891
Initial Term Loan
13.76% (1 Month SOFR + 8.50%), due 12/7/23	2,000,000	1,986,666
Frontier Communications Holdings LLC
Term Loan B
9.183% (1 Month SOFR + 3.75%), due 5/1/28 (b)	5,728,199	5,403,599
Gogo Intermediate Holdings LLC
Initial Term Loan
9.183% (1 Month SOFR + 3.75%), due 4/30/28 (b)	5,449,826	5,441,881
Intelsat Jackson Holdings SA
Term Loan B
9.443% (3 Month SOFR + 4.25%), due 2/1/29 (b)	3,855,855	3,846,215
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
7.183% (1 Month SOFR + 1.75%), due 3/1/27 (b)	1,937,390	1,818,724
Lumen Technologies, Inc.
Term Loan B
7.683% (1 Month SOFR + 2.25%), due 3/15/27 (b)	3,490,661	2,426,736

	Principal Amount	Value
Loan Assignments
Telecommunications
Redstone HoldCo 2 LP
First Lien Initial Term Loan
10.162% (1 Month SOFR + 4.75%), due 4/27/28 (b)	$ 1,525,765	$ 1,161,870
SBA Senior Finance II LLC
Initial Term Loan
7.17% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	6,201,108	6,193,356
Telesat Canada
Term Loan B5
8.183% (1 Month SOFR + 2.75%), due 12/7/26 (b)	2,034,078	1,236,719
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
8.433% (1 Month SOFR + 3.00%), due 3/9/27 (b)	5,075,110	3,857,083
		57,118,475
Utilities 1.8%
Astoria Energy LLC
2020 Advance Term Loan B
8.933% (1 Month SOFR + 3.50%), due 12/10/27 (b)	893,271	889,363
Brookfield WEC Holdings, Inc. (b)
First Lien 2021 Initial Term Loan
8.183% (1 Month SOFR + 2.75%), due 8/1/25	2,247,223	2,242,115
Initial Term Loan
9.069% (1 Month SOFR + 3.75%), due 8/1/25	1,736,875	1,735,670
Calpine Corp.
2019 Term Loan
7.433% (1 Month LIBOR + 2.00%), due 4/5/26 (b)	2,016,000	2,013,270
Compass Power Generation LLC
Tranche Term Loan B2
9.683% (1 Month SOFR + 4.25%), due 4/14/29 (b)	1,847,563	1,842,560
Constellation Renewables LLC
Term Loan
8.025% (3 Month SOFR + 2.50%), due 12/15/27 (b)	2,348,856	2,334,175
Edgewater Generation LLC
Term Loan
9.183% (1 Month SOFR + 3.75%), due 12/13/25 (b)	4,591,135	4,301,894
Granite Generation LLC
Term Loan
9.183% (1 Month SOFR + 3.75%), due 11/9/26 (b)	5,949,404	5,870,080
Hamilton Projects Acquiror LLC
Term Loan
9.933% (1 Month SOFR + 4.50%), due 6/17/27 (b)	2,108,113	2,085,978
PG&E Corp.
Term Loan
8.433% (1 Month SOFR + 3.00%), due 6/23/25 (b)	3,152,500	3,140,678
Vistra Operations Co. LLC
2018 Incremental Term Loan
7.183% (1 Month SOFR + 1.75%), due 12/31/25 (b)	2,865,490	2,861,909
		29,317,692

	Principal Amount	Value
Loan Assignments
Water 0.4%
Osmosis Buyer Ltd.
2022 Refinanciang Term Loan B
8.944% (1 Month SOFR + 3.75%), due 7/31/28 (b)	$ 6,522,447	$ 6,424,610
Total Loan Assignments (Cost $1,497,983,494)		1,455,132,969
Total Long-Term Bonds (Cost $1,630,205,086)		1,583,273,896

	Shares
Affiliated Investment Company 0.4%
Fixed Income Fund 0.4%
MainStay MacKay High Yield Corporate Bond Fund Class I	1,299,065	6,562,747
Total Affiliated Investment Company (Cost $7,365,700)		6,562,747
Common Stocks 0.0% ‡
Automobile Components 0.0% ‡
Millennium Corporate Trust (d)(e)(i)	4,973	—
Millennium Lender Trust (d)(e)(i)	5,298	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (d)(e)(i)	40,688	488,256
Health Care Equipment & Supplies 0.0% ‡
Carestream Equity (d)(e)(i)	5,387	30,706
Household Durables 0.0% ‡
SSB Equipment Co., Inc. (e)(i)	1,277	—
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (d)(e)(i)	175,418	—
Machinery 0.0% ‡
Ameriforge Group, Inc. (d)(e)(i)	60,753	84,447
Specialty Retail 0.0% ‡
Serta Simmons Bedding, Inc. (e)(i)	1,277	17,878
Total Common Stocks (Cost $2,834,862)		621,287

	Number of Rights	Value
Rights 0.0% ‡
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Corp.
Expires 12/31/46 (d)(e)(i)	107,130	$ 144,626
Total Rights (Cost $87,847)		144,626

	Number of Warrants
Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(e)(i)(j)	26	0
Total Warrants (Cost $0)		0

	Principal Amount
Short-Term Investments 2.8%
U.S. Treasury Debt 2.8%
U.S. Treasury Bills
(zero coupon), due 8/8/23	$ 12,311,000	12,298,472
5.151%, due 8/10/23 (k)	7,600,000	7,589,994
5.157%, due 8/15/23 (k)	8,328,000	8,310,928
5.201%, due 8/17/23 (k)	7,087,000	7,070,487
5.248%, due 8/22/23 (k)	11,135,000	11,100,875
Total Short-Term Investments (Cost $46,372,091)		46,370,756
Total Investments (Cost $1,686,865,586)	99.4%	1,636,973,312
Other Assets, Less Liabilities	0.6	9,720,324
Net Assets	100.0%	$ 1,646,693,636

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2023.
(c)	Delayed delivery security.
(d)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $19,217,011, which represented 1.2% of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Issue in default.
(g)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.

(h)	Issue in non-accrual status.
(i)	Non-income producing security.
(j)	Less than $1.
(k)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$ 6,342	$ —	$ —	$ —	$ 221	$ 6,563	$ 274	$ —	1,299
Abbreviation(s):
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 71,523,790	$ —	$ 71,523,790
Corporate Bonds	—	56,617,137	—	56,617,137
Loan Assignments	—	1,451,171,667	3,961,302	1,455,132,969
Total Long-Term Bonds	—	1,579,312,594	3,961,302	1,583,273,896
Affiliated Investment Company
Fixed Income Fund	6,562,747	—	—	6,562,747
Common Stocks	—	—	621,287	621,287
Rights	—	—	144,626	144,626
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	46,370,756	—	46,370,756
Total Investments in Securities	$ 6,562,747	$ 1,625,683,350	$ 4,727,215	$ 1,636,973,312

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.

MainStay Growth Allocation Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.4%
Equity Funds 76.8%
IQ 500 International ETF (a)	834,012	$ 26,996,802
IQ Candriam ESG International Equity ETF (a)	964,361	26,944,536
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	1,317,839	52,630,141
IQ Candriam ESG US Mid Cap Equity ETF (a)	593,869	17,496,568
IQ Chaikin U.S. Large Cap ETF (a)	1,384,502	47,064,484
IQ Chaikin U.S. Small Cap ETF (a)	1,075,682	36,792,842
IQ FTSE International Equity Currency Neutral ETF	671,023	16,440,063
IQ Winslow Large Cap Growth ETF (a)	169,801	5,604,027
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	3,021,457	29,022,305
MainStay Epoch Capital Growth Fund Class I	224,369	2,981,389
MainStay Epoch International Choice Fund Class I (a)	532,457	21,135,940
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,375,652	47,653,688
MainStay MacKay International Equity Fund Class R6 (a)	1,323,491	21,175,323
MainStay S&P 500 Index Fund Class I	239,224	12,900,801
MainStay Winslow Large Cap Growth Fund Class R6	4,778,959	51,672,969
MainStay WMC Enduring Capital Fund Class R6 (a)	1,418,394	46,697,659
MainStay WMC Growth Fund Class R6 (a)	1,386,337	55,104,950
MainStay WMC International Research Equity Fund Class I (a)	2,866,779	21,422,868
MainStay WMC Small Companies Fund Class I (a)	1,689,599	38,668,830
MainStay WMC Value Fund Class R6 (a)	1,527,407	47,027,041
Total Equity Funds (Cost $504,494,627)		625,433,226
Fixed Income Funds 12.6%
IQ MacKay ESG Core Plus Bond ETF	568,701	11,834,668
IQ Mackay ESG High Income ETF (a)	396,284	10,324,426
MainStay Floating Rate Fund Class R6 (a)	2,686,545	23,657,180
MainStay MacKay High Yield Corporate Bond Fund Class R6	2,054,194	10,345,743
MainStay MacKay Short Duration High Yield Fund Class I	2,037,409	18,987,225
MainStay MacKay Total Return Bond Fund Class R6	1,343,523	11,921,613
MainStay Short Term Bond Fund Class I (a)	1,742,005	15,749,989
Total Fixed Income Funds (Cost $101,807,017)		102,820,844
Total Affiliated Investment Companies (Cost $606,301,644)		728,254,070
Short-Term Investment 10.5%
Affiliated Investment Company 10.5%
MainStay U.S. Government Liquidity Fund, 5.075% (a)(b)	85,773,048	85,773,048
Total Short-Term Investment (Cost $85,773,048)	10.5%	85,773,048
Total Investments (Cost $692,074,692)	99.9%	814,027,118
Other Assets, Less Liabilities	0.1	819,299
Net Assets	100.0%	$ 814,846,417

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2023, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 24,570	$ 1,306	$ (4,605)	$ 211	$ 5,515	$ 26,997	$ 940	$ —	834
IQ Candriam ESG International Equity ETF	24,441	1,246	(4,450)	(653)	6,361	26,945	654	—	964
IQ Candriam ESG U.S. Large Cap Equity ETF	48,849	1,943	(8,264)	593	9,509	52,630	542	—	1,318
IQ Candriam ESG US Mid Cap Equity ETF	—	16,785	—	—	712	17,497	2	—	594
IQ Chaikin U.S. Large Cap ETF	44,996	413	(2,320)	252	3,723	47,064	533	—	1,385
IQ Chaikin U.S. Small Cap ETF	42,744	6,237	(13,991)	952	851	36,793	507	—	1,076
IQ FTSE International Equity Currency Neutral ETF	14,911	384	(1,737)	182	2,700	16,440	270	281	671
IQ MacKay ESG Core Plus Bond ETF	12,493	1,200	(2,195)	(207)	544	11,835	386	—	569
IQ Mackay ESG High Income ETF	—	10,205	—	—	119	10,324	107	—	396
IQ Winslow Large Cap Growth ETF	2,679	1,694	—	—	1,231	5,604	2	—	170
MainStay Candriam Emerging Markets Equity Fund Class R6	24,289	2,056	(1,329)	(475)	4,481	29,022	298	—	3,021
MainStay Epoch Capital Growth Fund Class I	2,643	38	(362)	(58)	720	2,981	12	27	224
MainStay Epoch International Choice Fund Class I	19,587	842	(4,203)	760	4,150	21,136	263	—	532
MainStay Epoch U.S. Equity Yield Fund Class R6	46,071	3,391	(4,397)	(89)	2,678	47,654	827	685	2,376
MainStay Floating Rate Fund Class R6	36,031	5,396	(18,691)	(926)	1,847	23,657	2,002	—	2,687
MainStay MacKay High Yield Corporate Bond Fund Class R6	15,292	6,199	(11,730)	(760)	1,345	10,346	726	—	2,054
MainStay MacKay International Equity Fund Class R6	18,824	1,424	(1,750)	(469)	3,146	21,175	111	—	1,323
MainStay MacKay Short Duration High Yield Fund Class I	17,427	2,728	(1,625)	(69)	526	18,987	791	—	2,037
MainStay MacKay Total Return Bond Fund Class R6	12,539	1,383	(2,445)	(403)	848	11,922	386	—	1,344
MainStay S&P 500 Index Fund Class I	11,250	1,325	(797)	14	1,108	12,900	158	904	239
MainStay Short Term Bond Fund Class I	—	15,892	—	—	(142)	15,750	193	—	1,742
MainStay U.S. Government Liquidity Fund	81,000	78,294	(73,521)	—	—	85,773	2,596	—	85,773
MainStay Winslow Large Cap Growth Fund Class R6	45,738	5,271	(6,651)	(955)	8,270	51,673	107	5,114	4,779
MainStay WMC Enduring Capital Fund Class R6	43,829	3,257	(4,313)	(328)	4,253	46,698	260	1,604	1,418
MainStay WMC Growth Fund Class R6	47,923	3,235	(8,748)	(4,345)	17,040	55,105	—	—	1,386
MainStay WMC International Research Equity Fund Class I	19,198	818	(3,242)	(16)	4,665	21,423	410	—	2,867
MainStay WMC Small Companies Fund Class I	42,955	8,743	(13,835)	(1,716)	2,522	38,669	941	—	1,690
MainStay WMC Value Fund Class R6	45,228	3,713	(2,930)	(43)	1,059	47,027	757	1,713	1,527
	$745,507	$185,418	$(198,131)	$(8,548)	$89,781	$814,027	$14,781	$10,328

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/4/23	Daily	(10,363)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/4/23	Daily	(5,120)	—
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	7,725	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.28%	12/4/23	Daily	22,804	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(12,173)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.54%	12/4/23	Daily	(4,072)	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	23,874	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.02%	6/20/24	Daily	(4,346)	—
JPMorgan Chase Bank NA	Materials Select Sector SPDR Fund	1 day FEDF plus 0.18%	2/5/24	Daily	8,159	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(12,195)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF minus 0.15%	4/9/24 - 5/7/24	Daily	(36,442)	—
JPMorgan Chase Bank NA	S&P 500 Equal Weight	1 day FEDF plus 0.30% - 0.51%	5/7/24	Daily	32,642	—
Citibank NA	S&P 500 Financials Index	1 day FEDF plus 0.09%	12/4/23	Daily	(3,463)	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	7,809	—
Citibank NA	S&P 500 Industrial Sector	1 day FEDF plus 0.07%	12/4/23	Daily	(2,992)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(35,580)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	41,762	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.31%	12/4/23	Daily	25,195	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/4/23	Daily	6,528	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/4/23	Daily	3,284	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(7,730)	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of July 31, 2023.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(2,748)	(364,840)	—	3.52
Apollo Commercial Real Estate Finance, Inc.	(575)	(76,336)	—	0.74
Atlantica Sustainable Infrastructure plc	(413)	(54,805)	—	0.53
Brandywine Realty Trust	(592)	(78,628)	—	0.76
Carnival Corp.	(11,031)	(1,464,603)	—	14.13
Chart Industries, Inc.	(4,042)	(536,689)	—	5.18
Coherent Corp.	(1,717)	(227,918)	—	2.20
CommScope Holding Co, Inc.	(302)	(40,138)	—	0.39
Crane NXT Co	(2,250)	(298,716)	—	2.88
Cushman & Wakefield plc	(672)	(89,253)	—	0.86
Delta Air Lines, Inc.	(7,881)	(1,046,320)	—	10.10
Designer Brands, Inc.	(547)	(72,589)	—	0.70
DigitalBridge Group, Inc.	(888)	(117,847)	—	1.14
Elanco Animal Health, Inc.	(3,008)	(399,437)	—	3.86
Entegris, Inc.	(4,340)	(576,179)	—	5.56
Fidelity National Information Services, Inc.	(6,399)	(849,569)	—	8.20
Hanesbrands, Inc.	(1,790)	(237,681)	—	2.29
JetBlue Airways Corp.	(1,551)	(205,974)	—	1.99
Lumen Technologies, Inc.	(1,895)	(251,591)	—	2.43
MKS Instruments, Inc.	(1,707)	(226,666)	—	2.19
Oatly Group AB	(204)	(27,090)	—	0.26
Opendoor Technologies, Inc.	(2,875)	(381,721)	—	3.68
Par Pacific Holdings, Inc.	(784)	(104,080)	—	1.00
PureCycle Technologies, Inc.	(861)	(114,312)	—	1.10
Scorpio Tankers, Inc.	(1,546)	(205,253)	—	1.98
Topgolf Callaway Brands Corp.	(884)	(117,429)	—	1.13

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Uber Technologies, Inc.	(9,343)	(1,240,473)	—	11.97
United Airlines Holdings, Inc.	(7,204)	(956,429)	—	9.23

1.	As of July 31, 2023, cash in the amount $1,000,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2023.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 625,433,226	$ —	$ —	$ 625,433,226
Fixed Income Funds	102,820,844	—	—	102,820,844
Total Affiliated Investment Companies	728,254,070	—	—	728,254,070
Short-Term Investment
Affiliated Investment Company	85,773,048	—	—	85,773,048
Total Investments in Securities	$ 814,027,118	$ —	$ —	$ 814,027,118

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay MacKay California Tax Free Opportunities Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.2%
Long-Term Municipal Bonds 98.7%
Certificate of Participation/Lease 2.3%
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/52	$ 6,380,000	$ 6,809,179
Hayward Unified School District, Certificate of Participation
5.25%, due 8/1/47	6,900,000	7,175,733
Oxnard School District, Property Acquisition and Improvement Project, Certificate of Participation
Insured: BAM
5.00%, due 8/1/45 (a)	975,000	1,017,061
Santa Clara Valley Water District, Certificate of Participation
Series D
4.25%, due 12/1/24	10,000,000	9,866,475
		24,868,448
Education 6.3%
California Educational Facilities Authority, Loyola Marymount University, Green Bond, Revenue Bonds
Series B
5.00%, due 10/1/31	525,000	576,372
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/45	600,000	553,937
Series B
4.00%, due 11/1/55	915,000	799,487
Series B
5.00%, due 11/1/44	350,000	361,048
Series B
5.00%, due 11/1/49	500,000	512,782
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds (b)
Series A-1
5.00%, due 1/1/55	2,540,000	2,020,966
Series A-1
5.00%, due 1/1/56	840,000	666,718
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (b)
Series A
5.00%, due 5/1/36	1,275,000	1,267,778
Series A
5.00%, due 5/1/46	1,325,000	1,265,969
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds (b)
Series A
5.00%, due 7/1/36	1,300,000	1,300,292
Series A
5.00%, due 7/1/46	795,000	738,650
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (b)	1,380,000	1,230,655
California Municipal Finance Authority, Creative Center Los Altos Project (The), Revenue Bonds (b)
Series B
4.00%, due 11/1/36	400,000	345,069

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California Municipal Finance Authority, Creative Center Los Altos Project (The), Revenue Bonds (b)
Series B
4.50%, due 11/1/46	$ 1,600,000	$ 1,323,740
California Municipal Finance Authority, National University, Revenue Bonds
Series A
5.00%, due 4/1/31	1,000,000	1,098,395
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/38	845,000	862,230
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series A
5.00%, due 10/1/44	3,065,000	3,249,745
Series A
5.00%, due 10/1/49	4,440,000	4,678,484
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (b)	1,000,000	1,058,210
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (b)
5.00%, due 8/1/27	475,000	482,945
5.00%, due 8/1/28	650,000	661,480
5.00%, due 8/1/36	550,000	555,827
5.00%, due 8/1/41	700,000	702,476
5.00%, due 8/1/46	900,000	900,175
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/37 (b)	1,485,000	1,508,099
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds (b)
Series A
4.25%, due 7/1/28	1,240,000	1,223,795
Series A
5.00%, due 7/1/46	750,000	724,175
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (b)
Series A
5.00%, due 7/1/37	500,000	482,007
Series A
5.00%, due 7/1/49	500,000	457,933
California School Finance Authority, Kipp Social Public Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/34 (b)	600,000	607,606
California School Finance Authority, Partnerships to Uplift Communities, Revenue Bonds
5.50%, due 8/1/47 (b)	525,000	525,399
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (b)	1,790,000	1,327,720
California State University, Systemwide, Revenue Bonds
Series A
4.00%, due 11/1/38	2,865,000	2,877,022
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.875%, due 11/1/43	1,000,000	1,001,509

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A
5.00%, due 9/1/36	$ 545,000	$ 572,019
Poway Unified School District, Community Facilities District No. 15, Special Tax
Insured: BAM
5.25%, due 9/1/52	1,750,000	1,875,537
University of California, Revenue Bonds
Series BE
4.00%, due 5/15/47	14,500,000	14,390,528
Series AV
5.25%, due 5/15/42	5,000,000	5,377,474
Series BN
5.50%, due 5/15/40	5,700,000	6,919,773
		67,084,026
General 4.1%
Cathedral City Redevelopment Agency Successor Agency, Merged Redevelopment Project Area, Tax Allocation
Series A
5.00%, due 8/1/23	1,235,000	1,235,000
Series A, Insured: AGM
5.00%, due 8/1/26	1,000,000	1,016,562
Series A, Insured: AGM
5.00%, due 8/1/34	1,000,000	1,015,676
City of Irvine, Community Facilities District No. 2013-3, Special Tax
5.00%, due 9/1/49	1,385,000	1,392,944
City of Irvine, Community Facilities District No. 2013-3 Improvement Area No. 1, Special Tax (c)
Insured: BAM
4.00%, due 9/1/58	5,500,000	5,318,171
Insured: BAM
5.25%, due 9/1/53	3,000,000	3,355,393
City of Palm Desert, University Park, Special Tax
3.00%, due 9/1/31	315,000	290,516
4.00%, due 9/1/41	450,000	410,770
City of Rocklin, Community Facilities District No. 10, Special Tax
5.00%, due 9/1/39	1,125,000	1,141,223
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Insured: BAM
5.25%, due 9/1/40	4,000,000	4,328,623
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
4.00%, due 9/1/44	400,000	362,299
Corona Community Facilities District, Community Facilities District No. 2018-2, Special Tax
Series A
4.625%, due 9/1/37	600,000	604,737
Series A
5.00%, due 9/1/42	800,000	811,100
Irvine Facilities Financing Authority, Community Facilities District No. 2013-3, Special Tax
Series A, Insured: BAM
5.25%, due 9/1/53	12,000,000	13,466,459

	Principal Amount	Value
Long-Term Municipal Bonds
General
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/36	$ 1,645,000	$ 1,787,095
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax
Series A-1, Insured: AGM
5.00%, due 9/1/42	1,500,000	1,651,770
Series A-1, Insured: AGM
5.25%, due 9/1/52	1,000,000	1,099,737
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
4.00%, due 10/1/47	3,700,000	3,677,978
South Orange County Public Financing Authority, Special Tax, Senior Lien
Series A
5.00%, due 8/15/32	775,000	775,476
		43,741,529
General Obligation 30.5%
Alvord Unified School District, Election 2012, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/37	825,000	825,000
Brawley Union High School District, Election 2018, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/44	1,280,000	1,337,156
Cabrillo Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: AGM-CR
5.00%, due 8/1/50	3,150,000	3,327,301
Central Union High School District, Election of 2016, Unlimited General Obligation
5.25%, due 8/1/46	2,000,000	2,094,731
Ceres Unified School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/37	500,000	289,541
City of Berkeley, Unlimited General Obligation
2.00%, due 9/1/39	1,560,000	1,149,526
2.00%, due 9/1/40	1,590,000	1,148,629
Clovis Unified School District, Unlimited General Obligation
Series B
5.25%, due 8/1/41	1,100,000	1,219,132
Series B
5.25%, due 8/1/42	1,000,000	1,104,575
Coalinga-Huron Joint Unified School District, Election of 2016, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/48	3,250,000	3,402,241
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	10,000,000	9,510,973
Series A-1
4.00%, due 7/1/35	3,350,000	3,103,099
Series A-1
5.375%, due 7/1/25	2,000,873	2,047,668

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
5.625%, due 7/1/27	$ 8,000,000	$ 8,416,030
Series A-1
5.75%, due 7/1/31	1,800,000	1,965,365
Cuyama Joint Unified School District, Election of 2016, Unlimited General Obligation
Series B, Insured: AGM
5.25%, due 8/1/48	500,000	527,056
Denair Unified School District, Election of 2007, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	4,260,000	1,888,588
Desert Community College District, Unlimited General Obligation
Series A-1
4.00%, due 8/1/51	2,000,000	1,966,255
El Rancho Unified School District, Election of 2016, Unlimited General Obligation
Series A, Insured: BAM
5.25%, due 8/1/46	2,745,000	2,886,167
El Segundo Unified School District, Election of 2018, Unlimited General Obligation
Series C
4.00%, due 8/1/50	500,000	492,344
Elk Grove Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	3,740,000	2,695,655
Etiwanda School District, Unlimited General Obligation
Series C
5.25%, due 8/1/52	5,675,000	6,302,854
Fort Bragg Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/52	1,000,000	1,091,565
Fremont Union High School District, Unlimited General Obligation
Series B
5.00%, due 8/1/32	3,260,000	3,573,805
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	4,500,000	3,532,926
Hartnell Community College District, Unlimited General Obligation
Series A
(zero coupon), due 8/1/37	2,500,000	1,398,565
Healdsburg Unified School District, Unlimited General Obligation
Series A
4.60%, due 8/1/37	4,405,000	4,592,405
Holtville Unified School District, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/44	1,240,000	1,319,345
Inglewood Unified School District, Election of 2012, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/35	800,000	851,720

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/51	$ 2,750,000	$ 2,730,769
Jurupa Unified School District, Unlimited General Obligation
Series B
5.00%, due 8/1/37	1,000,000	1,068,919
Jurupa Unified School District, Election 2014, Unlimited General Obligation
Series C
5.25%, due 8/1/43	2,000,000	2,177,548
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C
3.00%, due 8/1/46	5,000,000	3,913,948
Series C, Insured: BAM
3.00%, due 8/1/46	5,500,000	4,343,733
Series D
5.25%, due 8/1/33	1,000,000	1,214,511
Series D
5.25%, due 8/1/34	700,000	848,090
Series D
5.25%, due 8/1/38	2,000,000	2,346,469
Series D
5.25%, due 8/1/39	1,400,000	1,633,975
Series D
5.25%, due 8/1/40	2,200,000	2,551,260
Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation
Series C
5.75%, due 11/1/34	650,000	654,070
Lemoore Union High School District, Election 2016, Unlimited General Obligation
Series A
5.50%, due 8/1/42	560,000	604,714
Long Beach Community College District, Unlimited General Obligation
Series C
4.00%, due 8/1/49	3,000,000	2,944,323
Los Angeles Community College District, Election of 2008, Unlimited General Obligation
Series I
4.00%, due 8/1/34	4,000,000	4,129,162
Los Angeles Community College District, Election of 2022, Unlimited General Obligation
Series A-2
5.50%, due 8/1/24	3,000,000	2,998,393
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/25	1,250,000	1,299,614
Series A
5.00%, due 7/1/32	1,500,000	1,737,180
Series A
5.00%, due 7/1/33	1,000,000	1,153,407
Series B-1
5.25%, due 7/1/42	4,000,000	4,331,666

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Los Angeles Unified School District, Unlimited General Obligation
Series QRR
5.25%, due 7/1/47	$ 7,500,000	$ 8,464,735
Los Banos Unified School District, Election of 2018, Unlimited General Obligation
5.25%, due 8/1/49	2,500,000	2,810,935
Marysville Joint Unified School District, Election 2008, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/35	1,500,000	925,571
Insured: AGM
(zero coupon), due 8/1/36	2,000,000	1,169,142
Insured: AGM
(zero coupon), due 8/1/37	2,000,000	1,111,066
Montebello Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/47	1,500,000	1,659,797
Mount Diablo Unified School District, Unlimited General Obligation
Series B
4.00%, due 8/1/29	1,000,000	1,069,189
Mount San Jacinto Community College District, Election 2014, Unlimited General Obligation
Series B
4.00%, due 8/1/38	1,985,000	2,019,632
Needles Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/45	1,250,000	1,047,121
North Orange County Community College District, Election of 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/47	4,750,000	4,703,246
Norwalk-La Mirada Unified School District, Election of 2014, Unlimited General Obligation
Series E
3.00%, due 8/1/46	1,600,000	1,268,141
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	3,040,000	2,386,688
Ontario Montclair School District, Election of 2016, Unlimited General Obligation
Series A
5.00%, due 8/1/46	7,765,000	8,160,589
Series C
5.25%, due 8/1/52	3,125,000	3,502,442
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series B
(zero coupon), due 8/1/39	2,000,000	2,232,051
Series D
5.25%, due 8/1/45	3,500,000	3,718,305
Peralta Community College District, Unlimited General Obligation
Series D, Insured: AGM-CR
4.00%, due 8/1/39	1,250,000	1,251,028

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Ravenswood City School District, Election 2018, Unlimited General Obligation
Insured: AGM
5.25%, due 8/1/45	$ 3,500,000	$ 3,881,346
Redwood City School District, Election 2015, Unlimited General Obligation
5.25%, due 8/1/44	2,000,000	2,180,262
Rio Hondo Community College District, Election 2004, Unlimited General Obligation
Series C
(zero coupon), due 8/1/42	2,000,000	2,380,833
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/52	4,500,000	4,978,562
Salinas Union High School District, Unlimited General Obligation
Series A
4.00%, due 8/1/47	4,300,000	4,277,218
San Bernardino City Unified School District, Election of 2012, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 8/1/34	655,000	682,697
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41	4,360,000	4,020,259
Series I
4.00%, due 7/1/34	1,000,000	1,041,435
Series B-4
5.00%, due 7/1/40	2,690,000	3,075,346
San Diego Unified School District, Election of 2018, Unlimited General Obligation
Series F-2
5.00%, due 7/1/40	3,020,000	3,415,050
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series D-1
5.25%, due 8/1/47	6,750,000	7,593,502
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series C-1
4.997%, due 9/1/25	1,250,000	1,250,874
Series C
5.00%, due 9/1/39	3,000,000	3,413,296
Series C
5.00%, due 9/1/40	2,575,000	2,915,095
San Juan Unified School District, Election 2016, Unlimited General Obligation
5.00%, due 8/1/36	1,500,000	1,686,093
5.00%, due 8/1/38	1,800,000	1,990,367
San Juan Unified School District, Election of 2012, Unlimited General Obligation
Series N
4.00%, due 8/1/31	1,975,000	2,036,927
San Leandro Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: BAM
5.25%, due 8/1/42	1,000,000	1,065,556

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
San Luis Obispo County Community College District, Unlimited General Obligation
Series B
4.00%, due 8/1/43	$ 2,250,000	$ 2,253,766
San Mateo Foster City School District, Unlimited General Obligation
Series B
5.00%, due 8/1/40	1,000,000	1,138,571
Series B
5.00%, due 8/1/41	1,150,000	1,302,839
San Rafael City Elementary School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	1,250,000	1,363,862
San Rafael City High School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	4,250,000	4,683,825
San Ysidro School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/47	3,000,000	845,212
Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 8/1/36	1,000,000	1,303,052
Santa Clarita Community College District, Election of 2016, Unlimited General Obligation
5.25%, due 8/1/48	2,000,000	2,235,777
Santa Monica Community College District, Election of 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/45	8,750,000	8,696,762
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series B
5.00%, due 8/1/42	1,375,000	1,452,414
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 9/1/34	3,500,000	3,595,799
4.00%, due 3/1/36	3,395,000	3,547,892
4.00%, due 10/1/36	4,150,000	4,340,824
4.00%, due 11/1/36	2,500,000	2,608,970
4.00%, due 10/1/37	4,000,000	4,152,690
4.00%, due 10/1/37	4,445,000	4,614,677
4.00%, due 11/1/38	4,775,000	4,927,764
4.00%, due 10/1/39	3,500,000	3,565,060
4.00%, due 3/1/40	5,000,000	5,112,597
4.00%, due 9/1/42	6,250,000	6,368,215
4.00%, due 4/1/49	1,895,000	1,897,596
5.00%, due 11/1/28	5,000,000	5,562,697
5.00%, due 4/1/30	1,780,000	2,046,288
5.00%, due 11/1/30	4,500,000	5,217,148
5.00%, due 9/1/32	1,840,000	2,164,699
5.00%, due 10/1/33	1,000,000	1,012,172
5.00%, due 9/1/42	3,550,000	4,002,569
5.25%, due 9/1/47	4,000,000	4,555,555

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Sunnyvale School District, Unlimited General Obligation
Series B
5.00%, due 9/1/48	$ 2,820,000	$ 3,090,930
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/44	1,000,000	1,049,076
Ukiah Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/53	2,500,000	2,778,948
Val Verde Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 8/1/51	1,000,000	986,401
Vista Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 8/1/48	1,385,000	1,546,029
West Contra Costa Unified School District, Unlimited General Obligation
Series A-1, Insured: AGM
3.00%, due 8/1/51	2,230,000	1,678,313
West Valley-Mission Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/44	1,920,000	1,917,346
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/48	5,000,000	895,250
		324,637,949
Hospital 3.1%
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/42	500,000	506,564
Series A
5.00%, due 8/15/47	1,000,000	1,003,072
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford, Revenue Bonds
Series A
5.00%, due 11/15/56	1,000,000	1,027,054
California Health Facilities Financing Authority, Stanford Health Care Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/36	3,000,000	3,228,465
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds
Series A
5.00%, due 2/1/27	1,100,000	1,144,918
Series A
5.00%, due 2/1/37	1,000,000	1,034,127
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/39 (b)	1,000,000	994,807

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	$ 6,925,000	$ 6,774,293
Series A
5.00%, due 7/15/46	1,515,000	1,648,302
California Statewide Communities Development Authority, Enloe Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/15/42	1,000,000	1,057,383
Series A, Insured: AGM
5.25%, due 8/15/52	3,000,000	3,193,580
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
5.00%, due 1/1/48	2,250,000	2,297,410
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series P
5.00%, due 5/15/47	7,400,000	8,066,539
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	1,380,000	1,295,196
		33,271,710
Housing 1.8%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/27	280,000	290,724
5.00%, due 5/1/28	250,000	262,461
5.00%, due 5/1/29	1,470,000	1,544,575
California Enterprise Development Authority, Provident Group-SDSU Properties LLC M@College Project, Revenue Bonds, First Tier
Series A
5.00%, due 8/1/55	1,000,000	1,007,093
California Municipal Finance Authority, Mobile Home Park Caritas Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 8/15/42	1,540,000	1,423,794
California Municipal Finance Authority, P3 Claremont Holdings LLC, Claremont Colleges Project, Revenue Bonds
Series A
5.00%, due 7/1/40 (b)	1,000,000	943,253
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds
Series A
4.00%, due 11/15/37	1,320,000	1,276,209
California School Finance Authority, Sonoma County Junior College Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (b)	2,000,000	1,759,863
California Statewide Communities Development Authority, CHF-Irvine LLC, Student Housing, Revenue Bonds
5.00%, due 5/15/40	1,000,000	1,016,030
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	3,500,000	3,533,367
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC Project, Revenue Bonds
Series A
5.75%, due 1/15/45 (b)	400,000	396,580

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 7/1/45	$ 3,250,000	$ 2,806,752
Series A
5.00%, due 7/1/61	4,000,000	3,238,473
		19,499,174
Other Revenue 24.2%
Alameda County Transportation Commission, Measure BB, Revenue Bonds, Senior Lien
5.00%, due 3/1/45	2,500,000	2,795,065
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (d)
Series A
4.00%, due 10/1/52	4,500,000	4,489,627
Series A-1
4.00%, due 5/1/53	6,905,000	6,889,390
Series B-1
5.00%, due 7/1/53	7,375,000	7,740,572
Series A-1
5.00%, due 12/1/53	5,500,000	5,741,711
Series C
5.25%, due 1/1/54	12,325,000	12,880,954
California Community Choice Financing Authority, Clean Energy Project, Green Bond, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (d)	11,565,000	11,504,391
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (b)	6,285,000	5,184,651
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (b)	2,700,000	1,789,681
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (b)	500,000	331,629
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/47	1,275,000	1,183,965
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	300,000	307,930
Series A
4.00%, due 6/1/36	300,000	303,207
Series A
4.00%, due 6/1/37	275,000	275,477
Series A
4.00%, due 6/1/38	275,000	273,163
Series A
4.00%, due 6/1/39	350,000	345,938

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/49	$ 2,500,000	$ 2,319,112
California Health Facilities Financing Authority, Lundquist Institute For Biomedical Innovation, Revenue Bonds
5.00%, due 9/1/30	1,300,000	1,372,905
5.00%, due 9/1/31	1,365,000	1,439,906
5.00%, due 9/1/32	1,435,000	1,509,262
5.00%, due 9/1/34	1,590,000	1,673,749
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund, Revenue Bonds
Series A
5.00%, due 10/1/47	5,000,000	5,527,816
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Natural History Foundation, Revenue Bonds
3.00%, due 7/1/50	8,735,000	6,460,556
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	2,085,000	2,250,722
California Municipal Finance Authority, Rancho Colus LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 8/1/26 (d)	3,360,000	3,426,985
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (e)	9,000,000	8,933,964
California State Public Works Board, Revenue Bonds
Series C
5.00%, due 8/1/30	1,080,000	1,247,360
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series C
5.00%, due 11/1/44	3,735,000	4,059,893
California Statewide Communities Development Authority, A Community of Seniors, Redwoods Project, Revenue Bonds
Series A, Insured: California Mortgage Insurance
5.375%, due 11/15/44	535,000	538,472
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (b)	500,000	502,041
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	1,500,000	270,356
City of Victorville, Electric, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,228,088
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (b)	1,000,000	646,665
County of Riverside, Revenue Notes
5.00%, due 6/28/24	3,500,000	3,555,813
CSCDA Community Improvement Authority, 1818 Platinum Triangle-Anaheim, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 4/1/57 (b)	4,000,000	2,761,412

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
CSCDA Community Improvement Authority, Acacia on Santa Rosa Creek, Revenue Bonds, Senior Lien
Series A
4.00%, due 10/1/56 (b)	$ 2,000,000	$ 1,646,952
CSCDA Community Improvement Authority, City of Orange Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 3/1/57 (b)	4,800,000	3,181,988
CSCDA Community Improvement Authority, Dublin, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 2/1/57 (b)	1,250,000	826,116
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (b)	7,000,000	5,204,142
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-1
2.65%, due 12/1/46 (b)	1,235,000	944,469
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (b)	4,500,000	2,958,880
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	995,770
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	32,080,000	3,456,899
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series A-1
5.00%, due 6/1/51	7,165,000	7,466,622
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series A
5.625%, due 6/1/47	1,025,000	999,378
Imperial Irrigation District Electric System, Revenue Bonds
Series C
5.00%, due 11/1/37	1,000,000	1,046,128
Indio Finance Authority, Revenue Bonds
Series A, Insured: BAM
4.50%, due 11/1/52	2,000,000	2,056,176
Series A, Insured: BAM
5.25%, due 11/1/42	1,500,000	1,671,998
Livermore Valley Water Financing Authority, Alameda County Flood Control & Water Conservation District Zone No. 7, Revenue Bonds
Series A
5.00%, due 7/1/47	3,945,000	4,197,506
Lodi Public Financing Authority, Electric System, Revenue Bonds
Insured: AGM
5.00%, due 9/1/32	1,650,000	1,811,937
Los Angeles County Facilities, Inc., County of Los Angeles, Revenue Bonds
Series A
5.00%, due 12/1/38	1,910,000	2,069,849

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds
Series A
4.00%, due 6/1/36	$ 3,000,000	$ 3,200,058
Series A
4.00%, due 6/1/38	6,245,000	6,559,584
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B
5.00%, due 7/1/43	1,045,000	1,049,696
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	3,140,000	3,181,267
Series A
5.00%, due 10/1/32	3,140,000	3,162,750
Series A
5.00%, due 10/1/39	10,915,000	10,914,257
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.25%, due 10/1/43	3,305,000	3,755,741
Series A
5.25%, due 10/1/48	3,300,000	3,712,678
Montclair Financing Authority, Public Facilities Project, Revenue Bonds
Insured: AGM
5.00%, due 10/1/32	1,000,000	1,018,177
Orange County Local Transportation Authority, Sales Tax, Revenue Bonds
4.00%, due 2/15/38	10,000,000	10,191,374
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	4,750,000	5,225,696
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	5,360,000	1,535,627
Series A-2
4.329%, due 7/1/40	7,525,000	7,102,355
Series A-1
4.50%, due 7/1/34	1,500,000	1,491,001
Series A-2B
4.55%, due 7/1/40	1,871,000	1,813,373
Series A-2
4.784%, due 7/1/58	4,707,000	4,443,484
Series A-1
5.00%, due 7/1/58	2,991,078	2,918,585
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	5,000,000	5,144,821
San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds
Series C, Insured: NATL-RE
5.50%, due 6/1/37	950,000	969,402

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
San Joaquin County Transportation Authority, Sales Tax Revenue, Revenue Bonds
Series K
5.00%, due 3/1/37	$ 1,705,000	$ 1,815,337
San Mateo Joint Powers Financing Authority, Capital Projects, Revenue Bonds
Series A
5.00%, due 7/15/43	3,000,000	3,206,803
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/1/40	2,435,000	2,612,164
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Revenue Bonds
Series A
5.00%, due 6/1/40	1,150,000	1,259,489
Series A
5.25%, due 6/1/46	1,000,000	1,099,108
Southern California Public Power Authority, Windy Point/Windy Flats Project, Revenue Bonds
Series 1
5.00%, due 7/1/30	3,125,000	3,147,801
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 10/1/37	2,500,000	2,519,776
Series A, Insured: BAM
5.00%, due 10/1/32	1,275,000	1,410,998
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,656,211
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	2,000,000	2,032,528
Series D
5.00%, due 11/15/33	2,300,000	2,330,679
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/48	2,400,000	2,501,559
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	1,500,000	1,390,421
Series A
5.00%, due 10/1/32	1,250,000	1,120,600
		257,790,638
Transportation 13.6%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	3,000,000	1,803,891
Series C, Insured: AGM
5.00%, due 10/1/52	3,500,000	3,769,631

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Antonio B Won Pat International Airport Authority, Revenue Bonds (e)
Series C, Insured: AGM
6.00%, due 10/1/34	$ 720,000	$ 722,571
Series C, Insured: AGM
6.00%, due 10/1/34	280,000	281,000
Bay Area Toll Authority, Revenue Bonds
Series S-7
4.00%, due 4/1/35	3,500,000	3,601,447
Series F-1
5.25%, due 4/1/54	5,000,000	5,646,130
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (e)
Series A, Insured: AGM
3.25%, due 12/31/32	1,000,000	943,206
Series A, Insured: AGM
3.50%, due 12/31/35	1,310,000	1,221,425
Series A
5.00%, due 12/31/33	3,800,000	4,005,416
City of Long Beach, Airport System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/33	550,000	655,278
Series A, Insured: AGM
5.00%, due 6/1/34	410,000	486,446
Series B, Insured: AGM
5.00%, due 6/1/35	310,000	364,919
Series A, Insured: AGM
5.00%, due 6/1/36	800,000	932,311
Series A, Insured: AGM
5.00%, due 6/1/37	750,000	864,976
Series A, Insured: AGM
5.00%, due 6/1/38	750,000	855,878
Series A, Insured: AGM
5.00%, due 6/1/39	500,000	568,056
Series B, Insured: AGM
5.00%, due 6/1/40	750,000	846,079
City of Long Beach, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/37	3,475,000	3,825,221
Series A
5.00%, due 5/15/40 (e)	4,915,000	5,139,567
City of Los Angeles, Department of Airports, Revenue Bonds
Series D
3.00%, due 5/15/39 (e)	105,000	102,475
Series D
3.00%, due 5/15/39 (e)	2,395,000	2,014,280
Series D
5.00%, due 5/15/31 (e)	2,815,000	3,050,978
Series B
5.00%, due 5/15/34 (e)	4,625,000	4,934,602

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Los Angeles, Department of Airports, Revenue Bonds
Series D
5.00%, due 5/15/35 (e)	$ 2,000,000	$ 2,133,265
Series A
5.00%, due 5/15/36	3,500,000	3,947,278
Series F
5.00%, due 5/15/38 (e)	1,000,000	1,054,033
Series A
5.00%, due 5/15/40	2,130,000	2,351,224
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
4.00%, due 5/15/47 (e)	2,000,000	1,906,896
Series C
5.00%, due 5/15/29 (e)	5,000,000	5,448,731
Series I
5.00%, due 5/15/48	6,175,000	6,813,631
Series H
5.25%, due 5/15/47 (e)	4,100,000	4,402,946
Series G
5.50%, due 5/15/37 (e)	1,500,000	1,694,061
Series G
5.50%, due 5/15/38 (e)	5,000,000	5,623,564
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	7,270,000	7,039,723
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (e)
Series A
5.00%, due 3/1/30	1,855,000	2,023,312
Series A
5.00%, due 3/1/47	6,890,000	7,015,134
Ontario International Airport Authority, Revenue Bonds
Series B, Insured: AGM
5.00%, due 5/15/32 (e)	1,980,000	2,197,401
Port of Oakland, Revenue Bonds
Series H
5.00%, due 5/1/29 (e)	1,900,000	2,044,474
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series B
(zero coupon), due 7/1/32	7,000,000	4,461,450
San Diego County Regional Airport Authority, Revenue Bonds (e)
Series B
5.00%, due 7/1/33	2,000,000	2,202,242
Series B
5.00%, due 7/1/49	2,325,000	2,399,682
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series A
5.00%, due 5/1/49 (e)	3,460,000	3,568,277

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series B
4.00%, due 5/1/52	$ 2,000,000	$ 1,927,845
Series H
5.00%, due 5/1/27 (e)	7,000,000	7,365,114
Series A
5.00%, due 5/1/40 (e)	2,000,000	2,011,312
Series A
5.00%, due 5/1/44 (e)	2,500,000	2,511,108
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	9,750,000	9,931,219
Series B
5.25%, due 1/15/49	1,915,000	1,948,232
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/50	3,948,000	3,759,374
		144,417,311
Utilities 4.0%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/27	1,230,000	1,289,954
Series A
5.00%, due 10/1/33	1,000,000	1,044,897
Series A
5.00%, due 10/1/40	1,000,000	1,020,096
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/40	1,690,000	1,742,516
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	460,000	449,310
Series UU, Insured: AGM
5.00%, due 7/1/24	225,000	226,505
Series XX
5.25%, due 7/1/40 (f)(g)	1,000,000	375,000
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.00%, due 8/15/38	4,340,000	4,882,393
Series D
5.00%, due 8/15/49 (d)	6,500,000	7,366,636
San Francisco City & County Public Utilities Commission Power, Green Bonds, Revenue Bonds
Series A
4.00%, due 11/1/45	1,920,000	1,925,118

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.25%, due 7/1/53	$ 20,000,000	$ 22,604,974
		42,927,399
Water & Sewer 8.8%
California Infrastructure & Economic Development Bank, Revenue Bonds
4.00%, due 10/1/42	10,000,000	10,130,652
City of Oxnard, Wastewater, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	1,920,000	2,005,594
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,156,941
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,480,542
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series B
5.25%, due 11/1/48	3,945,000	4,481,187
Series B
5.25%, due 11/1/52	2,500,000	2,828,426
City of Vernon, Water System, Revenue Bonds
Series A, Insured: AGM
3.375%, due 8/1/40	650,000	584,984
Series A, Insured: AGM
5.00%, due 8/1/35	1,000,000	1,104,885
East Bay Municipal Utility District, Water System, Revenue Bonds
Series A
5.00%, due 6/1/49	3,500,000	3,771,328
East Bay Municipal Utility District Water System, Green Bonds, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,480,086
Series A
5.00%, due 6/1/38	1,800,000	2,066,067
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds
Series A
5.00%, due 7/1/45	2,850,000	2,973,634
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	6,290,000	6,352,584
Series A
5.00%, due 1/1/50	2,500,000	2,540,170
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series C
5.00%, due 7/1/40	2,000,000	2,227,666
Series C
5.00%, due 7/1/41	1,035,000	1,172,284
Series B
5.00%, due 7/1/46	1,575,000	1,721,648

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
5.00%, due 7/1/47	$ 1,250,000	$ 1,355,865
Series A
5.00%, due 7/1/49	1,000,000	1,110,817
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series A
5.00%, due 10/1/46	3,500,000	3,860,084
Oxnard Financing Authority, Waste Water, Revenue Bonds
Insured: AGM
5.00%, due 6/1/34	1,000,000	1,011,927
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (b)
Series 2020A
5.00%, due 7/1/30	1,330,000	1,377,077
Series 2020A
5.00%, due 7/1/35	8,000,000	8,111,659
Series A
5.00%, due 7/1/37	4,800,000	4,841,029
Series A
5.00%, due 7/1/47	16,295,000	16,137,017
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/52	2,065,000	2,269,209
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,077,694
Watereuse Finance Authority, Vallejo Sanitation And Flood Control District Refunding Program, Revenue Bonds
Series A
5.50%, due 5/1/36	500,000	506,780
		93,737,836
Total Long-Term Municipal Bonds (Cost $1,050,518,288)		1,051,976,020
Short-Term Municipal Notes 0.5%
Other Revenue 0.5%
Tender Option Bond Trust Receipts, Revenue Bonds (b)(h)
4.81%, due 4/1/43	2,000,000	2,000,000
4.81%, due 4/1/43	2,733,000	2,733,000
		4,733,000
Total Short-Term Municipal Notes (Cost $4,733,000)		4,733,000
Total Municipal Bonds (Cost $1,055,251,288)		1,056,709,020

	Shares	Value
Short-Term Investment 0.2%
Unaffiliated Investment Company 0.2%
BlackRock Liquidity Funds MuniCash, 3.751% (i)	1,977,921	$ 1,977,830
Total Short-Term Investment (Cost $1,977,830)		1,977,830
Total Investments (Cost $1,057,229,118)	99.4%	1,058,686,850
Other Assets, Less Liabilities	0.6	6,747,471
Net Assets	100.0%	$ 1,065,434,321

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Step coupon—Rate shown was the rate in effect as of July 31, 2023.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Delayed delivery security.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2023.
(e)	Interest on these securities was subject to alternative minimum tax.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of July 31, 2023.
Futures Contracts
As of July 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(290)	September 2023	$ (32,325,270)	$ (32,307,812)	$ 17,458
U.S. Treasury Long Bonds	(225)	September 2023	(27,997,921)	(27,998,438)	(517)
Net Unrealized Appreciation					$ 16,941

1.	As of July 31, 2023, cash in the amount of $1,457,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2023.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation

CR—Custodial Receipts
HUD—Housing and Urban Development
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,051,976,020	$ —	$ 1,051,976,020
Short-Term Municipal Notes	—	4,733,000	—	4,733,000
Total Municipal Bonds	—	1,056,709,020	—	1,056,709,020
Short-Term Investment
Unaffiliated Investment Company	1,977,830	—	—	1,977,830
Total Investments in Securities	1,977,830	1,056,709,020	—	1,058,686,850
Other Financial Instruments
Futures Contracts (b)	17,458	—	—	17,458
Total Investments in Securities and Other Financial Instruments	$ 1,995,288	$ 1,056,709,020	$ —	$ 1,058,704,308
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (517)	$ —	$ —	$ (517)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Growth Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.4%
Aerospace & Defense 1.4%
Airbus SE, ADR	148,496	$ 5,466,138
General Dynamics Corp.	27,745	6,203,227
		11,669,365
Automobiles 0.3%
Tesla, Inc. (a)	9,290	2,484,425
Beverages 1.1%
Constellation Brands, Inc., Class A	31,602	8,621,026
Broadline Retail 4.7%
Amazon.com, Inc. (a)	291,605	38,981,756
Capital Markets 4.3%
Ares Management Corp.	44,119	4,377,487
Blackstone, Inc.	85,605	8,970,548
MSCI, Inc.	16,137	8,844,367
S&P Global, Inc.	33,709	13,298,538
		35,490,940
Commercial Services & Supplies 0.8%
Copart, Inc. (a)	74,722	6,604,677
Consumer Finance 1.3%
American Express Co.	62,319	10,524,433
Energy Equipment & Services 0.5%
Schlumberger Ltd.	70,690	4,124,055
Financial Services 10.6%
Adyen NV, ADR (a)	476,861	8,826,697
Block, Inc. (a)	120,044	9,667,143
FleetCor Technologies, Inc. (a)	57,507	14,314,067
Global Payments, Inc.	67,880	7,483,770
Mastercard, Inc., Class A	89,663	35,352,328
Visa, Inc., Class A	49,716	11,818,985
		87,462,990
Ground Transportation 1.9%
Uber Technologies, Inc. (a)	312,616	15,461,987
Health Care Equipment & Supplies 3.6%
Align Technology, Inc. (a)	16,208	6,124,841
Boston Scientific Corp. (a)	157,788	8,181,308
Insulet Corp. (a)	26,795	7,415,516

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Stryker Corp.	27,550	$ 7,807,946
		29,529,611
Health Care Providers & Services 2.7%
UnitedHealth Group, Inc.	43,306	21,928,859
Health Care REITs 0.8%
Welltower, Inc.	75,367	6,191,399
Hotels, Restaurants & Leisure 3.2%
Airbnb, Inc., Class A (a)	81,681	12,431,031
Chipotle Mexican Grill, Inc. (a)	2,428	4,764,416
Hilton Worldwide Holdings, Inc.	59,761	9,292,238
		26,487,685
Insurance 2.2%
Marsh & McLennan Cos., Inc.	41,241	7,770,629
Progressive Corp. (The)	83,953	10,576,399
		18,347,028
Interactive Media & Services 9.6%
Alphabet, Inc., Class C (a)	296,848	39,513,437
Meta Platforms, Inc., Class A (a)	90,929	28,969,980
ZoomInfo Technologies, Inc. (a)	403,967	10,329,436
		78,812,853
IT Services 2.5%
MongoDB, Inc. (a)	14,811	6,270,977
Okta, Inc. (a)	81,167	6,238,496
Shopify, Inc., Class A (a)	32,139	2,171,954
Snowflake, Inc., Class A (a)	10,809	1,920,867
VeriSign, Inc. (a)	16,917	3,568,641
		20,170,935
Life Sciences Tools & Services 2.1%
Danaher Corp.	27,434	6,997,316
Illumina, Inc. (a)	32,339	6,213,939
Mettler-Toledo International, Inc. (a)	3,106	3,905,702
		17,116,957
Machinery 0.3%
IDEX Corp.	9,903	2,236,196
Personal Care Products 0.5%
Estee Lauder Cos., Inc. (The), Class A	23,530	4,235,400
Pharmaceuticals 2.1%
Eli Lilly & Co.	10,634	4,833,685

	Shares	Value
Common Stocks
Pharmaceuticals
Zoetis, Inc.	67,844	$ 12,760,778
		17,594,463
Professional Services 2.0%
Ceridian HCM Holding, Inc. (a)	18,009	1,275,217
Equifax, Inc.	15,915	3,247,933
TransUnion	154,033	12,274,890
		16,798,040
Semiconductors & Semiconductor Equipment 8.5%
ASML Holding NV (Registered)	11,453	8,205,044
Microchip Technology, Inc.	109,608	10,296,575
Monolithic Power Systems, Inc.	18,173	10,167,612
NVIDIA Corp.	89,106	41,638,343
		70,307,574
Software 17.0%
ANSYS, Inc. (a)	6,460	2,209,966
Atlassian Corp., Class A (a)	47,874	8,710,196
Cadence Design Systems, Inc. (a)	14,237	3,331,600
HubSpot, Inc. (a)	8,508	4,939,320
Intuit, Inc.	14,583	7,462,121
Microsoft Corp.	293,271	98,515,594
Salesforce, Inc. (a)	19,432	4,372,394
ServiceNow, Inc. (a)	17,937	10,457,271
		139,998,462
Specialized REITs 1.9%
American Tower Corp.	42,933	8,170,579
Equinix, Inc.	9,401	7,614,058
		15,784,637
Specialty Retail 1.4%
TJX Cos., Inc. (The)	132,883	11,498,366
Technology Hardware, Storage & Peripherals 10.0%
Apple, Inc.	420,217	82,551,630
Textiles, Apparel & Luxury Goods 1.1%
Lululemon Athletica, Inc. (a)	13,395	5,070,409
NIKE, Inc., Class B	37,533	4,143,268
		9,213,677
Total Common Stocks (Cost $526,271,399)		810,229,426

	Shares	Value
Short-Term Investment 1.6%
Affiliated Investment Company 1.6%
MainStay U.S. Government Liquidity Fund, 5.075% (b)	13,104,784	$ 13,104,784
Total Short-Term Investment (Cost $13,104,784)		13,104,784
Total Investments (Cost $539,376,183)	100.0%	823,334,210
Other Assets, Less Liabilities	(0.0)‡	(30,398)
Net Assets	100.0%	$ 823,303,812

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 19,516	$ 130,281	$ (136,692)	$ —	$ —	$ 13,105	$ 416	$ —	13,105
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 810,229,426	$ —	$ —	$ 810,229,426
Short-Term Investment
Affiliated Investment Company	13,104,784	—	—	13,104,784
Total Investments in Securities	$ 823,334,210	$ —	$ —	$ 823,334,210

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Municipal Bond Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 96.9%
Long-Term Municipal Bonds 89.6%
Alabama 1.2%
Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
Series 1
5.75%, due 6/1/45	$ 1,250,000	$ 1,060,342
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	5,000,000	5,311,654
County of Jefferson, Sewer, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.50%, due 10/1/53	11,710,000	11,938,327
County of Jefferson, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	2,500,000	2,631,697
Lower Alabama Gas District (The), Revenue Bonds
Series A
5.00%, due 9/1/46	17,610,000	18,223,619
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	4,830,000	4,833,632
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49	6,000,000	2,648,436
Southeast Energy Authority, A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	8,500,000	8,280,851
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds (b)
Series A
4.50%, due 5/1/32	6,297,585	5,885,222
Series A
5.25%, due 5/1/44	38,390,000	34,783,912
		95,597,692
Alaska 0.3%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
Series A
4.00%, due 10/1/44	15,640,000	14,527,827
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,738,466
Series A
5.00%, due 6/1/50	3,485,000	3,286,432
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/50	2,255,000	1,996,745
		21,549,470

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona 1.4%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	$ 4,315,000	$ 3,292,679
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,625,000	6,910,421
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,420,857
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	5,545,000	5,046,893
Series A
4.00%, due 11/1/46	1,000,000	902,956
Series A
4.00%, due 11/1/51	3,405,000	2,989,789
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	861,831
Series A
5.00%, due 10/1/45	1,875,000	1,906,486
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
4.00%, due 11/1/49	5,115,000	4,544,807
Series A
4.00%, due 11/1/50	910,000	803,184
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/61	6,250,000	5,039,236
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/61	1,000,000	806,278
Arizona Industrial Development Authority, Idaho State Tax Commission, Linder Village Project, Revenue Bonds
5.00%, due 6/1/31 (b)	3,700,000	3,710,397
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (b)
Series B
5.00%, due 3/1/37	3,280,000	3,136,475
Series B
5.00%, due 3/1/42	3,435,000	3,150,403
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/49	2,650,000	2,777,064
Series A, Insured: BAM
5.00%, due 6/1/54	2,850,000	2,977,097
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (b)	1,500,000	1,357,169
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51 (c)(d)	1,000,000	600,000

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds
5.00%, due 7/1/54 (b)	$ 2,000,000	$ 1,740,255
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (b)
6.00%, due 7/1/37	2,910,000	2,980,993
6.00%, due 7/1/47	6,685,000	6,758,738
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	1,020,901
City of Phoenix, Basis Schools Project, Revenue Bonds (b)
Series A
5.00%, due 7/1/45	1,000,000	922,378
Series A
5.00%, due 7/1/46	3,870,000	3,548,787
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	2,200,000	2,174,558
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	820,000	772,192
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (e)	2,000,000	1,640,954
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,250,000	7,040,985
Industrial Development Authority of the County of Pima (The), American Leadership Academy, Inc., Revenue Bonds
4.00%, due 6/15/51 (b)	9,500,000	7,087,039
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	1,060,000	1,034,952
Industrial Development Authority of the County of Pima (The), American Leadership AC, Revenue Bonds
5.625%, due 6/15/45 (b)	3,735,000	3,732,387
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (b)	530,000	397,655
Maricopa County Industrial Development Authority, Legacy Traditional Schools Project, Revenue Bonds
Series A
4.00%, due 7/1/56 (b)	1,220,000	885,024
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	2,898,437
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	8,750,000	7,632,944
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (e)
Series A
5.50%, due 10/1/33 (b)	7,673,000	7,299,480

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (e)
Series B
5.50%, due 10/1/33	$ 2,000,000	$ 1,902,640
		114,705,321
Arkansas 1.0%
Arkansas Development Finance Authority, Washington Regional Medical Center, Revenue Bonds
4.00%, due 2/1/42	4,390,000	3,983,209
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	622,938
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds (b)(e)
4.50%, due 9/1/49	56,200,000	51,213,042
Series A
4.75%, due 9/1/49	17,200,000	16,288,864
Arkansas Development Finance Authority, United States Steel Corp., Revenue Bonds
5.70%, due 5/1/53 (e)	8,000,000	8,119,112
		80,227,165
California 7.1%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,186,065
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	910,314
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	844,926
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (a)	5,350,000	5,591,327
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (b)	5,000,000	3,316,292
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (b)	25,000,000	20,623,115
California Community Housing Agency, Annadel Apartments, Revenue Bonds
Series A
5.00%, due 4/1/49 (b)	12,150,000	10,125,256
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (b)	5,045,000	4,127,259
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	7,505,000	6,940,229
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	5,265,000	5,281,174

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	$ 3,060,000	$ 2,803,634
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (b)	3,225,000	2,565,991
California Municipal Finance Authority, CHF-Davis II LLC, Revenue Bonds
Insured: BAM
3.00%, due 5/15/51	4,400,000	3,306,482
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (e)
Series A, Insured: AGM
3.25%, due 12/31/32	5,965,000	5,626,224
Series A
5.00%, due 12/31/43	5,745,000	5,877,038
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (e)	18,775,000	18,637,242
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,631,325
California Municipal Finance Authority, William Jessup University, Revenue Bonds (b)
5.00%, due 8/1/28	1,000,000	993,181
5.00%, due 8/1/48	2,675,000	2,346,524
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	2,665,000	2,476,105
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/48	19,500,000	19,787,867
5.00%, due 5/15/51	19,500,000	19,742,326
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/49 (b)	2,000,000	1,865,222
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (b)	3,000,000	3,031,004
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series B-2
2.375%, due 11/15/28 (b)	1,500,000	1,453,024
California Public Finance Authority, Kendal at Sonoma Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/46 (b)	750,000	677,350
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (b)	5,515,000	5,836,029
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
Series B
7.50%, due 7/1/36 (b)	9,090,000	8,938,874

	Principal Amount	Value
Long-Term Municipal Bonds
California
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (b)	$ 675,000	$ 567,737
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/61 (b)	4,750,000	3,335,511
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (b)	1,360,000	1,299,069
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (b)	3,000,000	2,747,598
California School Finance Authority, Teach Public Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/58 (b)	2,000,000	1,822,532
California School Finance Authority, Aspire Public Schools, Revenue Bonds
Series A
5.00%, due 8/1/59 (b)	1,800,000	1,747,258
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	7,200,000	6,234,072
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series 2021A
4.00%, due 9/2/41	1,990,000	1,730,805
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,049,917
5.00%, due 1/1/48	7,250,000	7,402,765
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (b)
Series A
5.00%, due 6/1/36	2,250,000	2,214,289
Series A
5.00%, due 6/1/46	2,000,000	1,878,129
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (b)
Series A
5.00%, due 12/1/46	18,420,000	17,998,195
Series A
5.25%, due 12/1/56	3,970,000	3,971,721
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	2,019,067
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	682,068
5.875%, due 11/1/43	435,000	435,656
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (b)	3,235,000	3,248,208
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/23	925,000	925,000

	Principal Amount	Value
Long-Term Municipal Bonds
California
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	$ 1,085,000	$ 969,009
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (e)	6,000,000	6,322,042
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,525,410
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (b)	5,500,000	3,754,450
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (b)	2,750,000	1,825,616
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (b)	11,350,000	7,462,953
CSCDA Community Improvement Authority, Parrallel-Anaheim, Revenue Bonds
Series A
4.00%, due 8/1/56 (b)	6,040,000	4,585,858
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (b)	10,160,000	7,553,440
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A-2
4.00%, due 10/1/56 (b)	9,200,000	6,730,431
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds, Senior Lien
Series A-2
4.00%, due 6/1/58 (b)	4,750,000	3,686,252
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AGM-CR
3.50%, due 1/15/53	13,415,000	11,570,682
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AGM-CR
4.00%, due 1/15/43	17,154,000	17,172,770
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	27,629,000	26,753,854
Series A, Insured: AGM-CR
4.00%, due 1/15/46	28,120,000	27,589,685
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66 (f)	897,030,000	96,662,787
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	1,355,000	1,215,726

	Principal Amount	Value
Long-Term Municipal Bonds
California
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61 (b)	$ 52,100,000	$ 42,181,108
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	249,420,000	19,169,249
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,461,220
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/42	1,000,000	443,834
Series B, Insured: AGM
(zero coupon), due 8/1/47	1,000,000	347,834
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/56 (e)	11,410,000	10,343,391
San Francisco City & County Redevelopment Agency, Community Facilities District No. 6 Bay Public, Special Tax
Series C
(zero coupon), due 8/1/37	5,015,000	2,251,957
Series C
(zero coupon), due 8/1/38	2,000,000	840,602
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/50	7,300,000	6,951,224
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/47	24,500,000	7,687,899
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,528,471
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/42	8,780,000	3,973,309
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,260,000	2,509,269
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,700,000	3,486,018
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,670,000	4,755,780
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/53	20,000,000	2,430,600
		566,593,726

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado 2.7%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	$ 2,250,000	$ 1,912,377
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,500,000	2,058,991
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	7,150,000	7,238,637
Series A
5.00%, due 10/1/43	7,125,000	7,126,882
Broadway Park North Metropolitan District No. 2, Limited General Obligation (b)
5.00%, due 12/1/40	1,000,000	960,677
5.00%, due 12/1/49	1,000,000	927,644
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,392,882
Central Platte Valley Metropolitan District, Unlimited General Obligation
Series A
5.375%, due 12/1/33	1,500,000	1,509,328
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	1,000,000	895,885
City & County of Denver, United Airlines, Inc., Project, Revenue Bonds
5.00%, due 10/1/32 (e)	6,800,000	6,794,588
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (b)	9,750,000	8,719,427
Colorado Educational & Cultural Facilities Authority, Northeast Campus Project, Revenue Bonds
Insured: Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,366,640
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (b)	1,850,000	1,528,882
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	2,635,000	2,510,926
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,750,000	4,313,069
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,305,000	5,617,805
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2, Insured: BAM
3.25%, due 8/1/49	11,750,000	8,794,779
Series A-1
4.00%, due 8/1/44	4,750,000	4,411,345
Series A-2
4.00%, due 8/1/49	21,355,000	19,463,047

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	$ 19,005,000	$ 19,610,659
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
Series A
5.00%, due 12/1/35	3,500,000	3,525,580
Series A
5.00%, due 12/1/48	6,940,000	6,766,551
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	5,580,000	5,604,089
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	4,250,000	3,966,156
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,725,731
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,259,380
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	245,000	226,968
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	3,641,497
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	389,029
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,270,068
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	593,144
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	234,709
Series A
(zero coupon), due 9/1/40	5,250,000	2,457,383
Series A
(zero coupon), due 9/1/41	3,925,000	1,742,520
Eagle County Airport Terminal Corp., Revenue Bonds
Series B
5.00%, due 5/1/33 (e)	1,980,000	2,036,837
Evan's Place Metropolitan District, Limited General Obligation
Series A(3)
5.00%, due 12/1/50	2,660,000	2,383,161
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series B
5.75%, due 12/15/50	4,615,000	4,481,531
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	8,250,000	6,901,311

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Jones District Community Authority Board, Revenue Bonds
Series A
(zero coupon), due 12/1/50 (g)	$ 5,050,000	$ 4,336,197
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A(3)
5.625%, due 12/1/50 (b)	1,485,000	1,382,145
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/49	1,250,000	1,118,842
North Range Metropolitan District No. 3, Limited General Obligation
Series 2020A-3
5.25%, due 12/1/50	1,000,000	914,743
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/37	2,790,000	2,804,439
Series A, Insured: AGM
4.00%, due 12/1/46	20,850,000	20,238,782
Park Creek Metropolitan District, Senior Ltd., Property, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/45	4,000,000	4,015,665
Raindance Metropolitan District No. 1 Non-Potable Water System, Revenue Bonds
5.25%, due 12/1/50	1,500,000	1,358,923
Raindance Metropolitan District No. 2, Limited General Obligation
Series A
5.00%, due 12/1/49	2,500,000	2,268,999
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	1,952,348
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
4.25%, due 12/1/50	1,250,000	1,045,770
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	725,135
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A
4.125%, due 12/1/51 (b)	18,149,000	13,159,811
		216,681,914
Connecticut 0.4%
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/40	2,000,000	1,884,685
Series A
4.00%, due 8/1/41	925,000	867,752
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	1,130,000	1,130,008

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	$ 5,600,000	$ 4,743,067
Series N
4.00%, due 7/1/49	4,000,000	3,040,585
Series N
5.00%, due 7/1/31	575,000	583,497
Series N
5.00%, due 7/1/32	575,000	582,017
Series N
5.00%, due 7/1/33	475,000	479,578
Series N
5.00%, due 7/1/34	700,000	704,955
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	946,980
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (b)
Series A-1
4.50%, due 10/1/34	2,350,000	2,005,877
Series A-1
5.00%, due 10/1/39	1,000,000	836,231
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (b)	500,000	488,943
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	3,695,000	3,442,187
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (b)	1,750,000	1,603,876
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (b)	2,235,000	1,762,641
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (e)	5,325,000	4,790,844
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,479,633
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (b)
4.00%, due 4/1/31	700,000	667,432
4.00%, due 4/1/36	1,090,000	990,492
4.00%, due 4/1/41	1,785,000	1,561,858
4.00%, due 4/1/51	1,250,000	1,026,428
		35,619,566

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware 0.5%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	$ 1,050,000	$ 1,016,191
Series A
5.00%, due 7/1/48	2,735,000	2,533,126
Series A
5.00%, due 7/1/53	4,090,000	3,724,555
Series A
5.00%, due 7/1/58	6,700,000	6,020,363
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
4.00%, due 9/1/51	1,600,000	1,357,367
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,159,569
4.375%, due 6/1/48	9,400,000	8,891,672
5.00%, due 6/1/37	1,000,000	1,037,333
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
Series A
5.00%, due 10/1/45	8,100,000	8,465,244
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
5.00%, due 6/1/48	4,750,000	4,816,709
		40,022,129
District of Columbia 1.8%
District of Columbia, Tobacco Settlement Financing Corp., Asset Backed, Revenue Bonds
Series A
(zero coupon), due 6/15/46	83,000,000	19,391,448
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	1,375,000	1,161,090
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,500,000	1,500,004
5.00%, due 10/1/45	5,105,000	4,893,468
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,401,383
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,490,880
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	4,160,000	3,762,098
District of Columbia, Methodist Home, Revenue Bonds
Series A
5.25%, due 1/1/39	1,015,000	873,066
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	2,420,015
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	100,045,000	94,648,052

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	$ 4,000,000	$ 3,795,297
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AGM
4.00%, due 10/1/53	13,100,000	12,332,322
		148,669,123
Florida 3.3%
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	900,528
Series A-1
5.00%, due 1/1/55 (b)	1,750,000	1,371,305
Capital Trust Agency, Inc., Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (b)	2,000,000	1,925,299
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	441,292
4.00%, due 5/1/51	845,000	667,589
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	154,516
4.00%, due 5/1/51	290,000	228,852
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	2,553,216
Series B
5.625%, due 11/15/43	1,500,000	1,477,570
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,275,000	9,918,775
City of Orlando, Tourist Development Tax, Revenue Bonds, Third Lien
Series C, Insured: AGC
5.50%, due 11/1/38	230,000	230,342
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	492,416
Series A
4.00%, due 9/1/56	5,165,000	3,797,708
City of Tallahassee, Tallahassee Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/40	6,935,000	6,936,421
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	8,000,000	6,843,429
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41	1,215,000	897,199

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Osceola, Transportation, Revenue Bonds
Series A-1
4.00%, due 10/1/54	$ 4,345,000	$ 3,792,719
Series A-1
5.00%, due 10/1/44	11,150,000	11,391,588
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	1,090,000	949,681
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	2,155,000	1,660,705
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	790,000	621,496
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Revenue Bonds
Series A
4.00%, due 8/15/50	4,865,000	4,210,014
Florida Development Finance Corp., Mayflower Retirement Community Centre, Inc., Revenue Bonds
Series B-1
2.375%, due 6/1/27 (b)	835,000	803,029
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/52	14,155,000	12,587,600
Series A
5.00%, due 2/1/40	2,600,000	2,519,317
Series A
5.00%, due 2/1/52	6,400,000	5,875,562
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,000,000	785,460
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (b)	4,305,000	4,096,651
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/50	3,000,000	2,907,498
Series A
5.00%, due 6/15/52	2,975,000	2,865,977
Series A
5.00%, due 6/15/55	5,600,000	5,350,459
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,420,000	5,414,247
5.00%, due 3/1/47	5,000,000	4,961,900
Florida Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,218,125
5.00%, due 3/1/49	1,630,000	1,404,826
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
4.00%, due 8/1/50	53,780,000	48,327,472

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
4.00%, due 8/1/55	$ 39,820,000	$ 35,108,549
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	430,000	320,680
4.00%, due 5/1/52	675,000	532,005
Lee County Industrial Development Authority, Preserve Project, Revenue Bonds
Series A
5.75%, due 12/1/52 (b)	7,125,000	5,284,280
Lee Memorial Health System, Revenue Bonds
Series A-1
4.00%, due 4/1/49	4,000,000	3,710,494
Miami Beach Health Facilities Authority, Mt Sinai Medical Center, Revenue Bonds
Series B
3.00%, due 11/15/51	4,190,000	2,927,448
5.00%, due 11/15/39	2,230,000	2,242,343
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,521,324
Series C
5.00%, due 10/1/40	1,000,000	1,001,065
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	500,000	444,441
3.50%, due 5/1/41	1,000,000	787,093
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	283,035
4.125%, due 5/1/52	365,000	292,776
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	408,239
4.00%, due 5/1/51	1,075,000	849,299
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
(zero coupon), due 10/1/36 (g)	3,750,000	4,275,990
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	4,000,000	3,432,745
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (b)	3,280,000	3,266,852
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc., Revenue Bonds
Series A
5.00%, due 1/1/39	1,750,000	1,637,302
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/55	800,000	672,674
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	1,825,000	1,552,728
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,412,713

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Sawyers Landing Community Development District, Special Assessment
4.25%, due 5/1/53	$ 3,000,000	$ 2,398,123
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	789,116
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,750,000	12,694,780
Stillwater Community Development District, 2021 Project, Special Assessment (b)
3.00%, due 6/15/31	410,000	361,618
3.50%, due 6/15/41	1,000,000	792,710
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,320,721
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	1,500,000	1,452,326
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	849,249
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (b)	330,000	262,708
Viera Stewardship District, Village 2 Project, Special Assessment
Series 2
5.30%, due 5/1/43	2,340,000	2,334,119
Series 2
5.50%, due 5/1/54	3,000,000	2,977,712
Village Community Development District No. 15, Special Assessment (b)
5.00%, due 5/1/43	1,000,000	1,015,974
5.25%, due 5/1/54	1,800,000	1,826,145
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	1,130,000	961,510
4.25%, due 5/1/52	1,355,000	1,112,438
		263,694,107
Georgia 1.3%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (b)	5,605,000	4,939,517
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/49	9,750,000	9,418,291
Development Authority of Cobb County (The), Kennesaw State University, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	85,000	87,950
Series C
5.00%, due 7/15/38	2,305,000	2,304,939
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/36	3,750,000	3,728,690
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	1,084,181

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, First Tier
Series A
4.00%, due 1/1/54	$ 4,750,000	$ 4,037,385
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/54 (b)	4,000,000	3,370,144
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	6,550,000	5,956,283
Series A
5.00%, due 5/15/38	3,500,000	3,571,313
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	14,300,000	13,668,228
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/49	57,165,000	54,639,450
		106,806,371
Guam 0.5%
Antonio B Won Pat International Airport Authority, Revenue Bonds (e)
Series C
6.375%, due 10/1/43	1,550,000	1,556,469
Series C
6.375%, due 10/1/43	1,450,000	1,456,052
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,178,107
Series A
5.00%, due 2/1/40	4,875,000	4,867,303
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	230,000	233,712
Series A
5.00%, due 1/1/50	5,890,000	5,984,639
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	4,950,000	5,047,402
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	5,920,000	5,680,171
Series D
5.00%, due 11/15/29	1,455,000	1,481,180
Series D
5.00%, due 11/15/34	4,630,000	4,683,148
Series D
5.00%, due 11/15/35	5,700,000	5,746,121
		37,914,304

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii 0.6%
Kauai County Community Facilities District, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	$ 2,300,000	$ 2,068,937
5.00%, due 5/15/44	1,775,000	1,792,360
5.00%, due 5/15/49	2,750,000	2,759,384
5.00%, due 5/15/51	5,635,000	5,551,341
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds (e)
Insured: AGM-CR
3.50%, due 10/1/49	25,275,000	21,948,158
Series B
4.00%, due 3/1/37	5,000,000	4,888,731
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (b)	1,500,000	1,283,380
State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds (b)
Series A
6.625%, due 7/1/33	2,085,000	2,087,383
Series A
6.875%, due 7/1/43	4,340,000	4,342,836
		46,722,510
Idaho 0.1%
Idaho Health Facilities Authority, St Luke's Health System Project, Revenue Bonds
Series A
3.00%, due 3/1/51	9,000,000	6,541,135
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,000,000	1,002,289
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	4,365,000	3,693,909
		11,237,333
Illinois 10.7%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 12/1/42	7,250,000	7,116,802
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,175,000	4,341,026
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	13,050,000	9,612,574
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	119,604
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	770,392
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	3,750,000	3,468,289

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series A
4.00%, due 12/1/42	$ 2,965,000	$ 2,638,244
Series A
4.00%, due 12/1/43	4,000,000	3,535,630
Series A
4.00%, due 12/1/47	44,445,000	38,072,383
Series A
5.00%, due 12/1/30	3,500,000	3,667,908
Series B
5.00%, due 12/1/31	4,700,000	4,956,097
Series G
5.00%, due 12/1/34	1,915,000	1,951,600
Series A
5.00%, due 12/1/37	13,555,000	13,875,139
Series A
5.00%, due 12/1/38	5,400,000	5,495,944
Series G
5.00%, due 12/1/44	2,785,000	2,753,862
Series D
5.00%, due 12/1/46	6,200,000	6,090,448
Series A
5.00%, due 12/1/47	31,045,000	30,783,846
Series C
5.25%, due 12/1/39	1,405,000	1,407,753
Series A
7.00%, due 12/1/44	11,075,000	11,609,782
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,313,385
Series B
7.00%, due 12/1/42 (b)	9,700,000	10,499,748
Series A
7.00%, due 12/1/46 (b)	3,700,000	3,989,964
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,685,272
5.00%, due 4/1/36	1,270,000	1,318,190
5.00%, due 4/1/42	3,500,000	3,563,409
5.00%, due 4/1/46	4,700,000	4,760,690
5.75%, due 4/1/48	6,000,000	6,591,943
6.00%, due 4/1/46	41,875,000	44,156,572
Chicago O'Hare International Airport, TRIPS Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (e)	1,500,000	1,527,697
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	191,199

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Unlimited General Obligation
Series A
4.00%, due 1/1/35	$ 2,325,000	$ 2,300,446
Series A
5.00%, due 1/1/39	5,750,000	5,944,138
Series A
5.00%, due 1/1/40	3,950,000	4,071,360
Series A
5.00%, due 1/1/44	11,250,000	11,488,578
Series A
5.50%, due 1/1/49	18,150,000	18,979,328
Series A
6.00%, due 1/1/38	39,020,000	41,447,048
City of Chicago, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	3,145,000	3,138,922
City of Chicago, Taxable Project, Unlimited General Obligation
Series B
5.50%, due 1/1/31	2,360,000	2,409,409
Series D
5.50%, due 1/1/37	3,500,000	3,556,395
Series A
5.75%, due 1/1/34	3,600,000	3,842,468
City of Galesburg, Knox College Project, Revenue Bonds
Series A
4.00%, due 10/1/46	5,750,000	4,945,112
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (e)	500,000	416,033
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,950,000	12,218,878
4.00%, due 10/1/55	5,615,000	4,824,697
Illinois Finance Authority, Bradley University, Revenue Bonds
Series A
4.00%, due 8/1/51	3,225,000	2,644,484
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,000,000	834,695
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,573,494
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds
5.00%, due 9/1/32	1,830,000	1,844,136
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (c)(d)(g)
5.00%, due 2/15/37	7,375,000	2,950,000
5.125%, due 2/15/45	5,715,000	2,286,000
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,750,000	9,884,971

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40	$ 1,265,000	$ 999,361
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,051,715
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	2,944,051
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
Series C
5.00%, due 8/1/49	1,300,000	1,276,452
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	8,085,000	7,502,746
Illinois Finance Authority, Roosevelt University Project, Revenue Bonds
5.50%, due 4/1/32	2,000,000	1,931,709
Illinois Finance Authority, Roosevelt University, Revenue Bonds (b)
Series A
6.00%, due 4/1/38	3,130,000	2,997,382
Series A
6.125%, due 4/1/49	2,355,000	2,211,751
Macon County School District No. 61 Decatur, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 1/1/40	2,500,000	2,473,490
Series C, Insured: AGM
4.00%, due 1/1/45	2,875,000	2,843,295
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AGM-CR
(zero coupon), due 6/15/30	5,675,000	4,393,892
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	22,120,000	15,446,173
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	22,045,000	15,095,772
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	12,350,000	8,281,820
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,815,000	30,068,018
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	34,195,000	19,644,898
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	6,000,000	3,346,094
Series A
(zero coupon), due 6/15/37	3,000,000	1,659,472
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	15,410,000	8,362,955
Series A, Insured: NATL-RE
(zero coupon), due 6/15/38	14,465,000	7,600,199

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/39	$ 3,500,000	$ 1,690,226
Series A, Insured: AGM-CR NATL-RE
(zero coupon), due 12/15/40	28,000,000	13,205,391
Series B-1, Insured: AGM
(zero coupon), due 6/15/44	13,910,000	5,450,846
Series B-1, Insured: AGM
(zero coupon), due 6/15/47	6,270,000	2,105,345
Series B
(zero coupon), due 12/15/50	38,265,000	10,352,091
Series B
(zero coupon), due 12/15/51	57,800,000	14,834,613
Series A, Insured: AGM
(zero coupon), due 12/15/52	6,180,000	1,566,824
Series B, Insured: BAM
(zero coupon), due 12/15/54	57,160,000	13,186,978
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,650,000	10,852,109
Series A, Insured: AGM-CR
(zero coupon), due 12/15/56	22,500,000	4,727,443
Series B, Insured: AGM
(zero coupon), due 12/15/56	10,000,000	2,101,086
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,440,859
Series A
4.00%, due 6/15/50	24,200,000	22,273,240
Series A
4.00%, due 6/15/52	27,800,000	25,365,915
Series B
5.00%, due 6/15/42	1,430,000	1,476,245
Series A
5.00%, due 6/15/50	1,000,000	1,014,964
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	1,910,825
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	32,330,000	13,346,726
Northern Illinois University, Revenue Bonds
Insured: BAM
4.00%, due 10/1/40	1,245,000	1,193,477
Insured: BAM
4.00%, due 10/1/41	1,660,000	1,563,744
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	13,750,000	13,352,325

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Series A
4.00%, due 3/1/40	$ 1,360,000	$ 1,324,683
Series C
4.00%, due 10/1/40	6,250,000	6,083,678
Insured: BAM
4.00%, due 6/1/41	23,270,000	22,553,414
Series C
4.00%, due 10/1/41	7,650,000	7,392,899
Series C
4.00%, due 10/1/42	8,750,000	8,381,761
Series C
4.25%, due 10/1/45	23,500,000	23,067,779
Series A
4.50%, due 12/1/41	6,525,000	6,468,764
Series A
5.00%, due 12/1/27	2,315,000	2,466,788
Series B
5.00%, due 12/1/27	9,115,000	9,712,644
5.00%, due 2/1/28	2,700,000	2,845,115
Series C
5.00%, due 11/1/29	14,335,000	15,253,917
Series A
5.00%, due 12/1/31	1,485,000	1,577,687
Series A
5.00%, due 12/1/39	2,400,000	2,478,408
Series A
5.00%, due 5/1/40	2,000,000	2,069,765
5.75%, due 5/1/45	17,020,000	18,611,122
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	19,500,000	18,842,530
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/43	1,600,000	1,613,094
5.00%, due 12/1/48	13,305,000	13,354,887
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	88,338
Series A
5.50%, due 12/1/43	1,545,000	1,442,344
Series A
5.50%, due 12/1/43	1,260,000	1,176,281
Series A
5.625%, due 12/1/41	3,940,000	3,780,080
Series A
5.75%, due 12/1/35	2,705,000	2,717,867

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	$ 400,000	$ 388,186
Insured: NATL-RE
4.45%, due 12/1/28	430,000	414,599
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,121
Insured: NATL-RE
4.50%, due 12/1/32	520,000	497,842
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,235
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,660,000	1,663,908
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/41	1,000,000	862,706
Series B
4.125%, due 10/1/46	2,100,000	1,729,152
Series B
5.00%, due 10/1/36	1,000,000	1,003,704
Series B
5.00%, due 10/1/39	1,275,000	1,274,001
		861,796,800
Indiana 0.3%
City of Valparaiso, Pratt Paper LLC Project, Revenue Bonds
7.00%, due 1/1/44 (e)	5,200,000	5,265,809
Gary Chicago International Airport Authority, Revenue Bonds (e)
5.00%, due 2/1/29	1,170,000	1,175,984
5.25%, due 2/1/34	750,000	755,282
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,014,992
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/48	4,750,000	4,266,136
Series A
5.00%, due 11/15/53	4,150,000	3,667,814
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (e)	1,250,000	1,414,740
Town of Upland, Taylor University Project, Revenue Bonds
4.00%, due 9/1/39	2,030,000	1,951,436
4.00%, due 9/1/46	3,000,000	2,701,354
		23,213,547

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa 1.1%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	$ 890,000	$ 802,862
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,644,891
City of Coralville, Revenue Bonds
Series C
5.00%, due 5/1/42	7,000,000	6,768,713
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A-1
4.00%, due 5/15/55	3,500,000	2,079,490
Iowa Finance Authority, Iowa Fertilizer Co. Project, Revenue Bonds
5.00%, due 12/1/50	15,485,000	15,668,228
5.00%, due 12/1/50 (a)	7,015,000	7,161,408
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	3,000,000	2,658,824
4.00%, due 10/1/50	10,750,000	9,226,926
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	220,765,000	25,574,455
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	6,750,000	6,065,781
Series B-1, Class 2
4.00%, due 6/1/49	3,865,000	3,827,933
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B
3.00%, due 9/1/61	8,750,000	6,153,893
		88,633,404
Kansas 0.3%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	724,398
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (b)	52,585,000	20,474,128
		21,198,526
Kentucky 1.0%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,480,000	4,207,236
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,605,000	3,643,879
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (b)(e)
Series A
4.45%, due 1/1/42	8,250,000	7,983,580

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (b)(e)
Series B
4.45%, due 1/1/42	$ 9,250,000	$ 8,940,230
Series A
4.70%, due 1/1/52	12,255,000	11,699,933
Series B
4.70%, due 1/1/52	4,350,000	4,152,975
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/41	4,175,000	4,149,386
Series A
5.00%, due 6/1/45	9,475,000	9,311,233
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2
5.00%, due 8/1/44	3,500,000	3,609,678
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	20,945,000	18,975,745
		76,673,875
Louisiana 0.1%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	1,475,000	1,311,880
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (b)	2,500,000	2,057,473
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	4,750,000	4,798,569
		8,167,922
Maine 0.0% ‡
City of Portland, General Airport, Green Bond, Revenue Bonds
4.00%, due 1/1/40	1,250,000	1,197,008
Maryland 1.1%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	4,250,000	3,714,339
County of Frederick, Oakdale Lake Linganore Project, Tax Allocation
3.75%, due 7/1/39	1,410,000	1,242,822
County of Frederick, Technology Park Project TIF Development District, Tax Allocation
Series B
4.625%, due 7/1/43 (b)	11,080,000	10,749,713
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds (b)
Series A
5.00%, due 9/1/37	3,000,000	2,888,310
Series A
5.00%, due 9/1/45	500,000	455,156

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	$ 4,000,000	$ 3,368,058
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds (e)
Series B
5.25%, due 6/30/47	4,425,000	4,572,794
Series B
5.25%, due 6/30/52	30,575,000	31,366,700
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc., Revenue Bonds
Series A
4.00%, due 6/1/46	750,000	678,931
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Revenue Bonds
Series B
4.00%, due 1/1/51	20,310,000	17,370,946
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/55	900,000	777,786
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,015,616
Series A
5.00%, due 7/1/48	3,000,000	2,999,810
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds
5.00%, due 7/1/45	4,000,000	4,044,025
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (b)
Series A
5.125%, due 7/1/37	1,260,000	1,226,345
Series A
5.375%, due 7/1/52	1,530,000	1,431,154
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	1,000,000	1,005,731
		88,908,236
Massachusetts 1.0%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AGM
4.00%, due 10/1/45	2,150,000	2,060,693
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/51	1,355,000	1,209,018
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (b)
5.00%, due 11/15/33	3,000,000	3,110,019
5.125%, due 11/15/46	5,700,000	5,761,424
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (b)
Series G
5.00%, due 7/15/35	270,000	255,938
Series G
5.00%, due 7/15/36	235,000	217,759

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (b)
Series G
5.00%, due 7/15/37	$ 245,000	$ 224,971
Series G
5.00%, due 7/15/46	1,100,000	951,602
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources II, Inc., Revenue Bonds
5.00%, due 10/1/38	1,215,000	1,167,947
Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
5.00%, due 9/1/40	1,325,000	1,269,978
5.00%, due 9/1/45	1,175,000	1,090,166
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,750,000	2,786,884
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/41 (b)	3,925,000	3,325,401
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	1,870,733
5.00%, due 10/1/48	7,750,000	7,135,709
5.00%, due 10/1/54	15,600,000	14,078,184
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series L
5.00%, due 7/1/44	8,205,000	8,288,871
Series I
5.00%, due 7/1/46	2,000,000	2,005,846
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,165,000	9,784,148
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (e)
Series B
2.00%, due 7/1/37	3,600,000	3,040,941
Series C
3.00%, due 7/1/51	7,555,000	5,196,361
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
3.00%, due 7/1/35 (e)	490,000	487,407
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/40	4,030,000	3,027,948
		78,347,948
Michigan 2.2%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,260,000	3,195,792
5.00%, due 2/15/47	3,000,000	2,850,849
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	1,050,000	1,050,028
5.125%, due 11/1/35	605,000	604,977
City of Detroit, Unlimited General Obligation
Insured: AMBAC
4.60%, due 4/1/24	20,150	19,887
5.00%, due 4/1/27	850,000	876,264

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
City of Detroit, Unlimited General Obligation
5.00%, due 4/1/31	$ 1,000,000	$ 1,030,858
5.00%, due 4/1/33	1,200,000	1,235,999
5.00%, due 4/1/35	1,000,000	1,025,488
5.00%, due 4/1/37	1,100,000	1,115,556
5.00%, due 4/1/38	850,000	857,849
Insured: AMBAC
5.25%, due 4/1/24	45,725	45,318
5.50%, due 4/1/45	1,100,000	1,146,450
5.50%, due 4/1/50	2,070,000	2,142,811
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,014
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,745,000	1,629,866
4.00%, due 7/1/41	3,850,000	3,091,422
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.00%, due 7/1/46	3,000,000	3,070,068
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/41	2,085,000	1,900,513
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,800,000	11,303,744
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65	190,150,000	18,638,902
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,720,000	4,257,125
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,750,000	6,357,622
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
Series A
4.00%, due 11/15/50	4,995,000	4,698,667
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds
Series C
5.00%, due 7/1/34	1,000,000	1,022,792
Series C
5.00%, due 7/1/35	2,000,000	2,040,761
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D-4
5.00%, due 7/1/34	1,000,000	1,010,710
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,001,525
5.00%, due 12/1/40	1,700,000	1,700,635
5.00%, due 12/1/45	4,450,000	4,448,499
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,546,134

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.25%, due 2/1/32	$ 3,600,000	$ 3,670,324
Michigan Finance Authority, Local Government Loan Program, Public Lightning Local Project, Revenue Bonds
Series B
5.00%, due 7/1/44	4,000,000	4,002,306
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,547,739
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,025,000	899,649
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,579,030
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (b)	1,955,000	1,523,130
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	293,954
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	1,765,000	1,594,625
5.00%, due 11/15/43	2,220,000	1,992,522
Michigan Strategic Fund, State of Michigan Department of Transportation, Revenue Bonds
5.00%, due 6/30/48 (e)	18,930,000	19,065,026
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	284,930,000	29,655,685
Series B
(zero coupon), due 6/1/52	23,420,000	2,726,650
Series C
(zero coupon), due 6/1/58	412,930,000	17,293,013
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	708,030
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,361,787
		175,840,595
Minnesota 1.1%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	4,000,000	2,964,202
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.375%, due 8/1/50	1,250,000	1,201,005
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,500,000	3,205,636
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	1,400,000	1,038,041
Series A
4.00%, due 7/1/56	1,080,000	778,599

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (b)	$ 3,835,000	$ 3,540,561
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	925,000	762,561
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,550,000	15,624,547
Series A
5.25%, due 2/15/53	22,740,000	23,488,460
Series A
5.25%, due 2/15/58	16,415,000	16,921,285
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,102,657
Series B
5.25%, due 6/15/47	3,000,000	3,062,801
Series B
5.25%, due 6/15/52	5,000,000	5,053,569
Duluth Economic Development Authority, Cambia Hills of Bethel Project, Revenue Bonds
5.625%, due 12/1/55 (c)(d)(f)	6,000,000	2,820,000
		84,563,924
Mississippi 0.1%
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	6,750,000	4,322,196
Missouri 0.6%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	2,690,000	2,535,442
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/41	530,000	453,902
4.00%, due 3/1/46	1,695,000	1,389,169
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (b)	3,045,000	2,758,225
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	2,915,776
Series A
5.00%, due 6/15/45	3,520,000	3,537,556
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,113,627
Health & Educational Facilities Authority of the State of Missouri, AT Still University of Health Sciences, Revenue Bonds
Series A
4.00%, due 10/1/43	1,125,000	1,094,962
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,835,905

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	$ 7,000,000	$ 6,481,793
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	2,000,000	1,761,616
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (b)	4,700,000	3,741,817
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	785,000	718,804
6.00%, due 5/1/42	2,800,000	2,558,749
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	6,343,982
Springfield School District No. R-12, Unlimited General Obligation
2.25%, due 3/1/40	2,000,000	1,489,079
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,608,728
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	2,000,000	2,041,592
		46,380,724
Montana 0.3%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	10,000,000	10,023,936
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (b)
Series A
4.00%, due 10/15/41	3,000,000	2,434,950
Series A
4.00%, due 10/15/51	4,000,000	2,969,445
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,515,000	5,529,587
		20,957,918
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	2,500,000	1,777,025
Nevada 0.2%
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (b)	14,000,000	1,828,498
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,500,000	2,354,700

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (b)	$ 9,000,000	$ 913,511
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	2,788,551
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds (b)
Series A
5.00%, due 12/15/38	1,000,000	954,501
Series A
5.00%, due 12/15/48	3,465,000	3,089,516
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/34	2,000,000	2,069,084
5.00%, due 7/1/45	2,500,000	2,466,475
		16,464,836
New Hampshire 0.2%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: BAM
(zero coupon), due 1/1/26	1,995,000	1,773,768
Series B, Insured: BAM
(zero coupon), due 1/1/27	2,380,000	2,008,803
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/41	3,175,000	2,636,197
4.00%, due 1/1/51	4,600,000	3,495,757
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds (b)
5.00%, due 7/1/51	2,000,000	1,562,642
5.00%, due 7/1/56	910,000	694,770
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (b)	1,500,000	1,347,129
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	1,800,000	1,727,318
		15,246,384
New Jersey 3.2%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (b)	2,000,000	1,958,760
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds (b)
4.00%, due 7/15/50	2,450,000	2,075,229
4.00%, due 7/15/60	9,505,000	7,692,687
Series A
4.00%, due 8/1/60	3,755,000	3,038,822
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/36	5,250,000	5,627,105
Series LLL
5.00%, due 6/15/44	1,000,000	1,053,979

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/49	$ 6,840,000	$ 7,147,799
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
5.00%, due 11/1/36	3,500,000	3,750,979
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	500,000	492,592
Series A
5.00%, due 1/1/50	3,100,000	2,836,962
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	8,960,000	9,243,331
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	12,110,000	10,823,656
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (e)
5.125%, due 1/1/34	3,000,000	3,014,540
Insured: AGM
5.125%, due 7/1/42	1,705,000	1,709,403
5.375%, due 1/1/43	2,000,000	2,004,797
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (e)	10,585,000	10,741,361
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,061,550
New Jersey Educational Facilities Authority, St Elizabeth University, Revenue Bonds
Series D
5.00%, due 7/1/46	2,190,000	1,959,119
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
4.00%, due 6/15/38	10,450,000	10,443,529
Series AA
4.00%, due 6/15/40	11,500,000	11,340,972
Series A
4.00%, due 6/15/41	3,000,000	2,953,916
Series BB
4.00%, due 6/15/41	3,750,000	3,692,395
Series BB
4.00%, due 6/15/44	15,140,000	14,783,445
Series AA
4.00%, due 6/15/45	40,645,000	39,533,099
Series BB
4.00%, due 6/15/46	6,390,000	6,185,209
Series AA
4.00%, due 6/15/50	5,860,000	5,550,706

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
4.00%, due 6/15/50	$ 22,355,000	$ 21,175,090
Series AA
4.25%, due 6/15/44	2,055,000	2,068,137
Series AA
5.00%, due 6/15/50	6,960,000	7,334,617
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (e)	24,310,000	24,464,087
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 11/1/50	15,550,000	15,259,966
Series A
5.00%, due 11/1/39	500,000	501,841
Series A, Insured: BAM
5.00%, due 11/1/45	10,250,000	10,947,233
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	5,175,000	5,292,666
		258,759,579
New York 8.9%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 7/15/43	2,135,000	1,651,921
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (b)(e)	1,500,000	1,519,544
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (b)	1,225,000	1,121,332
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds
Series A
5.00%, due 12/1/51 (b)	2,125,000	1,776,600
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	6,700,000	6,788,784
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	38,000,000	7,382,967
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	7,000,000	7,272,936
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	5,375,000	5,138,031

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	$ 2,075,000	$ 1,537,966
Series A
4.00%, due 11/1/47	1,530,000	1,069,853
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,750,000	30,114,230
Series E
4.00%, due 11/15/45	13,000,000	12,330,236
Series A-1
4.00%, due 11/15/46	21,445,000	20,226,068
Series A-1
4.00%, due 11/15/46	11,300,000	10,657,709
Series A-3, Insured: AGM
4.00%, due 11/15/46	4,655,000	4,559,277
Series D
4.00%, due 11/15/47	12,575,000	11,796,543
Series A-1
4.00%, due 11/15/48	6,440,000	6,010,021
Series A-1
4.00%, due 11/15/49	34,215,000	31,791,090
Series A-1, Insured: AGM
4.00%, due 11/15/50	8,550,000	8,297,141
Series A-1
4.00%, due 11/15/50	800,000	741,041
Series D
4.00%, due 11/15/50	7,730,000	7,160,313
Series A-1
4.00%, due 11/15/51	10,540,000	9,735,428
Series A-1
4.00%, due 11/15/52	3,340,000	3,072,290
Series A-2
5.00%, due 11/15/27	3,150,000	3,282,899
Series B
5.00%, due 11/15/28	1,190,000	1,277,033
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	2,055,000	2,141,701
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,000,000	816,086
Nassau County Tobacco Settlement Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	2,075,000	1,932,463
Series A-3
5.125%, due 6/1/46	12,855,000	11,901,167

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	$ 12,615,000	$ 9,628,196
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 3/1/49	1,750,000	1,308,831
Series A, Insured: AGM-CR
3.00%, due 3/1/49	17,800,000	13,312,679
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/49	49,635,000	48,570,692
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,112,114
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	1,025,729
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,750,000	11,047,324
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	3,750,000	2,768,337
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.125%, due 9/15/50	21,780,000	16,804,122
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (b)	70,480,000	69,296,119
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/37	3,250,000	2,977,421
Series A
4.00%, due 8/1/38	1,750,000	1,578,000
Series A
4.00%, due 9/1/50	6,950,000	5,893,492
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	4,240,000	3,917,571
Series A
4.00%, due 7/1/53	4,310,000	3,990,580
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds (b)
5.00%, due 12/1/29	1,000,000	1,007,108
5.00%, due 12/1/30	1,200,000	1,208,886
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,600,000	6,814,614

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/51	$ 43,645,000	$ 33,792,455
Series A-1
4.00%, due 3/15/53	15,075,000	14,392,926
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B
4.00%, due 1/1/50	10,385,000	9,968,368
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	9,750,000	7,491,985
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,250,000	6,163,905
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds
4.00%, due 4/30/53 (e)	4,870,000	4,139,634
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (e)
4.375%, due 10/1/45	76,315,000	74,147,013
5.00%, due 10/1/35	6,110,000	6,405,373
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (e)
5.00%, due 12/1/34	10,000,000	10,878,941
5.00%, due 12/1/36	5,000,000	5,332,249
5.00%, due 12/1/38	12,990,000	13,686,950
5.00%, due 12/1/40	15,125,000	15,795,759
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (e)
Insured: AGM-CR
5.00%, due 12/1/40	17,510,000	18,589,262
5.00%, due 12/1/42	3,375,000	3,497,253
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (e)
Series A
5.00%, due 7/1/41	18,185,000	18,179,581
Series A
5.00%, due 7/1/46	12,375,000	12,225,540
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (e)
5.25%, due 8/1/31	4,120,000	4,279,493
5.375%, due 8/1/36	3,445,000	3,492,073
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/40	3,755,000	3,048,810
Series A, Insured: AGM
3.00%, due 12/1/44	6,500,000	5,036,384
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,374,288

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Port Authority of New York & New Jersey, Revenue Bonds
Series 223
4.00%, due 7/15/46 (e)	$ 9,620,000	$ 9,215,601
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (e)	2,455,000	2,343,004
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	1,500,000	1,503,220
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (b)	13,000,000	2,231,746
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	815,000	649,046
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	61,885,000	6,952,316
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	915,000	866,128
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	5,955,000	5,964,848
		719,008,636
North Carolina 0.6%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	2,000,000	1,701,964
4.00%, due 9/1/51	1,600,000	1,252,950
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	3,040,000	2,183,103
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	3,575,000	3,345,594
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
3.00%, due 1/1/42	2,370,000	1,918,644
Insured: AGM
5.00%, due 1/1/49	4,750,000	4,905,739
Insured: AGM-CR
5.00%, due 1/1/49	24,000,000	24,786,891
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	2,745,000	2,781,842
Series A
5.00%, due 7/1/54	7,005,000	7,093,579
		49,970,306

	Principal Amount	Value
Long-Term Municipal Bonds
North Dakota 0.4%
City of Grand Forks, Altru Health System, Revenue Bonds
4.00%, due 12/1/46	$ 3,955,000	$ 3,289,720
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,250,000	9,554,453
County of Ward, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/48	27,940,000	22,666,833
		35,511,006
Ohio 4.6%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	30,225,000	30,494,946
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	1,500,000	1,382,554
Series B-2, Class 2
5.00%, due 6/1/55	182,920,000	170,269,747
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,420,000	11,614,922
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,955,000	4,981,646
Series A
5.00%, due 12/1/47	1,435,000	1,429,975
Cleveland-Cuyahoga County Port Authority, Starwood Wasserman University Heights Holding LLC, Revenue Bonds (c)(d)(f)
Series A
7.00%, due 12/1/18	710,000	184,600
Series A
7.35%, due 12/1/31	6,000,000	1,560,000
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,368,590
5.00%, due 2/15/37	5,100,000	5,173,835
5.00%, due 2/15/52	7,885,000	7,723,493
5.00%, due 2/15/57	8,360,000	8,108,145
5.50%, due 2/15/57	32,930,000	33,424,520
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	550,000	559,558
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	987,529
5.00%, due 1/1/46	2,090,000	1,888,924
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	2,992,710
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,250,000	4,003,331
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (b)(e)	2,500,000	2,419,628

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	$ 4,750,000	$ 3,543,852
5.00%, due 11/1/44	750,000	685,751
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,668,382
5.00%, due 3/1/44	9,360,000	9,241,413
Ohio Higher Educational Facility Commission, Menorah Park Obligated Group, Revenue Bonds
5.25%, due 1/1/48	4,045,000	2,810,099
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	916,229
5.50%, due 12/1/53	1,215,000	1,135,299
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,250,000	7,760,160
State of Ohio, University Hospitals Health System, Revenue Bonds
Series A
4.00%, due 1/15/50	33,450,000	31,004,089
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,250,000	4,669,086
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,383,720
Series A
5.00%, due 7/1/39	2,000,000	1,946,419
Series A
5.00%, due 7/1/46	9,540,000	8,957,863
		366,291,015
Oklahoma 0.1%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/45	2,500,000	2,093,652
5.00%, due 9/1/37	3,500,000	3,438,257
Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. Cross Village Student Housing Project, Revenue Bonds (c)(d)
Series A
5.00%, due 8/1/47	6,525,171	6,525
Series A
5.25%, due 8/1/57	8,192,966	8,193
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (b)	1,500,000	1,359,743
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,221,011
		8,127,381
Oregon 0.1%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	711,456

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
County of Yamhill, George Fox University Project, Revenue Bonds
4.00%, due 12/1/51	$ 3,150,000	$ 2,809,478
Medford Hospital Facilities Authority, Rogue Valley Manor, Revenue Bonds
Series 2013A
5.00%, due 10/1/42	4,355,000	4,366,220
Oregon State Facilities Authority, Samaritan Health, Revenue Bonds
Series A
5.00%, due 10/1/46	2,280,000	2,295,779
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (b)	1,560,000	1,405,264
		11,588,197
Pennsylvania 4.0%
Allegheny County Airport Authority, Revenue Bonds (e)
Series A, Insured: AGM
4.00%, due 1/1/46	2,615,000	2,502,947
Series A
4.00%, due 1/1/56	7,500,000	6,745,023
Series A, Insured: AGM-CR
4.00%, due 1/1/56	7,755,000	7,195,989
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 4/1/44	16,100,000	15,442,738
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (b)	1,895,000	1,523,945
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	3,100,000	3,102,620
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (b)
5.00%, due 5/1/42	14,950,000	14,948,846
5.00%, due 5/1/42	6,565,000	6,572,755
5.125%, due 5/1/32	4,300,000	4,383,230
5.25%, due 5/1/42	1,110,000	1,112,221
5.375%, due 5/1/42	4,225,000	4,257,011
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
5.00%, due 5/1/42	3,500,000	3,537,037
6.00%, due 5/1/42 (b)	4,400,000	4,525,650
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/46	2,900,000	2,139,213
4.00%, due 7/1/51	7,250,000	5,099,276
5.00%, due 7/1/40	655,000	603,337
5.00%, due 7/1/41	2,500,000	2,283,544
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT5
4.00%, due 4/1/46	2,035,000	1,736,258
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,195,424

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.75%, due 10/1/38	$ 3,450,000	$ 3,341,243
5.75%, due 10/1/43	2,290,000	2,164,550
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
5.00%, due 10/1/39	1,575,000	1,498,310
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (b)	846,000	793,091
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (b)
5.00%, due 9/15/27	705,000	695,632
5.00%, due 9/15/28	740,000	728,744
5.00%, due 9/15/29	150,000	147,281
5.00%, due 9/15/37	640,000	672,615
5.00%, due 9/15/37	2,755,000	2,577,109
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	3,150,000	3,107,477
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	215,937
Series A
5.00%, due 1/1/39	290,000	287,528
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (b)
5.00%, due 10/15/34	5,850,000	5,513,851
5.125%, due 10/15/41	4,700,000	4,267,180
5.875%, due 10/15/40	3,700,000	3,677,858
6.25%, due 10/15/53	9,250,000	9,277,376
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,405,000	1,371,518
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	323,966
5.00%, due 12/1/49	1,020,000	800,467
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (b)
Series A
6.00%, due 7/15/38	2,795,000	2,853,566
Series A
6.50%, due 7/15/48	4,200,000	4,333,941
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO2
5.00%, due 5/1/46	4,005,000	3,919,705
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	3,000,000	2,876,549
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/44	1,550,000	1,416,532
4.00%, due 12/1/49	1,900,000	1,682,649
5.00%, due 12/1/49	4,190,000	4,245,064
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/56	2,780,000	1,988,688

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
4.00%, due 9/1/44	$ 3,000,000	$ 2,856,051
4.00%, due 9/1/49	5,000,000	4,671,594
Insured: AGM-CR
4.00%, due 9/1/49	15,810,000	15,077,602
Series A
4.00%, due 9/1/49	1,660,000	1,550,969
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	2,973,528
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,750,000	4,752,490
New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds
Series PP-1
5.25%, due 5/1/46	3,700,000	3,741,547
Northeastern Pennsylvania Hospital and Education Authority, King's College Project, Revenue Bonds
5.00%, due 5/1/44	1,000,000	955,193
5.00%, due 5/1/49	1,350,000	1,259,819
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	3,760,011
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (e)
Insured: AGM
5.00%, due 12/31/57	8,000,000	8,292,204
5.25%, due 6/30/53	15,205,000	15,871,326
Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
Series A
6.25%, due 9/1/33	1,560,000	1,563,405
Series A
6.50%, due 9/1/38	1,000,000	1,002,356
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/46	6,770,000	6,591,206
Series A
4.00%, due 12/1/50	7,750,000	7,421,880
Series A, Insured: BAM
4.00%, due 12/1/50	46,765,000	45,299,156
Series B
4.00%, due 12/1/51	335,000	314,929
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,094,511
Series A
5.00%, due 5/1/50	3,130,000	2,956,104
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	600,000	602,312
Series A
5.00%, due 8/1/50	1,050,000	1,020,579

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (b)
5.00%, due 3/15/45	$ 300,000	$ 325,731
5.00%, due 3/15/45	4,950,000	4,216,140
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (b)	1,700,000	1,620,249
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (b)
Series A
5.125%, due 6/1/38	2,000,000	1,901,116
Series A
5.25%, due 6/1/48	3,085,000	2,832,594
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	2,200,000	2,184,537
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School, Revenue Bonds
Series A
7.25%, due 6/15/43	4,200,000	4,300,702
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	7,680,000	7,581,318
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	944,644
5.00%, due 6/1/46	2,625,000	2,330,529
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,116,324
		317,668,147
Puerto Rico 9.1%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	44,000,000	7,930,432
Series B
(zero coupon), due 5/15/57	98,000,000	5,597,299
5.50%, due 5/15/39	1,295,000	1,295,107
5.625%, due 5/15/43	36,990,000	37,201,457
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,622,270	16,259,852
Series A-1
4.00%, due 7/1/33	9,480,206	9,016,598
Series A-1
4.00%, due 7/1/35	54,287,833	50,286,717
Series A-1
4.00%, due 7/1/37	33,904,000	30,469,732
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	98,852,938	50,785,697
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	103,585,363	85,198,961

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (b)
Series C
3.50%, due 7/1/26	$ 14,800,000	$ 14,150,339
Series A
5.00%, due 7/1/27	345,000	354,853
Series 2020A
5.00%, due 7/1/30	13,685,000	14,169,401
Series 2020A
5.00%, due 7/1/35	14,610,000	14,813,918
Series A
5.00%, due 7/1/37	6,000,000	6,051,286
Series A
5.00%, due 7/1/47	125,055,000	123,842,567
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/37 (b)	20,945,000	21,107,477
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
3.30%, due 7/1/19 (c)(d)(f)	1,015,000	378,087
Series ZZ
4.25%, due 7/1/20 (c)(d)(f)	1,355,000	504,737
Series CCC
4.25%, due 7/1/23 (c)(d)	1,150,000	428,375
Series CCC
4.375%, due 7/1/22 (c)(d)(f)	115,000	42,838
Series CCC
4.60%, due 7/1/24 (c)(d)	200,000	75,000
Series CCC
4.625%, due 7/1/25 (c)(d)	1,085,000	406,875
Series XX
4.75%, due 7/1/26 (c)(d)	320,000	120,000
Series ZZ
4.75%, due 7/1/27 (c)(d)	405,000	151,875
Series A
4.80%, due 7/1/29 (c)(d)	690,000	258,750
Series DDD
5.00%, due 7/1/20 (c)(d)(f)	3,250,000	1,210,625
Series TT
5.00%, due 7/1/20 (c)(d)(f)	2,195,000	817,637
Series CCC
5.00%, due 7/1/21 (c)(d)(f)	470,000	175,075
Series DDD
5.00%, due 7/1/21 (c)(d)(f)	275,000	102,438
Series TT
5.00%, due 7/1/21 (c)(d)(f)	1,215,000	452,587
Series TT
5.00%, due 7/1/23 (c)(d)	365,000	135,962

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series CCC
5.00%, due 7/1/24 (c)(d)	$ 1,845,000	$ 691,875
Series RR, Insured: NATL-RE
5.00%, due 7/1/24	115,000	115,028
Series TT
5.00%, due 7/1/24 (c)(d)	450,000	168,750
Series CCC
5.00%, due 7/1/25 (c)(d)	575,000	215,625
Series SS, Insured: NATL-RE
5.00%, due 7/1/25	770,000	765,081
Series TT
5.00%, due 7/1/25 (c)(d)	1,030,000	386,250
Series TT
5.00%, due 7/1/26 (c)(d)	1,050,000	393,750
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	150,000	151,004
Series TT
5.00%, due 7/1/27 (c)(d)	1,250,000	468,750
Series WW
5.00%, due 7/1/28 (c)(d)	380,000	142,500
Series TT
5.00%, due 7/1/32 (c)(d)	9,320,000	3,495,000
Series A
5.00%, due 7/1/42 (c)(d)	8,755,000	3,283,125
Series A
5.05%, due 7/1/42 (c)(d)	825,000	309,375
Series ZZ
5.25%, due 7/1/20 (c)(d)(f)	225,000	83,813
Series ZZ
5.25%, due 7/1/23 (c)(d)	620,000	230,950
Series AAA
5.25%, due 7/1/24 (c)(d)	3,000,000	1,125,000
Series WW
5.25%, due 7/1/25 (c)(d)	1,605,000	601,875
Series AAA
5.25%, due 7/1/26 (c)(d)	110,000	41,250
Series ZZ
5.25%, due 7/1/26 (c)(d)	3,520,000	1,320,000
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	624,172
Series AAA
5.25%, due 7/1/30 (c)(d)	985,000	369,375
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,812,047
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	340,544

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series WW
5.25%, due 7/1/33 (c)(d)	$ 8,310,000	$ 3,116,250
Series XX
5.25%, due 7/1/35 (c)(d)	2,265,000	849,375
Series XX
5.25%, due 7/1/40 (c)(d)	18,255,000	6,845,625
Series BBB
5.40%, due 7/1/28 (c)(d)	9,615,000	3,605,625
Series WW
5.50%, due 7/1/38 (c)(d)	11,595,000	4,348,125
Series XX
5.75%, due 7/1/36 (c)(d)	4,055,000	1,520,625
Series A
6.75%, due 7/1/36 (c)(d)	11,550,000	4,331,250
Series A
7.00%, due 7/1/33 (c)(d)	1,500,000	562,500
Series A
7.00%, due 7/1/43 (c)(d)	4,750,000	1,781,250
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (c)(d)
Series EEE
5.95%, due 7/1/30	25,885,000	9,706,875
Series EEE
6.05%, due 7/1/32	12,265,000	4,599,375
Series YY
6.125%, due 7/1/40	45,450,000	17,043,750
Series EEE
6.25%, due 7/1/40	10,165,000	3,811,875
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series B
(zero coupon), due 7/1/32	8,244,000	5,254,313
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	2,290,000	2,305,324
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	1,842,000	1,315,427
Series A-1
(zero coupon), due 7/1/46	88,638,000	25,394,565
(zero coupon), due 8/1/54	516,302	110,279
Series A-2
4.329%, due 7/1/40	20,750,000	19,584,566
Series A-1
4.50%, due 7/1/34	725,000	720,651
Series A-1
4.75%, due 7/1/53	9,000,000	8,545,341
Series A-2
4.784%, due 7/1/58	42,627,000	40,240,579

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
5.00%, due 7/1/58	$ 53,155,000	$ 51,866,709
		730,387,947
Rhode Island 0.3%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/24	1,735,000	1,660,896
Series A, Insured: AGC
(zero coupon), due 9/1/26	685,000	608,393
Series A, Insured: AGC
(zero coupon), due 9/1/29	1,835,000	1,471,048
Series A, Insured: AGC
(zero coupon), due 9/1/30	1,835,000	1,415,872
Series A, Insured: AGC
(zero coupon), due 9/1/32	1,500,000	1,069,749
Series A, Insured: AGC
(zero coupon), due 9/1/34	1,000,000	660,526
Series A, Insured: AGC
(zero coupon), due 9/1/35	360,000	226,026
Series A, Insured: AGC
(zero coupon), due 9/1/36	470,000	278,866
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/39	400,000	401,346
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	79,620,000	13,241,698
		21,034,420
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	789,106
Series A
5.00%, due 4/1/54	3,000,000	2,551,816
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (b)	3,530,000	2,310,042
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
Series A
5.00%, due 11/15/54	1,000,000	849,549
5.25%, due 11/15/47	5,125,000	4,722,235
5.25%, due 11/15/52	1,625,000	1,468,003
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,960,000	5,818,603

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/48	$ 21,089,000	$ 20,345,741
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,601,059
Series B, Insured: BAM
4.00%, due 12/1/54	5,182,000	4,906,676
Series B, Insured: BAM
4.00%, due 12/1/55	14,796,000	13,948,944
		62,311,774
Tennessee 0.5%
Chattanooga-Hamilton County Hospital Authority, Revenue Bonds
Series A
5.00%, due 10/1/44	6,250,000	6,251,686
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/41	2,265,000	1,961,865
Series B
4.00%, due 10/1/51	2,830,000	2,266,016
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
4.00%, due 5/1/46	3,000,000	2,845,181
4.00%, due 5/1/51	13,600,000	12,491,101
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	2,800,000	2,711,120
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	8,750,000	8,570,041
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.00%, due 5/1/52 (a)	6,550,000	6,792,569
		43,889,579
Texas 3.9%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
5.00%, due 7/15/41	3,300,000	2,920,309
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (b)
Series A
3.625%, due 7/1/26 (e)	15,055,000	13,798,702
Series B
6.50%, due 7/1/26	13,950,000	13,046,975
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	221,004
(zero coupon), due 1/1/34	3,275,000	2,200,997

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/35	$ 3,700,000	$ 2,365,440
(zero coupon), due 1/1/36	2,000,000	1,200,029
(zero coupon), due 1/1/39	3,500,000	1,724,175
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,000,000	5,708,576
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,355,000	2,006,594
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds (e)
Series B-1
4.00%, due 7/15/41	4,100,000	3,662,640
Series B-1
5.00%, due 7/15/30	2,000,000	2,014,016
City of Houston, Airport System, Revenue Bonds, Sub. Lien (e)
Series A
4.00%, due 7/1/48	6,810,000	6,372,880
Series A, Insured: AGM
5.25%, due 7/1/53	3,500,000	3,751,232
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (b)	1,250,000	1,155,455
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	1,180,000	1,039,363
Series A
4.00%, due 8/15/51	2,850,000	2,472,193
6.00%, due 8/15/43	3,500,000	3,505,128
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	3,750,000	2,886,471
Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds
Series A
5.25%, due 9/1/44	3,250,000	3,149,265
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/48 (h)	20,000,000	21,917,520
Grand Parkway Transportation Corp., Revenue Bonds, First Tier
Series C, Insured: AGM-CR
4.00%, due 10/1/49	73,390,000	72,333,779
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	849,775
Series A
5.00%, due 6/1/38	1,960,000	1,721,740
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	57,761

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	$ 535,000	$ 469,103
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,078
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	564,040
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	165,684
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	114,466
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,395,000	605,547
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,525,000	617,789
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,855,000	700,816
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	700,000	247,379
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/32	1,670,000	987,445
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/33	890,000	495,561
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	220,000	116,923
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	2,320,000	1,216,286
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,190,714
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	36,015,000	15,877,479
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/40	1,310,000	504,141
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,559,332
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,499,973
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (b)
4.00%, due 8/15/36	1,000,000	867,613
4.00%, due 8/15/41	6,390,000	5,175,664
4.00%, due 8/15/51	880,000	646,358
4.00%, due 8/15/56	7,000,000	4,982,065
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AGM
4.00%, due 7/1/48	1,000,000	891,819

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	$ 1,600,000	$ 1,253,697
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	555,000	379,102
Series A-1
5.00%, due 12/1/54	2,770,000	2,401,465
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds (b)
Series A
5.00%, due 8/15/40	4,000,000	3,660,535
Series A
5.00%, due 8/15/50	750,000	645,797
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (b)	3,930,000	3,261,712
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,044,004
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	2,500,000	1,923,390
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	18,000,000	14,425,675
5.00%, due 1/1/50	1,750,000	1,806,223
Port Freeport, Revenue Bonds, Senior Lien
4.00%, due 6/1/51 (e)	4,035,000	3,432,937
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47 (e)	4,200,000	4,096,915
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	6,000,000	6,132,179
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,303,913
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,350,000	1,249,644
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,252,375
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	2,992,125
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	2,120,000	2,105,650
Series A
4.00%, due 12/31/38	2,745,000	2,712,171
Series A
4.00%, due 12/31/39	4,385,000	4,308,931

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/55 (e)	$ 10,140,000	$ 10,141,743
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (e)
5.00%, due 6/30/58	13,300,000	13,448,564
6.75%, due 6/30/43	11,400,000	11,424,136
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/43	3,750,000	1,418,056
Series A
(zero coupon), due 8/1/44	4,200,000	1,501,356
		313,908,589
U.S. Virgin Islands 2.5%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	24,065,000	24,381,269
Series A
5.00%, due 10/1/32	38,430,000	38,708,437
Series A
5.00%, due 10/1/39	106,075,000	106,067,776
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (b)	16,870,000	15,495,886
Series A
5.00%, due 10/1/32	15,200,000	13,626,496
Series A
5.00%, due 10/1/34 (b)	2,600,000	2,266,236
Series C
5.00%, due 10/1/39 (b)	4,610,000	3,775,869
		204,321,969
Utah 1.5%
Black Desert Public Infrastructure District, Limited General Obligation (b)
Series A
3.75%, due 3/1/41	410,000	330,349
Series A
4.00%, due 3/1/51	2,725,000	2,075,370
City of Salt Lake City, Airport, Revenue Bonds (e)
Series A
5.00%, due 7/1/46	2,500,000	2,618,033
Series A
5.00%, due 7/1/51	3,500,000	3,640,855
Series A
5.25%, due 7/1/48	18,500,000	19,924,779
Series A
5.25%, due 7/1/53	7,500,000	8,032,113

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
City of Salt Lake City, Airport, Revenue Bonds (e)
Series A
5.50%, due 7/1/53	$ 6,450,000	$ 7,112,750
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (b)
4.50%, due 6/1/51	8,700,000	6,195,011
4.625%, due 6/1/57	2,000,000	1,408,307
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (b)	2,000,000	1,514,770
Mida Mountain Village Public Infrastructure District, Special Assessment (b)
Series A
4.50%, due 8/1/40	1,500,000	1,275,561
Series A
5.00%, due 8/1/50	5,000,000	4,222,990
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,419,002
Series A-1
4.00%, due 6/1/41	2,430,000	1,952,436
Series A-1
4.00%, due 6/1/52	14,600,000	10,972,626
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (b)	5,500,000	4,752,920
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	2,975,000	2,700,199
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	3,000,464
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Series A, Insured: UT CSCE
4.00%, due 4/15/45	2,020,000	1,825,739
Utah Charter School Finance Authority, Vista School, Revenue Bonds
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/45	1,870,000	1,683,028
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/54	4,750,000	4,062,892
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/51	3,000,000	2,716,207
Utah Infrastructure Agency, Revenue Bonds
3.00%, due 10/15/45	4,425,000	2,972,203
5.00%, due 10/15/46	3,450,000	3,317,113
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/42	4,220,000	3,532,696
Series A
5.00%, due 10/15/32	1,615,000	1,656,785
Series A
5.00%, due 10/15/34	3,135,000	3,202,287

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
Series A
5.00%, due 10/15/37	$ 1,100,000	$ 1,107,510
Series A
5.00%, due 10/15/40	3,880,000	3,860,155
Series A
5.375%, due 10/15/40	6,010,000	6,083,976
		121,169,126
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	1,857,891
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (e)	3,500,000	3,028,851
		4,886,742
Virginia 2.4%
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,750,000	6,394,583
Series A
5.00%, due 1/1/55	16,300,000	15,155,743
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,355,000	6,762,515
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,116,003
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,496,117
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,455,000	3,472,126
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	2,575,000	2,572,089
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,640,000	3,929,209
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	865,000	754,205
5.00%, due 4/1/49	1,000,000	1,005,736
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series 2007A-1
6.706%, due 6/1/46	31,225,000	27,918,563
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	4,275,000	3,294,113

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (b)	$ 1,945,000	$ 1,829,006
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (e)
4.00%, due 7/1/39	1,380,000	1,311,719
4.00%, due 1/1/48	8,250,000	7,385,652
5.00%, due 1/1/36	1,345,000	1,436,541
5.00%, due 1/1/38	3,000,000	3,139,240
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
Series A
4.00%, due 1/1/45	2,510,000	2,242,455
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/51	12,090,000	10,405,932
Virginia Small Business Financing Authority, I-495 Hot Lanes Project, Revenue Bonds, Senior Lien (e)
5.00%, due 12/31/47	9,750,000	10,063,997
5.00%, due 12/31/52	18,665,000	19,204,439
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien (e)
5.00%, due 12/31/52	10,000,000	10,098,513
5.00%, due 12/31/56	49,755,000	50,156,274
		193,144,770
Washington 1.4%
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,771,587
Pend Oreille County Public Utility District No. 1 Box Canyon, Green Bond, Revenue Bonds
5.00%, due 1/1/48	5,180,000	5,253,921
Port of Seattle, Intermediate Lien, Revenue Bonds
Series C
5.00%, due 8/1/46 (e)	18,250,000	19,107,347
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (e)	1,825,000	1,825,692
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (b)(e)	4,000,000	3,906,681
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,545,479
Series A
5.00%, due 10/1/40	3,000,000	3,033,526
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	3,130,000	3,027,190
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	5,565,000	4,403,898
Series B
3.00%, due 7/1/48	2,465,000	1,830,620

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/58	$ 13,760,000	$ 9,530,568
Series B
3.00%, due 7/1/58	4,000,000	2,739,878
Series B
3.00%, due 7/1/58	9,000,000	6,164,726
4.00%, due 7/1/58	8,910,000	7,748,229
Series B
4.00%, due 7/1/58	1,750,000	1,535,250
5.00%, due 7/1/58	10,000,000	10,142,827
Series A
5.00%, due 7/1/58	5,715,000	5,838,202
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (b)
Series A
4.00%, due 1/1/41	4,620,000	3,629,890
Series A
4.00%, due 1/1/51	1,700,000	1,196,032
Series A
4.00%, due 1/1/57	8,085,000	5,463,083
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	3,000,000	2,607,558
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	81,607
4.00%, due 12/1/37	290,000	223,239
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,670,000	8,314,004
5.50%, due 12/1/33	2,070,000	1,948,434
		113,869,468
West Virginia 0.4%
County of Monongalia, Development District No. 4 University Town Center, Tax Allocation
Series A
6.00%, due 6/1/53 (b)	3,000,000	3,199,297
County of Ohio, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	4,000,000	3,865,405
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	4,000,000	3,534,306
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (b)	950,000	856,107
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (b)	4,000,000	4,108,768
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/37	4,875,000	4,652,821

	Principal Amount	Value
Long-Term Municipal Bonds
West Virginia
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/38	$ 2,500,000	$ 2,341,814
Series A, Insured: AGM-CR
4.125%, due 1/1/47	13,350,000	11,936,868
		34,495,386
Wisconsin 2.2%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (b)
Series B
(zero coupon), due 1/1/60	71,700,000	4,035,491
Series A-1
5.00%, due 1/1/55	18,965,000	14,861,023
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds (b)
4.00%, due 3/1/26	755,000	723,874
4.00%, due 3/1/30	950,000	854,619
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (b)	235,000	221,334
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (e)	4,000,000	3,516,654
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (b)	900,000	754,800
4.00%, due 4/1/42 (b)	100,000	109,970
4.00%, due 4/1/52 (b)	3,000,000	2,311,627
5.00%, due 4/1/30 (b)	100,000	108,862
5.00%, due 4/1/30 (b)	600,000	615,272
5.00%, due 4/1/40 (b)	300,000	293,672
5.00%, due 4/1/50 (b)	100,000	113,256
5.00%, due 4/1/50 (b)	1,400,000	1,304,425
5.875%, due 4/1/45	6,350,000	6,418,972
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,410,000	9,033,215
Series A
4.00%, due 1/1/52	3,130,000	2,378,240
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/50	1,000,000	920,677
Series A, Insured: AGM
4.00%, due 7/1/55	1,250,000	1,124,262
Series A, Insured: AGM
4.00%, due 7/1/59	775,000	688,924
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	3,970,000	3,254,528
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds
4.00%, due 9/30/51 (e)	22,865,000	18,883,367

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/52 (b)	$ 1,565,000	$ 1,149,822
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/56	2,250,000	1,739,046
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	4,750,000	3,922,749
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (b)
Series A
5.00%, due 10/1/24	2,200,000	2,199,112
Series A
5.00%, due 10/1/28	1,000,000	1,013,093
Series A
5.00%, due 10/1/29	2,000,000	2,030,590
Series A
5.00%, due 10/1/34	1,090,000	1,099,128
Series A
5.00%, due 10/1/39	16,500,000	16,000,662
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (b)	750,000	698,738
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	4,085,000	3,982,149
5.00%, due 1/1/45	3,060,000	2,913,064
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,315,802
Series A
5.00%, due 6/1/49	6,875,000	6,548,967
Series B
5.00%, due 6/1/49	2,720,000	2,591,009
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	1,950,000	1,832,793
5.50%, due 1/1/47	5,910,000	5,929,439
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	1,975,291
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (b)	1,100,000	988,190
Public Finance Authority, College Achieve Central Charter School, Revenue Bonds
Series A
5.00%, due 6/15/51 (b)	2,145,000	1,879,722
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 2/1/52	4,000,000	3,989,477

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (b)	$ 3,200,000	$ 2,688,389
Public Finance Authority, Nevada State College, Revenue Bonds (b)
Series A
5.00%, due 5/1/60	6,555,000	5,743,032
Series B
9.00%, due 5/1/71	3,035,000	3,080,197
Public Finance Authority, Wingate University, Revenue Bonds
Series A
5.25%, due 10/1/38	3,250,000	3,273,818
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	1,908,263
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (b)	2,000,000	1,600,114
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (b)	12,690,000	13,802,477
Wisconsin Health & Educational Facilities Authority, St. Camillus Health System, Inc., Revenue Bonds
Series B-2
2.55%, due 11/1/27	900,000	846,433
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	560,000	472,105
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,461,218
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	3,200,000	2,989,730
		174,191,683
Wyoming 0.1%
Sublette County Hospital District, Hospital Construction Project, Revenue Bonds
Series A
5.00%, due 6/15/26	12,183,000	12,173,151
Total Long-Term Municipal Bonds (Cost $7,575,771,708)		7,196,440,470
Short-Term Municipal Notes 7.3%
Alabama 0.4%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
4.33%, due 10/1/52 (i)	28,020,000	27,251,204
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (e)(i)	3,140,000	3,467,713
		30,718,917

	Principal Amount	Value
Short-Term Municipal Notes
California 0.6%
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
4.427%, due 7/1/27 (i)	$ 22,150,000	$ 22,002,042
Regents of the University of California Medical Center, Revenue Bonds
Series O-2
3.40%, due 5/15/45 (i)	14,700,000	14,700,000
Tender Option Bond Trust Receipts, Revenue Bonds (b)(i)
4.81%, due 4/1/43	5,540,000	5,540,000
4.81%, due 4/1/43	4,777,000	4,777,000
4.81%, due 4/1/43	3,300,000	3,300,000
		50,319,042
District of Columbia 0.2%
District of Columbia, MedStar Health Obligated Group, Revenue Bonds
Series A
4.55%, due 8/15/38 (i)	16,615,000	16,615,000
Florida 0.1%
City of Gainesville, Utilities System, Revenue Bonds
Series B
4.60%, due 10/1/42 (i)	11,325,000	11,325,000
Georgia 0.2%
Development Authority of Appling County, Georgia Power Co., Revenue Bonds
Series 1
4.80%, due 9/1/41 (i)	15,500,000	15,500,000
Illinois 0.1%
Illinois Finance Authority, Northwestern Memorial Healthcare Obligated Group, Revenue Bonds
Series C
4.43%, due 7/15/55 (i)	8,850,000	8,850,000
Michigan 0.1%
Michigan State Building Authority, Facilities Program, Revenue Bonds
Series I
4.10%, due 4/15/58 (i)	5,000,000	5,000,000
New Jersey 0.8%
New Jersey Health Care Facilities Financing Authority, Virtua Health, Revenue Bonds
Series C
4.15%, due 7/1/43 (i)	2,100,000	2,100,000
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
4.344%, due 1/1/24 (i)	64,900,000	64,896,184
		66,996,184

	Principal Amount	Value
Short-Term Municipal Notes
New York 2.5%
City of New York, Unlimited General Obligation (i)
Series E
4.50%, due 3/1/48	$ 17,585,000	$ 17,585,000
Series F-6
4.65%, due 6/1/44	30,745,000	30,745,000
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds (i)
Series CC
4.48%, due 6/15/53	15,000,000	15,000,000
Series CC
4.50%, due 6/15/41	14,430,000	14,430,000
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds (i)
Series C-4
4.48%, due 11/1/44	42,230,000	42,230,000
Series A-4
4.50%, due 11/1/29	6,000,000	6,000,000
Series A-4
4.65%, due 8/1/45	54,000,000	54,000,000
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series C
4.48%, due 1/1/32 (i)	21,000,000	21,000,000
		200,990,000
Ohio 0.3%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System, Revenue Bonds
Series B-4
4.43%, due 1/1/43 (i)	23,260,000	23,260,000
Oregon 0.3%
Oregon State Facilities Authority, PeaceHealth, Revenue Bonds
Series B
4.53%, due 8/1/34 (i)	20,090,000	20,090,000
Pennsylvania 0.1%
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (i)	9,500,000	8,549,533
Puerto Rico 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
4.227%, due 7/1/29 (i)	4,690,000	4,376,069
Texas 0.9%
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital Obligated Group, Revenue Bonds
Series B
4.60%, due 12/1/59 (i)	15,950,000	15,950,000

	Principal Amount	Value
Short-Term Municipal Notes
Texas
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Revenue Bonds
Series A-2
4.60%, due 12/1/41 (i)	$ 14,000,000	$ 14,000,000
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.354%, due 9/15/27 (i)	42,775,000	42,531,422
		72,481,422
Utah 0.4%
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series C
4.45%, due 5/15/58 (i)	28,800,000	28,800,000
Wisconsin 0.2%
Wisconsin Health & Educational Facilities Authority, Medical College of Wisconsin, Revenue Bonds
Series B
4.53%, due 12/1/33 (i)	20,000,000	20,000,000
Total Short-Term Municipal Notes (Cost $584,618,697)		583,871,167
Total Municipal Bonds (Cost $8,160,390,405)		7,780,311,637

Long-Term Bonds 0.2%
Corporate Bonds 0.2%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,250,000	4,186,061
Wildflower Improvement Association
6.625%, due 3/1/31 (b)	4,215,913	4,006,093
		8,192,154
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	9,450,000	6,483,362
Total Corporate Bonds (Cost $15,771,384)		14,675,516
Total Long-Term Bonds (Cost $15,771,384)		14,675,516

	Shares	Value
Closed-End Funds 0.5%
Massachusetts 0.1%
DWS Municipal Income Trust	131,002	1,146,267
Pioneer Municipal High Income Advantage Fund, Inc.	200,399	1,611,208

	Shares	Value
Closed-End Funds
Massachusetts
Pioneer Municipal High Income Fund Trust	200,954	$ 1,744,281
		4,501,756
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	245,271	2,727,414
Multi-State 0.3%
BlackRock Municipal 2030 Target Term Trust	427,334	8,974,014
BlackRock MuniHoldings Fund, Inc.	146,484	1,734,371
BlackRock MuniYield Quality Fund II, Inc.	588,091	5,980,885
BlackRock MuniYield Quality Fund, Inc.	287,227	3,406,512
		20,095,782
New Jersey 0.0% ‡
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	307,548	3,444,538
New York 0.1%
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	5,482,127
BlackRock MuniYield New York Quality Fund, Inc.	543,595	5,479,438
BlackRock New York Municipal Income Trust	26,795	277,328
		11,238,893
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	18,699	185,307
Total Closed-End Funds (Cost $53,605,846)		42,193,690
Short-Term Investment 2.1%
Unaffiliated Investment Company 2.1%
BlackRock Liquidity Funds MuniCash, 3.751% (j)	170,285,734	170,288,164
Total Short-Term Investment (Cost $170,288,164)		170,288,164
Total Investments (Cost $8,400,055,799)	99.7%	8,007,469,007
Other Assets, Less Liabilities	0.3	24,187,951
Net Assets	100.0%	$ 8,031,656,958

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2023.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Issue in default.

(d)	Issue in non-accrual status.
(e)	Interest on these securities was subject to alternative minimum tax.
(f)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $104,995,224, which represented 1.3% of the Fund’s net assets.
(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2023.
(h)	Delayed delivery security.
(i)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(j)	Current yield as of July 31, 2023.
Futures Contracts
As of July 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(6,500)	September 2023	$ (739,297,065)	$ (724,140,625)	$ 15,156,440
U.S. Treasury Long Bonds	(2,750)	September 2023	(347,198,973)	(342,203,125)	4,995,848
Net Unrealized Appreciation					$ 20,152,288

1.	As of July 31, 2023, cash in the amount of $23,725,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2023.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MTA—Metropolitan Transportation Authority
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 7,196,440,470	$ —	$ 7,196,440,470
Short-Term Municipal Notes	—	583,871,167	—	583,871,167
Total Municipal Bonds	—	7,780,311,637	—	7,780,311,637
Long-Term Bonds
Corporate Bonds	—	14,675,516	—	14,675,516
Total Corporate Bonds	—	14,675,516	—	14,675,516
Closed-End Funds	42,193,690	—	—	42,193,690
Short-Term Investment
Unaffiliated Investment Company	170,288,164	—	—	170,288,164
Total Investments in Securities	212,481,854	7,794,987,153	—	8,007,469,007
Other Financial Instruments
Futures Contracts (b)	20,152,288	—	—	20,152,288
Total Investments in Securities and Other Financial Instruments	$ 232,634,142	$ 7,794,987,153	$ —	$ 8,027,621,295

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC International Research Equity Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 95.5%
Australia 2.9%
ANZ Group Holdings Ltd. (Banks)	72,802	$ 1,259,203
Brambles Ltd. (Commercial Services & Supplies)	32,520	307,341
Glencore plc (Metals & Mining)	268,277	1,630,401
Goodman Group (Industrial REITs)	64,298	887,101
Orora Ltd. (Containers & Packaging)	76,126	183,571
Rio Tinto plc (Metals & Mining)	2,460	162,588
Stockland (Diversified REITs)	136,096	385,774
Whitehaven Coal Ltd. (Oil, Gas & Consumable Fuels)	29,098	135,252
		4,951,231
Austria 1.0%
BAWAG Group AG (Banks) (a)	13,439	654,585
Erste Group Bank AG (Banks)	25,517	964,563
		1,619,148
Belgium 1.4%
KBC Group NV (Banks)	22,139	1,664,981
UCB SA (Pharmaceuticals)	7,692	680,986
		2,345,967
Brazil 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities) (b)	49,300	605,727
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	49,000	360,706
Rumo SA (Ground Transportation)	130,350	640,620
Vale SA (Metals & Mining)	34,200	500,190
		2,107,243
Burkina Faso 0.3%
Endeavour Mining plc (Metals & Mining)	18,753	453,093
Canada 4.2%
Barrick Gold Corp. (Metals & Mining)	35,120	606,707
Boat Rocker Media, Inc. (Entertainment) (b)	42,890	63,263
Canadian Pacific Kansas City Ltd. (Ground Transportation)	3,981	327,561
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	50,017	951,296
Constellation Software, Inc. (Software)	442	933,830
Hydro One Ltd. (Electric Utilities) (a)	9,356	263,939
Intact Financial Corp. (Insurance)	5,986	884,338
Ivanhoe Mines Ltd., Class A (Metals & Mining) (b)(c)	42,235	447,765
Lightspeed Commerce, Inc. (Software) (b)	24,468	430,147
Methanex Corp. (Chemicals)	10,903	491,385
Nuvei Corp. (Financial Services) (b)	3,286	112,085
Shopify, Inc., Class A (IT Services) (b)	16,249	1,097,716
Teck Resources Ltd., Class B (Metals & Mining)	10,098	448,596
		7,058,628
China 7.6%
Anhui Conch Cement Co. Ltd., Class H (Construction Materials)	63,000	189,431
BYD Co. Ltd., Class H (Automobiles)	12,886	455,370

	Shares	Value
Common Stocks
China
China Longyuan Power Group Corp. Ltd., Class H (Independent Power and Renewable Electricity Producers)	531,877	$ 510,810
China Merchants Bank Co. Ltd., Class H (Banks)	262,597	1,294,651
China Pacific Insurance Group Co. Ltd., Class H (Insurance)	138,463	371,062
ENN Energy Holdings Ltd. (Gas Utilities)	55,300	664,757
KE Holdings, Inc., ADR (Real Estate Management & Development) (b)	79,982	1,393,286
Meituan (Hotels, Restaurants & Leisure) (a)(b)	88,970	1,668,993
Minth Group Ltd. (Automobile Components)	134,000	426,971
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	85,360	615,664
Prosus NV (Broadline Retail) (b)	7,038	557,388
Tencent Holdings Ltd. (Interactive Media & Services)	79,639	3,618,980
Trip.com Group Ltd. (Hotels, Restaurants & Leisure) (b)	24,482	977,535
WuXi AppTec Co. Ltd., Class H (Life Sciences Tools & Services) (a)	17,000	160,324
		12,905,222
Denmark 0.7%
AP Moller - Maersk A/S, Class B (Marine Transportation)	78	160,376
Ascendis Pharma A/S, ADR (Biotechnology) (b)	3,360	302,904
Genmab A/S (Biotechnology) (b)	1,958	805,168
		1,268,448
Finland 0.1%
Nokian Renkaat OYJ (Automobile Components)	19,677	182,944
France 11.7%
Air France-KLM (Passenger Airlines) (b)	381,788	659,258
Airbus SE (Aerospace & Defense)	8,519	1,254,943
ALD SA (Ground Transportation) (a)	34,210	363,538
Arkema SA (Chemicals)	4,085	439,983
AXA SA (Insurance)	58,783	1,807,755
BNP Paribas SA (Banks)	22,047	1,454,925
Bureau Veritas SA (Professional Services)	26,395	724,952
Capgemini SE (IT Services)	2,967	537,776
Dassault Aviation SA (Aerospace & Defense)	1,092	212,156
Edenred (Financial Services)	5,957	386,958
Engie SA (Multi-Utilities)	73,774	1,209,580
JCDecaux SE (Media) (b)	21,090	395,363
Klepierre SA (Retail REITs)	20,016	531,483
Legrand SA (Electrical Equipment)	6,798	681,068
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,793	2,604,433
Pernod Ricard SA (Beverages)	14,701	3,242,448
Renault SA (Automobiles)	15,863	695,998
Safran SA (Aerospace & Defense)	4,315	716,206
TotalEnergies SE (Oil, Gas & Consumable Fuels)	10,027	609,224
Valeo (Automobile Components)	13,426	303,357
Vinci SA (Construction & Engineering)	7,524	883,352
Worldline SA (Financial Services) (a)(b)	4,449	176,247
		19,891,003

	Shares	Value
Common Stocks
Germany 5.0%
adidas AG (Textiles, Apparel & Luxury Goods)	4,762	$ 963,391
Brenntag SE (Trading Companies & Distributors)	8,721	675,814
Commerzbank AG (Banks)	69,594	832,140
Daimler Truck Holding AG (Machinery)	26,539	996,484
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	39,352	858,514
DHL Group (Air Freight & Logistics)	10,864	558,069
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	6,429	282,747
RWE AG (Independent Power and Renewable Electricity Producers)	18,668	803,162
Siemens AG (Registered) (Industrial Conglomerates)	8,020	1,366,612
Siemens Healthineers AG (Health Care Equipment & Supplies) (a)	5,182	300,948
Talanx AG (Insurance)	14,338	878,090
		8,515,971
Hong Kong 2.1%
AIA Group Ltd. (Insurance)	217,508	2,158,653
CK Asset Holdings Ltd. (Real Estate Management & Development)	87,000	501,994
Techtronic Industries Co. Ltd. (Machinery)	57,000	643,533
Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	48,000	256,959
		3,561,139
India 2.2%
Axis Bank Ltd. (Banks)	74,463	863,603
Bharti Airtel Ltd. (Wireless Telecommunication Services)	103,188	1,116,455
Kotak Mahindra Bank Ltd. (Banks)	50,619	1,142,591
SBI Life Insurance Co. Ltd. (Insurance) (a)	43,282	674,709
		3,797,358
Indonesia 0.4%
Bank Rakyat Indonesia Persero Tbk. PT (Banks)	1,780,610	667,138
Ireland 1.4%
AIB Group plc (Banks)	189,497	891,330
CRH plc (Construction Materials)	8,906	530,538
Ryanair Holdings plc, Sponsored ADR (Passenger Airlines) (b)	4,459	457,181
Smurfit Kappa Group plc (Containers & Packaging)	12,483	493,965
		2,373,014
Israel 0.2%
Wix.com Ltd. (IT Services) (b)	3,419	322,480
Italy 2.8%
DiaSorin SpA (Health Care Equipment & Supplies)	2,584	289,935
Enel SpA (Electric Utilities)	94,495	651,644
Eurogroup Laminations SpA (Electrical Equipment) (b)	30,989	170,532
Ferrari NV (Automobiles)	2,498	800,345
FinecoBank Banca Fineco SpA (Banks)	64,767	1,005,148
Stevanato Group SpA (Life Sciences Tools & Services)	14,550	454,396

	Shares	Value
Common Stocks
Italy
UniCredit SpA (Banks)	51,475	$ 1,301,726
		4,673,726
Japan 13.6%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	4,200	576,424
Astellas Pharma, Inc. (Pharmaceuticals)	24,800	362,678
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	32,400	963,585
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	38,100	1,164,170
Daikin Industries Ltd. (Building Products)	1,600	322,665
Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	6,600	709,338
Eisai Co. Ltd. (Pharmaceuticals)	7,700	485,820
Hakuhodo DY Holdings, Inc. (Media)	18,800	215,797
Hoya Corp. (Health Care Equipment & Supplies)	4,803	558,068
Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	20,545	1,245,712
Isuzu Motors Ltd. (Automobiles)	56,070	725,976
ITOCHU Corp. (Trading Companies & Distributors)	16,800	679,015
KDDI Corp. (Wireless Telecommunication Services)	31,006	912,537
Koito Manufacturing Co. Ltd. (Automobile Components)	9,770	179,275
Makita Corp. (Machinery)	28,000	784,705
Mitsubishi Corp. (Trading Companies & Distributors)	15,700	801,747
Mitsubishi Electric Corp. (Electrical Equipment)	14,300	206,160
Mitsubishi UFJ Financial Group, Inc. (Banks)	171,600	1,382,305
Mitsui & Co. Ltd. (Trading Companies & Distributors)	18,400	716,651
Musashi Seimitsu Industry Co. Ltd. (Automobile Components)	19,000	236,256
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	761,650	872,125
Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	22,400	858,117
Sony Group Corp. (Household Durables)	18,956	1,774,148
Square Enix Holdings Co. Ltd. (Entertainment)	18,200	842,293
Sumitomo Mitsui Trust Holdings, Inc. (Banks)	20,300	788,656
T&D Holdings, Inc. (Insurance)	57,800	938,922
Terumo Corp. (Health Care Equipment & Supplies)	17,100	559,042
Tokio Marine Holdings, Inc. (Insurance)	10,250	234,807
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	12,920	1,929,395
Yamaha Motor Co. Ltd. (Automobiles)	33,230	971,685
		22,998,074
Luxembourg 0.3%
ArcelorMittal SA (Metals & Mining)	15,101	436,673
Macao 0.2%
Sands China Ltd. (Hotels, Restaurants & Leisure) (b)	85,200	325,007
Mexico 0.2%
GMexico Transportes SAB de CV (Ground Transportation) (a)	111,000	264,491
Netherlands 5.7%
Adyen NV (Financial Services) (a)(b)	331	614,976

	Shares	Value
Common Stocks
Netherlands
Akzo Nobel NV (Chemicals)	4,357	$ 372,511
Argenx SE (Biotechnology) (b)	1,452	729,588
ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,766	2,700,576
IMCD NV (Trading Companies & Distributors)	2,267	343,850
Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	37,793	1,304,154
Shell plc (Oil, Gas & Consumable Fuels)	107,743	3,271,515
Wolters Kluwer NV (Professional Services)	2,501	314,033
		9,651,203
Nigeria 0.1%
Airtel Africa plc (Wireless Telecommunication Services) (a)	131,606	196,933
Portugal 0.3%
EDP - Energias de Portugal SA (Electric Utilities)	112,405	525,255
Republic of Korea 1.4%
Coupang, Inc. (Broadline Retail) (b)	54,249	984,619
LG Chem Ltd. (Chemicals)	824	418,901
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,101	574,405
Shinhan Financial Group Co. Ltd. (Banks)	2,817	77,461
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	8,611	311,432
		2,366,818
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (b)(d)(e)	11,171	27,760
Mobile TeleSystems PJSC (Wireless Telecommunication Services) (d)(e)	80,528	—
		27,760
Singapore 0.4%
SATS Ltd. (Transportation Infrastructure) (b)	85,712	180,480
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	257,000	514,097
		694,577
South Africa 0.6%
Anglo American plc (Metals & Mining)	21,825	670,538
Sibanye Stillwater Ltd. (Metals & Mining)	135,209	255,694
Thungela Resources Ltd. (Oil, Gas & Consumable Fuels)	20,580	154,876
		1,081,108
Spain 0.4%
Cellnex Telecom SA (Diversified Telecommunication Services)	13,768	562,222
Iberdrola SA (Electric Utilities) (c)	10,030	125,223
		687,445
Sweden 0.5%
Assa Abloy AB, Class B (Building Products)	17,013	408,904
Volvo AB, Class B (Machinery)	23,114	509,539
		918,443

	Shares	Value
Common Stocks
Switzerland 3.6%
Alcon, Inc. (Health Care Equipment & Supplies)	14,330	$ 1,216,666
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	10,603	1,705,866
DSM-Firmenich AG (Chemicals)	1,346	148,733
Novartis AG (Registered) (Pharmaceuticals)	22,007	2,298,237
Tecan Group AG (Registered) (Life Sciences Tools & Services)	1,385	550,156
Wizz Air Holdings plc (Passenger Airlines) (a)(b)	4,543	138,352
		6,058,010
Taiwan 3.5%
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,945	438,878
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	152,548	1,092,177
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	45,158	4,477,416
		6,008,471
Thailand 0.7%
Kasikornbank PCL
(Banks)	37,900	140,068
NVDR (Banks)	176,020	647,950

Minor International PCL, NVDR (Hotels, Restaurants & Leisure)	384,900	371,083
PTT Global Chemical PCL (Chemicals)	45,700	52,738
		1,211,839
United Kingdom 15.7%
Abcam plc, Sponsored ADR (Biotechnology) (b)	22,545	528,455
Admiral Group plc (Insurance)	30,926	844,976
Allfunds Group plc (Capital Markets)	41,034	267,317
AstraZeneca plc (Pharmaceuticals)	20,473	2,939,012
BAE Systems plc (Aerospace & Defense)	50,578	604,565
Beazley plc (Insurance)	154,044	1,084,343
BP plc (Oil, Gas & Consumable Fuels)	442,334	2,741,843
British American Tobacco plc (Tobacco)	38,964	1,307,866
BT Group plc (Diversified Telecommunication Services)	239,033	374,251
CNH Industrial NV (Machinery)	19,419	279,914
ConvaTec Group plc (Health Care Equipment & Supplies) (a)	168,365	450,725
Croda International plc (Chemicals)	5,415	409,316
HSBC Holdings plc (Banks)	297,800	2,470,040
IMI plc (Machinery)	13,610	284,528
International Consolidated Airlines Group SA (Passenger Airlines) (b)	118,358	259,892
London Stock Exchange Group plc (Capital Markets)	11,150	1,210,857
Mobico Group plc (Ground Transportation)	114,185	136,794
National Grid plc (Multi-Utilities)	42,803	566,616
Reckitt Benckiser Group plc (Household Products)	29,171	2,185,549
Rolls-Royce Holdings plc (Aerospace & Defense) (b)	135,462	321,353
Rotork plc (Machinery)	104,723	414,478
Smith & Nephew plc (Health Care Equipment & Supplies)	26,771	407,125
Standard Chartered plc (Banks)	167,046	1,602,265
Trainline plc (Hotels, Restaurants & Leisure) (a)(b)	47,573	160,813
Unilever plc (Personal Care Products)	69,233	3,723,711
Whitbread plc (Hotels, Restaurants & Leisure)	13,584	609,982

	Shares	Value
Common Stocks
United Kingdom
Wise plc, Class A (Financial Services) (b)	28,663	$ 285,890
WPP plc (Media)	22,213	242,766
		26,715,242
United States 3.1%
Experian plc (Professional Services)	10,098	389,945
GSK plc (Pharmaceuticals)	62,811	1,116,105
Haleon plc (Personal Care Products)	491,779	2,122,472
QIAGEN NV (Life Sciences Tools & Services) (b)	13,108	614,682
Roche Holding AG (Pharmaceuticals)	1,165	361,503
Schneider Electric SE (Electrical Equipment)	3,876	690,560
		5,295,267
Total Common Stocks (Cost $155,135,545)		162,156,369
Preferred Stocks 1.3%
Brazil 0.4%
Banco Bradesco SA (Banks)	204,700	721,185
Germany 0.1%
Volkswagen AG (Automobiles) 2.91%	1,262	167,285
Republic of Korea 0.8%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	28,031	1,262,291
Total Preferred Stocks (Cost $2,557,629)		2,150,761
Exchange-Traded Fund 2.1%
United States 2.1%
iShares MSCI ACWI ex U.S. ETF (c)	69,204	3,539,784
Total Exchange-Traded Fund (Cost $3,436,148)		3,539,784

Short-Term Investments 1.0%
Affiliated Investment Company 0.2%
United States 0.2%
MainStay U.S. Government Liquidity Fund, 5.075% (f)	353,570	353,570
Unaffiliated Investment Companies 0.8%
United States 0.8%
Invesco Government & Agency Portfolio, 5.303% (f)(g)	1,247,343	1,247,343

	Shares	Value
Short-Term Investments
United States
RBC U.S. Government Money Market Fund, 5.304% (f)(g)	50,000	$ 50,000
		1,297,343
Total Short-Term Investments (Cost $1,650,913)		1,650,913
Total Investments, Before Investments Sold Short (Cost $162,780,235)	99.9%	169,497,827
Investments Sold Short (0.0)% ‡
Common Stock Sold Short (0.0)% ‡
Australia (0.0)% ‡
Virgin Australia Airlines Holdings Pty. Ltd. (Passenger Airlines) (b)(d)(e)	(444,108)	(30)
Total Common Stock Sold Short (Proceeds $0)		(30)

	Number of Rights
Right Sold Short (0.0)% ‡
United States (0.0)% ‡
Intercell (Biotechnology) Expires 12/31/49 (b)(d)(e)	(19,159)	(2)
Total Right Sold Short (Proceeds $0)		(2)
Total Investments Sold Short (Proceeds $0)		(32)
Total Investments, Net of Investments Sold Short (Cost $162,780,235)	99.9%	169,497,795
Other Assets, Less Liabilities	0.1	215,581
Net Assets	100.0%	$ 169,713,376

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $1,278,700; the total market value of collateral held by the Fund was $1,310,411. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $13,068. The Fund received cash collateral with a value of $1,297,343.
(d)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $27,728, which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of July 31, 2023.
(g)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 557	$ 28,952	$ (29,155)	$ —	$ —	$ 354	$ 24	$ —	354
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 162,128,609	$ —	$ 27,760	$ 162,156,369
Preferred Stocks	2,150,761	—	—	2,150,761
Exchange-Traded Fund	3,539,784	—	—	3,539,784
Short-Term Investments
Affiliated Investment Company	353,570	—	—	353,570
Unaffiliated Investment Companies	1,297,343	—	—	1,297,343
Total Short-Term Investments	1,650,913	—	—	1,650,913
Total Investments in Securities	$ 169,470,067	$ —	$ 27,760	$ 169,497,827
Liability Valuation Inputs
Common Stock Sold Short	$ —	$ —	$ (30)	$ (30)
Right Sold Short	—	—	(2)	(2)
Total Investments in Securities Sold Short	$ —	$ —	$ (32)	$ (32)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay New York Tax Free Opportunities Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.3%
Long-Term Municipal Bonds 90.8%
Certificate of Participation/Lease 0.1%
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 653,246
Insured: AGM State Aid Withholding
4.00%, due 6/1/35	850,000	854,750
		1,507,996
Education 13.8%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	151,337
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	2,135,278
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,766,461
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,748,661
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	884,968
5.00%, due 10/1/43	2,000,000	1,949,617
5.00%, due 10/1/48	2,000,000	1,914,934
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,000,000	914,058
Series A
4.00%, due 11/1/45	4,000,000	3,499,561
Series A
4.00%, due 11/1/50	1,000,000	846,204
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	500,000	458,811
Series A
5.00%, due 8/1/52	3,995,000	3,610,981
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds
Series A
4.00%, due 11/1/41 (a)	2,000,000	1,625,131
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,120,719
Build NYC Resource Corp., Grand Concourse Academy Charter School Project, Revenue Bonds
Series A
5.00%, due 7/1/42	600,000	608,408
Series A
5.00%, due 7/1/56	550,000	540,351

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	$ 1,050,000	$ 1,023,933
Series A
5.50%, due 5/1/48	1,500,000	1,477,925
Build NYC Resource Corp., Kipp NYC Public Charter Schools, Revenue Bonds
5.00%, due 7/1/42	1,000,000	1,016,569
5.25%, due 7/1/52	10,000,000	10,172,236
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,392,373
5.00%, due 8/1/47	240,000	243,341
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44	2,500,000	2,061,891
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,000,000	987,998
Series A
5.00%, due 6/1/37	1,500,000	1,450,461
Series A
5.00%, due 6/1/47	3,100,000	2,837,655
Series A
5.00%, due 6/1/52	1,500,000	1,352,114
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds (a)
Series A
4.00%, due 6/15/51	1,200,000	880,806
Series A
4.00%, due 6/15/56	1,640,000	1,171,550
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	3,929,063
5.00%, due 7/1/33	1,520,000	1,542,206
Build NYC Resource Corp., Shefa School Project, Revenue Bonds
Series A
5.00%, due 6/15/51 (a)	2,500,000	2,142,377
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn, Revenue Bonds
Series A
5.50%, due 6/15/63 (a)	1,375,000	1,331,784
City of New Rochelle, IONA College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	3,810,000	3,840,796
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,208,411
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,100,000	1,127,454
Series A
5.00%, due 7/1/45	3,500,000	3,546,380

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Dutchess County Local Development Corp., Culinary Institute of America Project (The), Revenue Bonds
Series A-1
5.00%, due 7/1/31	$ 375,000	$ 386,346
Series A-1
5.00%, due 7/1/33	700,000	717,613
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
5.00%, due 7/1/43	2,000,000	2,084,492
5.00%, due 7/1/48	4,000,000	4,142,812
Hempstead Town Local Development Corp., Evergreen Charter School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/52	5,000,000	4,771,210
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	886,448
5.00%, due 7/1/43	1,020,000	1,034,916
5.00%, due 7/1/48	1,100,000	1,111,030
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,459,847
Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds
Series A
5.00%, due 6/1/24	330,000	330,339
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	2,959,707
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
5.00%, due 7/1/55	2,750,000	2,736,662
New York State Dormitory Authority, Brooklyn Law School, Revenue Bonds
Series A
5.00%, due 7/1/33	1,650,000	1,734,820
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.00%, due 7/1/50	3,245,000	3,484,984
New York State Dormitory Authority, Fordham University, Revenue Bonds
4.00%, due 7/1/46	9,830,000	9,528,757
Series A
5.00%, due 7/1/41	1,075,000	1,107,477
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,051
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/51	1,850,000	1,883,571
New York State Dormitory Authority, New School (The), Revenue Bonds
Series A
5.00%, due 7/1/35	15,000	15,510
Series A
5.00%, due 7/1/35	195,000	199,787

	Principal Amount	Value
Long-Term Municipal Bonds
Education
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
5.00%, due 7/1/38	$ 4,580,000	$ 4,920,669
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A
4.00%, due 5/1/33	400,000	379,398
Series A
4.25%, due 5/1/42	450,000	396,254
New York State Dormitory Authority, Rockefeller University, Revenue Bonds
Series B
5.00%, due 7/1/50	5,000,000	5,324,726
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/43	500,000	546,425
Series A, Insured: AGM State Aid Withholding
5.25%, due 10/1/50	5,000,000	5,488,271
New York State Dormitory Authority, St. John's University, Revenue Bonds
5.00%, due 7/1/38	5,740,000	6,397,154
New York State Dormitory Authority, St. Joseph's College, Revenue Bonds
4.00%, due 7/1/40	200,000	179,581
5.00%, due 7/1/51	1,475,000	1,459,191
New York State Dormitory Authority, Touro College and University System Obligated Group, Revenue Bonds
5.00%, due 1/1/42	5,000,000	5,442,894
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	3,088,348
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,080,000	2,947,856
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	970,651
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	925,000	926,986
Series 2013A
7.00%, due 8/1/48	730,000	731,528
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,098,624
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	2,987,971
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	994,833
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,038,072
Series A
5.00%, due 9/1/39	2,000,000	2,128,989

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	$ 200,000	$ 189,127
Series A
5.00%, due 10/15/39	1,330,000	1,257,813
Series A
5.00%, due 10/15/49	990,000	887,561
Series A
5.00%, due 10/15/50	1,350,000	1,204,678
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/51	3,500,000	3,368,030
		164,644,812
General Obligation 11.2%
City of Buffalo, Limited General Obligation
Series A
5.00%, due 4/1/27	500,000	526,416
Series A
5.00%, due 4/1/28	400,000	421,238
City of Glens Falls, Public Improvement, Limited General Obligation
Insured: AGM
4.00%, due 1/15/31	500,000	512,078
Insured: AGM
4.00%, due 1/15/32	315,000	321,908
Insured: AGM
4.00%, due 1/15/33	250,000	254,831
City of New York, Unlimited General Obligation
Series A-1
4.00%, due 8/1/50	2,000,000	1,940,725
Series A-1
5.00%, due 8/1/43	4,400,000	4,721,610
Series B-1
5.25%, due 10/1/41	2,500,000	2,844,117
Series D-1
5.25%, due 5/1/42	9,000,000	10,142,009
Series A-1
5.25%, due 9/1/43	5,500,000	6,205,347
Series B-1
5.25%, due 10/1/43	3,000,000	3,387,664
Series B-1
5.25%, due 10/1/47	6,265,000	7,000,881
City of Newburgh, Limited General Obligation
Series A, Insured: AGM
3.50%, due 7/15/36	725,000	662,459
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/24	45,000	44,947
5.50%, due 4/15/26	50,000	49,489

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/28	$ 55,000	$ 53,670
City of Plattsburgh, Public Improvement, Limited General Obligation
Series B, Insured: AGM
5.00%, due 9/15/24	510,000	517,827
Series B, Insured: AGM
5.00%, due 9/15/25	470,000	486,292
Series B, Insured: AGM
5.00%, due 9/15/26	395,000	417,479
City of Poughkeepsie, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	600,000	613,600
City of Yonkers, Limited General Obligation
Series A, Insured: BAM
4.00%, due 9/1/31	1,500,000	1,555,528
Series A, Insured: BAM
4.00%, due 5/1/35	1,550,000	1,600,256
Series A, Insured: BAM
4.00%, due 5/1/37	2,000,000	2,034,930
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	1,351,801	825,628
Series A-1
4.00%, due 7/1/33	2,000,000	1,902,195
Series A-1
4.00%, due 7/1/35	5,029,180	4,658,520
Series A-1
5.625%, due 7/1/27	1,170,000	1,230,844
County of Clinton, Limited General Obligation
Insured: AGM
4.00%, due 6/1/38 (b)	1,500,000	1,468,983
County of Nassau, Limited General Obligation
Series A, Insured: AGM-CR
5.00%, due 1/1/26	1,000,000	1,049,462
Series B, Insured: AGM
5.00%, due 4/1/44	4,870,000	5,306,729
Series B, Insured: AGM
5.00%, due 4/1/49	5,000,000	5,409,102
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	2,150,000	1,917,492
3.25%, due 4/15/34	1,250,000	1,245,066
County of Rockland, Limited General Obligation
Insured: BAM
5.00%, due 6/1/24	500,000	507,238
Insured: BAM
5.00%, due 6/1/25	560,000	579,340
Insured: BAM
5.00%, due 6/1/26	550,000	581,376

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
County of Rockland, Various Purpose, Limited General Obligation
Insured: AGM
4.00%, due 5/1/44	$ 915,000	$ 908,497
Insured: AGM
4.00%, due 5/1/45	950,000	941,558
Insured: AGM
4.00%, due 5/1/46	985,000	974,389
Insured: AGM
4.00%, due 5/1/48	1,065,000	1,049,789
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 10/15/32	5,480,000	5,379,709
Series A, Insured: AGM
3.25%, due 6/1/36	715,000	682,021
Series A, Insured: AGM
3.25%, due 6/1/37	725,000	669,226
Series A, Insured: BAM
4.00%, due 4/1/33	2,190,000	2,241,486
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	1,015,000	968,939
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	1,002,303
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,075,224
Lackawanna City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 6/15/32	745,000	756,319
Oswego City School District, Unlimited General Obligation
Insured: State Aid Withholding
4.75%, due 7/19/24	12,500,000	12,617,457
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 5/1/33	400,000	396,712
Springville-Griffith Institiute Central School District, Unlimited General Obligation
Insured: State Aid Withholding
4.00%, due 8/18/23	1,194,391	1,194,660
Town of Oyster Bay, Public Improvement, Limited General Obligation
4.00%, due 2/15/26	3,440,000	3,514,700
Series A, Insured: BAM
5.00%, due 1/15/28	500,000	503,336
Town of Wallkill, Limited General Obligation
5.00%, due 7/25/24	10,000,000	10,131,362
Uniondale Union Free School District, Unlimited General Obligation
Insured: State Aid Withholding
2.00%, due 5/1/38	3,115,000	2,308,866
Insured: State Aid Withholding
2.00%, due 5/1/39	3,195,000	2,320,001

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Uniondale Union Free School District, Unlimited General Obligation
Insured: State Aid Withholding
2.00%, due 5/1/40	$ 3,500,000	$ 2,476,695
Insured: State Aid Withholding
2.00%, due 5/1/41	3,500,000	2,426,842
Village of Johnson City, Limited General Obligation
Series C
5.25%, due 9/29/23	3,000,000	3,000,391
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	490,000	497,881
Insured: BAM
4.00%, due 4/1/34	510,000	519,056
Insured: BAM
4.00%, due 4/1/35	530,000	538,351
Insured: BAM
4.00%, due 4/1/36	550,000	555,294
Insured: BAM
4.00%, due 4/1/37	570,000	572,681
		133,221,021
Hospital 5.5%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AGM-CR
3.375%, due 10/1/40	7,990,000	7,175,929
Brookhaven Local Development Corp., Long Island Community Hospital Project, Revenue Bonds
Series A
5.00%, due 10/1/33	1,000,000	1,092,149
Series A
5.00%, due 10/1/35	1,000,000	1,080,317
Series A
5.00%, due 10/1/50	6,250,000	6,460,780
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 4/1/50	6,835,000	5,092,178
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/49	1,300,000	1,226,692
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/24	200,000	202,508
Series A
5.00%, due 12/1/25	215,000	220,125
Series A
5.00%, due 12/1/26	340,000	351,828
Series A
5.00%, due 12/1/27	400,000	418,015
Series A
5.00%, due 12/1/28	600,000	632,035

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	$ 2,705,000	$ 2,558,148
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	2,500,000	2,450,453
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
Series A
5.00%, due 12/1/32	540,000	540,934
Series A
5.00%, due 12/1/42	1,000,000	1,000,138
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	253,237
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/32	800,000	805,776
5.00%, due 12/1/34	3,500,000	3,518,146
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
Series 1
4.00%, due 7/1/37	470,000	474,166
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (c)	4,000,000	4,118,676
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	2,375,000	1,822,464
Series A
4.00%, due 7/1/40	1,000,000	987,357
Series A
4.00%, due 7/1/50	3,005,000	2,776,486
Series A
4.00%, due 7/1/53	8,450,000	7,823,760
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	100,105
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/44	4,150,000	3,215,538
Series A, Insured: AGM
4.00%, due 12/1/34	1,585,000	1,610,825
Series A, Insured: AGM
4.00%, due 12/1/49	7,940,000	7,147,425
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	253,259
		65,409,449
Housing 0.9%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc., Revenue Bonds
Series A
5.00%, due 5/1/29	600,000	620,958

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
Albany Capital Resource Corp., Empire Commons Student Housing, Inc., Revenue Bonds
Series A
5.00%, due 5/1/30	$ 350,000	$ 361,762
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/45	2,000,000	2,103,169
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AGM
3.25%, due 7/1/27	2,395,000	2,395,626
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	1,500,000	1,585,273
Onondaga Civic Development Corp., Onondaga Community College Housing Development Corp., Revenue Bonds
Series A
5.00%, due 10/1/24	400,000	401,183
Series A
5.00%, due 10/1/25	250,000	249,882
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	191,434
5.00%, due 6/1/30	330,000	341,476
5.00%, due 6/1/31	320,000	330,898
5.00%, due 6/1/37	1,000,000	1,015,945
5.00%, due 6/1/42	1,000,000	1,006,509
		10,604,115
Other Revenue 37.6%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/1/41	2,000,000	2,276,250
Series A
5.00%, due 11/1/42	3,890,000	4,399,580
Series A
5.00%, due 11/1/43	4,720,000	5,323,734
Series A
5.00%, due 11/1/44	9,630,000	10,820,144
Series A
5.00%, due 11/1/48	12,500,000	13,899,551
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	2,783,762
5.25%, due 11/1/36	1,130,000	1,143,680
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,443,408
4.00%, due 7/1/36	2,100,000	1,809,653
4.00%, due 1/1/47	1,160,000	854,342
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	4,305,000	4,361,092

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AGM
4.75%, due 12/15/32	$ 2,000,000	$ 1,935,677
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	750,000	743,150
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	450,593
5.625%, due 5/15/43	2,300,000	2,313,148
City of New York, Lincoln Center for the Performing Arts, Inc., Revenue Bonds
Series A
4.00%, due 12/1/33	2,250,000	2,392,538
Series A
4.00%, due 12/1/34	1,600,000	1,691,050
City of New York, Museum of Modern Art (The), Revenue Bonds
Series 2016-ONE-E
4.00%, due 4/1/30	1,200,000	1,242,000
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/39	550,000	486,513
Insured: AGM
3.25%, due 9/1/40	570,000	496,018
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
Series A
5.00%, due 7/1/34	500,000	507,970
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (b)
5.00%, due 1/1/25	1,000,000	1,012,376
5.00%, due 1/1/26	1,000,000	1,022,675
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	3,497,195
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/40	3,250,000	3,244,431
Series A
5.00%, due 2/15/31	8,380,000	8,922,922
Series A
5.00%, due 2/15/34	5,250,000	5,574,667
Series A
5.00%, due 2/15/35	3,470,000	3,670,837
Series A
5.00%, due 2/15/42	4,000,000	4,184,452
Series A, Insured: BAM
5.00%, due 2/15/42	7,500,000	7,858,545
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	900,000	793,237

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.25%, due 7/1/56	$ 1,900,000	$ 1,492,229
Long Island Power Authority, Electric System, Revenue Bonds
Series B
5.00%, due 9/1/33	4,440,000	4,688,982
Series B
5.00%, due 9/1/35	2,500,000	2,628,911
5.00%, due 9/1/37	2,000,000	2,169,712
5.00%, due 9/1/38	1,500,000	1,622,334
5.00%, due 9/1/39	1,000,000	1,078,577
Series A
5.00%, due 9/1/44	6,225,000	6,301,133
Series B
5.00%, due 9/1/45	1,000,000	1,018,974
5.00%, due 9/1/47	2,000,000	2,102,638
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	3,140,000	3,181,267
Series A
5.00%, due 10/1/32	3,140,000	3,162,750
Series A
5.00%, due 10/1/39	10,915,000	10,914,257
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-2
4.00%, due 11/15/34	4,000,000	4,120,238
Series A
5.00%, due 11/15/49	4,000,000	4,361,222
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,630,000	1,330,220
Nassau County Tobacco Settlement Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	698,481
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series G
3.85%, due 11/1/45	595,000	530,023
Series I-1-A
4.05%, due 11/1/41	1,000,000	988,952
Series F-1, Insured: FHA 542(C)
4.30%, due 11/1/37	1,500,000	1,521,394
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	876,611
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/39	6,955,000	5,839,028
Series A, Insured: AGM
3.00%, due 1/1/40	8,315,000	6,879,026

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	$ 19,195,000	$ 14,650,275
New York City Industrial Development Agency, TRIPS Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	1,295,000	1,295,329
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGC
(zero coupon), due 3/1/40	380,000	178,361
Series A, Insured: AGC
(zero coupon), due 3/1/44	1,065,000	402,861
Series A, Insured: AGC
(zero coupon), due 3/1/45	200,000	71,676
Series A, Insured: AGC
(zero coupon), due 3/1/46	4,080,000	1,385,847
Series A, Insured: AGC
(zero coupon), due 3/1/47	1,115,000	358,970
Series A, Insured: AGM-CR
3.00%, due 3/1/49	10,980,000	8,211,978
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/36	1,500,000	1,533,915
Series S-1B, Insured: State Aid Withholding
4.00%, due 7/15/40	6,000,000	6,011,201
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/36	9,500,000	10,179,769
Series S-3, Insured: State Aid Withholding
5.00%, due 7/15/43	2,500,000	2,668,817
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-2
1.58%, due 5/1/24	345,000	334,969
Series C-2
1.58%, due 5/1/24	3,210,000	3,116,374
Series C-1
4.00%, due 5/1/44	4,000,000	3,949,890
Series E-1
4.00%, due 2/1/46	5,440,000	5,353,048
Series F-1
5.00%, due 2/1/47	5,000,000	5,407,861
Series D-1
5.25%, due 11/1/48	9,665,000	10,862,652
Series D-1
5.50%, due 11/1/45	12,500,000	14,351,140
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/26	6,000,000	6,194,404
5.00%, due 11/15/40	1,620,000	1,659,442

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	$ 6,500,000	$ 2,022,874
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,004,222
Series B, Insured: BAM
(zero coupon), due 11/15/43	4,800,000	1,865,814
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	950,742
Series A
5.00%, due 6/1/45	245,000	229,227
Series A
6.25%, due 6/1/41 (a)	4,700,000	4,700,233
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	1,600,000	656,466
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds
Series B
5.00%, due 6/1/30	135,000	139,828
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	8,000,000	5,991,769
Insured: AGM-CR
4.00%, due 2/15/43	6,665,000	6,547,208
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	5,660,000	5,564,927
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 9/15/43	1,250,000	1,005,873
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	802,530
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series A
5.00%, due 2/15/41	2,050,000	2,132,254
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/35	3,000,000	3,030,311
Series A
5.00%, due 3/15/44	610,000	645,495
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	8,048,182
Series E
4.00%, due 3/15/45	2,000,000	1,968,045

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/47	$ 5,500,000	$ 5,380,727
Series C
5.00%, due 3/15/31	3,620,000	3,656,130
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	2,500,000	2,432,631
Series C
4.00%, due 4/1/34	3,000,000	3,043,277
New York State Housing Finance Agency, Revenue Bonds
Series C, Insured: FHA 542(C)
4.15%, due 5/1/47	12,470,000	11,587,650
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	2,885,000	2,845,259
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/38	4,000,000	4,084,712
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (b)	1,420,000	1,474,971
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.375%, due 10/1/45	6,200,000	6,023,868
5.00%, due 10/1/35	3,000,000	3,145,028
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (b)
4.00%, due 10/31/46	2,595,000	2,279,594
4.00%, due 4/30/53	2,505,000	2,129,319
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	501,439
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series C, Insured: AGC
5.25%, due 8/1/23	100,000	100,000
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.784%, due 7/1/58	15,807,000	14,922,064
Series A-1
5.00%, due 7/1/58	1,189,000	1,160,183
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,231,746
Schenectady Metroplex Development Authority, General Resolution Bonds, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/33	1,000,000	1,000,000
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,519,151

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
State of New York, Mortgage Agency, Revenue Bonds
Series 221
3.50%, due 10/1/32 (b)	$ 4,715,000	$ 4,580,994
Series 213
4.25%, due 10/1/47	525,000	523,382
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	175,000	177,931
Series A
5.00%, due 12/1/34	165,000	165,521
Series A
5.00%, due 12/1/40	175,000	168,890
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series A-1
1.015%, due 6/1/24	1,000,000	963,152
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	2,000,000	1,918,977
Series D
4.00%, due 11/15/39	895,000	797,272
Series D
5.00%, due 11/15/27	2,825,000	2,870,946
Series D
5.00%, due 11/15/28	200,000	203,384
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,032,286
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	690,000	653,146
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 5/15/48	4,000,000	4,382,939
Series A
5.50%, due 5/15/63	10,450,000	11,735,063
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C
5.25%, due 5/15/52	10,800,000	11,902,665
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	2,000,000	2,036,112
Series B
5.00%, due 6/1/48	9,890,000	9,261,859
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,000,000	926,947
Series A
5.00%, due 10/1/32	1,000,000	896,480

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A, Insured: AGM-CR
5.00%, due 10/1/32	$ 1,200,000	$ 1,200,796
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51	2,500,000	2,357,672
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	281,078
5.00%, due 7/1/28	270,000	283,416
5.00%, due 7/1/29	100,000	105,036
5.00%, due 7/1/34	200,000	210,075
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	3,265,000	3,270,400
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	255,636
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
5.25%, due 5/1/51	1,280,000	1,401,794
		448,228,526
Transportation 12.9%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	817,357
Series A
5.00%, due 12/15/43	1,750,000	1,831,779
Series A
5.00%, due 12/15/48	2,585,000	2,684,908
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series C, Insured: AGM
6.00%, due 10/1/34	720,000	722,571
Series C, Insured: AGM
6.00%, due 10/1/34	280,000	281,000
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/47	2,095,000	2,166,260
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/29	550,000	586,241
Series B
5.00%, due 11/15/40	2,500,000	2,523,515
Series A-2, Insured: AGM
5.00%, due 11/15/44	9,000,000	9,370,386
Series B, Insured: BAM
5.00%, due 11/15/52	8,425,000	8,747,945
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	6,640,000	6,485,041

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A
5.25%, due 11/15/28	$ 475,000	$ 509,192
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C-2, Insured: BAM
(zero coupon), due 11/15/40	9,325,000	4,413,754
Series A-1, Insured: AGM
4.00%, due 11/15/42	2,180,000	2,158,595
Series C, Insured: AGM
4.00%, due 11/15/46	1,600,000	1,567,099
Series D
4.00%, due 11/15/48	300,000	279,970
Series A-2
5.00%, due 11/15/27	590,000	614,892
New York State Thruway Authority, Revenue Bonds
Series L
4.00%, due 1/1/36	4,000,000	4,084,336
Series O
4.00%, due 1/1/39	6,000,000	6,020,983
Series B, Insured: AGM
4.00%, due 1/1/45	4,450,000	4,407,203
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	8,937,459
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/41 (b)	3,000,000	2,999,106
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Series A
4.00%, due 12/1/41	1,300,000	1,231,521
Series A
5.00%, due 12/1/29	1,250,000	1,336,334
Series A
5.00%, due 12/1/36	1,600,000	1,686,800
5.00%, due 12/1/37	3,500,000	3,701,345
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/24	490,000	493,195
Series A
5.00%, due 4/1/27	610,000	613,080
Series A
5.00%, due 4/1/29	325,000	327,004
Series A
5.00%, due 4/1/29	600,000	639,477
Series A
5.00%, due 4/1/30	375,000	398,611
Series A
5.00%, due 4/1/31	1,350,000	1,435,889

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/32	$ 400,000	$ 425,255
Series A
5.00%, due 4/1/34	450,000	478,123
Series A
5.00%, due 4/1/35	400,000	423,433
Series A
5.00%, due 4/1/36	600,000	630,956
Series A
5.00%, due 4/1/38	375,000	390,245
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)(b)	1,985,000	1,811,124
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	625,000	655,225
Series B
5.00%, due 7/1/37 (b)	200,000	208,377
Series A
5.00%, due 7/1/48	1,235,000	1,259,301
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 223
4.00%, due 7/15/46	3,000,000	2,873,888
Series 178
5.00%, due 12/1/31	16,745,000	16,801,591
Series 231
5.50%, due 8/1/47	4,000,000	4,397,418
Port Authority of New York & New Jersey, Revenue Bonds, Third Series
Series 193
5.00%, due 10/15/34 (b)	5,775,000	5,889,404
Port Authority of New York & New Jersey, Consolidated 178th, Revenue Bonds
Series 178
5.00%, due 12/1/38 (b)	1,500,000	1,502,202
Port Authority of New York & New Jersey, Consolidated 1st, Revenue Bonds
Series 207
5.00%, due 9/15/48 (b)	2,500,000	2,554,866
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (b)	3,000,000	2,863,141
Syracuse Regional Airport Authority, Revenue Bonds (b)
5.00%, due 7/1/26	1,000,000	1,028,004
5.00%, due 7/1/32	1,000,000	1,076,684
5.00%, due 7/1/33	750,000	804,411
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/54	5,000,000	4,767,548
Series C-2
5.00%, due 11/15/42	1,000,000	1,057,983

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B
5.00%, due 11/15/45	$ 2,000,000	$ 2,048,696
Series A
5.00%, due 11/15/54	4,000,000	4,247,720
Series A
5.50%, due 11/15/57	10,000,000	11,268,733
		153,537,176
Utilities 2.6%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,055,000	1,102,366
Series A
5.00%, due 10/1/38	350,000	358,087
Series A
5.00%, due 10/1/40	3,600,000	3,672,345
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	3,500,000	3,440,313
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 11/15/47	7,710,000	7,543,641
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	215,132
Series XX
5.25%, due 7/1/40 (d)(e)	5,630,000	2,111,250
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/37	7,250,000	7,511,539
5.00%, due 12/15/38	5,500,000	5,948,259
		31,902,932
Water & Sewer 6.2%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/50	5,670,000	5,619,285
Great Neck North Water Authority, Revenue Bonds
Series A
4.00%, due 1/1/32	250,000	253,750
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 7/1/35	4,000,000	4,031,525
5.00%, due 1/1/46	3,365,000	3,398,481
Series A
5.00%, due 1/1/50	9,975,000	10,135,276
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	1,843,218

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Monroe County Water Authority, Water System, Revenue Bonds
5.00%, due 8/1/37	$ 750,000	$ 751,125
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series EE
4.00%, due 6/15/45	2,000,000	1,970,651
Series AA
5.00%, due 6/15/38	3,500,000	3,718,896
Series HH
5.00%, due 6/15/39	3,500,000	3,584,598
Series AA
5.00%, due 6/15/40	2,250,000	2,451,276
Series GG-1
5.00%, due 6/15/48	1,000,000	1,075,183
New York State Environmental Facilities Corp., State Revolving Fund, Revenue Bonds
Series B
5.00%, due 9/15/47	7,650,000	8,435,577
Series A
5.00%, due 2/15/49	10,000,000	10,738,250
Series B
5.25%, due 9/15/52	4,850,000	5,404,360
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 7/15/34	770,000	808,634
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
5.00%, due 7/1/29	870,000	899,177
Series B
5.00%, due 7/1/37	545,000	549,228
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series 2020A
5.00%, due 7/1/35	5,455,000	5,531,138
Series A
5.00%, due 7/1/47	2,500,000	2,475,762
		73,675,390
Total Long-Term Municipal Bonds (Cost $1,099,145,301)		1,082,731,417
Short-Term Municipal Notes 7.5%
Other Revenue 2.0%
Long Island Power Authority, Electric System, Revenue Bonds
Series A-2
3.93%, due 12/1/29 (f)	6,000,000	5,950,280
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (f)	4,000,000	3,936,437

	Principal Amount	Value
Short-Term Municipal Notes
Other Revenue
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds (f)
Series C-4
4.48%, due 11/1/44	$ 3,650,000	$ 3,650,000
Series A-4
4.50%, due 11/1/29	5,000,000	5,000,000
New York State Housing Finance Agency, Revenue Bonds
Series G-2, Insured: SONYMA, HUD Sector 8
3.45%, due 5/1/62 (f)	5,750,000	5,707,638
		24,244,355
Transportation 1.2%
Metropolitan Transportation Authority, Revenue Bonds
Series E-1
4.48%, due 11/15/50 (f)	14,000,000	14,000,000
Utility 0.4%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
4.227%, due 7/1/29 (f)	5,000,000	4,665,319
Water & Sewer 3.9%
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds (f)
Series CC
4.48%, due 6/15/53	13,000,000	13,000,000
Series BB-1
4.55%, due 6/15/39	20,000,000	20,000,000
Series DD-2
4.65%, due 6/15/43	4,465,000	4,465,000
Series FF-2
4.65%, due 6/15/44	4,070,000	4,070,000
Series AA-1
4.65%, due 6/15/50	4,450,000	4,450,000
		45,985,000
Total Short-Term Municipal Notes (Cost $89,137,490)		88,894,674
Total Municipal Bonds (Cost $1,188,282,791)		1,171,626,091

	Shares
Closed-End Funds 0.2%
New York 0.2%
BlackRock New York Municipal Income Trust	12,602	130,430
Eaton Vance New York Municipal Bond Fund	13,241	128,438

	Shares	Value
Closed-End Funds
New York
Nuveen New York AMT-Free Quality Municipal Income Fund	171,267	$ 1,781,177
Total Closed-End Funds (Cost $2,686,210)		2,040,045
Short-Term Investment 3.7%
Unaffiliated Investment Company 3.7%
BlackRock Liquidity Funds MuniCash, 3.751% (g)	44,786,487	44,786,972
Total Short-Term Investment (Cost $44,786,972)		44,786,972
Total Investments (Cost $1,235,755,973)	102.2%	1,218,453,108
Other Assets, Less Liabilities	(2.2)	(26,763,103)
Net Assets	100.0%	$ 1,191,690,005

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2023.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of July 31, 2023.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
SONYMA—State of New York Mortgage Agency

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,082,731,417	$ —	$ 1,082,731,417
Short-Term Municipal Notes	—	88,894,674	—	88,894,674
Total Municipal Bonds	—	1,171,626,091	—	1,171,626,091
Closed-End Funds	2,040,045	—	—	2,040,045
Short-Term Investment
Unaffiliated Investment Company	44,786,972	—	—	44,786,972
Total Investments in Securities	$ 46,827,017	$ 1,171,626,091	$ —	$ 1,218,453,108

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay S&P 500 Index Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 1.6%
Axon Enterprise, Inc. (a)	2,293	$ 426,337
Boeing Co. (The) (a)	18,473	4,412,276
General Dynamics Corp.	7,349	1,643,089
Howmet Aerospace, Inc.	12,016	614,498
Huntington Ingalls Industries, Inc.	1,303	299,260
L3Harris Technologies, Inc.	6,189	1,172,754
Lockheed Martin Corp.	7,363	3,286,622
Northrop Grumman Corp.	4,663	2,075,035
RTX Corp.	47,731	4,196,987
Textron, Inc.	6,588	512,349
TransDigm Group, Inc.	1,705	1,534,023
		20,173,230
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	3,804	381,085
Expeditors International of Washington, Inc.	4,991	635,354
FedEx Corp.	7,554	2,039,202
United Parcel Service, Inc., Class B	23,676	4,430,490
		7,486,131
Automobile Components 0.1%
Aptiv plc (a)	8,837	967,563
BorgWarner, Inc.	7,656	356,004
		1,323,567
Automobiles 2.1%
Ford Motor Co.	128,379	1,695,887
General Motors Co.	45,411	1,742,420
Tesla, Inc. (a)	88,008	23,535,979
		26,974,286
Banks 3.2%
Bank of America Corp.	226,487	7,247,584
Citigroup, Inc.	63,595	3,030,938
Citizens Financial Group, Inc.	15,811	510,063
Comerica, Inc.	4,288	231,380
Fifth Third Bancorp	22,237	647,097
Huntington Bancshares, Inc.	47,159	577,226
JPMorgan Chase & Co.	95,463	15,079,335
KeyCorp	30,552	376,095
M&T Bank Corp.	5,419	757,901
PNC Financial Services Group, Inc. (The)	13,038	1,784,772
Regions Financial Corp.	30,659	624,524
Truist Financial Corp.	43,510	1,445,402
U.S. Bancorp	45,569	1,808,178
Wells Fargo & Co.	122,574	5,658,016
Zions Bancorp NA (b)	4,838	185,054
		39,963,565

	Shares	Value
Common Stocks
Beverages 1.7%
Brown-Forman Corp., Class B	5,975	$ 421,835
Coca-Cola Co. (The)	127,144	7,874,028
Constellation Brands, Inc., Class A	5,267	1,436,838
Keurig Dr Pepper, Inc.	27,514	935,751
Molson Coors Beverage Co., Class B	6,133	427,899
Monster Beverage Corp. (a)	24,961	1,435,008
PepsiCo, Inc.	45,005	8,436,637
		20,967,996
Biotechnology 1.9%
AbbVie, Inc.	57,634	8,620,894
Amgen, Inc.	17,455	4,087,088
Biogen, Inc. (a)	4,727	1,277,188
Gilead Sciences, Inc.	40,747	3,102,477
Incyte Corp. (a)	6,049	385,442
Moderna, Inc. (a)	10,710	1,260,139
Regeneron Pharmaceuticals, Inc. (a)	3,525	2,615,233
Vertex Pharmaceuticals, Inc. (a)	8,413	2,964,236
		24,312,697
Broadline Retail 3.2%
Amazon.com, Inc. (a)	291,604	38,981,623
eBay, Inc.	17,468	777,501
Etsy, Inc. (a)	4,030	409,649
		40,168,773
Building Products 0.5%
A O Smith Corp.	4,068	295,459
Allegion plc	2,873	335,739
Carrier Global Corp.	27,272	1,624,047
Johnson Controls International plc	22,413	1,558,824
Masco Corp.	7,353	446,180
Trane Technologies plc	7,450	1,485,828
		5,746,077
Capital Markets 2.7%
Ameriprise Financial, Inc.	3,403	1,185,775
Bank of New York Mellon Corp. (The)	23,459	1,064,100
BlackRock, Inc.	4,892	3,614,454
Cboe Global Markets, Inc.	3,449	481,756
Charles Schwab Corp. (The)	48,546	3,208,891
CME Group, Inc.	11,751	2,337,979
FactSet Research Systems, Inc.	1,252	544,670
Franklin Resources, Inc.	9,326	272,692
Goldman Sachs Group, Inc. (The)	10,860	3,864,748
Intercontinental Exchange, Inc.	18,289	2,099,577
Invesco Ltd.	14,967	251,446
MarketAxess Holdings, Inc.	1,231	331,410
Moody's Corp.	5,155	1,818,426

	Shares	Value
Common Stocks
Capital Markets
Morgan Stanley	42,555	$ 3,896,336
MSCI, Inc.	2,615	1,433,229
Nasdaq, Inc. (b)	11,062	558,521
Northern Trust Corp.	6,806	545,297
Raymond James Financial, Inc.	6,230	685,736
S&P Global, Inc.	10,715	4,227,175
State Street Corp.	10,919	790,972
T. Rowe Price Group, Inc.	7,336	904,236
		34,117,426
Chemicals 1.7%
Air Products and Chemicals, Inc.	7,256	2,215,475
Albemarle Corp.	3,833	813,669
Celanese Corp.	3,274	410,527
CF Industries Holdings, Inc.	6,367	522,603
Corteva, Inc.	23,222	1,310,417
Dow, Inc.	23,106	1,304,796
DuPont de Nemours, Inc.	14,995	1,164,062
Eastman Chemical Co.	3,892	333,077
Ecolab, Inc.	8,092	1,481,969
FMC Corp.	4,085	393,100
International Flavors & Fragrances, Inc.	8,333	705,055
Linde plc	15,994	6,248,376
LyondellBasell Industries NV, Class A	8,288	819,352
Mosaic Co. (The)	10,849	442,205
PPG Industries, Inc.	7,690	1,106,591
Sherwin-Williams Co. (The)	7,666	2,119,649
		21,390,923
Commercial Services & Supplies 0.5%
Cintas Corp.	2,824	1,417,761
Copart, Inc. (a)	14,012	1,238,521
Republic Services, Inc.	6,716	1,014,855
Rollins, Inc.	7,566	308,920
Waste Management, Inc.	12,093	1,980,712
		5,960,769
Communications Equipment 0.8%
Arista Networks, Inc. (a)	8,157	1,265,069
Cisco Systems, Inc.	133,799	6,962,900
F5, Inc. (a)	1,973	312,207
Juniper Networks, Inc.	10,505	292,039
Motorola Solutions, Inc.	5,479	1,570,446
		10,402,661
Construction & Engineering 0.1%
Quanta Services, Inc.	4,742	956,082

	Shares	Value
Common Stocks
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,024	$ 903,635
Vulcan Materials Co.	4,347	958,514
		1,862,149
Consumer Finance 0.5%
American Express Co.	19,424	3,280,325
Capital One Financial Corp.	12,473	1,459,590
Discover Financial Services	8,296	875,643
Synchrony Financial	14,000	483,560
		6,099,118
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	14,487	8,122,426
Dollar General Corp.	7,158	1,208,700
Dollar Tree, Inc. (a)	6,792	1,048,209
Kroger Co. (The)	21,334	1,037,686
Sysco Corp.	16,552	1,263,083
Target Corp.	15,078	2,057,695
Walgreens Boots Alliance, Inc.	23,394	701,118
Walmart, Inc.	45,820	7,324,785
		22,763,702
Containers & Packaging 0.2%
Amcor plc	48,068	493,178
Avery Dennison Corp.	2,637	485,234
Ball Corp.	10,275	603,040
International Paper Co.	11,337	408,812
Packaging Corp. of America	2,938	450,542
Sealed Air Corp.	4,717	215,190
Westrock Co.	8,359	278,271
		2,934,267
Distributors 0.1%
Genuine Parts Co.	4,590	714,755
LKQ Corp.	8,295	454,483
Pool Corp.	1,275	490,543
		1,659,781
Diversified Telecommunication Services 0.6%
AT&T, Inc.	233,537	3,390,957
Verizon Communications, Inc.	137,332	4,680,275
		8,071,232
Electric Utilities 1.7%
Alliant Energy Corp.	8,212	441,313
American Electric Power Co., Inc.	16,817	1,425,073
Constellation Energy Corp.	10,598	1,024,297
Duke Energy Corp.	25,175	2,356,883
Edison International	12,511	900,291

	Shares	Value
Common Stocks
Electric Utilities
Entergy Corp.	6,907	$ 709,349
Evergy, Inc.	7,503	449,955
Eversource Energy	11,396	824,273
Exelon Corp.	32,490	1,360,031
FirstEnergy Corp.	17,777	700,236
NextEra Energy, Inc.	66,099	4,845,057
NRG Energy, Inc.	7,521	285,723
PG&E Corp. (a)	52,809	929,966
Pinnacle West Capital Corp.	3,700	306,434
PPL Corp.	24,078	662,867
Southern Co. (The)	35,620	2,576,751
Xcel Energy, Inc.	17,979	1,127,823
		20,926,322
Electrical Equipment 0.6%
AMETEK, Inc.	7,529	1,194,100
Eaton Corp. plc	13,021	2,673,472
Emerson Electric Co.	18,669	1,705,413
Generac Holdings, Inc. (a)	2,032	312,318
Rockwell Automation, Inc.	3,753	1,262,096
		7,147,399
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	19,447	1,717,365
CDW Corp.	4,403	823,669
Corning, Inc.	24,987	848,059
Keysight Technologies, Inc. (a)	5,819	937,324
TE Connectivity Ltd.	10,294	1,477,086
Teledyne Technologies, Inc. (a)	1,537	591,023
Trimble, Inc. (a)	8,095	435,511
Zebra Technologies Corp., Class A (a)	1,680	517,373
		7,347,410
Energy Equipment & Services 0.4%
Baker Hughes Co.	33,071	1,183,611
Halliburton Co.	29,472	1,151,766
Schlumberger Ltd.	46,562	2,716,427
		5,051,804
Entertainment 1.4%
Activision Blizzard, Inc. (a)	23,370	2,167,801
Electronic Arts, Inc.	8,510	1,160,339
Live Nation Entertainment, Inc. (a)	4,702	412,601
Netflix, Inc. (a)	14,522	6,374,722
Take-Two Interactive Software, Inc. (a)	5,180	792,229
Walt Disney Co. (The) (a)	59,693	5,306,111
Warner Bros Discovery, Inc. (a)	72,418	946,503
		17,160,306

	Shares	Value
Common Stocks
Financial Services 4.1%
Berkshire Hathaway, Inc., Class B (a)	58,255	$ 20,503,430
Fidelity National Information Services, Inc.	19,353	1,168,534
Fiserv, Inc. (a)	20,166	2,545,151
FleetCor Technologies, Inc. (a)	2,412	600,371
Global Payments, Inc.	8,557	943,409
Jack Henry & Associates, Inc.	2,381	398,984
Mastercard, Inc., Class A	27,335	10,777,644
PayPal Holdings, Inc. (a)	36,447	2,763,412
Visa, Inc., Class A	52,863	12,567,121
		52,268,056
Food Products 1.0%
Archer-Daniels-Midland Co.	17,792	1,511,608
Bunge Ltd.	4,917	534,330
Campbell Soup Co.	6,555	300,350
Conagra Brands, Inc.	15,579	511,147
General Mills, Inc.	19,187	1,434,036
Hershey Co. (The)	4,811	1,112,832
Hormel Foods Corp.	9,462	386,807
J M Smucker Co. (The)	3,483	524,714
Kellogg Co.	8,402	562,010
Kraft Heinz Co. (The)	26,059	942,815
Lamb Weston Holdings, Inc.	4,760	493,279
McCormick & Co., Inc. (Non-Voting)	8,194	733,199
Mondelez International, Inc., Class A	44,488	3,297,895
Tyson Foods, Inc., Class A	9,330	519,868
		12,864,890
Gas Utilities 0.0% ‡
Atmos Energy Corp.	4,720	574,471
Ground Transportation 0.8%
CSX Corp.	66,414	2,212,915
JB Hunt Transport Services, Inc.	2,709	552,474
Norfolk Southern Corp.	7,436	1,736,975
Old Dominion Freight Line, Inc.	2,937	1,232,042
Union Pacific Corp.	19,917	4,621,142
		10,355,548
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	56,806	6,324,212
ABIOMED, Inc., CVR (a)(c)(d)	1,477	1,507
Align Technology, Inc. (a)	2,325	878,594
Baxter International, Inc.	16,525	747,426
Becton Dickinson & Co.	9,278	2,585,036
Boston Scientific Corp. (a)	46,965	2,435,135
Cooper Cos., Inc. (The)	1,616	632,276
Dentsply Sirona, Inc.	6,941	288,190

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
DexCom, Inc. (a)	12,663	$ 1,577,303
Edwards Lifesciences Corp. (a)	19,803	1,625,232
GE HealthCare Technologies, Inc.	12,762	995,436
Hologic, Inc. (a)	8,040	638,537
IDEXX Laboratories, Inc. (a)	2,712	1,504,428
Insulet Corp. (a)	2,277	630,160
Intuitive Surgical, Inc. (a)	11,447	3,713,407
Medtronic plc	43,461	3,814,137
ResMed, Inc.	4,800	1,067,280
STERIS plc	3,243	731,459
Stryker Corp.	11,036	3,127,713
Teleflex, Inc.	1,534	385,295
Zimmer Biomet Holdings, Inc.	6,813	941,216
		34,643,979
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	5,291	988,888
Cardinal Health, Inc.	8,317	760,756
Centene Corp. (a)	17,927	1,220,650
Cigna Group (The)	9,665	2,852,142
CVS Health Corp.	41,880	3,128,017
DaVita, Inc. (a)	1,807	184,296
Elevance Health, Inc.	7,744	3,652,303
HCA Healthcare, Inc.	6,740	1,838,739
Henry Schein, Inc. (a)	4,279	337,142
Humana, Inc.	4,082	1,864,780
Laboratory Corp. of America Holdings	2,894	619,113
McKesson Corp.	4,430	1,782,632
Molina Healthcare, Inc. (a)	1,904	579,749
Quest Diagnostics, Inc.	3,659	494,733
UnitedHealth Group, Inc.	30,414	15,400,737
Universal Health Services, Inc., Class B	2,056	285,702
		35,990,379
Health Care REITs 0.2%
Healthpeak Properties, Inc.	17,869	390,080
Ventas, Inc.	13,069	634,108
Welltower, Inc.	16,237	1,333,870
		2,358,058
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	23,234	427,506
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc. (a)	1,207	3,585,756
Caesars Entertainment, Inc. (a)	7,030	414,911
Carnival Corp. (a)(b)	32,811	618,159
Chipotle Mexican Grill, Inc. (a)	901	1,768,014

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	3,950	$ 667,234
Domino's Pizza, Inc.	1,154	457,838
Expedia Group, Inc. (a)	4,658	570,745
Hilton Worldwide Holdings, Inc.	8,645	1,344,211
Las Vegas Sands Corp. (a)	10,736	642,120
Marriott International, Inc., Class A	8,423	1,699,846
McDonald's Corp.	23,850	6,992,820
MGM Resorts International	9,864	500,795
Norwegian Cruise Line Holdings Ltd. (a)	13,856	305,802
Royal Caribbean Cruises Ltd. (a)	7,185	783,955
Starbucks Corp.	37,450	3,803,796
Wynn Resorts Ltd.	3,385	368,897
Yum! Brands, Inc.	9,150	1,259,681
		25,784,580
Household Durables 0.4%
DR Horton, Inc.	10,139	1,287,856
Garmin Ltd.	4,999	529,344
Lennar Corp., Class A	8,290	1,051,421
Mohawk Industries, Inc. (a)	1,727	183,649
Newell Brands, Inc.	12,325	137,547
NVR, Inc. (a)	100	630,644
PulteGroup, Inc.	7,292	615,372
Whirlpool Corp.	1,789	258,081
		4,693,914
Household Products 1.3%
Church & Dwight Co., Inc.	7,979	763,351
Clorox Co. (The)	4,038	611,676
Colgate-Palmolive Co.	27,100	2,066,646
Kimberly-Clark Corp.	11,021	1,422,811
Procter & Gamble Co. (The)	76,995	12,034,319
		16,898,803
Independent Power and Renewable Electricity Producers 0.0% ‡
AES Corp. (The)	21,865	472,940
Industrial Conglomerates 0.8%
3M Co.	18,022	2,009,453
General Electric Co.	35,573	4,063,859
Honeywell International, Inc.	21,738	4,219,998
		10,293,310
Industrial REITs 0.3%
Prologis, Inc.	30,167	3,763,333
Insurance 2.0%
Aflac, Inc.	17,962	1,299,371

	Shares	Value
Common Stocks
Insurance
Allstate Corp. (The)	8,587	$ 967,583
American International Group, Inc.	23,643	1,425,200
Aon plc, Class A	6,672	2,125,032
Arch Capital Group Ltd. (a)	12,166	945,177
Arthur J. Gallagher & Co.	6,997	1,502,956
Assurant, Inc.	1,736	233,509
Brown & Brown, Inc.	7,691	541,831
Chubb Ltd.	13,530	2,765,667
Cincinnati Financial Corp.	5,136	552,531
Everest Group Ltd.	1,399	504,353
Globe Life, Inc.	2,903	325,629
Hartford Financial Services Group, Inc. (The)	10,134	728,432
Lincoln National Corp.	5,053	141,686
Loews Corp.	6,179	387,114
Marsh & McLennan Cos., Inc.	16,161	3,045,056
MetLife, Inc.	21,014	1,323,252
Principal Financial Group, Inc.	7,376	589,121
Progressive Corp. (The)	19,122	2,408,990
Prudential Financial, Inc.	11,924	1,150,547
Travelers Cos., Inc. (The)	7,545	1,302,342
W R Berkley Corp.	6,559	404,625
Willis Towers Watson plc	3,476	734,583
		25,404,587
Interactive Media & Services 5.7%
Alphabet, Inc. (a)
Class A	194,076	25,757,767
Class C	166,942	22,221,650

Match Group, Inc. (a)	9,097	423,101
Meta Platforms, Inc., Class A (a)	72,265	23,023,629
		71,426,147
IT Services 1.2%
Accenture plc, Class A	20,630	6,526,301
Akamai Technologies, Inc. (a)	4,972	469,854
Cognizant Technology Solutions Corp., Class A	16,578	1,094,645
DXC Technology Co. (a)	7,438	205,661
EPAM Systems, Inc. (a)	1,892	448,045
Gartner, Inc. (a)	2,582	912,969
International Business Machines Corp.	29,663	4,276,811
VeriSign, Inc. (a)	2,958	623,990
		14,558,276
Leisure Products 0.0% ‡
Hasbro, Inc.	4,251	274,445
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	9,660	1,176,298

	Shares	Value
Common Stocks
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A (a)	697	$ 282,536
Bio-Techne Corp.	5,143	428,926
Charles River Laboratories International, Inc. (a)	1,670	349,932
Danaher Corp.	21,695	5,533,527
Illumina, Inc. (a)	5,163	992,071
IQVIA Holdings, Inc. (a)	6,061	1,356,209
Mettler-Toledo International, Inc. (a)	719	904,121
Revvity, Inc.	4,098	503,849
Thermo Fisher Scientific, Inc.	12,600	6,913,116
Waters Corp. (a)	1,928	532,533
West Pharmaceutical Services, Inc.	2,425	892,497
		19,865,615
Machinery 1.8%
Caterpillar, Inc.	16,835	4,464,137
Cummins, Inc.	4,624	1,205,939
Deere & Co.	8,809	3,784,346
Dover Corp.	4,569	666,937
Fortive Corp.	11,549	904,864
IDEX Corp.	2,469	557,525
Illinois Tool Works, Inc.	9,034	2,378,833
Ingersoll Rand, Inc.	13,215	862,543
Nordson Corp.	1,758	442,330
Otis Worldwide Corp.	13,501	1,228,051
PACCAR, Inc.	17,071	1,470,325
Parker-Hannifin Corp.	4,191	1,718,352
Pentair plc	5,388	374,466
Snap-on, Inc.	1,729	471,049
Stanley Black & Decker, Inc.	5,003	496,648
Westinghouse Air Brake Technologies Corp.	5,876	695,954
Xylem, Inc.	7,816	881,254
		22,603,553
Media 0.8%
Charter Communications, Inc., Class A (a)	3,394	1,375,215
Comcast Corp., Class A	135,875	6,149,702
Fox Corp.
Class A	8,789	293,992
Class B	4,464	140,214

Interpublic Group of Cos., Inc. (The)	12,611	431,675
News Corp.
Class A	12,444	246,640
Class B	3,861	77,645

Omnicom Group, Inc.	6,518	551,553
Paramount Global, Class B (b)	16,578	265,745
		9,532,381
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	46,821	2,090,558

	Shares	Value
Common Stocks
Metals & Mining
Newmont Corp.	25,961	$ 1,114,246
Nucor Corp.	8,207	1,412,342
Steel Dynamics, Inc.	5,246	559,119
		5,176,265
Multi-Utilities 0.7%
Ameren Corp.	8,579	734,963
CenterPoint Energy, Inc.	20,614	620,275
CMS Energy Corp.	9,528	581,875
Consolidated Edison, Inc.	11,320	1,073,815
Dominion Energy, Inc.	27,308	1,462,343
DTE Energy Co.	6,733	769,582
NiSource, Inc.	13,494	375,673
Public Service Enterprise Group, Inc.	16,300	1,028,856
Sempra	10,279	1,531,777
WEC Energy Group, Inc.	10,304	925,918
		9,105,077
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	5,143	646,372
Boston Properties, Inc.	4,662	310,629
		957,001
Oil, Gas & Consumable Fuels 3.8%
APA Corp.	10,081	408,180
Chevron Corp.	56,928	9,316,836
ConocoPhillips	39,529	4,653,354
Coterra Energy, Inc.	24,744	681,450
Devon Energy Corp.	20,963	1,132,002
Diamondback Energy, Inc.	5,916	871,545
EOG Resources, Inc.	19,106	2,532,118
EQT Corp.	11,814	498,315
Exxon Mobil Corp.	132,073	14,163,509
Hess Corp.	9,027	1,369,667
Kinder Morgan, Inc.	64,428	1,141,020
Marathon Oil Corp.	20,175	529,997
Marathon Petroleum Corp.	13,860	1,843,657
Occidental Petroleum Corp.	23,471	1,481,724
ONEOK, Inc.	14,617	979,924
Phillips 66	14,990	1,672,134
Pioneer Natural Resources Co.	7,635	1,722,990
Targa Resources Corp.	7,383	605,332
Valero Energy Corp.	11,810	1,522,427
Williams Cos., Inc. (The)	39,795	1,370,938
		48,497,119
Passenger Airlines 0.2%
Alaska Air Group, Inc. (a)	4,186	203,565
American Airlines Group, Inc. (a)	21,357	357,730

	Shares	Value
Common Stocks
Passenger Airlines
Delta Air Lines, Inc.	20,996	$ 971,275
Southwest Airlines Co.	19,439	664,036
United Airlines Holdings, Inc. (a)	10,714	581,877
		2,778,483
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	7,575	1,363,500
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	68,629	4,268,038
Catalent, Inc. (a)	5,883	285,443
Eli Lilly & Co.	25,738	11,699,208
Johnson & Johnson	84,893	14,222,124
Merck & Co., Inc.	82,891	8,840,325
Organon & Co.	8,329	183,071
Pfizer, Inc.	184,416	6,650,041
Viatris, Inc.	39,169	412,450
Zoetis, Inc.	15,096	2,839,407
		49,400,107
Professional Services 0.7%
Automatic Data Processing, Inc.	13,496	3,337,021
Broadridge Financial Solutions, Inc.	3,854	647,164
Ceridian HCM Holding, Inc. (a)	5,064	358,582
Equifax, Inc.	4,006	817,544
Jacobs Solutions, Inc.	4,144	519,699
Leidos Holdings, Inc.	4,487	419,669
Paychex, Inc.	10,481	1,315,051
Paycom Software, Inc.	1,588	585,591
Robert Half, Inc.	3,520	261,008
Verisk Analytics, Inc.	4,730	1,082,886
		9,344,215
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A (a)	10,154	845,930
CoStar Group, Inc. (a)	13,350	1,120,999
		1,966,929
Residential REITs 0.3%
AvalonBay Communities, Inc.	4,639	875,148
Camden Property Trust	3,488	380,506
Equity Residential	11,140	734,572
Essex Property Trust, Inc.	2,097	510,724
Invitation Homes, Inc.	18,990	674,145
Mid-America Apartment Communities, Inc.	3,811	570,354
UDR, Inc.	10,108	413,215
		4,158,664

	Shares	Value
Common Stocks
Retail REITs 0.3%
Federal Realty Investment Trust	2,397	$ 243,344
Kimco Realty Corp.	20,250	410,265
Realty Income Corp.	21,992	1,340,852
Regency Centers Corp.	5,027	329,419
Simon Property Group, Inc.	10,682	1,330,977
		3,654,857
Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc. (a)	52,606	6,018,126
Analog Devices, Inc.	16,525	3,297,233
Applied Materials, Inc.	27,608	4,185,097
Broadcom, Inc.	13,620	12,239,613
Enphase Energy, Inc. (a)	4,477	679,743
First Solar, Inc. (a)	3,245	673,013
Intel Corp.	136,255	4,873,841
KLA Corp.	4,482	2,303,524
Lam Research Corp.	4,389	3,153,453
Microchip Technology, Inc.	17,895	1,681,056
Micron Technology, Inc.	35,751	2,552,264
Monolithic Power Systems, Inc.	1,472	823,569
NVIDIA Corp.	80,790	37,752,359
NXP Semiconductors NV	8,485	1,891,985
ON Semiconductor Corp. (a)	14,108	1,520,137
Qorvo, Inc. (a)	3,263	358,995
QUALCOMM, Inc.	36,391	4,809,799
Skyworks Solutions, Inc.	5,199	594,610
SolarEdge Technologies, Inc. (a)	1,841	444,528
Teradyne, Inc.	5,065	572,041
Texas Instruments, Inc.	29,650	5,337,000
		95,761,986
Software 10.0%
Adobe, Inc. (a)	14,984	8,183,811
ANSYS, Inc. (a)	2,831	968,485
Autodesk, Inc. (a)	6,996	1,483,082
Cadence Design Systems, Inc. (a)	8,908	2,084,561
Fair Isaac Corp. (a)	816	683,784
Fortinet, Inc. (a)	21,285	1,654,270
Gen Digital, Inc.	18,582	361,420
Intuit, Inc.	9,165	4,689,731
Microsoft Corp.	242,896	81,593,624
Oracle Corp.	50,271	5,893,269
Palo Alto Networks, Inc. (a)	9,870	2,467,105
PTC, Inc. (a)	3,480	507,419
Roper Technologies, Inc.	3,481	1,716,307
Salesforce, Inc. (a)	31,982	7,196,270
ServiceNow, Inc. (a)	6,656	3,880,448
Synopsys, Inc. (a)	4,975	2,247,705

	Shares	Value
Common Stocks
Software
Tyler Technologies, Inc. (a)	1,370	$ 543,383
		126,154,674
Specialized REITs 1.1%
American Tower Corp.	15,224	2,897,279
Crown Castle, Inc.	14,167	1,534,144
Digital Realty Trust, Inc.	9,517	1,186,009
Equinix, Inc.	3,055	2,474,306
Extra Space Storage, Inc.	5,478	764,565
Iron Mountain, Inc.	9,526	584,896
Public Storage	5,169	1,456,366
SBA Communications Corp.	3,539	774,864
VICI Properties, Inc.	32,806	1,032,733
Weyerhaeuser Co.	23,922	814,783
		13,519,945
Specialty Retail 2.1%
Advance Auto Parts, Inc.	1,945	144,689
AutoZone, Inc. (a)	601	1,491,514
Bath & Body Works, Inc.	7,479	277,172
Best Buy Co., Inc.	6,357	527,949
CarMax, Inc. (a)	5,168	426,928
Home Depot, Inc. (The)	33,081	11,043,761
Lowe's Cos., Inc.	19,481	4,563,814
O'Reilly Automotive, Inc. (a)	1,989	1,841,396
Ross Stores, Inc.	11,174	1,280,987
TJX Cos., Inc. (The)	37,616	3,254,912
Tractor Supply Co.	3,579	801,660
Ulta Beauty, Inc. (a)	1,636	727,693
		26,382,475
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc. (e)	482,983	94,882,010
Hewlett Packard Enterprise Co.	42,332	735,730
HP, Inc.	28,319	929,713
NetApp, Inc.	6,988	545,134
Seagate Technology Holdings plc	6,291	399,478
Western Digital Corp. (a)	10,451	444,795
		97,936,860
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	40,249	4,443,087
Ralph Lauren Corp.	1,346	176,770
Tapestry, Inc.	7,572	326,732
VF Corp.	10,792	213,790
		5,160,379
Tobacco 0.6%
Altria Group, Inc.	58,312	2,648,531

	Shares	Value
Common Stocks
Tobacco
Philip Morris International, Inc.	50,706	$ 5,056,402
		7,704,933
Trading Companies & Distributors 0.3%
Fastenal Co.	18,654	1,093,311
United Rentals, Inc.	2,245	1,043,206
WW Grainger, Inc.	1,459	1,077,457
		3,213,974
Water Utilities 0.1%
American Water Works Co., Inc.	6,358	937,360
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. (a)	18,815	2,592,143
Total Common Stocks (f) (Cost $249,845,666)		1,251,789,390

Short-Term Investments 0.8%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 5.075% (g)	106,750	106,750
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 5.303% (g)(h)	784,309	784,309

	Principal Amount

U.S. Treasury Debt 0.7%
U.S. Treasury Bills
5.16%, due 10/5/23 (e)(i)	$ 9,600,000	9,508,856
Total Short-Term Investments (Cost $10,403,020)		10,399,915
Total Investments (Cost $260,248,686)	100.0%	1,262,189,305
Other Assets, Less Liabilities	(0.0)‡	(283,192)
Net Assets	100.0%	$ 1,261,906,113

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $1,116,347; the total market value of collateral held by the Fund was $1,141,860. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $357,551. The Fund received cash collateral with a value of $784,309.

(c)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,507, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(f)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Fund’s net assets.
(g)	Current yield as of July 31, 2023.
(h)	Represents a security purchased with cash collateral received for securities on loan.
(i)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 21	$ 9,538	$ (9,452)	$ —	$ —	$ 107	$ 3	$ —	107
Futures Contracts
As of July 31, 2023, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	41	September 2023	$ 9,185,490	$ 9,459,725	$ 274,235

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2023.
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,251,787,883	$ —	$ 1,507	$ 1,251,789,390
Short-Term Investments
Affiliated Investment Company	106,750	—	—	106,750
Unaffiliated Investment Company	784,309	—	—	784,309
U.S. Treasury Debt	—	9,508,856	—	9,508,856
Total Short-Term Investments	891,059	9,508,856	—	10,399,915
Total Investments in Securities	1,252,678,942	9,508,856	1,507	1,262,189,305
Other Financial Instruments
Futures Contracts (b)	274,235	—	—	274,235
Total Investments in Securities and Other Financial Instruments	$ 1,252,953,177	$ 9,508,856	$ 1,507	$ 1,262,463,540

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Duration High Yield Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.7%
Convertible Bonds 1.6%
Energy-Alternate Sources 0.1%
NextEra Energy Partners LP
2.50%, due 6/15/26 (a)	$ 2,500,000	$ 2,246,250
Investment Companies 0.1%
Ares Capital Corp.
4.625%, due 3/1/24	2,000,000	2,046,250
Media 1.3%
Cable One, Inc.
(zero coupon), due 3/15/26	4,900,000	4,052,300
DISH Network Corp.
2.375%, due 3/15/24	19,650,000	18,102,562
3.375%, due 8/15/26	2,685,000	1,502,258
		23,657,120
Oil & Gas 0.1%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	269,000	1,775,400
Total Convertible Bonds (Cost $30,364,501)		29,725,020
Corporate Bonds 76.5%
Advertising 0.6%
Lamar Media Corp.
3.75%, due 2/15/28	5,000,000	4,562,500
4.875%, due 1/15/29	1,620,000	1,510,650
Outfront Media Capital LLC
6.25%, due 6/15/25 (a)	4,000,000	3,949,312
		10,022,462
Aerospace & Defense 2.0%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	3,400,000	3,125,390
TransDigm UK Holdings plc
6.875%, due 5/15/26	9,325,000	9,279,197
TransDigm, Inc.
6.25%, due 3/15/26 (a)	12,685,000	12,616,704
6.75%, due 8/15/28 (a)	3,535,000	3,545,548
7.50%, due 3/15/27	8,500,000	8,496,603
		37,063,442
Airlines 0.7%
American Airlines, Inc.
5.50%, due 4/20/26 (a)	1,375,000	1,354,392

	Principal Amount	Value
Corporate Bonds
Airlines
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	$ 1,502,000	$ 1,472,177
7.00%, due 5/1/25 (a)	4,375,000	4,476,278
7.375%, due 1/15/26	1,500,000	1,557,186
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	800,000	799,955
Spirit Loyalty Cayman Ltd. (a)
8.00%, due 9/20/25	541,669	546,425
8.00%, due 9/20/25	2,000,000	2,017,660
		12,224,073
Auto Manufacturers 3.4%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	5,000,000	4,688,376
2.70%, due 8/10/26	4,000,000	3,585,656
3.37%, due 11/17/23	6,000,000	5,939,879
3.375%, due 11/13/25	7,000,000	6,544,843
3.664%, due 9/8/24	1,150,000	1,114,626
4.134%, due 8/4/25	1,000,000	953,797
4.389%, due 1/8/26	3,000,000	2,850,905
5.125%, due 6/16/25	4,000,000	3,894,603
5.584%, due 3/18/24	840,000	834,066
6.80%, due 5/12/28	3,360,000	3,390,875
6.95%, due 3/6/26	5,000,000	5,049,300
6.95%, due 6/10/26	1,500,000	1,512,000
7.35%, due 11/4/27	2,000,000	2,049,552
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (a)	17,031,000	16,813,514
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	1,500,000	1,470,002
		60,691,994
Auto Parts & Equipment 2.3%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	6,000,000	5,760,591
7.00%, due 4/15/28	650,000	654,675
IHO Verwaltungs GmbH (a)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	10,660,000	9,818,616
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	19,680,000	18,641,802
ZF North America Capital, Inc.
6.875%, due 4/14/28 (a)	7,000,000	7,109,459
		41,985,143
Building Materials 0.6%
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	3,750,000	3,563,576

	Principal Amount	Value
Corporate Bonds
Building Materials
Summit Materials LLC (a)
5.25%, due 1/15/29	$ 1,000,000	$ 943,410
6.50%, due 3/15/27	5,705,000	5,676,530
		10,183,516
Chemicals 2.1%
Avient Corp.
5.75%, due 5/15/25 (a)	8,600,000	8,479,996
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	8,900,000	8,268,111
NOVA Chemicals Corp. (a)
4.875%, due 6/1/24	2,150,000	2,095,904
5.25%, due 6/1/27	5,800,000	5,223,605
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	2,356,000	2,144,997
9.75%, due 11/15/28	6,800,000	6,579,000
SCIL IV LLC
5.375%, due 11/1/26 (a)	5,000,000	4,595,790
		37,387,403
Coal 0.1%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (a)	2,486,000	2,582,413
Commercial Services 2.1%
Alta Equipment Group, Inc.
5.625%, due 4/15/26 (a)	5,000,000	4,675,835
Ashtead Capital, Inc.
4.375%, due 8/15/27 (a)	2,000,000	1,888,701
Gartner, Inc.
4.50%, due 7/1/28 (a)	5,500,000	5,141,616
Graham Holdings Co.
5.75%, due 6/1/26 (a)	9,400,000	9,229,302
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	2,000,000	1,921,893
Korn Ferry
4.625%, due 12/15/27 (a)	1,750,000	1,645,488
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,251,367
United Rentals North America, Inc.
3.875%, due 11/15/27	875,000	812,551
4.875%, due 1/15/28	1,450,000	1,383,441
Williams Scotsman International, Inc.
6.125%, due 6/15/25 (a)	8,219,000	8,166,026
		38,116,220

	Principal Amount	Value
Corporate Bonds
Cosmetics & Personal Care 0.3%
Edgewell Personal Care Co.
5.50%, due 6/1/28 (a)	$ 6,500,000	$ 6,158,750
Distribution & Wholesale 0.4%
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (a)	4,765,000	4,686,760
Ritchie Bros Holdings, Inc.
6.75%, due 3/15/28 (a)	1,750,000	1,771,875
		6,458,635
Diversified Financial Services 1.6%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	7,950,000	8,197,237
Credit Acceptance Corp.
5.125%, due 12/31/24 (a)	6,555,000	6,422,840
Enact Holdings, Inc.
6.50%, due 8/15/25 (a)	6,200,000	6,138,214
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	1,500,000	1,281,798
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	1,350,000	1,272,254
Oxford Finance LLC
6.375%, due 2/1/27 (a)	690,000	644,319
PRA Group, Inc.
7.375%, due 9/1/25 (a)	2,000,000	1,925,700
StoneX Group, Inc.
8.625%, due 6/15/25 (a)	3,500,000	3,526,250
		29,408,612
Electric 1.5%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	6,000,000	5,565,917
DPL, Inc.
4.125%, due 7/1/25	3,650,000	3,499,437
NextEra Energy Operating Partners LP (a)
3.875%, due 10/15/26	3,500,000	3,254,183
4.25%, due 7/15/24	4,030,000	3,954,437
4.50%, due 9/15/27	4,200,000	3,934,140
NRG Energy, Inc.
6.625%, due 1/15/27	1,500,000	1,489,480
Vistra Corp. (a)(d)(e)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	1,500,000	1,335,000
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	4,100,000	3,923,495
		26,956,089
Electrical Components & Equipment 0.4%
WESCO Distribution, Inc.
7.125%, due 6/15/25 (a)	7,650,000	7,737,784

	Principal Amount	Value
Corporate Bonds
Entertainment 3.6%
Affinity Interactive
6.875%, due 12/15/27 (a)	$ 900,000	$ 796,213
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	3,820,000	3,531,126
5.50%, due 4/1/27	21,375,000	20,676,328
International Game Technology plc (a)
4.125%, due 4/15/26	9,950,000	9,436,123
6.25%, due 1/15/27	1,630,000	1,623,887
6.50%, due 2/15/25	963,000	964,444
Jacobs Entertainment, Inc.
6.75%, due 2/15/29 (a)	1,365,000	1,211,386
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	2,000,000	1,857,500
6.50%, due 5/15/27	12,650,000	12,714,476
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	1,500,000	1,459,309
Vail Resorts, Inc.
6.25%, due 5/15/25 (a)	10,582,000	10,610,042
		64,880,834
Food 0.7%
B&G Foods, Inc.
5.25%, due 4/1/25	5,000,000	4,763,516
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	2,605,000	2,448,700
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	500,000	417,500
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	5,000,000	4,165,200
		11,794,916
Food Service 0.7%
Aramark Services, Inc.
6.375%, due 5/1/25 (a)	12,185,000	12,185,183
Forest Products & Paper 0.5%
Mercer International, Inc.
5.50%, due 1/15/26	7,500,000	7,236,068
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	1,000,000	1,019,777
		8,255,845
Hand & Machine Tools 0.5%
Regal Rexnord Corp. (a)
6.05%, due 2/15/26	2,875,000	2,874,083
6.05%, due 4/15/28	3,720,000	3,697,294

	Principal Amount	Value
Corporate Bonds
Hand & Machine Tools
Werner FinCo. LP
11.50%, due 6/15/28 (a)	$ 3,000,000	$ 3,007,500
		9,578,877
Healthcare-Products 0.5%
Hologic, Inc.
4.625%, due 2/1/28 (a)	1,500,000	1,425,809
Teleflex, Inc.
4.25%, due 6/1/28 (a)	2,000,000	1,838,903
4.625%, due 11/15/27	1,000,000	943,750
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	4,200,000	4,200,000
		8,408,462
Healthcare-Services 3.9%
Acadia Healthcare Co., Inc.
5.50%, due 7/1/28 (a)	3,000,000	2,872,500
Catalent Pharma Solutions, Inc.
5.00%, due 7/15/27 (a)	5,216,000	4,886,165
Encompass Health Corp.
4.50%, due 2/1/28	4,000,000	3,715,562
5.75%, due 9/15/25	4,335,000	4,323,546
HCA, Inc.
5.375%, due 2/1/25	13,100,000	13,022,341
5.875%, due 2/15/26	2,000,000	2,005,571
7.50%, due 12/15/23	10,000,000	10,037,907
7.58%, due 9/15/25	5,623,000	5,786,497
8.36%, due 4/15/24	10,000,000	10,128,382
IQVIA, Inc. (a)
5.00%, due 10/15/26	5,515,000	5,354,611
5.70%, due 5/15/28	3,000,000	2,981,638
ModivCare, Inc.
5.875%, due 11/15/25 (a)	6,000,000	5,565,000
		70,679,720
Holding Companies-Diversified 1.3%
Benteler International AG
10.50%, due 5/15/28 (a)	10,540,000	10,698,985
Stena International SA
6.125%, due 2/1/25 (a)	13,250,000	12,971,750
		23,670,735
Home Builders 1.4%
Adams Homes, Inc.
7.50%, due 2/15/25 (a)	6,895,000	6,773,109
Century Communities, Inc.
6.75%, due 6/1/27	5,000,000	5,019,350
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	4,000,000	3,787,507

	Principal Amount	Value
Corporate Bonds
Home Builders
Meritage Homes Corp.
5.125%, due 6/6/27	$ 1,500,000	$ 1,451,666
6.00%, due 6/1/25	1,000,000	998,750
STL Holding Co. LLC
7.50%, due 2/15/26 (a)	1,645,000	1,521,625
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	6,475,000	6,282,409
		25,834,416
Household Products & Wares 0.3%
Central Garden & Pet Co.
5.125%, due 2/1/28	6,500,000	6,135,867
Housewares 0.2%
Newell Brands, Inc.
4.875%, due 6/1/25	1,750,000	1,693,210
Scotts Miracle-Gro Co. (The)
5.25%, due 12/15/26	1,650,000	1,571,343
		3,264,553
Insurance 0.4%
MGIC Investment Corp.
5.25%, due 8/15/28	1,000,000	952,119
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	6,485,000	6,548,709
		7,500,828
Internet 1.8%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	3,000,000	2,829,649
Gen Digital, Inc. (a)
5.00%, due 4/15/25	7,175,000	7,072,535
6.75%, due 9/30/27	2,000,000	2,006,980
Go Daddy Operating Co. LLC
5.25%, due 12/1/27 (a)	3,500,000	3,342,500
Match Group Holdings II LLC
5.00%, due 12/15/27 (a)	1,500,000	1,421,322
Netflix, Inc.
5.75%, due 3/1/24	4,980,000	4,967,351
5.875%, due 2/15/25	665,000	666,991
Uber Technologies, Inc. (a)
6.25%, due 1/15/28	665,000	659,853
7.50%, due 5/15/25	6,345,000	6,416,150
7.50%, due 9/15/27	3,500,000	3,572,457
		32,955,788

	Principal Amount	Value
Corporate Bonds
Investment Companies 0.7%
Icahn Enterprises LP
4.75%, due 9/15/24	$ 12,500,000	$ 12,092,557
Iron & Steel 1.3%
Allegheny Ludlum LLC
6.95%, due 12/15/25	2,430,000	2,449,114
Big River Steel LLC
6.625%, due 1/31/29 (a)	7,260,000	7,236,042
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	2,300,000	2,306,282
8.125%, due 5/1/27	11,400,000	11,410,032
		23,401,470
Leisure Time 2.4%
Carnival Corp. (a)
5.75%, due 3/1/27	10,150,000	9,388,855
7.625%, due 3/1/26	9,660,000	9,529,730
10.50%, due 2/1/26	17,325,000	18,262,542
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	3,500,000	3,819,022
Lindblad Expeditions LLC
6.75%, due 2/15/27 (a)	1,825,000	1,751,316
Royal Caribbean Cruises Ltd.
9.25%, due 1/15/29 (a)	1,500,000	1,596,944
		44,348,409
Lodging 1.6%
Boyd Gaming Corp.
4.75%, due 12/1/27	10,000,000	9,417,825
Genting New York LLC
3.30%, due 2/15/26 (a)	1,000,000	896,412
Hilton Domestic Operating Co., Inc. (a)
5.375%, due 5/1/25	5,590,000	5,537,804
5.75%, due 5/1/28	2,000,000	1,969,627
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	2,690,000	2,599,194
Hyatt Hotels Corp.
5.375%, due 4/23/25 (f)	4,070,000	4,032,783
Marriott International, Inc.
Series Z
4.15%, due 12/1/23	1,500,000	1,493,364
Series EE
5.75%, due 5/1/25	932,000	936,807
Station Casinos LLC
4.50%, due 2/15/28 (a)	1,725,000	1,564,696
		28,448,512

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.7%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	$ 3,425,000	$ —
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	14,163,000	13,244,575
		13,244,575
Media 3.7%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	1,500,000	1,255,700
CCO Holdings LLC (a)
5.00%, due 2/1/28	16,645,000	15,382,164
5.125%, due 5/1/27	1,500,000	1,407,297
5.50%, due 5/1/26	13,485,000	13,165,458
CSC Holdings LLC
5.25%, due 6/1/24	9,250,000	8,623,103
11.25%, due 5/15/28 (a)	4,020,000	3,974,775
DIRECTV Financing LLC
5.875%, due 8/15/27 (a)	6,750,000	6,093,386
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (a)	11,000,000	10,288,194
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(g)(i)	3,000,000	2,653,200
Videotron Ltd.
5.125%, due 4/15/27 (a)	3,500,000	3,374,953
		66,218,230
Metal Fabricate & Hardware 0.1%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (a)	1,500,000	1,432,579
Mining 1.3%
Arconic Corp.
6.00%, due 5/15/25 (a)	3,000,000	3,040,245
Century Aluminum Co.
7.50%, due 4/1/28 (a)	8,115,000	7,709,250
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	2,500,000	2,458,050
7.50%, due 4/1/25	3,300,000	3,288,945
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	5,816,000	4,478,320
Novelis Corp.
3.25%, due 11/15/26 (a)	3,500,000	3,180,373
		24,155,183
Miscellaneous—Manufacturing 1.9%
Amsted Industries, Inc.
5.625%, due 7/1/27 (a)	6,115,000	5,931,550

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing
Calderys Financing LLC
11.25%, due 6/1/28 (a)	$ 2,500,000	$ 2,571,250
EnPro Industries, Inc.
5.75%, due 10/15/26	7,000,000	6,825,000
Gates Global LLC
6.25%, due 1/15/26 (a)	3,225,000	3,184,834
Hillenbrand, Inc.
5.00%, due 9/15/26 (f)	6,080,000	5,953,195
5.75%, due 6/15/25	3,515,000	3,479,063
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	3,000,000	2,754,000
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	2,825,000	2,874,371
		33,573,263
Oil & Gas 6.2%
Ascent Resources Utica Holdings LLC (a)
7.00%, due 11/1/26	3,900,000	3,814,287
9.00%, due 11/1/27	1,556,000	1,940,104
California Resources Corp.
7.125%, due 2/1/26 (a)	4,520,000	4,553,900
Chevron USA, Inc.
3.90%, due 11/15/24	4,550,000	4,471,347
Chord Energy Corp.
6.375%, due 6/1/26 (a)	2,780,000	2,758,895
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,500,000	1,415,625
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	6,925,000	6,352,150
EQT Corp.
6.125%, due 2/1/25 (f)	7,850,000	7,854,160
Gulfport Energy Corp.
8.00%, due 5/17/26	88,094	88,959
8.00%, due 5/17/26 (a)	4,510,560	4,554,831
Gulfport Energy Operating Corp. Escrow Claim Shares (g)(h)
6.00%, due 10/15/24	2,245,000	—
6.625%, due 5/1/23	4,452,000	—
Hess Corp.
3.50%, due 7/15/24	910,000	890,176
Matador Resources Co.
5.875%, due 9/15/26	9,120,000	8,874,938
Occidental Petroleum Corp.
5.50%, due 12/1/25	2,000,000	1,992,460
5.55%, due 3/15/26	1,000,000	994,750
5.875%, due 9/1/25	3,160,000	3,165,355
Parkland Corp.
5.875%, due 7/15/27 (a)	7,360,000	7,161,483

	Principal Amount	Value
Corporate Bonds
Oil & Gas
PDC Energy, Inc.
5.75%, due 5/15/26	$ 2,775,000	$ 2,790,818
6.125%, due 9/15/24	3,185,000	3,177,038
Permian Resources Operating LLC (a)
5.375%, due 1/15/26	6,100,000	5,856,000
7.75%, due 2/15/26	3,000,000	3,029,526
Range Resources Corp.
4.875%, due 5/15/25	3,900,000	3,827,382
Southwestern Energy Co.
5.70%, due 1/23/25 (f)	2,199,000	2,185,191
Talos Production, Inc.
12.00%, due 1/15/26	11,410,000	11,933,091
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	6,500,000	6,451,250
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	5,675,000	5,859,438
Viper Energy Partners LP
5.375%, due 11/1/27 (a)	1,500,000	1,440,000
Vital Energy, Inc.
10.125%, due 1/15/28	5,380,000	5,374,190
		112,807,344
Oil & Gas Services 0.5%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	5,000,000	4,734,280
Nine Energy Service, Inc.
13.00%, due 2/1/28	4,500,000	3,959,106
Weatherford International Ltd.
6.50%, due 9/15/28 (a)	1,000,000	1,000,183
		9,693,569
Packaging & Containers 0.4%
Cascades USA, Inc.
5.125%, due 1/15/26 (a)	4,831,000	4,637,897
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	1,750,000	1,740,071
Sealed Air Corp.
6.125%, due 2/1/28 (a)	935,000	930,801
		7,308,769
Pharmaceuticals 1.5%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	3,600,000	3,608,993
Bausch Health Cos., Inc.
11.00%, due 9/30/28 (a)	4,435,000	3,269,710
Endo DAC
5.875%, due 10/15/24 (a)(h)(j)	13,150,000	9,569,243

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Prestige Brands, Inc.
5.125%, due 1/15/28 (a)	$ 11,755,000	$ 11,226,025
		27,673,971
Pipelines 5.8%
Antero Midstream Partners LP
5.75%, due 3/1/27 (a)	7,690,000	7,438,533
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	3,700,000	3,617,149
EQM Midstream Partners LP
4.125%, due 12/1/26	675,000	633,860
6.00%, due 7/1/25 (a)	2,195,000	2,179,284
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	6,795,000	6,767,724
Genesis Energy LP
6.25%, due 5/15/26	4,500,000	4,294,226
6.50%, due 10/1/25	4,140,000	4,101,229
8.00%, due 1/15/27	7,500,000	7,381,178
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	7,224,000	7,115,640
Holly Energy Partners LP
6.375%, due 4/15/27 (a)	3,538,000	3,524,025
New Fortress Energy, Inc. (a)
6.50%, due 9/30/26	4,000,000	3,670,229
6.75%, due 9/15/25	1,000,000	952,313
NGL Energy Operating LLC
7.50%, due 2/1/26 (a)	2,610,000	2,586,153
NuStar Logistics LP
5.75%, due 10/1/25	1,500,000	1,473,750
6.00%, due 6/1/26	875,000	861,141
Plains All American Pipeline LP
Series B
9.431% (3 Month LIBOR + 4.11%), due 11/15/71 (d)(e)	18,663,000	16,871,863
Rockies Express Pipeline LLC
3.60%, due 5/15/25 (a)	3,805,000	3,624,167
Summit Midstream Holdings LLC
9.00%, due 10/15/26 (a)(f)	8,355,000	8,208,688
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	1,000,000	920,000
6.00%, due 3/1/27	1,725,000	1,634,668
TransMontaigne Partners LP
6.125%, due 2/15/26	4,600,000	4,025,000
Venture Global LNG, Inc.
8.125%, due 6/1/28 (a)	9,750,000	9,909,716
Western Midstream Operating LP
4.65%, due 7/1/26	4,315,000	4,186,627
		105,977,163

	Principal Amount	Value
Corporate Bonds
Real Estate 0.7%
Newmark Group, Inc.
6.125%, due 11/15/23	$ 12,225,000	$ 12,137,905
Real Estate Investment Trusts 3.0%
GLP Capital LP
5.25%, due 6/1/25	2,500,000	2,460,402
5.375%, due 4/15/26	700,000	686,953
MPT Operating Partnership LP
5.00%, due 10/15/27	4,400,000	3,856,305
5.25%, due 8/1/26	6,500,000	5,982,713
RHP Hotel Properties LP
4.75%, due 10/15/27	6,475,000	6,088,507
7.25%, due 7/15/28 (a)	1,600,000	1,624,044
SBA Communications Corp.
3.875%, due 2/15/27	2,000,000	1,842,542
VICI Properties LP (a)
3.50%, due 2/15/25	9,615,000	9,232,419
4.625%, due 6/15/25	2,985,000	2,898,226
5.625%, due 5/1/24	19,681,000	19,577,580
		54,249,691
Retail 3.3%
1011778 B.C. Unlimited Liability Co.
3.875%, due 1/15/28 (a)	10,000,000	9,158,294
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	5,000,000	4,575,911
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	2,830,000	2,721,267
Dave & Buster's, Inc.
7.625%, due 11/1/25 (a)	2,160,000	2,182,389
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	1,000,000	885,544
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	5,500,000	4,818,762
KFC Holding Co.
4.75%, due 6/1/27 (a)	9,157,000	8,848,959
Murphy Oil USA, Inc.
5.625%, due 5/1/27	3,820,000	3,713,284
NMG Holding Co., Inc.
7.125%, due 4/1/26 (a)	16,883,000	15,779,147
Patrick Industries, Inc.
7.50%, due 10/15/27 (a)	3,292,000	3,234,390
Penske Automotive Group, Inc.
3.50%, due 9/1/25	3,075,000	2,933,001
PetSmart, Inc.
4.75%, due 2/15/28 (a)	1,800,000	1,650,556
		60,501,504

	Principal Amount	Value
Corporate Bonds
Software 2.6%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	$ 2,500,000	$ 2,465,250
Camelot Finance SA
4.50%, due 11/1/26 (a)	16,420,000	15,486,666
CWT Travel Group, Inc. (a)
8.50%, due 11/19/26	1,250,000	600,000
8.50%, due 11/19/26	1,608,846	772,246
Open Text Corp. (a)
3.875%, due 2/15/28	2,000,000	1,778,984
6.90%, due 12/1/27	2,850,000	2,912,335
PTC, Inc. (a)
3.625%, due 2/15/25	10,320,000	9,970,416
4.00%, due 2/15/28	4,600,000	4,221,569
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	6,000,000	5,796,483
Veritas US, Inc.
7.50%, due 9/1/25 (a)	4,740,000	3,886,519
		47,890,468
Telecommunications 3.8%
Connect Finco SARL
6.75%, due 10/1/26 (a)	7,170,000	6,874,014
Sprint LLC
7.625%, due 2/15/25	1,400,000	1,431,684
7.875%, due 9/15/23	29,145,000	29,169,190
T-Mobile USA, Inc.
2.25%, due 2/15/26	24,000,000	22,177,082
4.75%, due 2/1/28	7,555,000	7,362,467
5.375%, due 4/15/27	570,000	571,436
Viasat, Inc.
5.625%, due 9/15/25 (a)	1,525,000	1,429,688
		69,015,561
Toys, Games & Hobbies 0.5%
Mattel, Inc. (a)
3.375%, due 4/1/26	5,469,000	5,084,642
5.875%, due 12/15/27	4,265,000	4,182,102
		9,266,744
Transportation 0.6%
Watco Cos. LLC
6.50%, due 6/15/27 (a)	9,520,000	9,121,683
XPO Escrow Sub LLC
7.50%, due 11/15/27 (a)	1,500,000	1,550,610
		10,672,293
Total Corporate Bonds (Cost $1,424,048,799)		1,386,232,320

	Principal Amount	Value
Loan Assignments 15.6%
Aerospace & Defense 0.2%
SkyMiles IP Ltd.
Initial Term Loan
9.076% (3 Month SOFR + 3.75%), due 10/20/27 (d)	$ 3,825,000	$ 3,973,655
Automobile 0.2%
Dealer Tire Financial LLC
Term Loan B2
9.819% (1 Month SOFR + 4.50%), due 12/14/27 (d)	3,482,500	3,475,246
Banking 0.1%
Jane Street Group LLC
Dollar Term Loan
8.183% (1 Month SOFR + 2.75%), due 1/26/28 (d)	2,455,919	2,438,524
Beverage, Food & Tobacco 0.4%
B&G Foods, Inc.
Tranche Term Loan B4
2.50% (1 Month SOFR + 2.50%), due 10/10/26 (d)	2,708,205	2,671,389
United Natural Foods, Inc.
Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 10/22/25 (d)	3,666,877	3,666,526
		6,337,915
Chemicals 0.2%
ASP Unifrax Holdings, Inc.
First Lien USD Term Loan
9.142% (3 Month SOFR + 3.75%), due 12/12/25 (d)	3,958,656	3,538,048
Chemicals, Plastics & Rubber 1.8%
Avient Corp.
Term Loan B6
8.616% (3 Month SOFR + 3.25%), due 8/29/29 (d)	2,533,647	2,535,909
Innophos Holdings, Inc.
Initial Term Loan
8.683% (1 Month SOFR + 3.25%), due 2/5/27 (d)	8,144,812	8,134,632
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
8.933% (1 Month SOFR + 3.50%), due 5/5/28 (d)	16,476,284	16,455,689
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
9.631% (3 Month SOFR + 4.00%), due 3/16/27 (d)	5,952,608	5,875,408
		33,001,638
Construction & Buildings 0.1%
Installed Building Products, Inc.
Initial Term Loan
7.683% (1 Month SOFR + 2.25%), due 12/14/28 (d)	1,379,000	1,381,872

	Principal Amount	Value
Loan Assignments
Electronics 0.9%
Camelot U.S. Acquisition LLC (d)
Initial Term Loan
8.433% (1 Month SOFR + 3.00%), due 10/30/26	$ 7,636,624	$ 7,627,079
Amendment No. 2 Incremental Term Loan
8.433% (1 Month SOFR + 3.00%), due 10/30/26	4,353,176	4,347,734
WEX, Inc.
Term Loan B
7.683% (1 Month SOFR + 2.25%), due 3/31/28 (d)	4,970,439	4,966,090
		16,940,903
Energy (Electricity) 0.5%
Talen Energy Supply LLC (d)
Initial Term Loan B
9.59% (3 Month SOFR + 4.50%), due 5/17/30	4,971,429	4,956,514
Initial Term Loan C
9.59% (3 Month SOFR + 4.50%), due 5/17/30	4,028,571	4,016,486
		8,973,000
Entertainment 0.2%
NAI Entertainment Holdings LLC
Tranche Term Loan B
7.70% (1 Month LIBOR + 2.50%), due 5/8/25 (d)	3,261,667	3,033,350
Finance 0.7%
Mileage Plus Holdings LLC
Initial Term Loan
10.764% (3 Month SOFR + 5.25%), due 6/21/27 (d)	2,000,000	2,083,864
RealTruck Group, Inc.
Initial Term Loan
9.183% (1 Month SOFR + 3.75%), due 1/31/28 (d)	8,746,619	8,212,253
Schweitzer-Mauduit International, Inc.
Term Loan B
9.183% (1 Month LIBOR + 3.75%), due 4/20/28 (d)	3,283,000	3,176,303
		13,472,420
Healthcare & Pharmaceuticals 0.2%
Owens & Minor, Inc.
Term Loan B1 8.715% - 9.169%
(1 Month SOFR + 3.75%, 6 Month SOFR + 3.75%), due 3/29/29 (d)	3,468,750	3,464,414
Healthcare, Education & Childcare 1.2%
LifePoint Health, Inc.
First Lien Term Loan B
9.377% (3 Month SOFR + 3.75%), due 11/16/25 (d)	15,213,139	14,950,712
Organon & Co.
Dollar Term Loan
8.257% (1 Month SOFR + 3.00%), due 6/2/28 (d)	7,627,500	7,602,078
		22,552,790

	Principal Amount	Value
Loan Assignments
High Tech Industries 0.7%
Central Parent, Inc.
First Lien Initial Term Loan
9.492% (3 Month SOFR + 4.25%), due 7/6/29 (d)	$ 1,994,988	$ 1,994,988
Open Text Corp.
Term Loan B
8.919% (1 Month SOFR + 3.50%), due 1/31/30 (d)	10,099,250	10,108,723
		12,103,711
Hotels, Motels, Inns & Gaming 0.4%
Caesars Entertainment, Inc.
2023 Incremental Term Loan B
8.669% (1 Month SOFR + 3.25%), due 2/6/30 (d)	1,995,000	1,993,061
Four Seasons Holdings, Inc.
2022 Refinancing Term Loan
8.669% (1 Month SOFR + 3.25%), due 11/30/29 (d)	5,302,179	5,307,603
		7,300,664
Insurance 0.5%
USI, Inc.
2022 Incremental Term Loan
8.992% (3 Month SOFR + 3.75%), due 11/22/29 (d)	9,633,927	9,625,498
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
NASCAR Holdings LLC
Initial Term Loan
7.933% (1 Month SOFR + 2.50%), due 10/19/26 (d)	1,450,303	1,452,051
Manufacturing 0.9%
Adient U.S. LLC
Term Loan B1
8.683% (1 Month SOFR + 3.25%), due 4/10/28 (d)	6,032,500	6,033,755
Chart Industries, Inc.
Amendment No. 3 Term Loan
9.105% (1 Month SOFR + 3.75%), due 3/15/30 (d)	5,985,000	5,970,037
DexKo Global, Inc.
First Lien Closing Date Dollar Term Loan
9.253% (3 Month SOFR + 3.75%), due 10/4/28 (d)	2,500,000	2,414,062
Summit Materials LLC
Term Loan B1
8.491% (6 Month SOFR + 3.00%), due 12/14/27 (d)	1,990,000	1,997,819
		16,415,673
Media 1.5%
Block Communications, Inc.
Term Loan
7.753% (3 Month SOFR + 2.25%), due 2/25/27 (d)	11,368,125	11,098,132

	Principal Amount	Value
Loan Assignments
Media
DIRECTV Financing LLC
Closing Date Term Loan
10.433% (1 Month SOFR + 5.00%), due 8/2/27 (d)	$ 11,664,666	$ 11,584,471
Lamar Media Corp.
Term Loan B
6.905% (1 Month SOFR + 1.50%), due 2/5/27 (d)	5,000,000	4,906,250
		27,588,853
Mining, Steel, Iron & Non-Precious Metals 0.2%
Gates Global LLC
Initial Dollar Term Loan B3
7.919% (1 Month SOFR + 2.50%), due 3/31/27 (d)	2,977,099	2,968,594
Oil & Gas 0.7%
Brazos Delaware II LLC
Initial Term Loan
8.944% (1 Month SOFR + 3.75%), due 2/11/30 (d)	5,386,500	5,360,532
PetroQuest Energy LLC (b)(d)(g)
Term Loan
12.693% (12.07% PIK) (1 Month LIBOR + 7.50%), due 11/8/23 (c)	4,035,035	3,106,977
Term Loan
12.693% (1 Month LIBOR + 7.50%), due 1/1/28	341,951	341,951
2020 Term Loan
12.705% (12.53% PIK) (1 Month LIBOR + 7.50%), due 9/19/26 (c)	262,619	262,619
TransMontaigne Operating Co. LP
Tranche Term Loan B 8.92% - 8.933%
(1 Month SOFR + 3.50%), due 11/17/28 (d)	2,953,660	2,929,201
		12,001,280
Personal, Food & Miscellaneous Services 0.4%
KFC Holding Co.
2021 Term Loan B
7.094% (1 Month SOFR + 1.75%), due 3/15/28 (d)	2,578,832	2,567,779
WW International, Inc.
Initial Term Loan
8.933% (1 Month SOFR + 3.50%), due 4/13/28 (d)	5,043,625	3,777,675
		6,345,454
Retail 1.5%
Great Outdoors Group LLC
Term Loan B2
9.183% (1 Month SOFR + 3.75%), due 3/6/28 (d)	27,269,000	27,155,370
Services: Business 0.5%
Fortrea Holdings, Inc.
Initial Term Loan B
8.992% (3 Month SOFR + 3.75%), due 7/1/30 (d)	2,650,000	2,651,656

	Principal Amount	Value
Loan Assignments
Services: Business
GIP II Blue Holding LP
Initial Term Loan
9.933% (3 Month SOFR + 4.50%), due 9/29/28 (d)	$ 7,296,290	$ 7,306,717
		9,958,373
Software 0.4%
Cloud Software Group, Inc.
First Lien Dollar Term Loan B
9.842% (3 Month SOFR + 4.50%), due 3/30/29 (d)	7,923,331	7,582,873
Telecommunications 0.5%
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
8.819% (1 Month SOFR + 3.50%), due 12/11/26 (d)	8,610,750	8,583,841
Utilities 0.6%
Constellation Renewables LLC
Term Loan
8.025% (3 Month SOFR + 2.50%), due 12/15/27 (d)	2,609,840	2,593,528
PG&E Corp.
Term Loan
8.433% (1 Month SOFR + 3.00%), due 6/23/25 (d)	9,180,707	9,146,279
		11,739,807
Total Loan Assignments (Cost $283,829,854)		283,405,817
Total Long-Term Bonds (Cost $1,738,243,154)		1,699,363,157

	Shares
Common Stocks 0.7%
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(g)(k)	2,021	1,010,500
Energy Equipment & Services 0.0% ‡
Nine Energy Service, Inc. (k)	22,500	113,175
Hotels, Restaurants & Leisure 0.1%
Carlson Travel, Inc. (b)(i)(k)	266,775	1,067,100
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)	20,915	1,830,063
Oil, Gas & Consumable Fuels 0.5%
Gulfport Energy Corp. (k)	71,218	7,296,284

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
PetroQuest Energy, Inc. (b)(g)(k)	11,867	$ —
Talos Energy, Inc. (k)	71,517	1,144,272
		8,440,556
Total Common Stocks (Cost $16,239,816)		12,461,394
Convertible Preferred Stock 0.1%
Hotels, Restaurants & Leisure 0.1%
CWT Travel Holdings, Inc., 15.00% (a)(b)(e)(g)(k)	14,495	869,700
Total Convertible Preferred Stock (Cost $1,198,536)		869,700
Preferred Stock 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (b)(g)(k)	4,501	3,659,313
Total Preferred Stock (Cost $4,295,471)		3,659,313
Total Investments (Cost $1,759,976,977)	94.7%	1,716,353,564
Other Assets, Less Liabilities	5.3	96,666,456
Net Assets	100.0%	$ 1,813,020,020

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $14,746,760, which represented 0.8% of the Fund’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate—Rate shown was the rate in effect as of July 31, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of July 31, 2023.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Issue in default.
(k)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 29,725,020	$ —	$ 29,725,020
Corporate Bonds	—	1,383,579,120	2,653,200	1,386,232,320
Loan Assignments	—	279,694,270	3,711,547	283,405,817
Total Long-Term Bonds	—	1,692,998,410	6,364,747	1,699,363,157
Common Stocks	8,553,731	2,897,163	1,010,500	12,461,394
Convertible Preferred Stock	—	—	869,700	869,700
Preferred Stock	—	—	3,659,313	3,659,313
Total Investments in Securities	$ 8,553,731	$ 1,695,895,573	$ 11,904,260	$ 1,716,353,564

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay WMC Small Companies Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 95.9%
Aerospace & Defense 1.5%
BWX Technologies, Inc.	69,524	$ 4,797,156
Automobile Components 4.8%
Dana, Inc.	251,982	4,782,618
Gentherm, Inc. (a)	73,890	4,416,405
XPEL, Inc. (a)	69,546	5,649,222
		14,848,245
Banks 7.6%
Banner Corp.	49,264	2,345,459
OFG Bancorp	91,302	3,057,704
Old National Bancorp	267,504	4,555,593
Stellar Bancorp, Inc.	142,287	3,537,255
United Community Banks, Inc.	126,520	3,677,936
Veritex Holdings, Inc.	154,705	3,327,705
WSFS Financial Corp.	70,105	3,067,094
		23,568,746
Biotechnology 6.2%
ACELYRIN, Inc. (a)	130,879	3,251,034
Bioxcel Therapeutics, Inc. (a)(b)	114,420	1,045,799
Celldex Therapeutics, Inc. (a)	118,493	4,189,912
Cytokinetics, Inc. (a)	62,942	2,099,116
Kymera Therapeutics, Inc. (a)(b)	83,477	1,826,477
Merus NV (a)	182,172	4,780,193
Sage Therapeutics, Inc. (a)	52,635	1,825,382
		19,017,913
Building Products 1.5%
Masonite International Corp. (a)	43,700	4,568,835
Capital Markets 1.5%
Hamilton Lane, Inc., Class A	53,346	4,717,387
Chemicals 3.0%
Minerals Technologies, Inc.	63,431	3,891,492
Quaker Chemical Corp.	26,735	5,357,159
		9,248,651
Commercial Services & Supplies 2.9%
Brady Corp., Class A	90,347	4,660,098
Interface, Inc.	432,267	4,223,249
		8,883,347
Consumer Finance 1.8%
Enova International, Inc. (a)	103,222	5,686,500

	Shares	Value
Common Stocks
Diversified Consumer Services 1.6%
Laureate Education, Inc.	376,970	$ 4,832,755
Electric Utilities 1.3%
Portland General Electric Co.	81,951	3,906,604
Electronic Equipment, Instruments & Components 1.5%
CTS Corp.	100,647	4,491,876
Energy Equipment & Services 4.1%
Liberty Energy, Inc.	303,520	4,998,974
Nabors Industries Ltd. (a)	31,795	3,894,570
Patterson-UTI Energy, Inc.	247,934	3,927,275
		12,820,819
Financial Services 6.2%
Federal Agricultural Mortgage Corp., Class C	28,611	4,599,218
NMI Holdings, Inc., Class A (a)	166,764	4,454,267
Remitly Global, Inc. (a)	262,981	5,070,274
Shift4 Payments, Inc., Class A (a)	72,490	5,001,085
		19,124,844
Food Products 1.9%
Freshpet, Inc. (a)(b)	82,040	6,033,222
Gas Utilities 1.7%
New Jersey Resources Corp.	114,507	5,118,463
Ground Transportation 1.6%
Heartland Express, Inc.	295,302	4,828,188
Health Care Equipment & Supplies 5.5%
Artivion, Inc. (a)	286,984	4,999,261
Lantheus Holdings, Inc. (a)	42,140	3,644,689
Omnicell, Inc. (a)	57,097	3,605,676
SI-BONE, Inc. (a)	186,124	4,794,554
		17,044,180
Health Care Providers & Services 1.7%
AMN Healthcare Services, Inc. (a)	47,760	5,117,484
Health Care REITs 1.5%
CareTrust REIT, Inc.	227,167	4,722,802
Hotels, Restaurants & Leisure 1.9%
Hilton Grand Vacations, Inc. (a)	129,800	6,035,700

	Shares	Value
Common Stocks
Household Durables 2.1%
Skyline Champion Corp. (a)	92,631	$ 6,452,675
Insurance 1.3%
SiriusPoint Ltd. (a)	426,210	3,980,801
Interactive Media & Services 1.8%
Taboola.com Ltd. (a)	1,489,150	5,569,421
Machinery 3.9%
Astec Industries, Inc.	50,641	2,501,665
Blue Bird Corp. (a)	198,047	4,147,104
Hillman Solutions Corp. (a)	535,814	5,272,410
		11,921,179
Media 1.9%
Magnite, Inc. (a)	392,870	5,944,123
Metals & Mining 2.6%
Carpenter Technology Corp.	86,002	5,148,079
MP Materials Corp. (a)	125,135	2,984,470
		8,132,549
Mortgage Real Estate Investment Trusts 0.7%
Redwood Trust, Inc.	284,300	2,140,779
Oil, Gas & Consumable Fuels 1.6%
PBF Energy, Inc., Class A	105,103	4,986,086
Pharmaceuticals 1.9%
Aclaris Therapeutics, Inc. (a)	393,419	3,883,046
Pacira BioSciences, Inc. (a)	54,486	1,980,566
		5,863,612
Professional Services 2.1%
Insperity, Inc.	54,511	6,413,219
Real Estate Management & Development 3.0%
Marcus & Millichap, Inc.	122,993	4,511,383
Tricon Residential, Inc.	511,027	4,767,882
		9,279,265
Semiconductors & Semiconductor Equipment 1.7%
Semtech Corp. (a)	182,822	5,338,402
Software 4.6%
Agilysys, Inc. (a)	56,179	4,136,460

	Shares	Value
Common Stocks
Software
Box, Inc., Class A (a)	151,049	$ 4,720,281
SolarWinds Corp. (a)	497,324	5,241,795
		14,098,536
Specialized REITs 1.9%
Uniti Group, Inc. (b)	1,074,158	5,993,802
Trading Companies & Distributors 3.5%
Boise Cascade Co.	55,444	5,737,899
MRC Global, Inc. (a)	444,034	5,013,144
		10,751,043
Total Common Stocks (Cost $270,473,730)		296,279,209
Exchange-Traded Fund 3.9%
iShares Russell 2000 ETF (b)	60,931	12,107,599
Total Exchange-Traded Fund (Cost $10,878,273)		12,107,599

	Number of Warrants
Warrants 0.1%
Energy Equipment & Services 0.1%
Nabors Industries Ltd.
Expires 6/11/26 (a)	20,384	377,104
Total Warrants (Cost $5,002)		377,104

	Shares
Short-Term Investments 4.8%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 5.075% (c)	1,728,443	1,728,443
Unaffiliated Investment Company 4.2%
Invesco Government & Agency Portfolio, 5.303% (c)(d)	12,953,166	12,953,166
Total Short-Term Investments (Cost $14,681,609)		14,681,609
Total Investments (Cost $296,038,614)	104.7%	323,445,521
Other Assets, Less Liabilities	(4.7)	(14,389,211)
Net Assets	100.0%	$ 309,056,310

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $18,697,270; the total market value of collateral held by the Fund was $19,013,975. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,060,809. The Fund received cash collateral with a value of $12,953,166.
(c)	Current yield as of July 31, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,059	$ 77,743	$ (80,074)	$ —	$ —	$ 1,728	$ 91	$ —	1,728
Abbreviation(s):
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 296,279,209	$ —	$ —	$ 296,279,209
Exchange-Traded Fund	12,107,599	—	—	12,107,599
Warrants	377,104	—	—	377,104
Short-Term Investments
Affiliated Investment Company	1,728,443	—	—	1,728,443
Unaffiliated Investment Company	12,953,166	—	—	12,953,166
Total Short-Term Investments	14,681,609	—	—	14,681,609
Total Investments in Securities	$ 323,445,521	$ —	$ —	$ 323,445,521

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Total Return Bond Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.8%
Asset-Backed Securities 12.4%
Automobile Asset-Backed Securities 6.2%
American Credit Acceptance Receivables Trust
Series 2022-1, Class D
2.46%, due 3/13/28 (a)	$ 2,030,000	$ 1,911,868
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A
2.02%, due 2/20/27 (a)	1,125,000	1,021,908
CPS Auto Receivables Trust
Series 2021-C, Class E
3.21%, due 9/15/28 (a)	1,535,000	1,412,860
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,990,000	1,850,874
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, due 6/15/27	990,000	909,727
Series 2021-2A, Class E
2.90%, due 7/17/28 (a)	850,000	772,701
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	1,235,000	1,105,561
Flagship Credit Auto Trust (a)
Series 2020-1, Class E
3.52%, due 6/15/27	1,950,000	1,776,048
Series 2019-2, Class E
4.52%, due 12/15/26	1,910,000	1,813,629
Ford Credit Auto Owner Trust (a)
Series 2021-2, Class D
2.60%, due 5/15/34	230,000	199,405
Series 2023-1, Class D
6.26%, due 8/15/35	755,000	740,529
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class C
1.11%, due 9/15/26	930,000	890,756
Series 2021-2A, Class D
1.42%, due 4/15/27	1,130,000	1,052,634
Series 2021-4A, Class C
1.94%, due 10/15/27	1,570,000	1,494,114
Series 2021-2A, Class E
2.87%, due 5/15/28	635,000	575,789
Series 2021-3A, Class E
3.20%, due 10/16/28	1,685,000	1,519,920
Series 2020-1A, Class D
3.68%, due 11/16/26	440,000	425,878
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class B
2.12%, due 12/27/27	1,215,000	1,065,374
Series 2021-2A, Class D
4.34%, due 12/27/27	2,910,000	2,530,816

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Hertz Vehicle Financing LLC (a)
Series 2021-1A, Class B
1.56%, due 12/26/25	$ 870,000	$ 817,397
Series 2021-1A, Class C
2.05%, due 12/26/25	890,000	833,772
JPMorgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	16,518	16,443
LAD Auto Receivables Trust
Series 2023-2A, Class A3
5.42%, due 2/15/28 (a)	235,000	231,847
		24,969,850
Other Asset-Backed Securities 6.2%
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	1,130,335	984,441
Series 2016-2, Class A
3.65%, due 6/15/28	1,394,000	1,212,100
Series 2019-1, Class B
3.85%, due 2/15/28	910,373	789,402
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	1,440,000	1,303,465
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,780,626	1,500,452
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	2,082,809	1,813,652
Series 2020-1, Class A1
1.69%, due 7/15/60	1,401,346	1,262,147
Series 2021-1A, Class B1
1.98%, due 3/15/61	2,012,126	1,709,398
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	20,065	19,741
DB Master Finance LLC
Series 2021-1A, Class A23
2.791%, due 11/20/51 (a)	940,675	745,193
FirstKey Homes Trust (a)
Series 2020-SFR2, Class A
1.266%, due 10/19/37	630,039	569,112
Series 2021-SFR1, Class B
1.788%, due 8/17/38	1,070,000	933,775
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	2,192,089	1,861,746

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Mosaic Solar Loan Trust
Series 2021-2A, Class B
2.09%, due 4/22/47 (a)	$ 1,080,020	$ 790,033
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, due 1/15/69 (a)	2,580,000	2,095,551
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	2,500,000	2,143,441
Series 2021-1, Class B1
2.41%, due 10/20/61	1,345,000	1,118,557
Progress Residential Trust (a)
Series 2021-SFR1, Class B
1.303%, due 4/17/38	800,000	703,549
Series 2021-SFR4, Class B
1.808%, due 5/17/38	1,215,000	1,079,106
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	980,075	759,791
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,360,887	1,354,115
		24,748,767
Total Asset-Backed Securities (Cost $54,797,677)		49,718,617
Corporate Bonds 35.1%
Aerospace & Defense 0.1%
Embraer Netherlands Finance BV
7.00%, due 7/28/30 (a)	545,000	550,777
Agriculture 0.6%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,456,144
4.80%, due 2/14/29	285,000	278,011
BAT Capital Corp.
3.734%, due 9/25/40	720,000	512,131
BAT International Finance plc
4.448%, due 3/16/28	65,000	62,191
		2,308,477
Airlines 1.5%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,324,583	1,304,731
5.75%, due 4/20/29	860,000	832,582

	Principal Amount	Value
Corporate Bonds
Airlines
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	$ 835,009	$ 818,429
4.75%, due 10/20/28	1,855,000	1,795,367
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,440,000	1,439,920
		6,191,029
Auto Manufacturers 2.4%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	755,000	707,945
4.125%, due 8/17/27	610,000	558,186
6.80%, due 5/12/28	700,000	706,432
6.95%, due 3/6/26	670,000	676,606
7.20%, due 6/10/30	555,000	569,097
General Motors Co.
5.60%, due 10/15/32	410,000	401,532
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,335,000	1,072,782
4.30%, due 4/6/29	940,000	874,174
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	1,015,000	955,766
1.85%, due 9/16/26	2,670,000	2,325,890
Volkswagen Group of America Finance LLC
4.60%, due 6/8/29 (a)	645,000	623,674
		9,472,084
Banks 11.7%
Banco Santander SA
5.294%, due 8/18/27	1,400,000	1,374,878
Bank of America Corp.
2.087%, due 6/14/29 (b)	540,000	463,308
2.496%, due 2/13/31 (b)	755,000	632,541
3.419%, due 12/20/28 (b)	283,000	260,552
3.593%, due 7/21/28 (b)	935,000	870,729
3.705%, due 4/24/28 (b)	830,000	778,634
4.25%, due 10/22/26	1,550,000	1,496,808
Series MM
4.30%, due 1/28/25 (b)(c)	910,000	823,984
Barclays plc (c)(d)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,135,000	1,552,661
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	370,000	344,100
BNP Paribas SA (a)(c)(d)
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31	1,825,000	1,395,630
7.75% (5 Year Treasury Constant Maturity Rate + 4.899%), due 8/16/29	640,000	637,056
BPCE SA
5.125%, due 1/18/28 (a)	755,000	742,792
Citigroup, Inc.
3.887%, due 1/10/28 (b)	1,234,000	1,169,017

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc.
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (c)(d)	$ 765,000	$ 640,687
5.30%, due 5/6/44	994,000	923,563
Citizens Bank NA
6.064%, due 10/24/25 (b)	860,000	832,672
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(c)(d)	2,030,000	1,657,292
Deutsche Bank AG
3.035%, due 5/28/32 (b)	890,000	710,452
6.586% (SOFR + 1.219%), due 11/16/27 (d)	1,515,000	1,398,073
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,431,940
First Horizon Corp.
4.00%, due 5/26/25	2,320,000	2,180,553
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (b)	1,305,000	1,163,957
1.992%, due 1/27/32 (b)	740,000	582,865
6.75%, due 10/1/37	955,000	1,034,918
HSBC Holdings plc
3.973%, due 5/22/30 (b)	1,015,000	916,734
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	435,000	442,120
JPMorgan Chase & Co. (b)
2.182%, due 6/1/28	1,030,000	916,753
4.005%, due 4/23/29	1,030,000	974,531
Series HH
4.60%, due 2/1/25 (c)	377,000	356,265
Lloyds Banking Group plc
4.582%, due 12/10/25	2,643,000	2,547,955
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (d)	680,000	639,799
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(b)	1,770,000	1,404,596
Mizuho Financial Group, Inc.
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30 (d)(e)	610,000	539,003
Morgan Stanley
2.484%, due 9/16/36 (b)	2,195,000	1,682,691
2.511%, due 10/20/32 (b)	510,000	411,242
3.591%, due 7/22/28 (f)	585,000	544,680
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (d)	1,985,000	1,789,175
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (b)	630,000	632,752
Societe Generale SA (a)(d)
3.337% (1 Year Treasury Constant Maturity Rate + 1.60%), due 1/21/33	55,000	44,795
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (c)	395,000	332,045
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (c)	1,515,000	1,208,364

	Principal Amount	Value
Corporate Bonds
Banks
UBS Group AG (a)
3.091%, due 5/14/32 (b)	$ 1,070,000	$ 883,867
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (c)(d)	1,520,000	1,133,996
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (d)	340,000	325,844
Wells Fargo & Co. (b)
3.35%, due 3/2/33	700,000	599,280
3.526%, due 3/24/28	1,430,000	1,336,782
5.557%, due 7/25/34	330,000	331,302
Wells Fargo Bank NA
5.85%, due 2/1/37	335,000	340,495
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (d)	2,268,000	1,746,019
		47,180,747
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	450,000	452,341
Chemicals 0.7%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,135,000	1,042,043
Huntsman International LLC
4.50%, due 5/1/29	1,964,000	1,823,642
		2,865,685
Commercial Services 0.3%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	640,000	594,940
California Institute of Technology
3.65%, due 9/1/2119	772,000	516,582
		1,111,522
Computers 1.1%
Dell International LLC
3.375%, due 12/15/41 (a)	1,145,000	813,892
4.90%, due 10/1/26	1,912,000	1,891,615
5.30%, due 10/1/29	765,000	763,009
8.10%, due 7/15/36	385,000	448,155
NCR Corp.
5.00%, due 10/1/28 (a)	603,000	545,467
		4,462,138
Diversified Financial Services 2.8%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	2,300,000	2,068,358
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(c)(d)	1,070,000	807,850

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Ally Financial, Inc.
6.992%, due 6/13/29 (b)	$ 465,000	$ 468,445
8.00%, due 11/1/31	1,205,000	1,278,503
American Express Co.
5.625%, due 7/28/34 (b)	480,000	479,320
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,330,000	1,194,903
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,385,000	1,242,129
3.25%, due 2/15/27	1,740,000	1,561,614
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	955,000	869,923
Capital One Financial Corp.
6.312%, due 6/8/29 (b)	905,000	908,419
OneMain Finance Corp.
3.50%, due 1/15/27	575,000	497,187
		11,376,651
Electric 4.3%
AEP Texas, Inc.
4.70%, due 5/15/32	915,000	877,354
Alabama Power Co.
3.00%, due 3/15/52	1,325,000	893,462
Arizona Public Service Co.
2.20%, due 12/15/31	1,500,000	1,178,797
3.35%, due 5/15/50	1,320,000	902,584
Calpine Corp.
5.125%, due 3/15/28 (a)	495,000	448,885
Duke Energy Carolinas LLC
5.35%, due 1/15/53	560,000	562,177
Duke Energy Progress LLC
5.35%, due 3/15/53	720,000	720,823
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	990,000	895,487
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (c)(d)	2,185,000	1,887,777
National Rural Utilities Cooperative Finance Corp.
5.80%, due 1/15/33	830,000	866,352
Northern States Power Co.
5.10%, due 5/15/53	775,000	757,876
Ohio Power Co.
Series R
2.90%, due 10/1/51	585,000	381,187
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,447,565
Public Service Co. of Oklahoma
5.25%, due 1/15/33	340,000	338,207

	Principal Amount	Value
Corporate Bonds
Electric
San Diego Gas & Electric Co.
5.35%, due 4/1/53	$ 580,000	$ 576,522
Sempra
5.50%, due 8/1/33	940,000	939,778
Southern California Edison Co.
4.00%, due 4/1/47	1,235,000	990,233
5.70%, due 3/1/53	685,000	685,617
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,060,000	706,471
Virginia Electric and Power Co.
5.45%, due 4/1/53	415,000	417,260
Xcel Energy, Inc.
5.45%, due 8/15/33	935,000	933,757
		17,408,171
Entertainment 0.2%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	810,000	718,425
Food 0.9%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	1,395,000	1,340,620
MARB BondCo plc
3.95%, due 1/29/31 (a)	1,240,000	918,344
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	965,000	896,541
5.20%, due 4/1/29	580,000	536,776
		3,692,281
Gas 0.6%
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,483,898
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	835,000	751,159
		2,235,057
Insurance 0.6%
Liberty Mutual Group, Inc.
3.951%, due 10/15/50 (a)	1,610,000	1,183,851
Nippon Life Insurance Co.
3.40% (5 Year Treasury Constant Maturity Rate + 2.612%), due 1/23/50 (a)(d)(e)	290,000	254,044
Willis North America, Inc.
2.95%, due 9/15/29	925,000	803,826
		2,241,721
Internet 0.2%
Expedia Group, Inc.
3.25%, due 2/15/30	795,000	699,331

	Principal Amount	Value
Corporate Bonds
Media 0.4%
CCO Holdings LLC
4.75%, due 3/1/30 (a)	$ 495,000	$ 429,050
DISH DBS Corp.
5.75%, due 12/1/28 (a)	885,000	681,024
Grupo Televisa SAB
5.25%, due 5/24/49	370,000	329,804
		1,439,878
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
7.056% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(d)	1,685,000	1,263,750
Oil & Gas 0.3%
Gazprom PJSC Via Gaz Capital SA
4.95%, due 2/6/28 (a)(g)	1,521,000	1,095,120
Packaging & Containers 0.1%
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	571,000	567,760
Pharmaceuticals 0.4%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	1,653,000	1,495,413
Pipelines 3.1%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,385,000	1,084,741
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,125,000	989,058
Enbridge, Inc.
5.70%, due 3/8/33	915,000	927,552
Energy Transfer LP
5.35%, due 5/15/45	940,000	819,367
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	475,000	464,364
Enterprise Products Operating LLC
3.95%, due 1/31/60	715,000	545,621
4.20%, due 1/31/50	380,000	314,202
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,691,630
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	565,000	495,787
5.50%, due 10/15/30	440,000	413,600
5.625%, due 2/15/26	726,000	715,110
MPLX LP
5.65%, due 3/1/53	460,000	430,953

	Principal Amount	Value
Corporate Bonds
Pipelines
Sabine Pass Liquefaction LLC
5.875%, due 6/30/26	$ 1,160,000	$ 1,167,958
Targa Resources Corp.
4.20%, due 2/1/33	640,000	571,614
Western Midstream Operating LP
5.50%, due 2/1/50 (h)	1,240,000	1,051,619
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,095,000	761,765
		12,444,941
Real Estate Investment Trusts 0.5%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	415,000	359,391
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	1,490,000	1,150,416
Iron Mountain, Inc. (a)
4.875%, due 9/15/29	185,000	166,874
5.25%, due 7/15/30	300,000	271,200
		1,947,881
Retail 0.4%
AutoNation, Inc.
4.75%, due 6/1/30	820,000	771,631
Nordstrom, Inc.
4.25%, due 8/1/31	885,000	697,911
		1,469,542
Software 0.1%
Fidelity National Information Services, Inc.
5.10%, due 7/15/32	505,000	500,752
Telecommunications 1.0%
Altice France SA
5.125%, due 7/15/29 (a)	1,340,000	938,423
AT&T, Inc.
3.85%, due 6/1/60 (e)	1,262,000	881,176
5.40%, due 2/15/34	400,000	393,520
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	1,642,813	1,624,557
T-Mobile USA, Inc.
2.625%, due 2/15/29	450,000	391,544
		4,229,220
Transportation 0.2%
Burlington Northern Santa Fe LLC
5.20%, due 4/15/54	675,000	678,230

	Principal Amount	Value
Corporate Bonds
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP
6.05%, due 8/1/28 (a)	$ 710,000	$ 712,086
Total Corporate Bonds (Cost $160,254,538)		140,811,010
Foreign Government Bonds 1.9%
Chile 0.3%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,615,000	1,361,750
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	1,485,000	1,135,675
Mexico 1.3%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	2,445,000	1,912,274
Petroleos Mexicanos
6.50%, due 3/13/27	2,730,000	2,427,785
6.75%, due 9/21/47	1,295,000	833,353
		5,173,412
Total Foreign Government Bonds (Cost $9,611,882)		7,670,837
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Second Refinancing Term Loan
9.419% (1 Month SOFR + 4.00%), due 11/2/27 (d)	597,835	555,240
Total Loan Assignments (Cost $594,289)		555,240
Mortgage-Backed Securities 37.0%
Agency (Collateralized Mortgage Obligations) 16.6%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,445,000	1,010,083
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (d)(i)	2,331,758	55,335
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (d)(i)	344,364	7,628
REMIC, Series 5326
(zero coupon), due 8/25/53	455,000	362,383

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	$ 721,937	$ 569,542
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	1,330,000	896,956
REMIC, Series 4993, Class KS
0.867% (SOFR 30A + 5.936%), due 7/25/50 (d)(i)	3,170,108	401,165
REMIC, Series 4994, Class TS
0.917% (SOFR 30A + 5.986%), due 7/25/50 (d)(i)	1,620,244	185,461
REMIC, Series 4988, Class BA
1.50%, due 6/25/50	352,791	256,667
REMIC, Series 5038, Class KA
1.50%, due 11/25/50	550,519	410,036
REMIC, Series 4120, Class ZA
3.00%, due 10/15/42	690,010	608,145
REMIC, Series 4913, Class UA
3.00%, due 3/15/49	1,269,637	1,127,572
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (i)	1,511,615	229,760
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (i)	1,380,329	215,662
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (i)	1,200,105	184,083
REMIC, Series 5160
3.00%, due 10/25/51 (i)	1,299,425	154,264
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	854,651	762,456
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,534,328	1,366,867
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	1,212,868	1,127,012
REMIC, Series 5268, Class B
4.50%, due 10/25/52	832,958	788,811
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	963,926	724,441
Series 311
(zero coupon), due 8/15/43	543,874	405,085
Series 311, Class S1
0.768% (SOFR 30A + 5.836%), due 8/15/43 (d)(i)	1,506,179	147,244
Series 389, Class C35
2.00%, due 6/15/52 (i)	2,370,109	295,152
FNMA
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (d)(i)	8,202,143	76,965
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (d)(i)	1,010,263	8,742

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	$ 918,995	$ 729,922
REMIC, Series 2022-10, Class SA
0.681% (SOFR 30A + 5.75%), due 2/25/52 (d)(i)	2,244,953	267,193
REMIC, Series 2021-40, Class SI
0.767% (SOFR 30A + 5.836%), due 9/25/47 (d)(i)	1,823,047	164,369
REMIC, Series 2016-57, Class SN
0.867% (SOFR 30A + 5.936%), due 6/25/46 (d)(i)	1,513,713	151,420
REMIC, Series 2020-70, Class SD
1.067% (SOFR 30A + 6.136%), due 10/25/50 (d)(i)	1,583,035	194,943
REMIC, Series 2020-47, Class BD
1.50%, due 7/25/50	316,181	229,861
REMIC, Series 2020-49, Class PB
1.75%, due 7/25/50	414,378	323,225
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (i)	697,494	99,360
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (i)	1,027,541	150,527
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (i)	6,292,030	735,934
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (i)	475,189	56,485
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	2,011,558	1,736,962
REMIC, Series 2017-83, Class CZ
3.00%, due 10/25/47	1,429,183	1,224,724
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (i)	7,720,153	1,161,235
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	1,132,543	1,009,195
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (i)	2,858,156	464,187
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,510,844	1,356,920
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (i)	1,813,756	353,429
FNMA, Strips (i)
REMIC, Series 426, Class C32
1.50%, due 2/25/52	3,581,194	335,791
REMIC, Series 427, Class C77
2.50%, due 9/25/51	2,881,348	418,689
REMIC, Series 429, Class C5
3.00%, due 10/25/52	3,819,258	659,847
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (d)(i)	800,782	8,840

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (d)(i)	$ 2,496,473	$ 30,189
Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (d)(i)	3,518,765	47,436
Series 2023-101, Class KO
(zero coupon), due 1/20/51	2,060,000	1,393,849
Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (d)(i)	5,703,288	65,927
Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (d)(i)	4,786,014	53,382
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (d)(i)	2,826,564	80,791
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (d)(i)	5,687,599	72,796
Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (d)(i)	13,220,236	87,752
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (d)(i)	4,477,062	35,789
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (d)(i)	23,006,217	153,507
Series 2022-34, Class HS
(zero coupon) (SOFR 30A + 4.10%), due 2/20/52 (d)(i)	4,469,020	181,278
Series 2023-56
(zero coupon), due 7/20/52	1,316,174	1,168,075
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,271,491	958,291
Series 2023-53
(zero coupon), due 4/20/53	586,615	463,683
Series 2020-146, Class SA
0.931% (1 Month SOFR + 6.186%), due 10/20/50 (d)(i)	1,814,832	219,620
Series 2020-167, Class SN
0.931% (1 Month SOFR + 6.186%), due 11/20/50 (d)(i)	888,412	102,192
Series 2021-179, Class SA
0.931% (1 Month SOFR + 6.186%), due 11/20/50 (d)(i)	2,642,185	309,258
Series 2020-189, Class SU
0.931% (1 Month SOFR + 6.186%), due 12/20/50 (d)(i)	587,781	73,901
Series 2021-46, Class QS
0.931% (1 Month SOFR + 6.186%), due 3/20/51 (d)(i)	1,065,938	125,852
Series 2021-46, Class TS
0.931% (1 Month SOFR + 6.186%), due 3/20/51 (d)(i)	1,287,502	153,346
Series 2021-57, Class SA
0.931% (1 Month SOFR + 6.186%), due 3/20/51 (d)(i)	2,109,385	247,009
Series 2021-57, Class SD
0.931% (1 Month SOFR + 6.186%), due 3/20/51 (d)(i)	2,613,638	303,868
Series 2021-96, Class NS
0.931% (1 Month SOFR + 6.186%), due 6/20/51 (d)(i)	3,461,424	399,701

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-96, Class SN
0.931% (1 Month SOFR + 6.186%), due 6/20/51 (d)(i)	$ 2,357,482	$ 263,037
Series 2021-97, Class SM
0.931% (1 Month SOFR + 6.186%), due 6/20/51 (d)(i)	2,528,762	307,122
Series 2021-122, Class HS
0.931% (1 Month SOFR + 6.186%), due 7/20/51 (d)(i)	2,101,212	264,872
Series 2022-137, Class S
0.931% (1 Month SOFR + 6.186%), due 7/20/51 (d)(i)	2,408,687	277,515
Series 2021-96, Class JS
0.981% (1 Month SOFR + 6.236%), due 6/20/51 (d)(i)	1,851,564	183,645
Series 2020-97, Class HB
1.00%, due 7/20/50	565,148	425,658
Series 2020-146, Class YK
1.00%, due 10/20/50	1,148,356	867,949
Series 2020-166, Class CA
1.00%, due 11/20/50	956,818	703,047
Series 2023-60, Class ES
1.063% (SOFR 30A + 11.20%), due 4/20/53 (d)	1,365,506	1,231,307
Series 2020-165, Class UD
1.50%, due 11/20/50	491,028	370,128
Series 2023-86, Class SE
1.582% (SOFR 30A + 6.65%), due 9/20/50 (d)(i)	1,641,368	203,444
Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (d)(i)	2,739,816	261,324
Series 2020-166, Class IC
2.00%, due 11/20/50 (i)	1,262,418	127,866
Series 2020-185, Class BI
2.00%, due 12/20/50 (i)	1,374,596	152,605
Series 2022-10, Class IC
2.00%, due 11/20/51 (i)	1,985,168	234,532
Series 2023-66, Class MP
2.163% (SOFR 30A + 12.30%), due 5/20/53 (d)	1,336,542	1,235,556
Series 2021-97, Class IN
2.50%, due 8/20/49 (i)	3,186,834	324,247
Series 2022-1, Class IA
2.50%, due 6/20/50 (i)	477,842	63,319
Series 2020-122, Class IW
2.50%, due 7/20/50 (i)	1,646,762	212,516
Series 2020-151, Class TI
2.50%, due 10/20/50 (i)	1,550,309	201,644
Series 2020-173, Class EI
2.50%, due 11/20/50 (i)	1,740,484	235,257
Series 2021-1, Class PI
2.50%, due 12/20/50 (i)	815,112	103,678
Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (d)	2,497,961	2,015,029

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (d)	$ 922,483	$ 759,123
Series 2021-177, Class CI
2.50%, due 10/20/51 (i)	1,788,709	232,666
Series 2021-188
2.50%, due 10/20/51 (i)	2,953,645	438,485
Series 2022-83
2.50%, due 11/20/51 (i)	2,191,980	286,250
Series 2021-1, Class IT
3.00%, due 1/20/51 (i)	1,938,133	286,632
Series 2021-44, Class IQ
3.00%, due 3/20/51 (i)	2,800,918	414,582
Series 2021-74, Class HI
3.00%, due 4/20/51 (i)	345,280	49,618
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (d)	604,694	507,809
Series 2021-98, Class IN
3.00%, due 6/20/51 (i)	1,128,859	195,066
Series 2021-98, Class KI
3.00%, due 6/20/51 (i)	6,109,856	966,481
Series 2022-189, Class AT
3.00%, due 7/20/51	1,411,143	1,221,624
Series 2021-139, Class IA
3.00%, due 8/20/51 (i)	7,860,914	1,217,472
Series 2022-207
3.00%, due 8/20/51 (i)	1,780,627	270,994
Series 2023-19, Class CI
3.00%, due 11/20/51 (i)	2,319,845	329,842
Series 2022-207, Class NA
3.00%, due 1/20/52	2,225,859	1,930,045
Series 2022-206, Class CN
3.00%, due 2/20/52	748,841	646,078
Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (d)	609,526	540,032
Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (d)	1,266,973	1,123,499
Series 2019-110, Class FG
3.50% (1 Month SOFR + 0.764%), due 9/20/49 (d)	443,427	388,227
Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (d)	665,617	589,539
Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (d)	862,230	761,814
Series 2023-63, Class MA
3.50%, due 5/20/50	2,721,595	2,463,486
Series 2021-125, Class AF
3.50% (SOFR 30A + 0.25%), due 7/20/51 (d)	1,337,717	1,186,930

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-146, Class IN
3.50%, due 8/20/51 (i)	$ 2,032,206	$ 317,683
Series 2023-1, Class HD
3.50%, due 1/20/52	2,145,663	1,918,317
Series 2022-206, Class WN
4.00%, due 10/20/49	930,319	870,137
Series 2023-38, Class WT
6.777%, due 12/20/51 (f)	560,262	599,409
Series 2023-59, Class YC
6.933%, due 9/20/51 (f)	1,431,381	1,563,030
Series 2023-55, Class CG
7.466%, due 7/20/51 (f)	1,386,241	1,526,366
Series 2023-55, Class LB
7.925%, due 11/20/51 (f)	1,645,344	1,910,964
		66,715,564
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 9.1%
BAMLL Commercial Mortgage Securities Trust (a)(d)
Series 2022-DKLX, Class D
8.222% (1 Month SOFR + 3.00%), due 1/15/39	400,000	384,777
Series 2022-DKLX, Class F
10.179% (1 Month SOFR + 4.957%), due 1/15/39	800,000	760,415
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.757% (1 Month SOFR + 0.459%), due 12/25/36 (a)(d)	21,920	20,233
BBCMS Mortgage Trust (a)(d)
Series 2018-TALL, Class A
6.141% (1 Month SOFR + 0.919%), due 3/15/37	445,000	405,324
Series 2018-TALL, Class B
6.39% (1 Month SOFR + 1.168%), due 3/15/37	735,000	609,505
BX Commercial Mortgage Trust (a)
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (j)	1,440,000	1,142,554
Series 2021-VOLT, Class C
6.436% (1 Month SOFR + 1.214%), due 9/15/36 (d)	1,590,000	1,520,277
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	1,709,000	1,459,989
Series 2019-OC11, Class E
3.944%, due 12/9/41 (j)	1,619,000	1,298,262
Series 2023-LIFE, Class A
5.045%, due 2/15/28	450,000	425,924
Series 2023-LIFE, Class B
5.391%, due 2/15/28	535,000	507,999
BXHPP Trust (a)(d)
Series 2021-FILM, Class A
5.986% (1 Month SOFR + 0.764%), due 8/15/36	870,000	820,292

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BXHPP Trust (a)(d)
Series 2021-FILM, Class B
6.236% (1 Month SOFR + 1.014%), due 8/15/36	$ 500,000	$ 459,351
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A
5.82%, due 6/10/28 (a)(f)	855,000	846,290
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	2,060,000	1,516,701
Extended Stay America Trust (a)(d)
Series 2021-ESH, Class B
6.716% (1 Month SOFR + 1.494%), due 7/15/38	211,381	207,143
Series 2021-ESH, Class C
7.036% (1 Month SOFR + 1.814%), due 7/15/38	2,181,069	2,133,241
FREMF Mortgage Trust (a)(j)
Series 2019-K99, Class B
3.646%, due 10/25/52	215,000	191,733
Series 2019-K98, Class C
3.738%, due 10/25/52	1,200,000	1,062,894
Series 2015-K42, Class B
3.848%, due 1/25/48	400,000	385,543
Series 2017-K63, Class C
3.878%, due 2/25/50	1,725,000	1,601,167
Series 2019-K94, Class B
3.965%, due 7/25/52	1,560,000	1,420,219
Series 2019-K94, Class C
3.965%, due 7/25/52	970,000	871,330
Series 2018-K78, Class C
4.129%, due 6/25/51	355,000	326,650
Series 2018-K77, Class C
4.161%, due 5/25/51	1,375,000	1,267,799
Series 2018-K81, Class C
4.173%, due 9/25/51	370,841	342,191
Series 2018-K76, Class C
4.208%, due 6/25/51	2,508,000	2,321,247
Series 2018-K86, Class C
4.294%, due 11/25/51	1,105,000	1,018,021
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-2NU, Class A
1.974%, due 1/5/40 (a)	1,500,000	1,178,590
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	100,000	85,735
Multifamily Connecticut Avenue Securities Trust (a)(d)
Series 2019-01, Class M10
8.433% (SOFR 30A + 3.364%), due 10/25/49	2,286,488	2,250,841
Series 2020-01, Class M10
8.933% (SOFR 30A + 3.864%), due 3/25/50	1,398,172	1,344,510

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	$ 1,505,000	$ 1,226,300
SLG Office Trust (a)
Series 2021-OVA, Class A
2.585%, due 7/15/41	925,000	745,718
Series 2021-OVA, Class F
2.851%, due 7/15/41	660,000	456,801
SMRT
Series 2022-MINI, Class D
7.172% (1 Month SOFR + 1.95%), due 1/15/39 (a)(d)	1,050,000	1,002,655
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(j)	1,250,000	1,127,722
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class AS
3.891%, due 8/15/47	1,815,000	1,724,459
		36,470,402
Whole Loan (Collateralized Mortgage Obligations) 11.3%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(f)(i)	31,894,564	307,531
Connecticut Avenue Securities Trust (a)(d)
Series 2022-R01, Class 1M2
6.969% (SOFR 30A + 1.90%), due 12/25/41	405,000	398,687
Series 2020-R02, Class 2M2
7.183% (SOFR 30A + 2.114%), due 1/25/40	251,752	252,070
Series 2021-R01, Class 1B1
8.169% (SOFR 30A + 3.10%), due 10/25/41	2,135,000	2,147,391
Series 2022-R04, Class 1M2
8.169% (SOFR 30A + 3.10%), due 3/25/42	900,000	916,317
Series 2022-R01, Class 1B1
8.219% (SOFR 30A + 3.15%), due 12/25/41	600,000	603,159
Series 2022-R02, Class 2B1
9.569% (SOFR 30A + 4.50%), due 1/25/42	1,105,000	1,140,501
FHLMC STACR REMIC Trust (a)(d)
Series 2022-DNA1, Class M1B
6.919% (SOFR 30A + 1.85%), due 1/25/42	1,970,000	1,930,600
Series 2020-DNA6, Class M2
7.069% (SOFR 30A + 2.00%), due 12/25/50	789,565	795,242
Series 2021-HQA2, Class M2
7.119% (SOFR 30A + 2.05%), due 12/25/33	2,048,000	2,014,761
Series 2021-HQA1, Class M2
7.319% (SOFR 30A + 2.25%), due 8/25/33	2,000,199	1,993,175
Series 2022-DNA2, Class M1B
7.469% (SOFR 30A + 2.40%), due 2/25/42	850,000	852,125

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(d)
Series 2020-DNA1, Class B1
7.483% (SOFR 30A + 2.414%), due 1/25/50	$ 1,000,000	$ 999,993
Series 2022-DNA1, Class M2
7.569% (SOFR 30A + 2.50%), due 1/25/42	1,635,000	1,614,776
Series 2020-DNA6, Class B1
8.069% (SOFR 30A + 3.00%), due 12/25/50	440,000	435,600
Series 2021-DNA5, Class B1
8.119% (SOFR 30A + 3.05%), due 1/25/34	2,010,000	2,016,291
Series 2021-HQA2, Class B1
8.219% (SOFR 30A + 3.15%), due 12/25/33	1,200,000	1,189,868
Series 2021-HQA3, Class B1
8.419% (SOFR 30A + 3.35%), due 9/25/41	865,000	861,774
Series 2021-DNA6, Class B1
8.469% (SOFR 30A + 3.40%), due 10/25/41	705,000	708,525
Series 2022-DNA1, Class B1
8.469% (SOFR 30A + 3.40%), due 1/25/42	1,425,000	1,425,885
Series 2021-DNA7, Class B1
8.719% (SOFR 30A + 3.65%), due 11/25/41	1,015,000	1,028,210
Series 2022-DNA2, Class M2
8.819% (SOFR 30A + 3.75%), due 2/25/42	905,000	928,503
Series 2020-HQA1, Class B2
10.283% (SOFR 30A + 5.214%), due 1/25/50	942,000	941,991
FHLMC STACR Trust (a)(d)
Series 2019-DNA3, Class B1
8.433% (SOFR 30A + 3.364%), due 7/25/49	575,000	591,500
Series 2019-DNA2, Class B1
9.533% (SOFR 30A + 4.464%), due 3/25/49	2,925,000	3,107,800
Series 2019-DNA1, Class B1
9.833% (SOFR 30A + 4.764%), due 1/25/49	960,000	1,036,685
FHLMC Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2
7.483% (SOFR 30A + 2.414%), due 9/25/30 (d)	624,124	630,631
FNMA (d)
Series 2021-R02, Class 2B1
8.369% (SOFR 30A + 3.30%), due 11/25/41 (a)	335,000	335,620
Series 2018-C01, Class 1B1
8.733% (SOFR 30A + 3.664%), due 7/25/30	2,665,000	2,804,426
Series 2017-C07, Class 1B1
9.183% (SOFR 30A + 4.114%), due 5/25/30	1,170,000	1,251,636
Series 2018-C04, Class 2B1
9.683% (SOFR 30A + 4.614%), due 12/25/30	1,055,000	1,144,894
J.P. Morgan Mortgage Trust (a)(f)
Series 2021-LTV2, Class A1
2.519%, due 5/25/52	782,548	633,949
Series 2022-INV3, Class A3B
3.00%, due 9/25/52	6,885	5,740

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.337%, due 8/25/59 (j)	$ 4,542,297	$ 2,683,921
Series 2019-4A, Class B6
4.636%, due 12/25/58 (f)	4,290,797	2,585,613
Series 2019-2A, Class B6
4.843%, due 12/25/57 (f)	1,593,504	1,016,033
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.166%, due 6/25/51 (a)(i)(j)	26,621,712	220,303
STACR Trust
Series 2018-HRP2, Class B1
9.383% (SOFR 30A + 4.314%), due 2/25/47 (a)(d)	1,765,000	1,884,608
		45,436,334
Total Mortgage-Backed Securities (Cost $155,596,037)		148,622,300
U.S. Government & Federal Agencies 11.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.8%
FHLMC Gold Pools, 30 Year
6.50%, due 4/1/37	32,350	34,080
FHLMC Gold Pools, Other
4.00%, due 6/1/42	908,403	867,277
UMBS Pool, 20 Year
5.00%, due 7/1/43	1,643,834	1,616,618
UMBS Pool, 30 Year
3.00%, due 1/1/52	1,057,813	926,857
4.50%, due 10/1/52	798,108	764,086
4.50%, due 5/1/53	899,532	861,142
5.50%, due 7/1/53	765,000	760,119
6.50%, due 7/1/53	1,283,050	1,308,419
		7,138,598
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.6%
FNMA, Other
4.00%, due 3/1/42	511,534	487,095
4.00%, due 1/1/43	943,255	899,542
6.00%, due 4/1/37	4,126	4,175
UMBS, 20 Year
5.00%, due 5/1/43	1,826,195	1,796,243
UMBS, 30 Year
3.00%, due 12/1/47	164,233	146,163
3.50%, due 12/1/44	678,019	629,806
3.50%, due 7/1/52	791,344	717,366
5.00%, due 9/1/52	851,330	831,889
5.00%, due 11/1/52	1,359,642	1,328,864
5.00%, due 3/1/53	6,899,828	6,739,631

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
5.00%, due 3/1/53	$ 437,189	$ 427,394
5.50%, due 7/1/41	1,105,103	1,128,519
5.50%, due 11/1/52	610,833	608,482
5.50%, due 2/1/53	953,202	946,618
5.50%, due 6/1/53	118,472	117,727
6.00%, due 7/1/39	221,018	228,801
6.00%, due 3/1/53	1,050,167	1,056,439
6.50%, due 10/1/39	221,762	229,662
		18,324,416
United States Treasury Bonds 4.8%
U.S. Treasury Bonds
3.625%, due 5/15/53	14,960,000	13,975,913
3.875%, due 5/15/43 (e)	5,585,000	5,338,911
		19,314,824
United States Treasury Inflation - Indexed Notes 0.1%
U.S. Treasury Inflation Linked Notes (k)
0.125%, due 1/15/30	159,579	143,653
0.875%, due 1/15/29	379,402	360,946
		504,599
Total U.S. Government & Federal Agencies (Cost $46,495,060)		45,282,437
Total Long-Term Bonds (Cost $427,349,483)		392,660,441

	Shares
Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (l)	1	6
Total Common Stocks (Cost $0)		6
Short-Term Investments 0.6%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 5.075% (m)	1,991,342	1,991,342

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 5.303% (m)(n)	579,800	$ 579,800
Total Short-Term Investments (Cost $2,571,142)		2,571,142
Total Investments (Cost $429,920,625)	98.4%	395,231,589
Other Assets, Less Liabilities	1.6	6,332,677
Net Assets	100.0%	$ 401,564,266

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2023.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating rate—Rate shown was the rate in effect as of July 31, 2023.
(e)	All or a portion of this security was held on loan. As of July 31, 2023, the aggregate market value of securities on loan was $2,825,362; the total market value of collateral held by the Fund was $2,898,256. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,318,456. The Fund received cash collateral with a value of $579,800.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2023.
(g)	Illiquid security—As of July 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,095,120, which represented 0.3% of the Fund’s net assets.
(h)	Step coupon—Rate shown was the rate in effect as of July 31, 2023.
(i)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2023.
(k)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Non-income producing security.
(m)	Current yield as of July 31, 2023.
(n)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 8,162	$ 129,573	$ (135,744)	$ —	$ —	$ 1,991	$ 176	$ —	1,991

Futures Contracts
As of July 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	73	September 2023	$ 15,049,563	$ 14,821,281	$ (228,282)
U.S. Treasury 10 Year Notes	392	September 2023	44,460,628	43,671,250	(789,378)
U.S. Treasury 10 Year Ultra Bonds	154	September 2023	18,315,835	18,015,594	(300,241)
U.S. Treasury Long Bonds	150	September 2023	19,116,709	18,665,625	(451,084)
U.S. Treasury Ultra Bonds	39	September 2023	5,301,478	5,156,531	(144,947)
Total Long Contracts					(1,913,932)
Short Contracts
U.S. Treasury 5 Year Notes	(89)	September 2023	(9,578,211)	(9,507,008)	71,203
Net Unrealized Depreciation					$ (1,842,729)

1.	As of July 31, 2023, cash in the amount of $2,041,499 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2023.
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 49,718,617	$ —	$ 49,718,617
Corporate Bonds	—	140,811,010	—	140,811,010
Foreign Government Bonds	—	7,670,837	—	7,670,837
Loan Assignments	—	555,240	—	555,240
Mortgage-Backed Securities	—	148,622,300	—	148,622,300
U.S. Government & Federal Agencies	—	45,282,437	—	45,282,437
Total Long-Term Bonds	—	392,660,441	—	392,660,441
Common Stocks	6	—	—	6
Short-Term Investments
Affiliated Investment Company	1,991,342	—	—	1,991,342
Unaffiliated Investment Company	579,800	—	—	579,800
Total Short-Term Investments	2,571,142	—	—	2,571,142
Total Investments in Securities	2,571,148	392,660,441	—	395,231,589
Other Financial Instruments
Futures Contracts (b)	71,203	—	—	71,203
Total Investments in Securities and Other Financial Instruments	$ 2,642,351	$ 392,660,441	$ —	$ 395,302,792
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,913,932)	$ —	$ —	$ (1,913,932)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Moderate Allocation Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.2%
Equity Funds 56.9%
IQ 500 International ETF (a)	610,852	$ 19,773,157
IQ Candriam ESG International Equity ETF (a)	706,292	19,734,010
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	1,072,297	42,824,004
IQ Candriam ESG US Mid Cap Equity ETF (a)	657,558	19,372,974
IQ Chaikin U.S. Large Cap ETF (a)	978,351	33,257,868
IQ Chaikin U.S. Small Cap ETF (a)	405,126	13,857,011
IQ FTSE International Equity Currency Neutral ETF	651,001	15,949,525
IQ Winslow Large Cap Growth ETF (a)	127,854	4,219,630
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,093,650	20,110,348
MainStay Epoch Capital Growth Fund Class I	218,383	2,901,857
MainStay Epoch International Choice Fund Class I (a)	357,483	14,190,312
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,696,701	34,034,464
MainStay MacKay International Equity Fund Class R6 (a)	888,610	14,217,401
MainStay S&P 500 Index Fund Class I	226,570	12,218,403
MainStay Winslow Large Cap Growth Fund Class R6	3,846,144	41,586,815
MainStay WMC Enduring Capital Fund Class R6 (a)	967,409	31,849,911
MainStay WMC Growth Fund Class R6 (a)	1,086,297	43,178,771
MainStay WMC International Research Equity Fund Class I (a)	1,924,694	14,382,851
MainStay WMC Small Companies Fund Class I (a)	736,895	16,864,865
MainStay WMC Value Fund Class R6 (a)	1,044,219	32,150,235
Total Equity Funds (Cost $360,747,805)		446,674,412
Fixed Income Funds 32.3%
IQ MacKay ESG Core Plus Bond ETF (a)	4,229,982	88,025,926
IQ Mackay ESG High Income ETF (a)	340,103	8,860,738
MainStay Floating Rate Fund Class R6 (a)	2,606,445	22,951,830
MainStay MacKay High Yield Corporate Bond Fund Class R6	1,763,003	8,879,187
MainStay MacKay Short Duration High Yield Fund Class I	2,223,751	20,723,806
MainStay MacKay Total Return Bond Fund Class R6 (a)	9,993,293	88,674,490
MainStay Short Term Bond Fund Class I (a)	1,690,064	15,280,379
Total Fixed Income Funds (Cost $272,261,128)		253,396,356
Total Affiliated Investment Companies (Cost $633,008,933)		700,070,768
Short-Term Investment 10.7%
Affiliated Investment Company 10.7%
MainStay U.S. Government Liquidity Fund, 5.075% (a)(b)	84,403,519	84,403,519
Total Short-Term Investment (Cost $84,403,519)	10.7%	84,403,519
Total Investments (Cost $717,412,452)	99.9%	784,474,287
Other Assets, Less Liabilities	0.1	580,908
Net Assets	100.0%	$ 785,055,195

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of July 31, 2023, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of July 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 18,459	$ 778	$ (3,716)	$ 142	$ 4,110	$ 19,773	$ 693	$ —	611
IQ Candriam ESG International Equity ETF	18,290	734	(3,523)	(126)	4,359	19,734	481	—	706
IQ Candriam ESG U.S. Large Cap Equity ETF	40,833	1,080	(7,403)	360	7,954	42,824	446	—	1,072
IQ Candriam ESG US Mid Cap Equity ETF	—	18,440	—	—	933	19,373	7	—	658
IQ Chaikin U.S. Large Cap ETF	33,636	167	(3,457)	81	2,831	33,258	393	—	978
IQ Chaikin U.S. Small Cap ETF	19,364	3,731	(9,852)	641	(27)	13,857	216	—	405
IQ FTSE International Equity Currency Neutral ETF	14,831	269	(1,983)	188	2,645	15,950	264	276	651
IQ MacKay ESG Core Plus Bond ETF	81,518	10,524	(6,361)	(895)	3,240	88,026	2,857	—	4,230
IQ Mackay ESG High Income ETF	—	8,758	—	—	103	8,861	92	—	340
IQ Winslow Large Cap Growth ETF	2,048	1,236	—	—	936	4,220	1	—	128
MainStay Candriam Emerging Markets Equity Fund Class R6	17,194	855	(745)	(324)	3,130	20,110	208	—	2,094
MainStay Epoch Capital Growth Fund Class I	2,620	38	(405)	(66)	715	2,902	12	27	218
MainStay Epoch International Choice Fund Class I	13,434	479	(3,062)	410	2,929	14,190	178	—	357
MainStay Epoch U.S. Equity Yield Fund Class R6	34,910	1,964	(4,740)	(91)	1,991	34,034	614	513	1,697
MainStay Floating Rate Fund Class R6	36,092	3,718	(17,769)	(888)	1,799	22,952	1,959	—	2,606
MainStay MacKay High Yield Corporate Bond Fund Class R6	16,707	1,531	(9,891)	(687)	1,219	8,879	627	—	1,763
MainStay MacKay International Equity Fund Class R6	12,908	779	(1,297)	(413)	2,240	14,217	75	—	889
MainStay MacKay Short Duration High Yield Fund Class I	19,637	2,094	(1,512)	(82)	587	20,724	868	—	2,224
MainStay MacKay Total Return Bond Fund Class R6	81,542	11,412	(7,353)	(1,458)	4,531	88,674	2,882	—	9,993
MainStay S&P 500 Index Fund Class I	11,189	1,219	(1,266)	52	1,024	12,218	157	890	227
MainStay Short Term Bond Fund Class I	—	15,418	—	—	(138)	15,280	188	—	1,690
MainStay U.S. Government Liquidity Fund	78,208	81,873	(75,677)	—	—	84,404	2,530	—	84,404
MainStay Winslow Large Cap Growth Fund Class R6	37,582	4,333	(6,280)	(1,823)	7,775	41,587	88	4,202	3,846
MainStay WMC Enduring Capital Fund Class R6	31,970	2,386	(5,251)	(380)	3,125	31,850	188	1,158	967
MainStay WMC Growth Fund Class R6	39,737	1,936	(8,810)	(4,344)	14,660	43,179	—	—	1,086
MainStay WMC International Research Equity Fund Class I	13,180	426	(2,388)	(211)	3,376	14,383	278	—	1,925
MainStay WMC Small Companies Fund Class I	20,587	4,968	(8,910)	(484)	704	16,865	450	—	737
MainStay WMC Value Fund Class R6	33,414	2,408	(4,322)	(76)	726	32,150	551	1,247	1,044
	$729,890	$183,554	$(195,973)	$(10,474)	$77,477	$784,474	$17,303	$8,313

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Leveraged Loan Basket	1 day FEDF minus 0.20%	12/4/23	Daily	(10,141)	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/4/23	Daily	(5,011)	—
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	7,570	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.28%	12/4/23	Daily	22,256	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(11,836)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.54%	12/4/23	Daily	(4,088)	—
JPMorgan Chase Bank NA	iShares MSCI Japan ETF	1 day FEDF plus 0.15%	4/24/24 - 5/7/24	Daily	23,213	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.02%	6/20/24	Daily	(2,755)	—
JPMorgan Chase Bank NA	Materials Select Sector SPDR Fund	1 day FEDF plus 0.18%	2/5/24	Daily	7,924	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(11,833)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF minus 0.15%	4/9/24 - 5/7/24	Daily	(37,227)	—
JPMorgan Chase Bank NA	S&P 500 Equal Weight	1 day FEDF plus 0.30% - 0.51%	5/7/24	Daily	31,620	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	7,655	—
Citibank NA	S&P 500 Industrials	1 day FEDF plus 0.10%	12/4/23	Daily	(75)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(39,329)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	40,601	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.31%	12/4/23	Daily	23,590	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/4/23	Daily	6,348	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/4/23	Daily	3,252	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(7,574)	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Leveraged Loan Basket as of July 31, 2023.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
AerCap Holdings NV	(2,689)	(357,033)	—	3.52
Apollo Commercial Real Estate Finance, Inc.	(563)	(74,703)	—	0.74
Atlantica Sustainable Infrastructure plc	(404)	(53,633)	—	0.53
Brandywine Realty Trust	(580)	(76,946)	—	0.76
Carnival Corp.	(10,795)	(1,433,265)	—	14.13
Chart Industries, Inc.	(3,956)	(525,205)	—	5.18
Coherent Corp.	(1,680)	(223,041)	—	2.20
CommScope Holding Co, Inc.	(296)	(39,279)	—	0.39
Crane NXT Co	(2,202)	(292,325)	—	2.88
Cushman & Wakefield plc	(658)	(87,343)	—	0.86
Delta Air Lines, Inc.	(7,712)	(1,023,932)	—	10.10
Designer Brands, Inc.	(535)	(71,036)	—	0.70
DigitalBridge Group, Inc.	(869)	(115,326)	—	1.14
Elanco Animal Health, Inc.	(2,944)	(390,890)	—	3.86
Entegris, Inc.	(4,247)	(563,851)	—	5.56
Fidelity National Information Services, Inc.	(6,262)	(831,391)	—	8.20
Hanesbrands, Inc.	(1,752)	(232,595)	—	2.29
JetBlue Airways Corp.	(1,518)	(201,567)	—	1.99
Lumen Technologies, Inc.	(1,854)	(246,208)	—	2.43
MKS Instruments, Inc.	(1,671)	(221,816)	—	2.19
Oatly Group AB	(200)	(26,510)	—	0.26
Opendoor Technologies, Inc.	(2,814)	(373,553)	—	3.68
Par Pacific Holdings, Inc.	(767)	(101,853)	—	1.00
PureCycle Technologies, Inc.	(843)	(111,866)	—	1.10
Scorpio Tankers, Inc.	(1,513)	(200,861)	—	1.98
Topgolf Callaway Brands Corp.	(866)	(114,916)	—	1.13
Uber Technologies, Inc.	(9,143)	(1,213,931)	—	11.97

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
United Airlines Holdings, Inc.	(7,050)	(935,965)	—	9.23

1.	As of July 31, 2023, cash in the amount $1,000,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2023.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 446,674,412	$ —	$ —	$ 446,674,412
Fixed Income Funds	253,396,356	—	—	253,396,356
Total Affiliated Investment Companies	700,070,768	—	—	700,070,768
Short-Term Investment
Affiliated Investment Company	84,403,519	—	—	84,403,519
Total Investments in Securities	$ 784,474,287	$ —	$ —	$ 784,474,287

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Short Term Bond Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.1%
Asset-Backed Securities 14.0%
Automobile Asset-Backed Securities 2.2%
BOF URSA VI Funding Trust I
Series 2023-CAR2, Class A2
5.542%, due 10/27/31 (a)	$ 633,184	$ 624,473
BOF VII AL Funding Trust I
Series 2023-CAR3, Class A2
6.291%, due 7/26/32 (a)	964,381	961,515
Carvana Auto Receivables Trust
Series 2022-P3, Class A3
4.61%, due 11/10/27	500,000	485,946
GM Financial Automobile Leasing Trust
Series 2023-1, Class A2A
5.27%, due 6/20/25	1,908,387	1,902,593
		3,974,527
Other Asset-Backed Securities 11.8%
522 Funding CLO Ltd.
Series 2019-4A, Class BR
7.188% (3 Month SOFR + 1.862%), due 4/20/30 (a)(b)	1,000,000	983,104
ALLO Issuer LLC
Series 2023-1A, Class A2
6.20%, due 6/20/53 (a)	800,000	760,611
Apidos CLO XXX
Series XXXA, Class A2
7.171% (3 Month SOFR + 1.862%), due 10/18/31 (a)(b)	500,000	492,705
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
6.988% (3 Month SOFR + 1.662%), due 4/20/30 (a)(b)	500,000	485,791
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.971% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	500,000	502,566
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
7.451% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	400,000	402,559
Cook Park CLO Ltd.
Series 2018-1A, Class B
6.97% (3 Month SOFR + 1.662%), due 4/17/30 (a)(b)	500,000	489,662
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2
4.30%, due 4/20/48 (a)	500,000	449,836
Driven Brands Funding LLC (a)
Series 2020-2A, Class A2
3.237%, due 1/20/51	731,250	626,523
Series 2020-1A, Class A2
3.786%, due 7/20/50	766,300	680,450
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A
1.80%, due 11/25/45 (a)	314,215	271,487

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Empower CLO Ltd.
Series 2023-2A, Class A1
7.54% (3 Month SOFR + 2.20%), due 7/15/36 (a)(b)(c)	$ 1,000,000	$ 1,000,088
Invesco US CLO Ltd. (a)(b)
Series 2023-2A, Class A
6.656% (3 Month SOFR + 1.80%), due 4/21/36	1,000,000	1,003,705
Series 2023-1A, Class A1
6.87% (3 Month SOFR + 2.00%), due 4/22/35	750,000	752,398
Jimmy Johns Funding LLC
Series 2017-1A, Class A2II
4.846%, due 7/30/47 (a)	750,000	687,884
Juniper Valley Park CLO LLC
Series 2023-1A, Class B
7.705% (3 Month SOFR + 2.55%), due 7/20/35 (a)(b)	750,000	751,063
MetroNet Infrastructure Issuer LLC (a)
Series 2022-1A, Class A2
6.35%, due 10/20/52	800,000	776,028
Series 2023-1A, Class A2
6.56%, due 4/20/53	500,000	485,090
MVW Owner Trust
Series 2017-1A, Class A
2.42%, due 12/20/34 (a)	20,136	20,085
Octagon 67 Ltd.
Series 2023-1A, Class A1
6.565% (3 Month SOFR + 1.80%), due 4/25/36 (a)(b)	1,000,000	1,004,666
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
7.138% (3 Month SOFR + 1.812%), due 7/20/30 (a)(b)	500,000	494,419
Sabey Data Center Issuer LLC
Series 2023-1, Class A2
6.25%, due 4/20/48 (a)	619,000	605,994
Sixth Street CLO XVI Ltd.
Series 2020-16A, Class A1A
6.908% (3 Month SOFR + 1.582%), due 10/20/32 (a)(b)	1,000,000	999,949
SMB Private Education Loan Trust (a)
Series 2021-A, Class B
2.31%, due 1/15/53	1,570,000	1,418,863
Series 2016-C, Class A2A
2.34%, due 9/15/34	393,027	378,965
Series 2017-B, Class B
3.50%, due 12/16/41	750,000	682,240
Store Master Funding I-VII XIV XIX XX XXIV
Series 2023-1A, Class A1
6.19%, due 6/20/53 (a)	999,167	977,792
Sunnova Helios XI Issuer LLC
Series 2023-A, Class A
5.30%, due 5/20/50 (a)	738,863	714,724

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
SVC ABS LLC
Series 2023-1A, Class A
5.15%, due 2/20/53 (a)	$ 384,198	$ 366,584
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A
7.116% (3 Month SOFR + 1.95%), due 7/21/35 (a)(b)	750,000	753,261
Vibrant CLO X Ltd.
Series 2018-10A, Class A1
6.788% (3 Month SOFR + 1.462%), due 10/20/31 (a)(b)	500,000	495,726
Voya CLO Ltd. (a)(b)
Series 2021-2A, Class A
6.738% (3 Month SOFR + 1.412%), due 10/20/34	500,000	495,993
Series 2022-4A, Class A
7.476% (3 Month SOFR + 2.15%), due 10/20/33	250,000	250,240
Series 2022-4A, Class B
8.626% (3 Month SOFR + 3.30%), due 10/20/33	250,000	250,592
		21,511,643
Total Asset-Backed Securities (Cost $25,604,590)		25,486,170
Corporate Bonds 34.8%
Auto Manufacturers 1.6%
American Honda Finance Corp.
0.55%, due 7/12/24	825,000	786,913
Ford Motor Credit Co. LLC
3.664%, due 9/8/24	900,000	872,316
General Motors Financial Co., Inc.
6.05%, due 10/10/25	735,000	741,008
Hyundai Capital America
5.65%, due 6/26/26 (a)	565,000	563,584
		2,963,821
Banks 18.9%
Bank of America Corp.
4.20%, due 8/26/24	1,240,000	1,220,228
5.08%, due 1/20/27 (d)	1,535,000	1,518,553
5.202%, due 4/25/29 (d)	380,000	377,430
Bank of New York Mellon Corp. (The) (d)
4.543%, due 2/1/29	590,000	575,833
4.947%, due 4/26/27	435,000	429,936
Bank of New Zealand
4.846%, due 2/7/28 (a)	950,000	929,782
Barclays plc
3.65%, due 3/16/25	400,000	385,922
5.829%, due 5/9/27 (d)	210,000	208,821
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	1,330,000	1,398,980

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc.
5.61%, due 9/29/26 (d)	$ 1,040,000	$ 1,037,796
Citizens Bank NA
6.064%, due 10/24/25 (d)	1,055,000	1,021,476
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (a)(b)	310,000	300,345
Credit Suisse AG
7.95%, due 1/9/25	1,010,000	1,032,815
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(b)	1,625,000	1,631,880
Deutsche Bank AG
6.119%, due 7/14/26 (d)	2,090,000	2,080,280
Fifth Third Bank NA
5.852%, due 10/27/25 (d)	1,040,000	1,023,677
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	280,000	279,656
HSBC Holdings plc
7.336%, due 11/3/26 (d)	840,000	868,650
HSBC USA, Inc.
5.625%, due 3/17/25	1,165,000	1,164,511
Huntington National Bank (The) (d)
4.008%, due 5/16/25	580,000	562,826
5.699%, due 11/18/25	295,000	288,827
JPMorgan Chase & Co. (d)
1.561%, due 12/10/25	980,000	924,353
3.54%, due 5/1/28	650,000	608,490
5.546%, due 12/15/25	525,000	523,566
KeyBank NA
3.30%, due 6/1/25	526,000	492,081
4.15%, due 8/8/25	540,000	516,779
4.70%, due 1/26/26	250,000	238,487
Lloyds Banking Group plc
3.75%, due 1/11/27	835,000	788,923
Manufacturers & Traders Trust Co.
5.40%, due 11/21/25	915,000	897,266
Mitsubishi UFJ Financial Group, Inc. (b)
5.354% (1 Year Treasury Constant Maturity Rate + 1.90%), due 9/13/28	205,000	203,818
5.541% (1 Year Treasury Constant Maturity Rate + 1.50%), due 4/17/26	760,000	756,768
Morgan Stanley (d)
4.679%, due 7/17/26	450,000	441,126
5.164%, due 4/20/29	1,040,000	1,029,046
6.138%, due 10/16/26	1,000,000	1,012,278
Morgan Stanley Bank NA
4.754%, due 4/21/26	620,000	612,364
National Securities Clearing Corp.
5.15%, due 5/30/25 (a)	250,000	249,740
NatWest Group plc
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27 (b)	910,000	904,690

	Principal Amount	Value
Corporate Bonds
Banks
PNC Financial Services Group, Inc. (The) (d)
4.758%, due 1/26/27	$ 260,000	$ 255,455
5.582%, due 6/12/29	225,000	225,458
5.812%, due 6/12/26	475,000	475,231
Royal Bank of Canada
5.66%, due 10/25/24	430,000	430,007
Societe Generale SA
6.446% (1 Year Treasury Constant Maturity Rate + 2.55%), due 1/10/29 (a)(b)	745,000	756,772
State Street Corp.
4.857%, due 1/26/26 (d)	180,000	177,676
Toronto-Dominion Bank (The)
4.285%, due 9/13/24	350,000	344,684
Truist Financial Corp.
4.873%, due 1/26/29 (d)	665,000	642,943
U.S. Bancorp (d)
4.653%, due 2/1/29	430,000	412,614
5.775%, due 6/12/29	845,000	848,075
UBS Group AG
6.442%, due 8/11/28 (a)(d)	250,000	253,845
Wells Fargo & Co.
4.54%, due 8/15/26 (d)	1,045,000	1,022,065
		34,382,824
Biotechnology 0.4%
Amgen, Inc.
5.15%, due 3/2/28	665,000	665,438
Chemicals 0.4%
Celanese US Holdings LLC
6.33%, due 7/15/29	655,000	657,435
Diversified Financial Services 2.9%
AerCap Ireland Capital DAC
1.65%, due 10/29/24	1,190,000	1,124,439
Air Lease Corp.
0.80%, due 8/18/24	1,005,000	952,620
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	475,000	482,707
Capital One Financial Corp.
3.20%, due 2/5/25	200,000	190,955
4.166%, due 5/9/25 (d)	595,000	582,102
4.985%, due 7/24/26 (d)	345,000	337,628
Intercontinental Exchange, Inc.
3.65%, due 5/23/25	1,040,000	1,015,448
4.00%, due 9/15/27	545,000	528,181
		5,214,080

	Principal Amount	Value
Corporate Bonds
Electric 4.0%
Duke Energy Corp.
2.45%, due 6/1/30	$ 320,000	$ 269,001
Enel Finance America LLC
7.10%, due 10/14/27 (a)	200,000	210,029
Eversource Energy
Series T
5.618% (SOFR + 0.25%), due 8/15/23 (b)	885,000	884,327
Florida Power & Light Co.
5.05%, due 4/1/28	595,000	600,027
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	375,000	375,168
NextEra Energy Capital Holdings, Inc.
5.767% (SOFR + 0.40%), due 11/3/23 (b)	1,285,000	1,284,752
6.051%, due 3/1/25	360,000	362,611
Pacific Gas and Electric Co.
3.25%, due 2/16/24	1,145,000	1,126,780
4.20%, due 3/1/29	246,000	221,720
5.45%, due 6/15/27	290,000	283,941
6.10%, due 1/15/29	395,000	392,725
Southern California Edison Co.
5.30%, due 3/1/28	355,000	357,301
5.85%, due 11/1/27	555,000	571,469
Southern Co. (The)
5.15%, due 10/6/25	370,000	368,204
		7,308,055
Entertainment 0.8%
Warnermedia Holdings, Inc.
3.428%, due 3/15/24	1,145,000	1,127,161
3.755%, due 3/15/27	305,000	285,489
		1,412,650
Healthcare-Products 0.1%
Baxter International, Inc.
2.272%, due 12/1/28	170,000	146,561
Healthcare-Services 0.2%
HCA, Inc.
5.20%, due 6/1/28	435,000	431,412
Insurance 0.1%
Corebridge Financial, Inc.
3.50%, due 4/4/25	240,000	230,320
Internet 0.2%
Meta Platforms, Inc.
3.50%, due 8/15/27	450,000	429,851

	Principal Amount	Value
Corporate Bonds
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	$ 275,000	$ 276,239
Media 0.7%
Charter Communications Operating LLC
4.908%, due 7/23/25	305,000	299,605
Discovery Communications LLC
3.80%, due 3/13/24	805,000	794,903
Paramount Global
4.00%, due 1/15/26	165,000	158,289
		1,252,797
Packaging & Containers 0.1%
Berry Global, Inc.
5.50%, due 4/15/28 (a)	155,000	153,086
Pharmaceuticals 0.2%
Becton Dickinson & Co.
4.693%, due 2/13/28	185,000	182,974
CVS Health Corp.
4.30%, due 3/25/28	115,000	111,376
		294,350
Pipelines 1.6%
Cheniere Energy Partners LP
4.50%, due 10/1/29	460,000	427,657
Energy Transfer LP
5.55%, due 2/15/28	385,000	386,492
Kinder Morgan Energy Partners LP
4.15%, due 2/1/24	745,000	738,163
ONEOK, Inc.
5.85%, due 1/15/26	500,000	503,643
Plains All American Pipeline LP
3.85%, due 10/15/23	530,000	527,553
4.50%, due 12/15/26	390,000	377,731
		2,961,239
Semiconductors 0.9%
Broadcom Corp.
3.875%, due 1/15/27	500,000	476,707
Intel Corp.
4.875%, due 2/10/28	425,000	423,587
Micron Technology, Inc.
4.975%, due 2/6/26	265,000	261,441
5.375%, due 4/15/28	420,000	415,746
		1,577,481

	Principal Amount	Value
Corporate Bonds
Software 0.7%
Oracle Corp.
5.80%, due 11/10/25	$ 1,250,000	$ 1,265,811
Telecommunications 0.6%
T-Mobile USA, Inc.
2.625%, due 4/15/26	1,285,000	1,191,858
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP (a)
5.75%, due 5/24/26	330,000	328,354
6.05%, due 8/1/28	185,000	185,544
		513,898
Total Corporate Bonds (Cost $63,700,070)		63,329,206
Mortgage-Backed Securities 7.7%
Agency (Collateralized Mortgage Obligations) 2.9%
FHLMC, Strips (e)
Series 390, Class C22
2.00%, due 4/15/37	4,805,297	376,507
Series 390, Class C5
2.00%, due 4/15/42	4,836,062	445,783
FNMA, Strips (e)
REMIC, Series 432, Class C1
1.50%, due 8/25/37	15,828,710	891,095
REMIC, Series 429, Class C11
1.50%, due 3/25/38	15,856,506	886,368
REMIC, Series 432, Class C2
2.00%, due 7/25/37	13,496,231	991,212
GNMA
0.702%, due 8/16/59 (e)	17,500,000	636,790
Series 2023-66, Class BC
5.00%, due 9/20/48	996,745	973,615
		5,201,370
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2
3.901%, due 8/10/35 (a)	650,000	607,256
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (a)	775,000	725,105
Commercial Mortgage Trust
Series 2016-787S, Class A
3.545%, due 2/10/36 (a)	500,000	451,899

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FHLMC, Multifamily Structured Pass-Through Certificates (e)(f)
Series K112, Class X1
1.434%, due 5/25/30	$ 3,612,912	$ 276,330
Series K108, Class X1
1.69%, due 3/25/30	537	47
FNMA, ACES
REMIC, Series 2019-M12, Class X3
0.602%, due 6/25/29 (e)(f)	13,000,000	392,471
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2
3.087%, due 3/5/37 (a)	500,000	466,998
		2,920,106
Whole Loan (Collateralized Mortgage Obligations) 3.2%
A&D Mortgage Trust (a)(g)
Series 2023-NQM2, Class A1
6.132%, due 5/25/68	726,275	718,409
Series 2023-NQM3, Class A1
6.733%, due 7/25/68	1,000,000	999,637
BRAVO Residential Funding Trust
Series 2023-NQM4, Class A1
6.435%, due 5/25/63 (a)(g)	947,710	945,101
HOMES Trust (a)(g)
Series 2023-NQM1, Class A1
6.182%, due 1/25/68	2,822	2,806
Series 2023-NQM2, Class A1
6.456%, due 2/25/68	984,477	985,915
OBX Trust (a)(g)
Series 2023-NQM4, Class A1
6.113%, due 3/25/63	1,059,768	1,054,509
Series 2023-NQM2, Class A1
6.319%, due 1/25/62	376,885	376,045
Series 2023-NQM5, Class A1A
6.567%, due 6/25/63	739,794	742,186
		5,824,608
Total Mortgage-Backed Securities (Cost $14,013,405)		13,946,084
U.S. Government & Federal Agencies 39.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.6%
FHLB
5.75%, due 3/9/28	525,000	520,063
UMBS Pool, 30 Year
5.50%, due 10/1/52	492,891	495,674
		1,015,737

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.8%
UMBS, 30 Year
5.50%, due 9/1/52	$ 499,116	$ 501,932
6.50%, due 11/1/52	937,841	963,005
		1,464,937
United States Treasury Notes 38.2%
U.S. Treasury Notes
0.25%, due 5/15/24	5,300,000	5,089,656
2.25%, due 12/31/23	1,600,000	1,579,250
2.50%, due 5/15/24	19,500,000	19,062,773
2.625%, due 12/31/23	4,950,000	4,896,246
3.375%, due 5/15/33	3,535,000	3,372,059
4.00%, due 7/31/30	385,000	383,496
4.125%, due 7/31/28	1,100,000	1,098,023
4.50%, due 7/15/26	1,550,000	1,549,637
4.75%, due 7/31/25	32,700,000	32,628,469
		69,659,609
Total U.S. Government & Federal Agencies (Cost $72,352,380)		72,140,283
Total Long-Term Bonds (Cost $175,670,445)		174,901,743

	Shares
Exchange-Traded Fund 2.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	105,985	5,332,105
Total Exchange-Traded Fund (Cost $5,339,602)		5,332,105
Total Investments (Cost $181,010,047)	99.0%	180,233,848
Other Assets, Less Liabilities	1.0	1,892,554
Net Assets	100.0%	$ 182,126,402

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2023.
(c)	Delayed delivery security.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2023.
(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2023.
(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2023.
Futures Contracts
As of July 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	178	September 2023	$ 36,494,137	$ 36,139,562	$ (354,575)
U.S. Treasury Ultra Bonds	1	September 2023	133,940	132,219	(1,721)
Total Long Contracts					(356,296)
Short Contracts
U.S. Treasury 5 Year Notes	(44)	September 2023	(4,702,771)	(4,700,094)	2,677
U.S. Treasury 10 Year Notes	(11)	September 2023	(1,255,011)	(1,225,469)	29,542
U.S. Treasury 10 Year Ultra Bonds	(30)	September 2023	(3,589,312)	(3,509,531)	79,781
Total Short Contracts					112,000
Net Unrealized Depreciation					$ (244,296)

1.	As of July 31, 2023, cash in the amount of $191,367 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2023.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SVC—El Salvador Colon
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 25,486,170	$ —	$ 25,486,170
Corporate Bonds	—	63,329,206	—	63,329,206
Mortgage-Backed Securities	—	13,946,084	—	13,946,084
U.S. Government & Federal Agencies	—	72,140,283	—	72,140,283
Total Long-Term Bonds	—	174,901,743	—	174,901,743
Exchange-Traded Fund	5,332,105	—	—	5,332,105
Total Investments in Securities	5,332,105	174,901,743	—	180,233,848
Other Financial Instruments
Futures Contracts (b)	112,000	—	—	112,000
Total Investments in Securities and Other Financial Instruments	$ 5,444,105	$ 174,901,743	$ —	$ 180,345,848
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (356,296)	$ —	$ —	$ (356,296)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Strategic Municipal Allocation Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.1%
Long-Term Municipal Bonds 96.1%
Alabama 3.8%
Alabama Housing Finance Authority, ECG Dry Creek LP, Revenue Bonds
Series H
5.00%, due 6/1/26 (a)	$ 500,000	$ 507,445
Black Belt Energy Gas District, Gas Project No.4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (a)	1,480,000	1,473,525
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	1,760,000	1,742,756
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	640,000	631,992
Series C-1
5.25%, due 12/1/26	1,850,000	1,922,221
Series F
5.50%, due 11/1/53 (a)	1,600,000	1,687,849
County of Jefferson, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	3,000,000	3,158,036
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28	205,000	116,729
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	760,000	784,370
Southeast Energy Authority, A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	1,600,000	1,705,571
State of Alabama, Unlimited General Obligation
Series A
3.00%, due 8/1/26	1,000,000	992,973
Town of Pike Road, Limited General Obligation
5.00%, due 3/1/40	845,000	947,820
		15,671,287
Alaska 0.1%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/28	250,000	253,138
Arizona 0.9%
Arizona Industrial Development Authority, Ball Charter Schools Project, Revenue Bonds
2.65%, due 7/1/26	65,000	61,934
City of Mesa, Utility System, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,183,823
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
5.00%, due 7/1/39	1,000,000	1,039,732

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	$ 620,000	$ 589,045
University of Arizona (The), Revenue Bonds
Series B
5.00%, due 6/1/46	1,000,000	1,025,509
		3,900,043
California 8.7%
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (a)	1,225,000	1,280,257
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/31 (b)	1,240,000	1,311,917
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/36	1,300,000	1,436,913
California Municipal Finance Authority, Aldersly Project, Revenue Bonds
Series C, Insured: California Mortgage Insurance
5.50%, due 11/15/27	500,000	493,828
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series B-3
2.125%, due 11/15/27 (c)	250,000	243,455
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (c)	500,000	496,681
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (c)	240,000	198,849
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/26	260,000	256,314
City of Long Beach, Airport System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/31	250,000	293,395
City of San Jose, Unlimited General Obligation
Series A-1
5.00%, due 9/1/41	1,500,000	1,630,395
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/35	1,000,000	1,125,136
City of Vernon, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/27	250,000	262,481
Compton Community College District, Election of 2002, Unlimited General Obligation
Series D, Insured: BAM
(zero coupon), due 8/1/38	1,000,000	365,699

	Principal Amount	Value
Long-Term Municipal Bonds
California
Corona Community Facilities District, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	$ 100,000	$ 106,855
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	100,000	105,221
5.00%, due 9/1/30	175,000	186,851
5.00%, due 9/1/32	175,000	188,658
County of Sacramento, Airport System, Revenue Bonds
Series B
5.00%, due 7/1/41	1,000,000	1,034,951
Foothill-De Anza Community College District, Unlimited General Obligation
Series B, Insured: NATL-RE FGIC
(zero coupon), due 8/1/29	1,045,000	865,821
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/37	500,000	557,403
Kern Community College District, Election of 2016, Unlimited General Obligation
Series D
5.25%, due 8/1/37	1,500,000	1,783,751
Madera Unified School District, Unlimited General Obligation
4.00%, due 8/1/44	100,000	100,037
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	500,000	500,011
Sacramento City Financing Authority, Capital Appreciation, Tax Allocation
Series A-1, Insured: NATL-RE
(zero coupon), due 12/1/23	735,000	726,116
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (b)	4,500,000	4,955,044
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series I
5.00%, due 7/1/47	1,000,000	1,054,219
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	5,000,000	5,092,933
Series B
5.25%, due 1/15/49	2,000,000	2,034,707
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.00%, due 7/1/40	1,000,000	1,148,725
State of California, Various Purpose, Unlimited General Obligation
Insured: BAM
5.00%, due 9/1/35	4,000,000	4,253,003
University of California, Revenue Bonds
Series BN
5.50%, due 5/15/40	1,400,000	1,699,593
		35,789,219

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado 3.7%
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	$ 500,000	$ 471,169
Arapahoe County School District No. 6 Littleton, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.50%, due 12/1/43	750,000	823,375
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	2,000,000	2,024,794
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
5.00%, due 8/1/42	1,000,000	1,035,185
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 12/1/43	1,000,000	1,029,485
Series D
5.75%, due 11/15/41	1,715,000	1,958,353
City of Colorado Springs, Utilities System, Revenue Bonds
Series A
5.00%, due 11/15/40	3,000,000	3,073,705
Colorado Health Facilities Authority, Aberdeen Ridge, Inc. Obligated Group, Revenue Bonds
Series B-3
2.125%, due 5/15/28	250,000	227,001
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	250,000	232,176
Series A-1
5.00%, due 8/1/35	180,000	191,700
Series A
5.25%, due 11/1/37	1,450,000	1,583,014
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (c)	200,000	202,820
Ground Water Management Subdistrict of Central Colorado, Water Conservancy District, Limited General Obligation
Insured: BAM
4.00%, due 12/1/40	250,000	246,696
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	580,000	555,054
Weld County School District No. RE-2, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/36	1,425,000	1,569,700
		15,224,227
Connecticut 1.8%
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	230,000	230,722

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
State of Connecticut, Unlimited General Obligation
Series A
3.13%, due 1/15/24	$ 4,000,000	$ 3,955,235
Series A
5.77%, due 3/15/25	500,000	503,848
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
4.00%, due 5/1/36	1,040,000	1,081,463
Series A
5.25%, due 7/1/40	1,500,000	1,716,168
		7,487,436
Delaware 0.9%
State of Delaware, Unlimited General Obligation
Series A
5.00%, due 5/1/25	3,600,000	3,718,119
District of Columbia 0.6%
District of Columbia, Unlimited General Obligation
Series C
5.00%, due 6/1/38	2,610,000	2,638,989
Florida 6.1%
Ave Maria Stewardship Community District, Phase 4 Master Improvement Project Area, Special Assessment
4.50%, due 5/1/33 (c)	250,000	248,425
Capital Trust Agency, Inc., Advantage Academy of Hillsborough, Inc., Revenue Bonds
Series A
5.00%, due 12/15/39	500,000	500,810
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	87,349
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/47	635,000	674,892
City of Palmetto, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	130,000	129,221
Series A
5.00%, due 6/1/32	100,000	103,596
City of West Palm Beach, Utility System, Revenue Bonds
Series A
5.00%, due 10/1/42	2,500,000	2,625,307
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (c)	160,000	154,327
Collier County Educational Facilities Authority, Ave Maria University, Inc., Revenue Bonds
5.00%, due 6/1/29	1,065,000	1,109,112

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/33 (b)	$ 6,500,000	$ 6,556,473
County of Miami-Dade, Transit System, Revenue Bonds
5.00%, due 7/1/43	2,300,000	2,519,235
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.50%, due 9/1/37	2,040,000	2,344,962
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	531,392
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/30	350,000	395,645
Series A, Insured: AGM
5.00%, due 10/1/32	150,000	172,859
Series A, Insured: AGM
5.00%, due 10/1/34	325,000	372,856
Harbor Bay Community Development District, Special Assessment
Series A-1
3.10%, due 5/1/24	100,000	99,080
Series A-2
3.10%, due 5/1/24	100,000	99,080
Hilltop Point Community Development District, Assessment Area One, Special Assessment
Series 1
4.60%, due 5/1/27	100,000	99,484
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	200,000	199,647
Laurel Road Community Development District, Special Assessment
Series A-2
3.125%, due 5/1/31	235,000	208,787
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/40	500,000	502,365
Palm Coast Park Community Development District, Spring Lake Tracts 2 and 3, Special Assessment
2.40%, due 5/1/26	100,000	94,648
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	300,000	298,082
Pinellas County Industrial Development Authority, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project, Revenue Bonds
5.00%, due 7/1/29	400,000	409,263
Preston Cove Community Development District, Special Assessment
3.25%, due 5/1/27	100,000	95,775
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	88,452
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	83,832

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	$ 200,000	$ 182,109
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	250,000	251,190
Southshore Bay Community Development District, District Assessment Area One, Special Assessment
3.00%, due 5/1/33 (c)	295,000	250,901
Sunbridge Stewardship District, Weslyn Park Project Assessment, Special Assessment
4.60%, due 5/1/32	460,000	452,171
Tampa Bay Water, Revenue Bonds
5.00%, due 10/1/40	1,580,000	1,769,070
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	30,000	28,484
Village Community Development District No. 13, Phase III, Special Assessment
2.85%, due 5/1/36	1,495,000	1,231,226
Village Community Development District No. 15, Special Assessment
4.375%, due 5/1/33 (c)	100,000	101,273
Watergrass Community Development District II, Phase 2, Special Assessment
2.50%, due 5/1/31	100,000	84,952
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	135,000	123,054
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	99,471
		25,378,857
Georgia 3.6%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (c)	500,000	462,783
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/34 (b)	450,000	498,596
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series B
4.00%, due 7/1/38	820,000	826,202
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 4/1/48	4,750,000	4,751,984
Series B
4.00%, due 8/1/49	2,000,000	2,003,850
Series C
5.00%, due 9/1/53	3,800,000	3,996,829
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/38	500,000	523,233
Walton County Water & Sewer Authority, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Revenue Bonds
5.25%, due 2/1/47	1,700,000	1,904,986
		14,968,463

	Principal Amount	Value
Long-Term Municipal Bonds
Guam 1.2%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/24	$ 590,000	$ 590,443
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	500,000	540,889
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	400,000	383,795
Series D
5.00%, due 11/15/27	365,000	370,936
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/42	335,000	297,232
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/32	1,000,000	1,028,025
Series A
5.00%, due 12/1/34	1,750,000	1,790,908
		5,002,228
Hawaii 0.0% ‡
Kauai County Community Facilities District, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/26	80,000	79,621
Idaho 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	370,000	370,847
Illinois 8.5%
Chicago Board of Education, Unlimited General Obligation
Series B
5.00%, due 12/1/31	1,000,000	1,054,489
Series A
5.00%, due 12/1/33	500,000	525,179
Series B
5.00%, due 12/1/33	500,000	500,011
Series A
5.00%, due 12/1/37	1,085,000	1,110,625
Series C
5.25%, due 12/1/39	1,000,000	1,001,960
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	1,000,000	1,054,485
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series D
5.00%, due 1/1/36	1,000,000	1,124,968
Series D
5.00%, due 1/1/37	1,000,000	1,114,287

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/39	$ 1,350,000	$ 1,439,679
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/32	1,500,000	1,625,663
Series A
6.00%, due 1/1/38	2,500,000	2,655,500
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/44	3,000,000	2,996,139
Series A, Insured: AGM
5.25%, due 1/1/42	450,000	470,412
City of Joliet, Rock Run Crossing Project, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/42	2,000,000	2,244,190
City of Joliet, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/44	1,000,000	1,127,885
Illinois Finance Authority, Washington and Jane Smith Home (The), Revenue Bonds
4.00%, due 10/15/23	205,000	204,597
4.00%, due 10/15/24	215,000	212,335
Illinois Finance Authority, Acero Charter Schools, Inc., Revenue Bonds
4.00%, due 10/1/33 (c)	250,000	222,701
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/33	250,000	281,914
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	1,500,000	1,506,680
Illinois Sports Facilities Authority (The), Revenue Bonds
5.00%, due 6/15/30	1,000,000	1,025,205
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/37	400,000	401,856
Lake County Consolidated High School District No. 120 Mundelein, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	932,521
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Unlimited General Obligation
Series E
5.00%, due 12/1/41	1,000,000	1,029,742
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	1,285,000	1,389,113
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, Unlimited General Obligation
Series A, Insured: AGM
5.50%, due 12/1/36	350,000	397,109

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Southwestern Illinois Development Authority, Madison County Community Unit School District No. 7 Edwardsville, Revenue Bonds
Series A, Insured: BAM
5.50%, due 12/1/35	$ 1,500,000	$ 1,739,097
State of Illinois, Unlimited General Obligation
Series A
5.00%, due 12/1/26	500,000	525,340
Series D
5.00%, due 11/1/28	1,000,000	1,064,692
5.00%, due 2/1/39	1,370,000	1,373,934
5.50%, due 5/1/39	500,000	546,779
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.25%, due 1/1/39	175,000	194,824
Insured: BAM
5.50%, due 1/1/43	1,825,000	2,051,235
		35,145,146
Indiana 1.8%
Center Grove Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 1/1/24	1,500,000	1,505,756
City of Bloomington, Waterworks, Revenue Bonds
Insured: BAM
5.00%, due 7/1/30	225,000	253,826
Insured: BAM
5.00%, due 7/1/31	250,000	281,996
Insured: BAM
5.00%, due 7/1/32	300,000	338,094
Insured: BAM
5.00%, due 7/1/36	1,495,000	1,659,901
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series A
1.40%, due 8/1/29 (a)	250,000	217,947
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds
Series A
5.00%, due 10/1/41	1,000,000	1,033,403
Indiana Housing & Community Development Authority, Revenue Bonds
Insured: FHA 223(F)
5.00%, due 10/1/26 (a)	1,500,000	1,523,725
Tippecanoe County School Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 1/15/43	500,000	597,191
		7,411,839
Iowa 0.4%
City of Des Moines, Unlimited General Obligation
Series D
1.875%, due 6/1/40	575,000	393,779

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Iowa City Community School District, Unlimited General Obligation
2.50%, due 6/1/38	$ 565,000	$ 445,505
2.50%, due 6/1/39	1,035,000	798,600
		1,637,884
Kentucky 1.0%
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.00%, due 9/1/38	1,000,000	1,084,691
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/45	535,000	537,795
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C
4.00%, due 2/1/50 (a)	2,600,000	2,576,351
		4,198,837
Louisiana 1.8%
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/42	260,000	260,545
State of Louisiana, Unlimited General Obligation
Series A
5.00%, due 3/1/38	390,000	435,653
State of Louisiana, Gasoline & Fuels Tax, Revenue Bonds, Second Lien
Series C
5.00%, due 5/1/40	6,250,000	6,575,281
		7,271,479
Maine 0.3%
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.50%, due 7/1/38	1,000,000	1,126,262
Maryland 0.8%
City of Baltimore, Harbor Point Project, Revenue Bonds
4.50%, due 6/1/33	100,000	98,204
County of Charles, Consolidated Public Improvement, Unlimited General Obligation
1.75%, due 10/1/35	1,000,000	775,857
Maryland Community Development Administration, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/42	1,000,000	1,029,895
Maryland Economic Development Corp., Morgan View & Thurgood Marshall Student Housing, Revenue Bonds
Series A
5.25%, due 7/1/32	465,000	522,669

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Stadium Authority, Baltimore City Public Schools, Revenue Bonds
Insured: State Intercept
5.00%, due 5/1/36	$ 1,000,000	$ 1,039,591
		3,466,216
Massachusetts 0.7%
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	1,000,000	736,607
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources, Inc., Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,224,528
5.00%, due 10/1/34	500,000	507,718
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/34	500,000	499,119
		2,967,972
Michigan 2.8%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	246,239
City of Detroit, Unlimited General Obligation
Series A
5.00%, due 4/1/34	275,000	289,394
Ferndale Public Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/42	1,090,000	1,180,035
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	1,000,000	1,043,493
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/46	500,000	511,954
Series C
5.25%, due 7/1/33	1,500,000	1,582,970
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/34	500,000	510,730
Michigan Finance Authority, BHSH System Obligated Group, Revenue Bonds
Series A
5.00%, due 4/15/29	1,000,000	1,101,968
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	1,000,000	1,014,781
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
6.00%, due 11/1/32	500,000	513,960
Michigan State Housing Development Authority, New Baltimore Place Apartments Project, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 12/1/25 (a)	1,097,000	1,107,494

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	$ 750,000	$ 775,482
State of Michigan, Unlimited General Obligation
Series A
3.625%, due 5/15/24	1,000,000	984,904
Summit Academy North, Michigan Public School Academy, Revenue Bonds
2.25%, due 11/1/26	205,000	188,171
Wyoming Public Schools, Unlimited General Obligation
Series III, Insured: AGM
4.00%, due 5/1/41	500,000	501,250
		11,552,825
Minnesota 0.1%
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	226,071
Mississippi 0.2%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Project, Revenue Bonds
Series A
5.00%, due 1/1/34	810,000	872,831
Missouri 0.8%
Hickman Mills C-1 School District, Unlimited General Obligation
Series C-1, Insured: BAM
5.75%, due 3/1/42	2,000,000	2,246,445
Wright City R-II School District, Unlimited General Obligation
Insured: AGM
6.00%, due 3/1/30	350,000	415,104
Insured: AGM
6.00%, due 3/1/32	415,000	513,168
		3,174,717
Montana 0.1%
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (c)
Series A
4.00%, due 10/15/32	300,000	276,429
Series A
4.00%, due 10/15/36	300,000	262,059
		538,488
Nebraska 0.7%
Central Plains Energy, Nebraska Gas Project No. 4, Revenue Bonds
Series A
5.00%, due 3/1/50 (a)	1,500,000	1,504,930

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds
Series A
5.25%, due 2/1/42	$ 1,500,000	$ 1,522,041
		3,026,971
Nevada 0.1%
Henderson Local Improvement District No. T-22, Rainbow Canyon Phase II, Special Assessment
5.00%, due 3/1/24	100,000	100,599
5.00%, due 3/1/25	200,000	203,179
5.00%, due 3/1/26	300,000	307,350
		611,128
New Hampshire 0.1%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (b)	495,000	498,681
New Jersey 3.3%
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/30 (c)	250,000	248,983
New Jersey Economic Development Authority, Revenue Bonds
Series A
4.914%, due 3/1/24	1,000,000	994,540
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series UU
5.00%, due 6/15/40	470,000	475,869
Series WW
5.25%, due 6/15/33	2,500,000	2,598,482
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
5.00%, due 11/1/44	3,000,000	3,150,702
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	250,000	253,693
New Jersey Housing & Mortgage Finance Agency, Amity Heights Apartments, Revenue Bonds
Series A, Insured: HUD Sector 8
3.50%, due 7/1/25 (a)	815,000	810,760
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series CC
5.25%, due 6/15/32	2,000,000	2,316,892
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.00%, due 1/1/42	1,000,000	1,108,468
State of New Jersey, Unlimited General Obligation
5.00%, due 6/1/39	500,000	545,004

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Tobacco Settlement Financing Corp., Revenue Bonds
Series B
5.00%, due 6/1/46	$ 1,000,000	$ 1,000,347
		13,503,740
New York 9.9%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	315,000	298,151
City of New York, Unlimited General Obligation
Series F-1
5.00%, due 6/1/35	1,000,000	1,026,439
Series F-1
5.00%, due 8/1/38	500,000	572,100
Series B-1
5.25%, due 10/1/47	1,500,000	1,676,189
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AGM
4.00%, due 2/15/47	540,000	527,532
Long Island Power Authority, Electric System, Revenue Bonds
Series A
5.00%, due 9/1/39	1,000,000	1,013,927
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/29	500,000	516,246
Series A-1
5.00%, due 11/15/32	1,295,000	1,332,929
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-1
5.00%, due 11/15/36	3,000,000	3,163,191
Metropolitan Transportation Authority, Revenue Bonds
Series C
5.00%, due 11/15/38	250,000	250,021
Series C
5.00%, due 11/15/42	500,000	499,987
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
4.00%, due 7/1/33	750,000	749,725
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series HH
5.00%, due 6/15/39	1,000,000	1,024,171
Series DD-1
5.00%, due 6/15/49	305,000	322,829
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series F-1
5.00%, due 5/1/42	750,000	787,290
Series D-1
5.50%, due 11/1/45	2,000,000	2,296,182

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	$ 1,555,000	$ 1,596,921
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	456,745
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: AGM-CR
2.75%, due 11/15/41	370,000	291,868
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	1,500,000	1,476,494
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (c)	1,250,000	1,229,003
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	210,568
Series E
4.00%, due 3/15/45	1,950,000	1,918,844
Series B
5.00%, due 2/15/41	1,300,000	1,373,690
Series C
5.00%, due 3/15/41	1,700,000	1,712,693
New York State Dormitory Authority, Sales tax, Revenue Bonds
Series E-3
5.00%, due 3/15/41	1,500,000	1,602,244
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/41	1,000,000	1,027,080
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/38	250,000	251,916
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
Series A
5.00%, due 12/1/25 (b)	1,400,000	1,433,688
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	4,000,000	3,951,690
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/37 (b)	380,000	382,702
Port Authority of New York & New Jersey, Consolidated 234th, Revenue Bonds
Series 234
5.00%, due 8/1/38 (b)	3,500,000	3,793,874
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series A-2, Insured: AGM-CR
2.00%, due 5/15/45 (a)	250,000	229,450

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series C
5.00%, due 11/15/37	$ 1,000,000	$ 1,084,170
Series B-3
5.00%, due 11/15/38	640,000	659,686
		40,740,235
North Carolina 1.7%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.25%, due 3/1/41	3,760,000	2,735,875
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Series A, Insured: AGM
5.00%, due 7/1/30	1,500,000	1,630,500
Insured: AGM
5.25%, due 7/1/40	500,000	544,559
Insured: AGM
5.25%, due 7/1/43	500,000	539,140
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 1/1/36	1,545,000	1,649,129
		7,099,203
North Dakota 0.1%
City of Grand Forks, Altru Health System, Revenue Bonds
4.00%, due 12/1/37	310,000	276,890
Ohio 2.6%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bonds
Series A
5.00%, due 2/15/41	3,000,000	3,049,711
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AGM
5.25%, due 12/1/35	1,000,000	1,144,604
Insured: AGM
5.25%, due 12/1/37	750,000	842,488
City of Upper Arlington, Various Purpose, Limited General Obligation
5.75%, due 12/1/38	700,000	733,200
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
5.375%, due 12/1/37	750,000	808,873
Euclid City School District, Unlimited General Obligation
Series A, Insured: SD CRED PROG
5.25%, due 1/15/44	2,000,000	2,057,486
Forest Hills Local School District, Unlimited General Obligation
5.00%, due 12/1/44	490,000	495,447
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series D
2.875%, due 2/1/26	250,000	236,775

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (b)(c)	$ 250,000	$ 241,963
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AGM
5.00%, due 12/31/35 (b)	1,000,000	1,009,148
		10,619,695
Oregon 0.3%
State of Oregon, Unlimited General Obligation
Series F
5.00%, due 5/1/35	1,195,000	1,223,337
Pennsylvania 3.0%
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds
5.00%, due 5/1/27 (c)	270,000	275,496
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (c)	500,000	514,278
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	288,890
5.00%, due 7/1/35	300,000	287,801
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
5.00%, due 10/15/32 (c)	250,000	251,448
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (c)
4.25%, due 10/15/26	100,000	96,794
5.00%, due 10/15/30	1,000,000	972,246
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	268,337
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/37	100,000	84,588
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
5.25%, due 6/30/35	1,800,000	2,028,482
5.50%, due 6/30/37	250,000	283,426
5.50%, due 6/30/38	500,000	563,327
Pennsylvania Housing Finance Agency, Revenue Bonds
Series A-141
5.75%, due 10/1/53	660,000	704,128
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/42	250,000	246,224
Series A-1
5.00%, due 12/1/41	1,000,000	1,033,167
Series A
5.50%, due 12/1/46	1,155,000	1,200,432
Pennsylvania Turnpike Commission, Oil Franchise, Revenue Bonds
Series A
5.25%, due 12/1/44	500,000	534,416

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (c)	$ 435,000	$ 449,386
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/35	1,200,000	1,388,444
West Shore School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 11/15/43	1,000,000	1,040,721
		12,512,031
Puerto Rico 1.7%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	98,097	50,398
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	518,717	480,487
Series A-1
5.625%, due 7/1/27	625,000	657,502
Series A-1
5.75%, due 7/1/31	265,000	289,345
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/28 (c)	1,000,000	1,030,673
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/33 (c)	1,000,000	1,024,425
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	2,500,000	2,359,586
Series A-1
4.55%, due 7/1/40	1,000,000	969,200
		6,861,616
Rhode Island 0.5%
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series F
5.50%, due 5/15/47	1,500,000	1,664,671
Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds
Series A-77
5.00%, due 4/1/27	555,000	586,071
		2,250,742
South Carolina 0.5%
City of Spartanburg, Water System, Revenue Bonds
Series A
5.00%, due 12/1/34	1,000,000	1,042,402

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
Greenville Housing Authority, Gordon Street Affordable LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 10/1/26 (a)	$ 1,000,000	$ 1,019,758
		2,062,160
South Dakota 0.1%
Baltic School District No. 49-1, Unlimited General Obligation
Insured: AGM
4.50%, due 12/1/40	575,000	595,708
Tennessee 1.6%
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	500,000	513,171
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies II LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	500,000	513,309
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 619 at Old Stone Bridge Crossings LP, Revenue Bonds
Series B
4.00%, due 4/1/26 (a)	1,511,000	1,510,326
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	3,500,000	3,762,404
Tennessee Energy Acquisition Corp., Revenue Bonds
Series B
5.625%, due 9/1/26	500,000	512,708
		6,811,918
Texas 9.4%
Alamito Public Facility Corp., EP WH Mesa Franklin LLC, Revenue Bonds
Insured: FHA 221(D4)
3.50%, due 9/1/25 (a)	1,003,000	995,835
Alamito Public Facility Corp., EP WH Cien Palmas LLC, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
3.50%, due 9/1/25 (a)	1,008,000	1,004,482
Alamito Public Facility Corp., EP Salazar LP, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 8/1/44	1,000,000	1,028,350
Allen Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/35	2,000,000	2,090,350
Barbers Hill Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/41	1,000,000	1,007,094
Belmont Fresh Water Supply District No. 1, Unlimited General Obligation
Insured: BAM
5.00%, due 3/1/30	440,000	475,113

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Central Texas Regional Mobility Authority, Revenue Bonds
(zero coupon), due 1/1/27	$ 1,900,000	$ 1,670,637
City of Arlington, Special Tax, Special Tax, Senior Lien
Series A, Insured: AGM
5.00%, due 2/15/43	250,000	260,878
City of College Station, Limited General Obligation
2.00%, due 2/15/36	1,000,000	805,605
City of Georgetown, Utility System, Revenue Bonds
Insured: AGM
5.00%, due 8/15/28	1,035,000	1,127,144
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	395,835
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/35	2,000,000	2,096,713
County of Parker, Unlimited General Obligation
5.00%, due 2/15/42	6,000,000	6,234,226
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/46	250,000	242,267
Series B
5.00%, due 11/1/36	1,000,000	1,129,999
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	845,000	928,158
Forney Independent School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/15/41	255,000	83,478
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 4/1/26	300,000	327,537
Series A, Insured: BAM
7.25%, due 4/1/27	300,000	338,331
Harris County Toll Road, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/43	2,290,000	2,403,224
Houston Higher Education Finance Corp., KIPP, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 2/15/39	1,000,000	967,271
Midlothian Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/43	3,460,000	3,617,964
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds
4.00%, due 8/15/29 (c)	1,240,000	1,176,673
New Hope Cultural Education Facilities Finance Corp., Outlook at Windhaven Forefront Living, Revenue Bonds
Series B-3
4.25%, due 10/1/26	1,100,000	1,081,742

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
North Texas Tollway Authority, Revenue Bonds
Series B
5.00%, due 1/1/45	$ 1,000,000	$ 1,009,985
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
5.25%, due 1/1/38	1,000,000	1,109,997
Sabine-Neches Navigation District, Waterway Project, Limited General Obligation
5.25%, due 2/15/39	1,500,000	1,665,569
State of Texas, Transportation Commission, Highway Improvement, Unlimited General Obligation
Series A
5.00%, due 4/1/37	750,000	782,372
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 7/1/52	630,000	614,327
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/45 (b)	1,000,000	1,002,388
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/32	1,000,000	1,109,536
		38,783,080
U.S. Virgin Islands 0.7%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	860,000	871,057
Series A
5.00%, due 10/1/30	2,000,000	2,026,285
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 10/1/30	100,000	100,057
		2,997,399
Utah 2.9%
Central Utah Water Conservancy District, Revenue Bonds
Series B
4.00%, due 10/1/39	1,000,000	1,004,282
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.25%, due 7/1/40 (b)	2,000,000	2,203,886
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/41	880,000	971,043
Series A
5.25%, due 7/1/43 (d)	3,125,000	3,520,649
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	1,991,250	1,947,343

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (c)	$ 500,000	$ 441,716
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/40	250,000	235,021
Utah Charter School Finance Authority, Summit Academy, Inc. Project, Revenue Bonds
Series A, Insured: UT CSCE
5.00%, due 4/15/28	200,000	212,395
Series A, Insured: UT CSCE
5.00%, due 4/15/29	185,000	198,945
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/35	700,000	653,132
Series A
5.00%, due 10/15/28	460,000	470,846
		11,859,258
Vermont 0.4%
University of Vermont and State Agricultural College, Revenue Bonds
5.00%, due 10/1/40	1,500,000	1,521,864
Virginia 1.7%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
Insured: AGM
5.00%, due 7/1/41	1,000,000	1,027,989
Chesapeake Redevelopment & Housing Authority, ENV-Mill Creek LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 6/1/26 (a)	1,001,000	1,019,089
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.75%, due 7/15/35	3,000,000	2,344,691
James City County Economic Development Authority, Blaine Landing Phase II LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 2/1/26 (a)	1,000,000	1,011,972
Virginia Port Authority, Revenue Bonds
Series B
5.00%, due 7/1/41 (b)	500,000	507,255
Williamsburg Economic Development Authority, William & Mary Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/42	1,000,000	984,434
		6,895,430
Washington 2.0%
Franklin County School District No. 1, Pasco, Unlimited General Obligation
Insured: School Bond Guaranty
5.50%, due 12/1/40	2,000,000	2,318,606
Port of Tacoma, Revenue Bonds
Series B
5.00%, due 12/1/43 (b)	925,000	942,973

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Snohomish County Public Utility District No. 1, Electric System, Revenue Bonds
5.00%, due 12/1/40	$ 1,500,000	$ 1,544,867
State of Washington, Various Purpose, Unlimited General Obligation
Series D
5.00%, due 2/1/35	500,000	503,839
Series A
5.00%, due 8/1/42	655,000	705,933
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2021A
5.00%, due 6/1/38	1,000,000	1,104,755
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
4.00%, due 7/1/36	1,000,000	981,364
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds
Series B-2
2.125%, due 7/1/27 (c)	250,000	225,641
		8,327,978
West Virginia 0.4%
State of West Virginia, Unlimited General Obligation
Series A
5.00%, due 12/1/35	470,000	521,895
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/39	1,125,000	1,134,545
		1,656,440
Wisconsin 1.6%
County of Waushara, Revenue Notes
Series A
4.75%, due 12/1/23	1,000,000	1,000,779
Hudson School District, Unlimited General Obligation
2.25%, due 3/1/27	500,000	469,299
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (c)	215,000	205,116
Public Finance Authority, University of Kansas, Revenue Bonds
5.00%, due 3/1/41	3,400,000	3,465,230
Wisconsin Health & Educational Facilities Authority, Milwaukee Science Education Consortium, Inc. (The), Revenue Bonds
Series A
4.50%, due 3/15/33	400,000	407,637
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center (The), Revenue Bonds
5.00%, due 4/1/37	1,150,000	1,224,772
		6,772,833
Total Long-Term Municipal Bonds (Cost $393,852,086)		397,581,378

	Principal Amount	Value
Short-Term Municipal Notes 3.0%
Alabama 0.5%
Alabama Housing Finance Authority, Capstone at Kinsey Cove LP, Revenue Bonds
Series A
3.875%, due 12/1/23 (e)	$ 1,500,000	$ 1,498,320
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
4.63%, due 4/1/53 (e)	700,000	685,996
		2,184,316
Arizona 0.7%
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
Series A
4.55%, due 2/1/48 (e)	3,000,000	3,000,000
California 0.5%
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (b)(e)	1,500,000	1,507,221
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series E
4.12%, due 7/1/37 (e)	500,000	500,207
		2,007,428
Indiana 0.3%
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds
Series B
3.80%, due 5/1/28 (e)	1,000,000	999,929
New York 0.5%
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (e)	500,000	492,055
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds (e)
Series A-4
4.50%, due 11/1/29	900,000	900,000
Series A-4
4.65%, due 8/1/39	800,000	800,000
		2,192,055
Virginia 0.3%
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (e)	1,500,000	1,378,187

	Principal Amount	Value
Short-Term Municipal Notes
Washington 0.2%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
4.21%, due 1/1/40 (e)	$ 655,000	$ 639,240
Total Short-Term Municipal Notes (Cost $12,419,513)		12,401,155
Total Investments (Cost $406,271,599)	99.1%	409,982,533
Other Assets, Less Liabilities	0.9	3,716,893
Net Assets	100.0%	$ 413,699,426

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2023.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Delayed delivery security.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of July 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(90)	September 2023	$ (10,735,851)	$ (10,528,594)	$ 207,257

1.	As of July 31, 2023, cash in the amount of $252,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2023.
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 397,581,378	$ —	$ 397,581,378
Short-Term Municipal Notes	—	12,401,155	—	12,401,155
Total Municipal Bonds	—	409,982,533	—	409,982,533
Other Financial Instruments
Futures Contracts (b)	207,257	—	—	207,257
Total Investments in Securities and Other Financial Instruments	$ 207,257	$ 409,982,533	$ —	$ 410,189,790

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Term Municipal Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.0%
Long-Term Municipal Bonds 76.5%
Alabama 5.1%
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	$ 13,500,000	$ 13,367,730
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	3,920,000	3,870,949
Series C-1
5.25%, due 12/1/23	530,000	531,940
Series C-1
5.25%, due 6/1/25	615,000	627,710
Series C-1
5.25%, due 12/1/25	880,000	903,460
Series F
5.50%, due 11/1/53 (a)	10,000,000	10,549,054
City of Decatur, Limited General Obligation
Series A
2.00%, due 10/1/26	1,900,000	1,795,786
Southeast Alabama Gas Supply District (The), Project No. 1, Revenue Bonds
Series A
5.00%, due 4/1/24	1,500,000	1,507,919
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,870,000	1,929,963
Southeast Energy Authority, A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	10,000,000	10,659,816
State of Alabama, Unlimited General Obligation
Series A
3.00%, due 8/1/26	5,000,000	4,964,865
		50,709,192
Alaska 0.3%
State of Alaska, International Airports System, Revenue Bonds
Series C
5.00%, due 10/1/27 (b)	3,030,000	3,199,238
Arizona 0.6%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Revenue Bonds
Series A
5.00%, due 12/1/26	2,590,000	2,639,790
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series B
5.00%, due 7/1/26 (b)	3,500,000	3,637,093
		6,276,883

	Principal Amount	Value
Long-Term Municipal Bonds
Arkansas 0.1%
City of Fort Smith, Water & Sewer, Revenue Bonds
3.00%, due 10/1/25	$ 1,400,000	$ 1,385,755
California 2.4%
Antelope Valley Community College District, Unlimited General Obligation
(zero coupon), due 8/1/35	3,990,000	2,429,933
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	10,500,000	9,091,356
Pasadena Unified School District, Unlimited General Obligation
Series B
2.00%, due 8/1/25	1,490,000	1,440,519
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series B
1.903%, due 8/1/26	4,640,000	4,267,473
State of California, Various Purpose, Unlimited General Obligation
1.75%, due 11/1/30	1,375,000	1,122,194
3.00%, due 3/1/26	4,250,000	4,247,080
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series A, Class 1
5.00%, due 6/1/24	1,710,000	1,732,476
		24,331,031
Colorado 1.2%
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	5,000,000	4,711,687
Colorado Bridge Enterprise, Colorado High Performance Transportation Enterprise, Revenue Bonds
4.00%, due 12/31/26 (b)	3,950,000	3,982,210
Colorado Health Facilities Authority, Liberty Heights, Revenue Bonds
Series B
(zero coupon), due 7/15/24	1,050,000	1,015,543
Colorado Health Facilities Authority, NCMC, Inc. Project, Revenue Bonds
5.00%, due 5/15/28	2,000,000	2,102,291
		11,811,731
Connecticut 1.0%
City of Hartford, Unlimited General Obligation
Series B, Insured: AGM State Guaranteed
5.00%, due 10/1/24	1,380,000	1,407,782
State of Connecticut, Unlimited General Obligation
Series D
5.00%, due 8/15/24	5,120,000	5,212,794
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
5.00%, due 10/1/31	2,850,000	2,855,402
		9,475,978

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware 0.8%
State of Delaware, Unlimited General Obligation
Series B
5.00%, due 8/1/25	$ 7,200,000	$ 7,472,593
District of Columbia 0.9%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,720,000	1,720,796
Metropolitan Washington Airports Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,160,000	2,290,953
Series A
5.00%, due 10/1/28	1,020,000	1,095,631
Metropolitan Washington Airports Authority Aviation, Revenue Bonds
Series A
5.00%, due 10/1/27 (b)	2,700,000	2,863,692
Washington Metropolitan Area Transit Authority Dedicated, Revenue Bonds
Series A
5.00%, due 7/15/25	1,055,000	1,091,311
		9,062,383
Florida 2.4%
City of Tampa, Water & Wastewater System, Revenue Bonds
Series B
1.141%, due 10/1/27	4,000,000	3,485,735
County of Broward, Port Facilities, Revenue Bonds (b)
5.00%, due 9/1/26	835,000	869,340
5.00%, due 9/1/27	1,995,000	2,103,817
County of Monroe, Airport, Revenue Bonds
Series 202
5.00%, due 10/1/27 (b)	200,000	208,728
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.25%, due 9/1/25	1,680,000	1,742,958
Series A, Insured: AGM
5.25%, due 9/1/26	1,875,000	1,982,500
Series A, Insured: AGM
5.25%, due 9/1/27	2,000,000	2,151,536
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/26 (b)	4,225,000	4,412,229
Miami-Dade County Expressway Authority, Revenue Bonds
Series B, Insured: BAM
5.00%, due 7/1/26	5,000,000	5,062,093
Village Community Development District No. 12, Special Assessment
3.25%, due 5/1/26	1,435,000	1,423,719
		23,442,655

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia 0.4%
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 4/1/48 (a)	$ 2,500,000	$ 2,501,044
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/26	970,000	1,002,379
		3,503,423
Guam 0.3%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/24	400,000	402,636
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/25	2,500,000	2,551,995
		2,954,631
Hawaii 0.5%
State of Hawaii, Unlimited General Obligation
Series EY
5.00%, due 10/1/27	4,155,000	4,324,612
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/28 (b)	1,000,000	1,064,476
		5,389,088
Illinois 6.8%
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series B
5.00%, due 1/1/25 (b)	835,000	835,417
Chicago O'Hare International Airport, General, Revenue Bonds
Series A
5.00%, due 1/1/28 (b)	1,525,000	1,541,900
City of Calumet City, Unlimited General Obligation
Series A, Insured: AGM
5.50%, due 3/1/26	610,000	636,061
Series A, Insured: AGM
5.50%, due 3/1/27	640,000	679,326
City of Chicago, Wastewater Transmission Project, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 1/1/26	2,090,000	1,906,942
Series A, Insured: NATL-RE
(zero coupon), due 1/1/27	12,120,000	10,664,052
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/26	405,000	407,738
Series A
5.00%, due 1/1/30	1,000,000	1,077,568
Series A
5.25%, due 1/1/30	500,000	503,888

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Neighborhoods Alive, Unlimited General Obligation
Series B
5.00%, due 1/1/26	$ 110,000	$ 112,686
Series B
5.00%, due 1/1/26	60,000	60,945
Series B
5.25%, due 1/1/28	60,000	61,671
Series B
5.25%, due 1/1/28	90,000	91,632
Cook County Township High School District No. 225, Unlimited General Obligation
5.00%, due 12/1/26	1,180,000	1,256,351
Illinois Housing Development Authority, Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 4/1/24	555,000	562,608
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 10/1/26	275,000	292,627
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 4/1/27	275,000	295,785
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 10/1/27	285,000	309,493
Kane & DeKalb Counties Community Unit School District No. 302, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 2/1/27	475,000	416,075
State of Illinois, Unlimited General Obligation
3.50%, due 6/1/31	1,700,000	1,622,079
Series D
5.00%, due 11/1/24	10,000,000	10,173,221
Series D
5.00%, due 11/1/25	5,000,000	5,162,122
Series A
5.00%, due 12/1/26	1,980,000	2,080,346
Series A
5.00%, due 3/1/29	3,745,000	4,062,705
Series B
5.00%, due 10/1/29	800,000	875,511
Series C
5.00%, due 11/1/29	5,920,000	6,299,490
Series A
5.25%, due 10/1/23	10,000,000	9,987,663
Series 1, Insured: NATL-RE
6.00%, due 11/1/26	4,115,000	4,311,436
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/27	1,145,000	1,190,084
		67,477,422

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana 1.4%
Avon Community School Building Corp., Limited General Obligation
Insured: State Intercept
4.00%, due 1/15/24	$ 2,635,000	$ 2,636,031
Greater Clark Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 7/15/26	1,190,000	1,246,285
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series B
0.65%, due 8/1/25	1,500,000	1,374,643
Series A
1.40%, due 8/1/29 (a)	4,095,000	3,569,968
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series B
2.45%, due 11/15/25	355,000	327,993
Series B
2.52%, due 11/15/26	515,000	464,043
Series B
2.92%, due 11/15/27	655,000	584,068
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (b)
Series D
5.00%, due 1/1/26	2,495,000	2,573,031
Series D
5.00%, due 1/1/29	1,480,000	1,485,585
		14,261,647
Iowa 0.3%
City of West Des Moines, Urban Renewal, Unlimited General Obligation
Series D
2.70%, due 6/1/28	1,145,000	1,108,996
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
1.50%, due 1/1/42 (a)(b)	2,000,000	1,954,212
		3,063,208
Kentucky 1.2%
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/27	4,245,000	4,309,463
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (a)
Series A
4.00%, due 4/1/48	6,500,000	6,496,013
Series C
4.00%, due 2/1/50	1,190,000	1,179,176
		11,984,652
Louisiana 1.7%
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/26	1,500,000	1,585,328

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project, Revenue Bonds
Series A
3.615%, due 2/1/29	$ 3,784,644	$ 3,642,406
5.081%, due 6/1/31	11,500,000	11,434,676
		16,662,410
Maine 0.1%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds
Series A-1, Insured: AGM
5.00%, due 12/1/28 (b)	1,000,000	1,057,656
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/26	200,000	209,528
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/27	200,000	213,523
		1,480,707
Maryland 0.2%
County of Harford, Unlimited General Obligation
Series A
3.00%, due 2/1/28	1,160,000	1,149,177
Maryland Economic Development Corp., Terminal Project, Revenue Bonds
Series B
3.70%, due 6/1/25	1,000,000	955,134
		2,104,311
Massachusetts 1.4%
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series D
3.00%, due 9/1/27	2,580,000	2,564,124
Commonwealth of Massachusetts, COVID-19 Recovery Assessment, Revenue Bonds
Series A
3.68%, due 1/15/27	7,000,000	6,749,763
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL-RE
5.50%, due 1/1/25	1,439,000	1,481,582
Massachusetts Housing Finance Agency, Revenue Bonds
Series B-2
0.80%, due 12/1/25	1,820,000	1,681,773
Town of Sutton, Unlimited General Obligation
2.05%, due 6/1/26	1,950,000	1,852,210
		14,329,452
Michigan 0.6%
Michigan Finance Authority, Revenue Bonds, Senior Lien
Series A-1
2.326%, due 6/1/30	2,009,714	1,896,112

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.25%, due 6/1/29	$ 1,000,000	$ 974,400
Series A
3.30%, due 12/1/29	1,000,000	974,848
Series A
3.35%, due 6/1/30	1,780,000	1,735,792
		5,581,152
Minnesota 2.1%
Centennial Independent School District No. 12, Unlimited General Obligation
Series A, Insured: SD CRED PROG
(zero coupon), due 2/1/33	1,500,000	1,035,934
City of St. Paul, Unlimited General Obligation
Series B
0.50%, due 3/1/24	3,850,000	3,756,908
Shakopee Independent School District No. 720, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/29	5,155,000	4,198,052
South Washington County Independent School District No. 833, School Building, Unlimited General Obligation
Series B, Insured: SD CRED PROG
3.00%, due 2/1/27	8,040,000	7,844,959
State of Minnesota, Unlimited General Obligation
Series B
3.25%, due 8/1/29	3,000,000	2,998,216
Watertown-Mayer Independent School District No. 111, Unlimited General Obligation
Series A, Insured: SD CRED PROG
(zero coupon), due 2/1/29	1,000,000	813,926
		20,647,995
Missouri 0.2%
Kansas City Municipal Assistance Corp., Leasehold, Revenue Bonds
Series B-1, Insured: AMBAC
(zero coupon), due 4/15/26	2,000,000	1,823,112
Montana 0.4%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	3,060,000	3,067,325
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/29	1,270,000	1,325,769
		4,393,094
Nebraska 1.3%
Central Plains Energy Project, Revenue Bonds
2.50%, due 12/1/49 (a)	1,550,000	1,500,974

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska
Gretna Public Schools, Unlimited General Obligation
Series B
5.00%, due 12/15/27	$ 6,000,000	$ 6,245,633
Nebraska Public Power District, Revenue Bonds
Series A
5.00%, due 7/1/28	4,500,000	4,883,413
		12,630,020
Nevada 1.8%
Clark County School District, Limited General Obligation
Series A, Insured: AGM
5.00%, due 6/15/25	3,780,000	3,900,409
County of Clark, Department of Aviation, Revenue Bonds, Sub. Lien
Series B
5.00%, due 7/1/26 (b)	3,000,000	3,114,139
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series C
5.00%, due 7/1/25	1,050,000	1,081,378
Series A
5.00%, due 7/1/27	500,000	536,640
Series A
5.00%, due 7/1/28	1,250,000	1,365,875
State of Nevada Highway Improvement, Motor Vehicle, Revenue Bonds
3.00%, due 12/1/26	7,500,000	7,417,322
		17,415,763
New Jersey 5.4%
Borough of Ringwood, Unlimited General Obligation
5.75%, due 4/5/24	6,871,000	6,968,698
County of Morris, Unlimited General Obligation
2.00%, due 2/1/25	2,830,000	2,763,602
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
Series B
3.00%, due 8/1/25 (c)	700,000	645,888
Hanover Park Regional High School District, Unlimited General Obligation
Insured: SCH BD RES FD
3.00%, due 3/15/26	1,660,000	1,657,333
Maywood School District, Unlimited General Obligation
Insured: BAM SCH BD RES FD
3.00%, due 7/15/25	660,000	655,578
Insured: BAM SCH BD RES FD
3.00%, due 7/15/26	550,000	547,040
New Jersey Economic Development Authority, Liberty State Park Project, Revenue Bonds
Series A
4.125%, due 6/15/27	2,900,000	2,920,659
New Jersey Economic Development Authority, Revenue Bonds
Series RRR
5.00%, due 3/1/28	5,000,000	5,365,705

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 12/1/24 (b)	$ 1,210,000	$ 1,225,487
New Jersey Housing & Mortgage Finance Agency, Amity Heights Apartments, Revenue Bonds
Series A, Insured: HUD Sector 8
3.50%, due 7/1/25 (a)	4,117,000	4,095,583
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: AMBAC
(zero coupon), due 12/15/24	1,130,000	1,074,189
Series C, Insured: AMBAC
(zero coupon), due 12/15/26	1,000,000	887,028
Series A
5.00%, due 6/15/24	1,100,000	1,114,355
Series D
5.00%, due 12/15/24	960,000	980,045
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A-1
5.00%, due 6/15/27	10,000,000	10,462,823
State of New Jersey, Unlimited General Obligation
2.00%, due 6/1/25	3,000,000	2,907,244
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
5.00%, due 6/1/27	7,980,000	8,550,076
Weehawken Township Board of Education, Unlimited General Obligation
Insured: AGM SCH BD RES FD
3.00%, due 7/15/25	590,000	587,030
Insured: AGM SCH BD RES FD
3.00%, due 7/15/26	345,000	342,951
		53,751,314
New Mexico 1.1%
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds
Series A
5.00%, due 11/1/39 (a)	9,490,000	9,709,846
State of New Mexico, Unlimited General Obligation
5.00%, due 3/1/29	1,000,000	1,118,630
		10,828,476
New York 4.9%
City of New York, Unlimited General Obligation
Series B-2
2.90%, due 10/1/27	8,600,000	7,960,000
Series D
5.00%, due 8/1/25	3,000,000	3,113,580
Marcellus Central School District, Unlimited General Obligation
Insured: State Aid Withholding
4.75%, due 7/2/24	8,400,000	8,488,841

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series B
5.00%, due 11/15/23	$ 1,245,000	$ 1,248,443
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Insured: NATL-RE
4.908%, due 3/1/24	500,000	503,621
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B-1
5.00%, due 11/1/24	5,000,000	5,113,928
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	4,400,000	4,281,430
New York State Housing Finance Agency, Revenue Bonds
Series A, Insured: SONYMA HUD Sector 8
0.75%, due 11/1/25	960,000	879,606
Series E
0.95%, due 5/1/25	5,050,000	4,758,012
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/26	5,000,000	5,266,623
Insured: AGM-CR
5.00%, due 12/1/29	4,000,000	4,332,489
5.00%, due 12/1/30	1,000,000	1,079,138
Village of Johnson City, Limited General Obligation
Series C
5.25%, due 9/29/23	1,550,000	1,550,202
		48,575,913
North Carolina 1.9%
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Insured: AGM
5.00%, due 7/1/28	1,000,000	1,063,084
Insured: AGM
5.00%, due 7/1/29	1,165,000	1,255,921
Insured: AGM
5.00%, due 7/1/30	1,100,000	1,195,700
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
5.00%, due 2/1/24	10,000,000	10,072,350
State of North Carolina, Connect NC, Unlimited General Obligation
Series B
4.00%, due 6/1/29	5,000,000	5,123,504
		18,710,559
Ohio 2.3%
City of Dayton, Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/23 (b)	1,155,000	1,155,915

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
County of Lorain, Limited General Obligation
4.125%, due 5/2/24	$ 4,450,000	$ 4,456,792
County of Lucas, Revenue Notes
5.25%, due 10/13/23	12,130,000	12,103,687
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Junior Lien
Series A
5.00%, due 2/15/26	2,000,000	2,095,831
State of Ohio, Infrastructure Improvement, Unlimited General Obligation
Series A
4.00%, due 3/1/26	1,500,000	1,536,342
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AGM
5.00%, due 12/31/28 (b)	1,275,000	1,295,538
		22,644,105
Oregon 2.1%
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
3.00%, due 6/1/27	8,475,000	8,369,219
Salem-Keizer School District No. 24J, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
(zero coupon), due 6/15/25	6,300,000	5,916,460
State of Oregon, Department of Transportation, Revenue Bonds, Senior Lien
Series B
1.084%, due 11/15/27	7,500,000	6,463,598
		20,749,277
Pennsylvania 2.6%
Chichester School District, Unlimited General Obligation
Insured: NATL-RE State Aid Withholding
(zero coupon), due 3/1/27	1,000,000	880,299
City of Philadelphia, Airport, Revenue Bonds
5.00%, due 7/1/25 (b)	1,750,000	1,793,794
Coatesville School District, Limited General Obligation
Insured: AGM State Aid Withholding
5.00%, due 8/1/24	625,000	635,268
Commonwealth of Pennsylvania, Unlimited General Obligation
Series 1
5.00%, due 1/1/27	4,970,000	5,322,824
Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network, Revenue Bonds
Series A
5.25%, due 1/15/45	11,385,000	11,710,667
Reading School District, Limited General Obligation
Series C, Insured: BAM State Aid Withholding
5.00%, due 4/1/24	3,325,000	3,353,213

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
Insured: AGM
4.00%, due 2/1/25	$ 1,630,000	$ 1,639,406
		25,335,471
Rhode Island 0.3%
Rhode Island Health and Educational Building Corp., City of Providence, Revenue Bonds
Series D, Insured: BAM State Aid Withholding
5.00%, due 5/15/26	1,100,000	1,156,460
Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds
Series A-77
5.00%, due 4/1/26	1,000,000	1,040,309
Series A-77
5.00%, due 10/1/26	1,180,000	1,238,790
		3,435,559
South Carolina 1.3%
City of Anderson, Water & Sewer, Revenue Bonds
5.00%, due 7/1/26	1,325,000	1,397,942
Greenville Housing Authority, Gordon Street Affordable LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 10/1/26 (a)	1,000,000	1,019,758
Richland County School District No. 1, Unlimited General Obligation
Series C, Insured: SCSDE
3.00%, due 3/1/26	8,900,000	8,782,080
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series A, Insured: AGM-CR
5.00%, due 12/1/27	1,670,000	1,744,238
		12,944,018
Tennessee 0.9%
County of Knox, Unlimited General Obligation
Series B
2.375%, due 6/1/29	1,000,000	938,040
Tennessee Energy Acquisition Corp., Revenue Bonds
4.00%, due 11/1/49 (a)	7,650,000	7,609,521
		8,547,561
Texas 7.6%
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series C
5.00%, due 1/1/27	10,655,000	11,058,084
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/24	775,000	784,379
City of Austin, Airport System, Revenue Bonds
5.00%, due 11/15/25 (b)	1,630,000	1,677,608

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Beeville, Limited General Obligation
Insured: BAM
4.00%, due 8/15/27 (d)	$ 2,215,000	$ 2,275,975
City of Dallas Housing Finance Corp. Multi-family Housing, Highpoint at Wynnewood, Revenue Bonds
3.50%, due 2/1/44 (a)	2,900,000	2,860,451
City of Georgetown, Utility System, Revenue Bonds
Insured: BAM
5.00%, due 8/15/25	520,000	537,000
Insured: BAM
5.00%, due 8/15/26	400,000	420,993
Insured: BAM
5.00%, due 8/15/27	1,110,000	1,189,625
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/25	1,000,000	1,011,172
5.00%, due 9/1/25	1,520,000	1,569,700
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/26	2,000,000	2,122,892
Dallas Area Rapid Transit, Revenue Bonds
Series A
5.00%, due 12/1/26	2,500,000	2,554,495
Dallas College, Unlimited General Obligation
3.00%, due 2/15/28	4,150,000	4,145,955
Decatur Hospital Authority, Wise Health System, Revenue Bonds
Series B
5.00%, due 9/1/28	845,000	831,761
Series B
5.00%, due 9/1/29	1,070,000	1,050,788
Ennis Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/15/26	1,385,000	1,243,448
Insured: PSF-GTD
(zero coupon), due 8/25/30	800,000	624,716
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: AGM
6.50%, due 3/1/27	390,000	430,247
Greater Texoma Utility Authority, City of Sherman Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/27	460,000	494,545
Series A, Insured: BAM
5.00%, due 10/1/28	825,000	902,928
Series A, Insured: BAM
5.00%, due 10/1/29	750,000	834,397
Harris County Municipal Utility District No. 171, Unlimited General Obligation
Insured: BAM
7.00%, due 12/1/26	930,000	1,029,121
Insured: BAM
7.00%, due 12/1/27	800,000	911,236

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
6.00%, due 9/1/24	$ 680,000	$ 698,355
Insured: BAM
6.00%, due 9/1/25	980,000	1,028,751
Insured: BAM
6.00%, due 9/1/26	980,000	1,052,790
Harris County Water Control & Improvement District No. 158, Unlimited General Obligation
Insured: BAM
7.00%, due 9/1/25	310,000	329,982
Insured: BAM
7.00%, due 9/1/26	325,000	356,765
Humble Independent School District, School Building, Unlimited General Obligation
Series A, Insured: PSF-GTD
4.00%, due 2/15/27	1,000,000	1,009,978
Keller Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/27	4,000,000	4,106,628
North Harris County Regional Water Authority, Revenue Bonds, Senior Lien
5.00%, due 12/15/26	1,315,000	1,396,054
Pasadena Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/25	3,120,000	3,209,119
San Antonio Housing Trust Public Facility Corp., Country Club Village LP, Revenue Bonds
4.00%, due 8/1/26 (a)	2,500,000	2,507,522
State of Texas, Public Finance Authority, Unlimited General Obligation
2.326%, due 10/1/29	3,000,000	2,647,217
State of Texas, Water Financial Assistance, Unlimited General Obligation
Series B
5.00%, due 8/1/26	1,670,000	1,768,111
Series B
5.00%, due 8/1/27	1,065,000	1,152,649
State of Texas, Water Financial Assistance, Economically Distressed Areas Program, Unlimited General Obligation
Series C
5.00%, due 8/1/26	3,345,000	3,541,517
Series C
5.00%, due 8/1/28	3,345,000	3,690,840
Texas Natural Gas Securitization Finance Corp., Revenue Bonds
Series A-1
5.102%, due 4/1/35	5,000,000	5,018,359
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/25	480,000	491,055
Insured: BAM
5.00%, due 5/1/26	500,000	518,673
Insured: BAM
5.00%, due 5/1/27	620,000	653,230
		75,739,111

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands 2.0%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	$ 3,850,000	$ 3,904,889
Series A
5.00%, due 10/1/26	15,430,000	15,628,383
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/24	395,000	399,369
		19,932,641
Utah 1.1%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/25	875,000	896,245
Series A
5.00%, due 7/1/26	1,290,000	1,340,529
Series A
5.00%, due 7/1/27	1,535,000	1,613,925
County of Salt Lake, Convention Hotel, Unlimited General Obligation
Series B
2.00%, due 12/15/25	2,000,000	1,922,790
Series B
2.30%, due 12/15/28	1,000,000	946,960
Series B
2.60%, due 12/15/30	1,425,000	1,348,650
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	1,811,921	1,771,969
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/26	1,265,000	1,284,295
		11,125,363
Virginia 1.6%
County of Loudoun, Public Improvement, Unlimited General Obligation
Series A, Insured: State Aid Withholding
3.00%, due 12/1/28	5,475,000	5,418,812
Series A, Insured: State Aid Withholding
5.00%, due 12/1/25	5,770,000	6,024,041
Virginia College Building Authority, Revenue Bonds
Series A, Insured: State Intercept
3.00%, due 9/1/25	1,355,000	1,342,076
Virginia College Building Authority, Public Higher Education Financing Program, Revenue Bonds
Series A, Insured: State Intercept
3.00%, due 9/1/25	10,000	9,964
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	3,000,000	2,958,085
		15,752,978

	Principal Amount	Value
Long-Term Municipal Bonds
Washington 2.0%
King County School District No. 411, Issaquah, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 12/1/30	$ 1,800,000	$ 1,794,760
Port of Seattle, Revenue Bonds
Series B
5.00%, due 3/1/25	1,500,000	1,525,753
Port of Seattle, Revenue Bonds, First Lien
Series B
5.00%, due 10/1/25 (b)	4,000,000	4,104,079
Seattle Housing Authority, Revenue Bonds
1.00%, due 6/1/26	895,000	819,859
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series F, Insured: AMBAC
(zero coupon), due 12/1/26	2,000,000	1,785,535
State of Washington, Various Purpose, Unlimited General Obligation
Series R-2015A
5.00%, due 7/1/25	10,000,000	10,174,816
		20,204,802
Wisconsin 3.9%
Baraboo School District, Unlimited General Obligation
Insured: BAM
3.00%, due 4/1/39	1,025,000	1,023,346
City of Madison, Unlimited General Obligation
Series A
2.10%, due 10/1/26	6,690,000	6,333,114
Series A
2.15%, due 10/1/27	6,690,000	6,278,805
City of Milwaukee, Unlimited General Obligation
Series N-3, Insured: BAM
5.00%, due 4/1/27	5,840,000	6,171,078
Series N-4, Insured: BAM
5.00%, due 4/1/27	815,000	861,203
County of Dane, Unlimited General Obligation
Series A
2.00%, due 6/1/26	3,000,000	2,826,723
County of Waushara, Revenue Notes
Series A
4.75%, due 12/1/23	3,600,000	3,602,804
Norwalk-Ontario-Wilton School District, Revenue Notes
4.50%, due 12/7/23 (c)	4,900,000	4,905,063
Public Finance Authority, Northwest Nazarene University, Revenue Bonds
5.00%, due 10/1/25	500,000	506,669
Racine Unified School District, Revenue Bonds
Series B
4.125%, due 4/1/25	4,500,000	4,501,957

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
State of Wisconsin, Unlimited General Obligation
Series 3
0.80%, due 5/1/26	$ 2,375,000	$ 2,133,800
		39,144,562
Total Long-Term Municipal Bonds (Cost $761,006,945)		760,291,236
Short-Term Municipal Notes 21.5%
Alabama 2.4%
Alabama Housing Finance Authority, Capstone at Kinsey Cove LP, Revenue Bonds
Series A
3.875%, due 12/1/23 (e)	1,000,000	998,880
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
4.33%, due 10/1/52 (e)	1,305,000	1,269,194
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
4.63%, due 4/1/53 (e)	15,195,000	14,891,019
Southeast Alabama Gas Supply District (The), Project No. 1, Revenue Bonds (e)
Series B
4.387%, due 4/1/49	3,500,000	3,505,463
Series C
4.63%, due 4/1/49	3,000,000	2,995,846
		23,660,402
Arizona 1.5%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
4.23%, due 1/1/46 (e)	15,000,000	14,712,919
California 2.0%
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds
Series A
3.65%, due 1/1/50 (b)(c)(e)	10,000,000	9,957,902
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (b)(e)	5,000,000	5,024,069
San Jose Evergreen Community College District, Unlimited General Obligation
Series B
6.627%, due 7/1/43 (e)	5,000,000	4,922,034
		19,904,005
Connecticut 0.7%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A
0.375%, due 7/1/35 (e)	7,125,000	6,896,314

	Principal Amount	Value
Short-Term Municipal Notes
District of Columbia 0.4%
District of Columbia Housing Finance Agency, Cascade Park Apartments II Project, Revenue Bonds
0.70%, due 8/1/42 (e)	$ 4,500,000	$ 4,322,776
Georgia 0.5%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds
Series 1
1.80%, due 9/1/29 (e)	2,800,000	2,345,770
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds
2.15%, due 10/1/32 (e)	1,000,000	977,898
Development Authority of Monroe County (The), Georgia Power Co. Scherer, Revenue Bonds
Series 1
1.00%, due 7/1/49 (e)	1,590,000	1,411,951
		4,735,619
Illinois 0.3%
Illinois Finance Authority, American Water Capital Corp., Revenue Bonds
2.45%, due 10/1/39 (e)	2,250,000	2,026,191
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
4.68%, due 5/1/42 (e)	1,125,000	1,098,137
		3,124,328
Indiana 0.4%
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series A
0.75%, due 12/1/38 (e)	2,000,000	1,785,200
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
4.28%, due 3/1/39 (e)	1,845,000	1,806,861
		3,592,061
Kansas 1.0%
City of Wichita, Wichita Senior Housing, Revenue Bonds
Series IV, Insured: FHA 221(D4)
0.51%, due 11/1/25 (e)	10,300,000	9,775,973
Michigan 1.3%
City of Detroit, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AGM
4.307%, due 7/1/32 (e)	13,500,000	12,762,445
New Jersey 0.6%
New Jersey Turnpike Authority, Revenue Bonds (e)
Series C-4
4.344%, due 1/1/24	3,200,000	3,199,812

	Principal Amount	Value
Short-Term Municipal Notes
New Jersey
New Jersey Turnpike Authority, Revenue Bonds (e)
Series D-1
4.344%, due 1/1/24	$ 2,600,000	$ 2,599,847
		5,799,659
New York 0.4%
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B-4A
3.938%, due 1/1/32 (e)	4,405,000	4,381,290
Ohio 1.9%
County of Montgomery, Premier Health Partners Obligated Group, Revenue Bonds
Series C
4.48%, due 11/15/45 (e)	2,000,000	2,000,000
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (b)(e)
Series C
2.10%, due 12/1/27	2,210,000	2,140,271
Series B
2.10%, due 7/1/28	5,000,000	4,842,241
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
4.21%, due 12/1/42 (e)	3,995,000	3,914,093
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System, Revenue Bonds
Series B-4
4.43%, due 1/1/43 (e)	6,000,000	6,000,000
		18,896,605
Pennsylvania 3.2%
Lehigh County General Purpose Authority, Muhlenberg College Project, Revenue Bonds
4.56%, due 11/1/37 (e)	12,445,000	12,433,920
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds (e)
0.95%, due 12/1/33	8,000,000	7,199,607
Series A
4.38%, due 6/1/41 (b)	9,000,000	8,857,124
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AGC
4.307%, due 7/1/27 (e)	1,820,000	1,799,428
University of Pittsburgh-of the Commonwealth System of Higher Education, Revenue Bonds
4.34%, due 2/15/24 (e)	2,000,000	2,000,067
		32,290,146
South Carolina 0.2%
Patriots Energy Group Financing Agency, Revenue Bonds
Series B
4.347%, due 10/1/48 (e)	2,180,000	2,178,098

	Principal Amount	Value
Short-Term Municipal Notes
Texas 2.8%
Capital Area Housing Finance Corp., Grand Avenue Flats Ltd., Revenue Bonds
0.29%, due 8/1/39 (e)	$ 13,000,000	$ 12,454,890
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.354%, due 9/15/27 (e)	15,775,000	15,685,171
		28,140,061
Virginia 0.3%
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (e)	3,000,000	2,756,375
Washington 1.5%
County of King, Sewer, Revenue Bonds, Junior Lien (e)
Series A
0.625%, due 1/1/32	5,845,000	5,756,423
Series A
4.21%, due 1/1/40	10,000,000	9,759,380
		15,515,803
Wisconsin 0.1%
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series B, Insured: HUD Sector 8
0.50%, due 11/1/50 (e)	750,000	710,543
Total Short-Term Municipal Notes (Cost $215,641,757)		214,155,422
Total Municipal Bonds (Cost $976,648,702)		974,446,658

Long-Term Bonds 0.5%
Corporate Bond 0.5%
Commercial Services 0.5%
J Paul Getty Trust (The)
Series 2021
0.391%, due 1/1/24	5,000,000	4,895,294
Total Long-Term Bonds (Cost $4,906,978)		4,895,294
Total Investments (Cost $981,555,680)	98.5%	979,341,952
Other Assets, Less Liabilities	1.5	14,502,671
Net Assets	100.0%	$ 993,844,623

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2023.

(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Delayed delivery security.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SCSDE—South Carolina State Department of Education
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 760,291,236	$ —	$ 760,291,236
Short-Term Municipal Notes	—	214,155,422	—	214,155,422
Total Municipal Bonds	—	974,446,658	—	974,446,658
Long-Term Bonds
Corporate Bond	—	4,895,294	—	4,895,294
Total Investments in Securities	$ —	$ 979,341,952	$ —	$ 979,341,952

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Fiera SMID Growth Fund
Portfolio of Investments July 31, 2023†^(Unaudited)
	Shares	Value
Common Stocks 98.1%
Aerospace & Defense 3.0%
BWX Technologies, Inc.	23,676	$ 1,633,644
Curtiss-Wright Corp.	4,319	826,484
		2,460,128
Biotechnology 14.2%
Amicus Therapeutics, Inc. (a)	129,471	1,763,395
Apellis Pharmaceuticals, Inc. (a)	23,640	608,730
Argenx SE, ADR (a)	4,252	2,145,049
BioMarin Pharmaceutical, Inc. (a)	11,277	991,587
Immunocore Holdings plc, ADR (a)	13,590	896,668
Karuna Therapeutics, Inc. (a)	6,111	1,220,794
Mirati Therapeutics, Inc. (a)	17,806	538,988
Neurocrine Biosciences, Inc. (a)	9,922	1,010,953
Sarepta Therapeutics, Inc. (a)	7,400	802,086
SpringWorks Therapeutics, Inc. (a)	21,513	675,078
Veracyte, Inc. (a)	14,796	406,150
Xenon Pharmaceuticals, Inc. (a)	14,520	536,078
		11,595,556
Broadline Retail 1.7%
Etsy, Inc. (a)	13,927	1,415,680
Building Products 1.7%
A O Smith Corp.	19,630	1,425,727
Capital Markets 3.2%
Ares Management Corp.	13,767	1,365,962
Raymond James Financial, Inc.	11,565	1,272,959
		2,638,921
Chemicals 0.8%
Avient Corp.	16,513	669,272
Commercial Services & Supplies 0.6%
RB Global, Inc.	7,641	492,692
Communications Equipment 2.4%
Arista Networks, Inc. (a)	12,458	1,932,111
Construction & Engineering 3.1%
EMCOR Group, Inc.	11,719	2,520,054
Electrical Equipment 2.9%
Hubbell, Inc.	3,673	1,145,976
Regal Rexnord Corp.	7,620	1,190,092
		2,336,068

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components 1.4%
Cognex Corp.	21,260	$ 1,161,221
Energy Equipment & Services 1.5%
ChampionX Corp.	33,565	1,194,914
Health Care Equipment & Supplies 7.0%
AtriCure, Inc. (a)	17,161	949,861
Inari Medical, Inc. (a)	14,397	821,637
iRhythm Technologies, Inc. (a)	9,368	984,202
Lantheus Holdings, Inc. (a)	12,006	1,038,399
Outset Medical, Inc. (a)	14,167	291,557
Shockwave Medical, Inc. (a)	6,129	1,597,217
		5,682,873
Health Care Providers & Services 3.3%
Guardant Health, Inc. (a)	23,592	920,560
Molina Healthcare, Inc. (a)	5,688	1,731,939
		2,652,499
Hotels, Restaurants & Leisure 5.6%
Hyatt Hotels Corp., Class A	15,039	1,900,177
Royal Caribbean Cruises Ltd. (a)	14,345	1,565,183
Wingstop, Inc.	6,536	1,101,839
		4,567,199
Household Durables 4.0%
PulteGroup, Inc.	20,224	1,706,703
TopBuild Corp. (a)	5,777	1,582,494
		3,289,197
IT Services 5.2%
GoDaddy, Inc., Class A (a)	21,922	1,689,967
MongoDB, Inc. (a)	6,107	2,585,704
		4,275,671
Life Sciences Tools & Services 1.0%
ICON plc (a)	3,150	791,941
Machinery 4.2%
Graco, Inc.	12,351	979,805
Lincoln Electric Holdings, Inc.	5,091	1,021,815
Nordson Corp.	5,681	1,429,396
		3,431,016
Media 2.6%
New York Times Co. (The), Class A	33,027	1,346,180
Nexstar Media Group, Inc.	4,312	805,137
		2,151,317

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 1.1%
EQT Corp.	20,457	$ 862,876
Professional Services 4.5%
Insperity, Inc.	10,415	1,225,325
Jacobs Solutions, Inc.	9,315	1,168,194
Paycom Software, Inc.	3,468	1,278,860
		3,672,379
Semiconductors & Semiconductor Equipment 6.9%
Entegris, Inc.	22,680	2,488,223
Lattice Semiconductor Corp. (a)	21,378	1,944,115
Power Integrations, Inc.	12,491	1,213,376
		5,645,714
Software 11.3%
ACI Worldwide, Inc. (a)	23,382	542,229
Dolby Laboratories, Inc., Class A	14,497	1,284,579
Gitlab, Inc., Class A (a)	31,199	1,548,406
HubSpot, Inc. (a)	4,473	2,596,800
JFrog Ltd. (a)	39,448	1,213,815
Tyler Technologies, Inc. (a)	5,122	2,031,539
		9,217,368
Specialty Retail 1.9%
Lithia Motors, Inc.	4,887	1,517,560
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor Corp. (a)	1,499	814,991
Trading Companies & Distributors 2.0%
United Rentals, Inc.	3,600	1,672,848
Total Common Stocks (Cost $56,556,283)		80,087,793
Short-Term Investment 1.7%
Affiliated Investment Company 1.7%
MainStay U.S. Government Liquidity Fund, 5.075% (b)	1,366,025	1,366,025
Total Short-Term Investment (Cost $1,366,025)		1,366,025
Total Investments (Cost $57,922,308)	99.8%	81,453,818
Other Assets, Less Liabilities	0.2	128,579
Net Assets	100.0%	$ 81,582,397

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 1,563	$ (197)	$ —	$ —	$ 1,366	$ 1	$ —	1,366
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 80,087,793	$ —	$ —	$ 80,087,793
Short-Term Investment
Affiliated Investment Company	1,366,025	—	—	1,366,025
Total Investments in Securities	$ 81,453,818	$ —	$ —	$ 81,453,818

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

354

355

356

MainStay Funds Trust
Notes to Portfolios of Investments July 31, 2023 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the MainStay Funds Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2023, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2023, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy. No foreign equity securities held by the Funds as of July 31, 2023 were fair valued in such a manner.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Funds as of July 31, 2023, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of July 31, 2023, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of July 31, 2023, and can change at any time. Illiquid investments as of July 31, 2023, are shown in the Portfolio of Investments.